UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	April 30, 2024

Item 1.

Reports to Stockholders

Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund

Annual Report
April 30, 2024

Contents

Fidelity® Mid Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Fidelity® Mid Cap Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mid Cap Index Fund	16.34%	9.06%	9.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Index Fund on April 30, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Fidelity® Mid Cap Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 22.66% for the 12 months ending April 30, 2024, according to the S&P 500® index, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, the S&P 500® continued its late-2023 momentum and ended March at its all-time high before snapping a five-month uptrend in April (-4.08%). Growth stocks led the broad rally, mostly driven by a narrow set of firms in the communication services (+41%) and information technology (+37%) sectors, largely due to excitement for AI. In particular, semiconductor-related stocks (+104%) were a standout. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% in the final two months of 2023 and 10.56% the first quarter. Risk assets were further aided on March 20, when the central bank held steady its benchmark federal funds rate and affirmed its projection to cut in 2024. The index then slipped in April, as inflation remained stickier than expected, spurring doubts of a soft economic landing. For the full 12 months, the financials, industrials and consumer discretionary sectors each gained about 24%. In sharp contrast, real estate and the defensive-oriented utilities sector each roughly broke even. Other notable "laggards" included consumer staples (+3%) and health care (+7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2024, the fund gained 16.34%, versus 16.35% for the benchmark Russell MidCap Index. By sector, industrials gained 31% and contributed most, driven by the capital goods industry (+39%). Financials stocks also helped (+27%). Information technology rose roughly 28%, consumer discretionary gained 15% and energy advanced 24%. Other notable contributors included the materials (+9%), utilities (+6%), real estate (+4%) and communication services (+2%) sectors. In contrast, health care returned about -4% and detracted most. Consumer staples (-5%) also hurt, hampered by the food, beverage & tobacco industry (-7%). Turning to individual stocks, the top contributor was CrowdStrike Holdings (+144%), from the software & services category. Constellation Energy (+143%), a stock in the utilities category, helped. Lastly, Trane Technologies (+73%), Parker Hannifin (+70%) and TransDigm (+69%), within the capital goods industry, also contributed. Conversely, the biggest individual detractor was Warner Bros Discovery (-46%), from the media & entertainment group. In pharmaceuticals, biotechnology & life sciences, Biogen (-29%) and Illumina (-39%) detracted. Insulet (-46%), from the health care equipment & services category, also hurt. Lastly, another notable detractor was Walgreens Boots Alliance (-40%), a stock in the consumer staples distribution & retail group.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Trane Technologies PLC	0.7
Amphenol Corp. Class A	0.6
Parker Hannifin Corp.	0.6
TransDigm Group, Inc.	0.6
Phillips 66 Co.	0.6
Crowdstrike Holdings, Inc.	0.6
KKR & Co. LP	0.6
Constellation Energy Corp.	0.6
Cintas Corp.	0.5
Apollo Global Management, Inc.	0.5
5.9

Market Sectors (% of Fund's net assets)

Industrials	20.3
Financials	15.8
Information Technology	13.1
Consumer Discretionary	10.4
Health Care	9.7
Real Estate	7.4
Materials	5.6
Utilities	5.4
Energy	5.2
Consumer Staples	3.4
Communication Services	3.3

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Fidelity® Mid Cap Index Fund
Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)(b)	756,942	17,515,638
Iridium Communications, Inc.	377,436	11,621,254
		29,136,892
Entertainment - 1.7%
AMC Entertainment Holdings, Inc. Class A (b)	789,496	2,313,223
Electronic Arts, Inc.	833,382	105,689,505
Liberty Media Corp. Liberty Formula One:
Class A	74,816	4,658,792
Class C	596,275	41,721,362
Liberty Media Corp. Liberty Live:
Class C	144,692	5,399,905
Series A	60,625	2,174,013
Live Nation Entertainment, Inc. (a)	481,710	42,828,836
Madison Square Garden Sports Corp. (a)	57,204	10,635,368
Playtika Holding Corp.	87,748	636,173
Roblox Corp. (a)	1,451,881	51,628,888
Roku, Inc. Class A (a)	383,717	22,125,122
Spotify Technology SA (a)	431,820	121,099,601
Take-Two Interactive Software, Inc. (a)	508,081	72,559,048
TKO Group Holdings, Inc.	190,693	18,052,906
Warner Bros Discovery, Inc. (a)	6,839,794	50,340,884
		551,863,626
Interactive Media & Services - 0.4%
IAC, Inc. (a)	231,535	11,011,805
Match Group, Inc. (a)	833,403	25,685,480
Pinterest, Inc. Class A (a)	1,803,399	60,323,697
TripAdvisor, Inc. (a)	332,854	8,764,046
Zoominfo Technologies, Inc. (a)	937,531	14,869,242
		120,654,270
Media - 1.1%
Cable One, Inc. (b)	12,573	4,951,876
Fox Corp.:
Class A	749,380	23,238,274
Class B	415,636	11,920,440
Interpublic Group of Companies, Inc.	1,190,123	36,227,344
Liberty Broadband Corp.:
Class A (a)	51,436	2,578,487
Class C (a)	357,755	17,791,156
Liberty Media Corp. Liberty SiriusXM	474,224	11,409,829
Liberty Media Corp. Liberty SiriusXM Class A	228,933	5,508,128
News Corp.:
Class A	1,170,758	27,864,040
Class B	359,339	8,818,179
Nexstar Media Group, Inc. Class A	100,622	16,105,557
Omnicom Group, Inc.	607,961	56,443,099
Paramount Global:
Class A (b)	29,561	611,617
Class B (b)	1,768,444	20,142,577
Sirius XM Holdings, Inc. (b)	1,998,793	5,876,451
The New York Times Co. Class A	498,141	21,435,007
The Trade Desk, Inc. (a)	1,359,089	112,600,524
		383,522,585
TOTAL COMMUNICATION SERVICES		1,085,177,373
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.4%
Aptiv PLC (a)	838,669	59,545,499
BorgWarner, Inc.	724,869	23,753,957
Gentex Corp.	721,179	24,736,440
Lear Corp.	178,743	22,498,381
Phinia, Inc.	145,987	5,693,493
QuantumScape Corp. Class A (a)(b)	861,294	4,668,213
		140,895,983
Automobiles - 0.2%
Harley-Davidson, Inc.	398,729	13,712,290
Lucid Group, Inc. Class A (a)(b)	1,677,769	4,278,311
Rivian Automotive, Inc. (a)(b)	2,081,186	18,522,555
Thor Industries, Inc.	161,497	16,056,032
		52,569,188
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	3,375,518	75,949,155
eBay, Inc.	1,597,839	82,352,622
Etsy, Inc. (a)	369,494	25,373,153
Kohl's Corp.	347,627	8,322,190
Macy's, Inc.	835,566	15,399,481
Nordstrom, Inc. (b)	351,142	6,675,209
Ollie's Bargain Outlet Holdings, Inc. (a)	189,658	13,871,586
		227,943,396
Distributors - 0.4%
Genuine Parts Co.	431,846	67,890,510
LKQ Corp.	820,018	35,367,376
Pool Corp.	117,085	42,446,825
		145,704,711
Diversified Consumer Services - 0.3%
ADT, Inc.	802,114	5,213,741
Bright Horizons Family Solutions, Inc. (a)	177,202	18,377,619
Grand Canyon Education, Inc. (a)	91,544	11,902,551
H&R Block, Inc.	441,668	20,859,980
Mister Car Wash, Inc. (a)(b)	252,792	1,691,178
Service Corp. International	441,723	31,675,956
		89,721,025
Hotels, Restaurants & Leisure - 3.4%
Aramark	800,621	25,227,568
Boyd Gaming Corp.	217,174	11,620,981
Caesars Entertainment, Inc. (a)	633,077	22,676,818
Carnival Corp. (a)	3,063,303	45,398,150
Cava Group, Inc.	148,641	10,693,234
Choice Hotels International, Inc. (b)	90,803	10,738,363
Churchill Downs, Inc.	218,833	28,229,457
Darden Restaurants, Inc.	366,964	56,295,947
Domino's Pizza, Inc.	107,520	56,907,110
Doordash, Inc. (a)	954,631	123,395,603
Draftkings Holdings, Inc. (a)	1,288,101	53,533,478
Expedia Group, Inc. (a)	409,783	55,169,085
Hilton Worldwide Holdings, Inc.	767,176	151,348,481
Hyatt Hotels Corp. Class A	133,354	19,841,742
Marriott Vacations Worldwide Corp.	109,232	10,498,288
MGM Resorts International (a)	846,874	33,400,711
Norwegian Cruise Line Holdings Ltd. (a)	1,298,239	24,562,682
Penn Entertainment, Inc. (a)(b)	460,447	7,615,793
Planet Fitness, Inc. (a)	263,165	15,747,794
Royal Caribbean Cruises Ltd. (a)	720,580	100,614,585
Texas Roadhouse, Inc. Class A	205,742	33,079,199
Travel+Leisure Co.	216,791	9,439,080
Vail Resorts, Inc.	116,508	22,063,120
Wendy's Co.	520,347	10,401,737
Wingstop, Inc.	90,464	34,809,643
Wyndham Hotels & Resorts, Inc.	249,956	18,374,266
Wynn Resorts Ltd.	320,225	29,348,621
Yum! Brands, Inc.	863,383	121,952,849
		1,142,984,385
Household Durables - 1.8%
D.R. Horton, Inc.	932,194	132,828,323
Garmin Ltd.	473,033	68,339,078
Leggett & Platt, Inc.	343,605	6,208,942
Lennar Corp.:
Class A	745,656	113,056,363
Class B	40,204	5,644,240
Mohawk Industries, Inc. (a)	164,589	18,980,403
Newell Brands, Inc.	993,953	7,891,987
NVR, Inc. (a)	8,964	66,681,851
PulteGroup, Inc.	659,519	73,483,607
Tempur Sealy International, Inc.	513,461	25,703,858
Toll Brothers, Inc.	319,485	38,053,858
TopBuild Corp. (a)	97,494	39,452,897
Whirlpool Corp.	169,616	16,089,774
		612,415,181
Leisure Products - 0.3%
Brunswick Corp.	211,294	17,038,748
Hasbro, Inc.	406,026	24,889,394
Mattel, Inc. (a)	1,083,287	19,845,818
Peloton Interactive, Inc. Class A (a)(b)	1,130,717	3,516,530
Polaris, Inc.	168,050	14,311,138
YETI Holdings, Inc. (a)	270,213	9,652,008
		89,253,636
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	185,287	13,522,245
AutoNation, Inc. (a)	87,391	14,083,060
Bath & Body Works, Inc.	695,893	31,607,460
Best Buy Co., Inc.	592,482	43,630,374
Burlington Stores, Inc. (a)	198,875	35,785,568
CarMax, Inc. (a)	486,925	33,096,292
Dick's Sporting Goods, Inc.	173,429	34,848,823
Five Below, Inc. (a)	169,075	24,742,436
Floor & Decor Holdings, Inc. Class A (a)(b)	320,835	35,397,726
GameStop Corp. Class A (a)(b)	824,224	9,140,644
Gap, Inc.	598,062	12,272,232
Lithia Motors, Inc. Class A (sub. vtg.)	83,282	21,185,275
Murphy U.S.A., Inc.	59,894	24,785,335
Penske Automotive Group, Inc.	60,190	9,203,653
Petco Health & Wellness Co., Inc. (a)(b)	425,751	638,627
RH (a)	48,516	11,985,878
Ross Stores, Inc.	1,017,878	131,866,095
Tractor Supply Co. (b)	332,714	90,857,539
Ulta Beauty, Inc. (a)	149,309	60,446,256
Valvoline, Inc. (a)	399,286	16,977,641
Victoria's Secret & Co. (a)	244,205	4,302,892
Wayfair LLC Class A (a)(b)	260,394	13,058,759
Williams-Sonoma, Inc.	196,167	56,256,772
		729,691,582
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC	78,884	3,531,637
Capri Holdings Ltd. (a)	347,835	12,341,186
Carter's, Inc. (b)	111,314	7,614,991
Columbia Sportswear Co.	107,187	8,535,301
Crocs, Inc. (a)	183,625	22,837,441
Deckers Outdoor Corp. (a)	78,748	64,452,876
PVH Corp.	182,960	19,906,048
Ralph Lauren Corp.	120,966	19,794,876
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	409,870	27,071,914
Tapestry, Inc.	706,225	28,192,502
Under Armour, Inc.:
Class A (sub. vtg.) (a)	582,041	3,917,136
Class C (non-vtg.) (a)	664,623	4,333,342
VF Corp. (b)	956,003	11,911,797
		234,441,047
TOTAL CONSUMER DISCRETIONARY		3,465,620,134
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	26,036	7,248,683
Brown-Forman Corp.:
Class A	155,091	7,610,315
Class B (non-vtg.)	558,953	26,745,901
Celsius Holdings, Inc. (a)	442,841	31,561,278
Molson Coors Beverage Co. Class B	538,031	30,807,655
		103,973,832
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	1,243,847	25,374,479
BJ's Wholesale Club Holdings, Inc. (a)	409,377	30,572,274
Casey's General Stores, Inc.	114,618	36,629,620
Dollar Tree, Inc. (a)	633,492	74,910,429
Grocery Outlet Holding Corp. (a)	293,924	7,633,206
Kroger Co.	2,009,301	111,275,089
Maplebear, Inc. (NASDAQ)	69,796	2,382,137
Performance Food Group Co. (a)	471,562	32,009,629
U.S. Foods Holding Corp. (a)	697,376	35,043,144
Walgreens Boots Alliance, Inc.	2,228,777	39,516,216
		395,346,223
Food Products - 1.4%
Bunge Global SA	445,409	45,324,820
Campbell Soup Co.	588,716	26,910,208
Conagra Brands, Inc.	1,464,441	45,075,494
Darling Ingredients, Inc. (a)	492,564	20,869,937
Flowers Foods, Inc.	578,257	14,421,730
Freshpet, Inc. (a)	133,218	14,130,433
Hormel Foods Corp.	891,026	31,684,885
Ingredion, Inc.	200,574	22,983,775
Kellanova	799,913	46,282,966
Lamb Weston Holdings, Inc.	447,423	37,288,233
McCormick & Co., Inc. (non-vtg.)	773,680	58,846,101
Pilgrim's Pride Corp. (a)	126,364	4,551,631
Post Holdings, Inc. (a)	156,335	16,594,960
Seaboard Corp.	658	2,178,052
The J.M. Smucker Co.	316,513	36,351,518
Tyson Foods, Inc. Class A	855,374	51,878,433
WK Kellogg Co.	202,335	4,722,499
		480,095,675
Household Products - 0.5%
Church & Dwight Co., Inc.	752,109	81,145,040
Reynolds Consumer Products, Inc.	167,115	4,784,502
Spectrum Brands Holdings, Inc.	94,477	7,734,832
The Clorox Co.	381,092	56,352,074
		150,016,448
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	1,170,960	13,395,782
Olaplex Holdings, Inc. (a)	91,334	126,954
		13,522,736
TOTAL CONSUMER STAPLES		1,142,954,914
ENERGY - 5.2%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	3,076,757	100,363,813
Halliburton Co.	2,766,397	103,656,896
NOV, Inc.	1,182,917	21,872,135
TechnipFMC PLC	1,332,305	34,133,654
		260,026,498
Oil, Gas & Consumable Fuels - 4.4%
Antero Midstream GP LP	1,043,312	14,439,438
Antero Resources Corp. (a)	870,262	29,597,611
APA Corp.	1,122,173	35,281,119
Cheniere Energy, Inc.	737,898	116,455,062
Chesapeake Energy Corp.	380,901	34,235,382
Coterra Energy, Inc.	2,298,269	62,880,640
Devon Energy Corp.	1,974,605	101,060,284
Diamondback Energy, Inc.	549,240	110,468,641
DT Midstream, Inc.	298,587	18,572,111
EQT Corp.	1,111,082	44,543,277
Hess Corp.	855,789	134,778,210
HF Sinclair Corp.	492,073	26,694,960
Marathon Oil Corp.	1,797,767	48,270,044
New Fortress Energy, Inc. (b)	201,080	5,268,296
ONEOK, Inc.	1,791,491	141,742,768
Ovintiv, Inc.	790,068	40,546,290
Phillips 66 Co.	1,354,648	193,999,140
Range Resources Corp.	720,429	25,870,605
Southwestern Energy Co. (a)	3,375,988	25,286,150
Targa Resources Corp.	680,534	77,621,708
Texas Pacific Land Corp.	56,942	32,815,675
The Williams Companies, Inc.	3,750,467	143,867,914
		1,464,295,325
TOTAL ENERGY		1,724,321,823
FINANCIALS - 15.8%
Banks - 2.5%
Bank OZK (b)	328,875	14,684,269
BOK Financial Corp.	85,044	7,545,954
Citizens Financial Group, Inc.	1,431,918	48,842,723
Columbia Banking Systems, Inc.	668,829	12,580,673
Comerica, Inc.	404,924	20,315,037
Commerce Bancshares, Inc.	369,246	20,190,371
Cullen/Frost Bankers, Inc.	182,146	19,005,114
East West Bancorp, Inc.	432,191	32,193,908
Fifth Third Bancorp	2,089,833	76,195,311
First Citizens Bancshares, Inc.	33,402	56,341,158
First Hawaiian, Inc.	391,358	8,253,740
First Horizon National Corp.	1,714,147	25,575,073
FNB Corp., Pennsylvania	1,100,165	14,676,201
Huntington Bancshares, Inc.	4,428,054	59,645,887
KeyCorp	2,867,811	41,554,581
M&T Bank Corp.	509,249	73,530,463
New York Community Bancorp, Inc.	1,993,529	5,282,852
Nu Holdings Ltd. (a)	7,197,299	78,162,667
Pinnacle Financial Partners, Inc.	231,502	17,756,203
Popular, Inc.	216,529	18,402,800
Prosperity Bancshares, Inc.	268,010	16,608,580
Regions Financial Corp.	2,844,959	54,822,360
Synovus Financial Corp.	446,404	15,976,799
TFS Financial Corp.	154,180	1,851,702
Webster Financial Corp.	526,093	23,058,656
Western Alliance Bancorp.	332,676	18,905,977
Wintrust Financial Corp.	187,177	18,088,785
Zions Bancorporation NA	448,978	18,309,323
		818,357,167
Capital Markets - 5.0%
Affiliated Managers Group, Inc.	102,738	16,037,402
Ameriprise Financial, Inc.	308,501	127,037,627
Ares Management Corp.	514,468	68,470,546
Bank of New York Mellon Corp.	2,341,453	132,268,680
Blue Owl Capital, Inc. Class A	1,401,935	26,482,552
Carlyle Group LP	649,241	29,085,997
Cboe Global Markets, Inc.	323,771	58,651,117
Coinbase Global, Inc. (a)	527,590	107,591,429
Evercore, Inc. Class A	108,229	19,643,564
FactSet Research Systems, Inc.	118,140	49,251,385
Franklin Resources, Inc.	923,887	21,101,579
Houlihan Lokey	155,691	19,849,046
Interactive Brokers Group, Inc.	318,950	36,717,524
Invesco Ltd.	1,128,913	15,996,697
Janus Henderson Group PLC	411,915	12,859,986
Jefferies Financial Group, Inc.	557,411	24,002,118
KKR & Co. LP	2,043,069	190,148,432
Lazard, Inc. Class A	338,085	13,016,273
LPL Financial	231,993	62,436,276
MarketAxess Holdings, Inc.	114,454	22,901,101
Morningstar, Inc.	79,103	22,358,463
MSCI, Inc.	236,463	110,142,101
NASDAQ, Inc.	1,134,689	67,911,137
Northern Trust Corp.	622,765	51,309,608
Raymond James Financial, Inc.	582,524	71,067,928
Robinhood Markets, Inc. (a)	1,947,035	32,106,607
SEI Investments Co.	309,067	20,382,969
State Street Corp.	928,256	67,289,277
Stifel Financial Corp.	300,857	24,044,491
T. Rowe Price Group, Inc.	679,124	74,411,617
TPG, Inc.	220,466	9,502,085
Tradeweb Markets, Inc. Class A	353,215	35,925,498
Virtu Financial, Inc. Class A	260,686	5,656,886
XP, Inc. Class A	993,903	20,345,194
		1,666,003,192
Consumer Finance - 0.7%
Ally Financial, Inc.	834,022	31,984,744
Credit Acceptance Corp. (a)	19,379	9,955,380
Discover Financial Services	768,546	97,397,835
OneMain Holdings, Inc.	346,202	18,040,586
SLM Corp.	674,382	14,290,155
SoFi Technologies, Inc. (a)(b)	2,957,563	20,052,277
Synchrony Financial	1,247,083	54,846,710
		246,567,687
Financial Services - 2.5%
Affirm Holdings, Inc. (a)(b)	694,506	22,140,851
Apollo Global Management, Inc.	1,606,519	174,114,529
Block, Inc. Class A (a)	1,700,945	124,168,985
Corebridge Financial, Inc. (b)	696,873	18,508,947
Corpay, Inc. (a)	216,396	65,381,887
Equitable Holdings, Inc.	1,037,192	38,282,757
Euronet Worldwide, Inc. (a)	135,017	13,863,546
Fidelity National Information Services, Inc.	1,823,680	123,864,346
Global Payments, Inc.	794,400	97,528,488
Jack Henry & Associates, Inc.	223,855	36,418,970
MGIC Investment Corp.	847,408	17,185,434
NCR Atleos Corp.	200,913	4,004,196
Rocket Companies, Inc. (a)(b)	371,421	4,561,050
Shift4 Payments, Inc. (a)(b)	167,621	9,698,551
The Western Union Co.	1,120,556	15,060,273
Toast, Inc. (a)(b)	1,132,968	26,772,034
UWM Holdings Corp. Class A (b)	302,757	1,907,369
Voya Financial, Inc.	297,737	20,293,754
WEX, Inc. (a)	131,583	27,798,225
		841,554,192
Insurance - 4.9%
AFLAC, Inc.	1,787,487	149,523,288
Allstate Corp.	807,663	137,351,170
American Financial Group, Inc.	220,240	28,135,660
Arch Capital Group Ltd. (a)	1,101,219	103,008,025
Arthur J. Gallagher & Co.	660,008	154,897,278
Assurant, Inc.	162,752	28,383,949
Assured Guaranty Ltd.	168,805	12,947,344
Axis Capital Holdings Ltd.	239,190	14,669,523
Brighthouse Financial, Inc. (a)	198,165	9,561,461
Brown & Brown, Inc.	729,899	59,515,964
Cincinnati Financial Corp.	472,633	54,678,912
CNA Financial Corp.	80,076	3,518,539
Everest Re Group Ltd.	131,886	48,324,349
Fidelity National Financial, Inc.	798,501	39,525,800
First American Financial Corp.	309,261	16,567,112
Globe Life, Inc.	266,320	20,285,594
Hanover Insurance Group, Inc.	109,213	14,178,032
Hartford Financial Services Group, Inc.	909,028	88,075,723
Kemper Corp.	186,081	10,850,383
Kinsale Capital Group, Inc.	67,171	24,399,866
Lincoln National Corp.	518,233	14,132,214
Loews Corp.	563,430	42,341,765
Markel Group, Inc. (a)	40,447	58,987,905
Old Republic International Corp.	791,628	23,638,012
Primerica, Inc.	107,128	22,696,138
Principal Financial Group, Inc.	730,296	57,795,625
Prudential Financial, Inc.	1,118,043	123,521,391
Reinsurance Group of America, Inc.	204,628	38,263,390
RenaissanceRe Holdings Ltd.	159,115	34,885,964
RLI Corp.	123,755	17,492,769
Ryan Specialty Group Holdings, Inc.	296,462	14,627,435
Unum Group	591,971	30,012,930
W.R. Berkley Corp.	615,414	47,368,416
White Mountains Insurance Group Ltd.	7,622	13,552,983
Willis Towers Watson PLC	318,410	79,965,487
		1,637,680,396
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp.	2,152,830	19,698,395
Annaly Capital Management, Inc.	1,535,855	28,781,923
Rithm Capital Corp.	1,393,344	15,493,985
Starwood Property Trust, Inc. (b)	909,350	17,250,370
		81,224,673
TOTAL FINANCIALS		5,291,387,307
HEALTH CARE - 9.7%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	387,405	55,766,950
Apellis Pharmaceuticals, Inc. (a)	312,884	13,826,344
Biogen, Inc. (a)	444,884	95,569,981
BioMarin Pharmaceutical, Inc. (a)	576,053	46,522,040
Exact Sciences Corp. (a)	552,728	32,804,407
Exelixis, Inc. (a)	945,038	22,170,591
Incyte Corp. (a)	537,411	27,972,243
Ionis Pharmaceuticals, Inc. (a)	439,423	18,130,593
Natera, Inc. (a)	335,475	31,158,918
Neurocrine Biosciences, Inc. (a)	297,449	40,911,135
Repligen Corp. (a)	171,781	28,206,440
Roivant Sciences Ltd. (a)	1,123,862	12,250,096
Sarepta Therapeutics, Inc. (a)	275,291	34,868,358
Ultragenyx Pharmaceutical, Inc. (a)	246,921	10,504,019
United Therapeutics Corp. (a)	138,935	32,556,639
		503,218,754
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	235,689	66,553,860
Baxter International, Inc.	1,557,742	62,886,045
Dentsply Sirona, Inc.	657,794	19,740,398
DexCom, Inc. (a)	1,191,381	151,770,026
Enovis Corp. (a)	161,367	8,912,299
Envista Holdings Corp. (a)	517,958	10,193,413
Globus Medical, Inc. (a)	364,699	18,158,363
Hologic, Inc. (a)	712,113	53,956,802
ICU Medical, Inc. (a)	65,481	6,411,900
IDEXX Laboratories, Inc. (a)	253,574	124,951,124
Inspire Medical Systems, Inc. (a)	90,416	21,849,931
Insulet Corp. (a)	214,648	36,906,577
Integra LifeSciences Holdings Corp. (a)	217,049	6,331,319
Masimo Corp. (a)	133,371	17,926,396
Novocure Ltd. (a)	318,777	3,901,830
Penumbra, Inc. (a)	112,476	22,098,160
QuidelOrtho Corp. (a)	121,960	4,945,478
ResMed, Inc.	447,038	95,661,662
Shockwave Medical, Inc. (a)	111,845	36,930,101
STERIS PLC	305,367	62,465,874
Tandem Diabetes Care, Inc. (a)	198,261	7,274,196
Teleflex, Inc.	144,611	30,187,546
The Cooper Companies, Inc.	598,284	53,283,173
Zimmer Biomet Holdings, Inc.	646,592	77,772,086
		1,001,068,559
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	276,719	20,460,603
agilon health, Inc. (a)(b)	797,851	4,388,181
Amedisys, Inc. (a)	95,224	8,765,369
Cardinal Health, Inc.	759,461	78,254,861
Cencora, Inc.	517,717	123,760,249
Chemed Corp.	45,167	25,654,856
DaVita, Inc. (a)	166,192	23,102,350
Encompass Health Corp.	303,852	25,335,180
Henry Schein, Inc. (a)	401,849	27,840,099
Laboratory Corp. of America Holdings	261,259	52,609,725
Molina Healthcare, Inc. (a)	177,846	60,841,117
Premier, Inc.	377,904	7,890,636
Quest Diagnostics, Inc.	345,149	47,692,689
R1 RCM, Inc. (a)	482,394	5,928,622
Tenet Healthcare Corp. (a)	310,636	34,881,316
Universal Health Services, Inc. Class B	181,511	30,934,920
		578,340,773
Health Care Technology - 0.3%
Certara, Inc. (a)	389,080	6,657,159
Doximity, Inc. (a)	365,546	8,879,112
Teladoc Health, Inc. (a)(b)	298,866	3,810,542
Veeva Systems, Inc. Class A (a)	447,331	88,822,043
		108,168,856
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	226,260	6,624,893
Agilent Technologies, Inc.	899,799	123,308,455
Avantor, Inc. (a)	2,076,993	50,325,540
Azenta, Inc. (a)	168,999	8,865,688
Bio-Rad Laboratories, Inc. Class A (a)	64,031	17,272,362
Bio-Techne Corp.	482,155	30,477,018
Bruker Corp.	308,199	24,042,604
Charles River Laboratories International, Inc. (a)	156,430	35,822,470
Fortrea Holdings, Inc.	273,793	10,018,086
ICON PLC (a)	250,890	74,735,113
Illumina, Inc. (a)	490,094	60,306,067
IQVIA Holdings, Inc. (a)	560,280	129,856,096
Maravai LifeSciences Holdings, Inc. (a)	331,206	2,715,889
Medpace Holdings, Inc. (a)	71,696	27,843,142
Mettler-Toledo International, Inc. (a)	65,985	81,141,755
QIAGEN NV	680,281	28,796,295
Revvity, Inc.	383,524	39,299,704
Sotera Health Co. (a)	391,348	4,383,098
Waters Corp. (a)	180,446	55,765,032
West Pharmaceutical Services, Inc.	227,987	81,500,793
		893,100,100
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	554,435	30,965,195
Elanco Animal Health, Inc. (a)	1,504,222	19,795,562
Jazz Pharmaceuticals PLC (a)	188,324	20,856,883
Organon & Co.	792,070	14,740,423
Perrigo Co. PLC	422,026	13,783,369
Royalty Pharma PLC	1,143,012	31,661,432
Viatris, Inc.	3,687,003	42,658,625
		174,461,489
TOTAL HEALTH CARE		3,258,358,531
INDUSTRIALS - 20.3%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	216,683	67,964,790
BWX Technologies, Inc.	280,985	26,909,933
Curtiss-Wright Corp.	117,379	29,746,186
HEICO Corp.	138,889	28,805,579
HEICO Corp. Class A	249,580	41,392,843
Hexcel Corp.	260,156	16,704,617
Howmet Aerospace, Inc.	1,167,668	77,941,839
Huntington Ingalls Industries, Inc.	120,624	33,404,404
Mercury Systems, Inc. (a)	170,365	4,804,293
Spirit AeroSystems Holdings, Inc. Class A (a)	356,237	11,399,584
Textron, Inc.	602,422	50,958,877
TransDigm Group, Inc.	163,153	203,619,839
Woodward, Inc.	184,130	29,895,347
		623,548,131
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	354,535	25,171,985
Expeditors International of Washington, Inc.	445,601	49,599,847
GXO Logistics, Inc. (a)	362,220	17,987,845
		92,759,677
Building Products - 2.5%
A.O. Smith Corp.	372,504	30,858,231
Advanced Drain Systems, Inc.	206,078	32,354,246
Allegion PLC	270,087	32,831,776
Armstrong World Industries, Inc.	134,894	15,496,623
Builders FirstSource, Inc. (a)	373,436	68,271,570
Carlisle Companies, Inc.	148,957	57,832,555
Carrier Global Corp.	2,565,604	157,758,990
Fortune Brands Innovations, Inc.	389,050	28,439,555
Hayward Holdings, Inc. (a)	408,511	5,547,579
Lennox International, Inc.	98,376	45,589,406
Masco Corp.	692,138	47,376,846
Owens Corning	272,579	45,850,514
The AZEK Co., Inc. (a)	441,920	20,169,229
Trane Technologies PLC	701,214	222,523,242
Trex Co., Inc. (a)	334,219	29,595,092
		840,495,454
Commercial Services & Supplies - 1.8%
Cintas Corp.	266,811	175,652,354
Clean Harbors, Inc. (a)	155,738	29,504,564
Copart, Inc.	2,642,042	143,489,301
Driven Brands Holdings, Inc. (a)	218,645	3,133,183
MSA Safety, Inc.	113,393	20,456,097
RB Global, Inc.	559,062	40,017,658
Republic Services, Inc.	617,793	118,430,918
Rollins, Inc.	785,715	35,011,460
Stericycle, Inc. (a)	283,363	12,674,827
Tetra Tech, Inc.	163,088	31,756,495
Vestis Corp.	365,696	6,736,120
		616,862,977
Construction & Engineering - 0.8%
AECOM	417,835	38,591,241
EMCOR Group, Inc.	142,769	50,992,804
MasTec, Inc. (a)	191,892	17,018,901
MDU Resources Group, Inc.	621,774	15,357,818
Quanta Services, Inc.	442,575	114,432,192
Valmont Industries, Inc.	63,836	13,073,613
Willscot Mobile Mini Holdings (a)	573,304	21,189,316
		270,655,885
Electrical Equipment - 1.6%
Acuity Brands, Inc.	94,915	23,567,395
AMETEK, Inc.	708,215	123,696,832
ChargePoint Holdings, Inc. Class A (a)(b)	1,345,518	1,789,539
Generac Holdings, Inc. (a)	185,039	25,157,902
Hubbell, Inc. Class B	164,912	61,103,194
nVent Electric PLC	506,271	36,486,951
Plug Power, Inc. (a)(b)	1,045,963	2,416,175
Regal Rexnord Corp.	203,867	32,898,018
Rockwell Automation, Inc.	354,343	96,012,779
Sensata Technologies, Inc. PLC	467,745	17,919,311
Sunrun, Inc. (a)(b)	656,627	6,756,692
Vertiv Holdings Co.	1,056,486	98,253,198
		526,057,986
Ground Transportation - 1.0%
Avis Budget Group, Inc.	57,930	5,529,419
Hertz Global Holdings, Inc. (a)(b)	441,244	2,007,660
J.B. Hunt Transport Services, Inc.	253,380	41,191,987
Knight-Swift Transportation Holdings, Inc. Class A	481,687	22,268,390
Landstar System, Inc.	110,038	19,191,728
Lyft, Inc. (a)	1,071,949	16,765,282
Old Dominion Freight Lines, Inc.	607,478	110,384,827
Ryder System, Inc.	134,601	16,401,132
Saia, Inc. (a)	81,728	32,432,122
Schneider National, Inc. Class B	168,270	3,479,824
U-Haul Holding Co. (a)(b)	24,099	1,523,780
U-Haul Holding Co. (non-vtg.)	308,289	18,904,281
XPO, Inc. (a)	350,547	37,669,781
		327,750,213
Machinery - 5.1%
AGCO Corp.	193,006	22,039,355
Allison Transmission Holdings, Inc.	274,717	20,205,435
CNH Industrial NV	3,012,647	34,344,176
Crane Co.	147,631	20,669,816
Cummins, Inc.	419,420	118,481,956
Donaldson Co., Inc.	372,609	26,902,370
Dover Corp.	429,461	77,002,357
ESAB Corp.	173,614	18,382,250
Flowserve Corp.	402,497	18,981,759
Fortive Corp.	1,088,858	81,958,342
Gates Industrial Corp. PLC (a)	507,256	8,937,851
Graco, Inc.	514,311	41,247,742
IDEX Corp.	232,743	51,310,522
Ingersoll Rand, Inc.	1,246,184	116,293,891
ITT, Inc.	254,296	32,890,645
Lincoln Electric Holdings, Inc.	171,772	37,709,107
Middleby Corp. (a)	164,035	22,795,944
Nordson Corp.	176,035	45,450,477
Oshkosh Corp.	200,602	22,521,587
Otis Worldwide Corp.	1,272,985	116,096,232
PACCAR, Inc.	1,578,873	167,534,214
Parker Hannifin Corp.	393,536	214,441,702
Pentair PLC	504,982	39,939,026
RBC Bearings, Inc. (a)	86,997	21,275,116
Snap-On, Inc.	160,204	42,928,264
Stanley Black & Decker, Inc.	470,734	43,025,088
Timken Co.	188,137	16,785,583
Toro Co.	320,934	28,110,609
Westinghouse Air Brake Tech Co.	548,943	88,423,738
Xylem, Inc.	730,140	95,429,298
		1,692,114,452
Marine Transportation - 0.0%
Kirby Corp. (a)	181,363	19,792,144
Passenger Airlines - 0.7%
Alaska Air Group, Inc. (a)	382,724	16,464,786
American Airlines Group, Inc. (a)	1,995,646	26,961,177
Delta Air Lines, Inc.	1,976,934	98,985,085
Southwest Airlines Co.	1,831,790	47,516,633
United Airlines Holdings, Inc. (a)	1,006,589	51,799,070
		241,726,751
Professional Services - 2.6%
Booz Allen Hamilton Holding Corp. Class A	394,573	58,266,595
Broadridge Financial Solutions, Inc.	360,825	69,787,163
CACI International, Inc. Class A (a)	67,874	27,300,959
Clarivate PLC (a)(b)	1,423,418	9,622,306
Concentrix Corp.	138,185	7,554,574
Dayforce, Inc. (a)(b)	461,912	28,347,539
Dun & Bradstreet Holdings, Inc.	859,190	7,818,629
Equifax, Inc.	375,416	82,662,849
FTI Consulting, Inc. (a)	102,405	21,897,261
Genpact Ltd.	544,680	16,743,463
Jacobs Solutions, Inc.	387,308	55,590,317
KBR, Inc.	411,884	26,747,747
Leidos Holdings, Inc.	420,192	58,919,322
ManpowerGroup, Inc.	149,634	11,289,885
Paychex, Inc.	992,274	117,892,074
Paycom Software, Inc.	160,771	30,221,733
Paycor HCM, Inc. (a)	209,556	3,639,988
Paylocity Holding Corp. (a)	129,652	20,116,804
Robert Half, Inc.	317,848	21,976,011
Science Applications International Corp.	159,467	20,523,403
SS&C Technologies Holdings, Inc.	668,922	41,399,583
TransUnion	595,206	43,450,038
Verisk Analytics, Inc.	439,367	95,764,431
		877,532,674
Trading Companies & Distributors - 2.0%
Air Lease Corp. Class A	318,345	15,993,653
Core & Main, Inc. (a)	534,078	30,159,385
Fastenal Co.	1,758,216	119,453,195
Ferguson PLC	628,815	131,988,269
MSC Industrial Direct Co., Inc. Class A	142,295	12,982,996
SiteOne Landscape Supply, Inc. (a)	137,096	21,508,991
United Rentals, Inc.	208,324	139,158,349
W.W. Grainger, Inc.	134,536	123,954,744
Watsco, Inc.	103,543	46,358,272
WESCO International, Inc.	136,490	20,848,848
		662,406,702
TOTAL INDUSTRIALS		6,791,703,046
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.3%
Ciena Corp. (a)	444,373	20,543,364
F5, Inc. (a)	176,344	29,151,427
Juniper Networks, Inc.	979,638	34,110,995
Lumentum Holdings, Inc. (a)	210,376	9,206,054
Ubiquiti, Inc.	13,952	1,500,956
ViaSat, Inc. (a)(b)	375,723	5,977,753
		100,490,549
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp. Class A	1,795,609	216,855,699
Arrow Electronics, Inc. (a)	165,865	21,175,985
Avnet, Inc.	279,612	13,664,638
CDW Corp.	416,163	100,653,183
Cognex Corp.	537,949	22,346,401
Coherent Corp. (a)	400,647	21,887,346
Corning, Inc.	2,341,946	78,174,157
Crane NXT Co.	148,029	9,001,643
IPG Photonics Corp. (a)	94,880	7,968,022
Jabil, Inc.	383,835	45,046,876
Keysight Technologies, Inc. (a)	536,864	79,423,660
Littelfuse, Inc.	74,681	17,224,426
TD SYNNEX Corp.	208,456	24,564,455
Teledyne Technologies, Inc. (a)	143,448	54,722,543
Trimble, Inc. (a)	758,492	45,562,614
Vontier Corp.	478,910	19,458,113
Zebra Technologies Corp. Class A (a)	157,957	49,686,954
		827,416,715
IT Services - 2.0%
Akamai Technologies, Inc. (a)	459,776	46,405,192
Amdocs Ltd.	354,237	29,752,366
Cloudflare, Inc. (a)	905,928	79,178,107
Cognizant Technology Solutions Corp. Class A	1,545,645	101,517,964
DXC Technology Co. (a)	487,888	9,508,937
EPAM Systems, Inc. (a)	170,952	40,218,168
Gartner, Inc. (a)	232,700	96,009,693
Globant SA (a)	127,277	22,730,399
GoDaddy, Inc. (a)	433,475	53,048,671
Kyndryl Holdings, Inc. (a)	698,808	13,738,565
MongoDB, Inc. Class A (a)	208,999	76,322,255
Okta, Inc. (a)	471,482	43,838,396
Twilio, Inc. Class A (a)	524,239	31,391,431
VeriSign, Inc. (a)	273,311	46,320,748
		689,980,892
Semiconductors & Semiconductor Equipment - 2.8%
Allegro MicroSystems LLC (a)	236,967	7,035,550
Cirrus Logic, Inc. (a)	165,692	14,675,340
Enphase Energy, Inc. (a)	410,986	44,698,837
Entegris, Inc.	459,658	61,097,741
First Solar, Inc. (a)	327,959	57,819,172
GlobalFoundries, Inc. (a)	242,471	11,851,982
Lattice Semiconductor Corp. (a)	420,791	28,866,263
Marvell Technology, Inc.	2,632,562	173,512,161
Microchip Technology, Inc.	1,635,864	150,466,771
MKS Instruments, Inc.	204,707	24,356,039
Monolithic Power Systems, Inc.	141,568	94,755,709
ON Semiconductor Corp. (a)	1,330,405	93,341,215
Qorvo, Inc. (a)	301,305	35,204,476
Skyworks Solutions, Inc.	487,386	51,950,474
Teradyne, Inc.	474,438	55,186,628
Universal Display Corp.	143,769	22,712,627
Wolfspeed, Inc. (a)(b)	351,077	9,489,611
		937,020,596
Software - 4.5%
ANSYS, Inc. (a)	267,370	86,863,166
AppLovin Corp. (a)	618,215	43,627,433
Aspen Technology, Inc. (a)	84,762	16,687,095
Bentley Systems, Inc. Class B	599,621	31,498,091
Bill Holdings, Inc. (a)	314,862	19,634,794
CCC Intelligent Solutions Holdings, Inc. Class A (a)	1,042,212	11,693,619
Confluent, Inc. (a)	593,802	16,697,712
Crowdstrike Holdings, Inc. (a)	657,268	192,277,181
Datadog, Inc. Class A (a)	857,587	107,627,169
DocuSign, Inc. (a)	621,707	35,188,616
Dolby Laboratories, Inc. Class A	179,750	13,959,385
DoubleVerify Holdings, Inc. (a)	434,960	12,744,328
Dropbox, Inc. Class A (a)	787,547	18,239,589
Dynatrace, Inc. (a)	796,552	36,091,771
Elastic NV (a)	247,112	25,259,789
Fair Isaac Corp. (a)	74,602	84,548,685
Five9, Inc. (a)	225,492	12,981,574
Gen Digital, Inc.	1,705,157	34,341,862
GitLab, Inc. (a)	280,729	14,729,851
Guidewire Software, Inc. (a)	251,008	27,711,283
HashiCorp, Inc. (a)	305,774	9,925,424
HubSpot, Inc. (a)	142,793	86,371,202
Informatica, Inc. (a)(b)	133,461	4,133,287
Manhattan Associates, Inc. (a)	189,680	39,085,461
nCino, Inc. (a)	218,782	6,379,683
NCR Voyix Corp. (a)	418,838	5,130,766
Nutanix, Inc. Class A (a)	747,838	45,393,767
Palantir Technologies, Inc. (a)	5,931,009	130,304,268
Pegasystems, Inc.	128,144	7,614,316
Procore Technologies, Inc. (a)	244,909	16,756,674
PTC, Inc. (a)	352,667	62,577,232
RingCentral, Inc. (a)	263,702	7,810,853
SentinelOne, Inc. (a)	744,805	15,737,730
Smartsheet, Inc. (a)	399,905	15,128,406
Teradata Corp. (a)	301,396	11,181,792
Tyler Technologies, Inc. (a)	128,129	59,137,940
UiPath, Inc. Class A (a)	1,178,319	22,352,711
Unity Software, Inc. (a)(b)	816,852	19,824,998
Zoom Video Communications, Inc. Class A (a)	795,370	48,597,107
Zscaler, Inc. (a)	272,447	47,116,984
		1,502,963,594
Technology Hardware, Storage & Peripherals - 1.0%
Hewlett Packard Enterprise Co.	3,997,872	67,963,824
HP, Inc.	2,660,543	74,734,653
NetApp, Inc.	634,139	64,815,347
Pure Storage, Inc. Class A (a)	887,849	44,747,590
Western Digital Corp. (a)	999,086	70,765,261
		323,026,675
TOTAL INFORMATION TECHNOLOGY		4,380,899,021
MATERIALS - 5.6%
Chemicals - 2.6%
Albemarle Corp. (b)	362,679	43,633,910
Ashland, Inc.	153,596	14,642,307
Axalta Coating Systems Ltd. (a)	680,921	21,408,156
Celanese Corp. Class A	304,207	46,729,237
CF Industries Holdings, Inc.	592,553	46,793,910
Corteva, Inc.	2,172,494	117,597,100
DuPont de Nemours, Inc.	1,324,596	96,033,210
Eastman Chemical Co.	364,946	34,465,500
Element Solutions, Inc.	686,835	15,886,494
FMC Corp.	387,208	22,849,144
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	5,131,858	4,572,999
Huntsman Corp.	512,010	12,216,559
International Flavors & Fragrances, Inc.	786,137	66,546,497
LyondellBasell Industries NV Class A	796,579	79,634,003
NewMarket Corp.	19,166	10,098,949
Olin Corp.	370,426	19,365,871
PPG Industries, Inc.	722,758	93,235,782
RPM International, Inc.	391,423	41,847,033
The Chemours Co. LLC	462,857	12,381,425
The Mosaic Co.	1,004,728	31,538,412
The Scotts Miracle-Gro Co. Class A (b)	131,278	8,997,794
Westlake Corp.	99,580	14,674,109
		855,148,401
Construction Materials - 0.7%
Eagle Materials, Inc.	104,971	26,317,279
Martin Marietta Materials, Inc.	190,071	111,584,982
Vulcan Materials Co.	407,902	105,087,792
		242,990,053
Containers & Packaging - 1.3%
Amcor PLC	4,434,865	39,647,693
Aptargroup, Inc.	201,309	29,064,993
Ardagh Metal Packaging SA	457,354	1,806,548
Avery Dennison Corp.	248,546	54,004,075
Ball Corp.	940,767	65,449,160
Berry Global Group, Inc.	356,882	20,213,796
Crown Holdings, Inc.	326,507	26,796,429
Graphic Packaging Holding Co.	937,081	24,223,544
International Paper Co.	1,066,037	37,247,333
Packaging Corp. of America	272,345	47,110,238
Sealed Air Corp.	446,822	14,065,957
Silgan Holdings, Inc.	248,309	11,586,098
Sonoco Products Co.	300,851	16,862,699
WestRock Co.	781,869	37,498,437
		425,577,000
Metals & Mining - 1.0%
Alcoa Corp.	552,726	19,422,792
Cleveland-Cliffs, Inc. (a)	1,533,055	25,908,630
MP Materials Corp. (a)(b)	330,734	5,291,744
Nucor Corp.	756,450	127,484,519
Reliance, Inc.	175,792	50,051,498
Royal Gold, Inc.	202,191	24,289,205
SSR Mining, Inc.	616,540	3,304,654
Steel Dynamics, Inc.	469,113	61,040,984
United States Steel Corp.	681,561	24,876,977
		341,671,003
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	197,737	14,472,371
TOTAL MATERIALS		1,879,858,828
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Agree Realty Corp.	305,900	17,503,598
Alexandria Real Estate Equities, Inc.	535,023	61,993,115
American Homes 4 Rent Class A	1,024,928	36,692,422
Americold Realty Trust	878,193	19,293,900
Apartment Income (REIT) Corp.	452,691	17,374,281
AvalonBay Communities, Inc.	436,372	82,723,040
Boston Properties, Inc.	484,678	29,996,721
Brixmor Property Group, Inc.	921,219	20,358,940
Camden Property Trust (SBI)	319,369	31,834,702
Cousins Properties, Inc.	480,018	11,011,613
CubeSmart	689,592	27,887,100
Digital Realty Trust, Inc.	930,125	129,082,748
EastGroup Properties, Inc.	140,795	21,873,911
EPR Properties	228,387	9,270,228
Equity Lifestyle Properties, Inc.	546,837	32,968,803
Equity Residential (SBI)	1,148,476	73,961,854
Essex Property Trust, Inc.	196,528	48,395,020
Extra Space Storage, Inc.	644,298	86,516,335
Federal Realty Investment Trust (SBI)	241,515	25,158,618
First Industrial Realty Trust, Inc.	406,197	18,449,468
Gaming & Leisure Properties	787,403	33,645,730
Healthcare Realty Trust, Inc.	1,198,046	17,048,195
Healthpeak Properties, Inc.	2,185,664	40,675,207
Highwoods Properties, Inc. (SBI)	332,311	8,706,548
Host Hotels & Resorts, Inc.	2,151,759	40,603,692
Invitation Homes, Inc.	1,881,734	64,355,303
Iron Mountain, Inc.	891,535	69,111,793
Kilroy Realty Corp.	364,859	12,332,234
Kimco Realty Corp.	2,022,334	37,676,082
Lamar Advertising Co. Class A	267,440	30,982,924
Medical Properties Trust, Inc. (b)	1,815,359	8,350,651
Mid-America Apartment Communities, Inc.	357,439	46,467,070
National Storage Affiliates Trust	234,805	8,227,567
Net Lease Office Properties	47,656	1,089,416
NNN (REIT), Inc.	558,328	22,629,034
Omega Healthcare Investors, Inc.	753,159	22,903,565
Park Hotels & Resorts, Inc.	642,709	10,366,896
Rayonier, Inc.	451,715	13,397,867
Realty Income Corp.	2,562,186	137,179,438
Regency Centers Corp.	556,126	32,933,782
Rexford Industrial Realty, Inc.	647,814	27,732,917
SBA Communications Corp. Class A	330,641	61,538,903
Simon Property Group, Inc.	999,206	140,418,419
STAG Industrial, Inc.	559,343	19,235,806
Sun Communities, Inc.	378,301	42,112,467
UDR, Inc.	1,011,368	38,512,893
Ventas, Inc.	1,230,061	54,467,101
VICI Properties, Inc.	3,184,434	90,915,591
Vornado Realty Trust	542,011	14,108,546
Welltower, Inc.	1,706,531	162,598,274
Weyerhaeuser Co.	2,255,010	68,033,652
WP Carey, Inc.	668,042	36,635,423
		2,217,339,403
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	935,320	81,269,955
CoStar Group, Inc. (a)	1,244,778	113,934,530
Howard Hughes Holdings, Inc.	109,500	7,135,020
Jones Lang LaSalle, Inc. (a)	146,121	26,404,065
Zillow Group, Inc.:
Class A (a)	173,065	7,268,730
Class C (a)	475,035	20,222,240
		256,234,540
TOTAL REAL ESTATE		2,473,573,943
UTILITIES - 5.4%
Electric Utilities - 2.8%
Alliant Energy Corp.	785,175	39,101,715
Avangrid, Inc.	218,628	7,986,481
Constellation Energy Corp.	990,624	184,196,627
Edison International	1,163,864	82,704,176
Entergy Corp.	651,706	69,517,479
Evergy, Inc.	685,497	35,954,318
Eversource Energy	1,080,047	65,472,449
FirstEnergy Corp.	1,676,776	64,287,592
Hawaiian Electric Industries, Inc. (b)	254,176	2,503,634
IDACORP, Inc.	155,383	14,727,201
NRG Energy, Inc.	690,439	50,174,202
OGE Energy Corp.	615,257	21,318,655
PG&E Corp.	6,273,354	107,337,087
Pinnacle West Capital Corp.	348,492	25,666,436
PPL Corp.	2,272,548	62,404,168
Xcel Energy, Inc.	1,696,736	91,165,625
		924,517,845
Gas Utilities - 0.2%
Atmos Energy Corp.	463,752	54,676,361
National Fuel Gas Co.	273,357	14,515,257
UGI Corp.	653,514	16,703,818
		85,895,436
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp. (b)	421,192	9,788,502
Clearway Energy, Inc.:
Class A	118,939	2,582,166
Class C	251,098	5,870,671
The AES Corp.	2,063,418	36,935,182
Vistra Corp.	1,087,759	82,495,643
		137,672,164
Multi-Utilities - 1.7%
Ameren Corp.	806,308	59,561,972
CenterPoint Energy, Inc.	1,943,114	56,622,342
CMS Energy Corp.	895,456	54,273,588
Consolidated Edison, Inc.	1,068,505	100,866,872
DTE Energy Co.	634,351	69,981,602
NiSource, Inc.	1,272,571	35,453,828
Public Service Enterprise Group, Inc.	1,531,365	105,786,694
WEC Energy Group, Inc.	971,674	80,299,139
		562,846,037
Water Utilities - 0.3%
American Water Works Co., Inc.	604,606	73,955,406
Essential Utilities, Inc.	774,881	28,345,147
		102,300,553
TOTAL UTILITIES		1,813,232,035
TOTAL COMMON STOCKS (Cost $26,668,032,133)		33,307,086,955

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $5,980,803)	6,000,000	5,980,640

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	115,731,995	115,755,141
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	399,362,238	399,402,174
TOTAL MONEY MARKET FUNDS (Cost $515,153,399)		515,157,315

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $27,189,166,335)	33,828,224,910
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(387,001,437)
NET ASSETS - 100.0%	33,441,223,473

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	460	Jun 2024	132,351,200	(1,151,029)	(1,151,029)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,980,640.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	85,020,796	4,030,102,388	3,999,365,772	4,618,514	(2,271)	-	115,755,141	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	733,440,398	2,162,220,567	2,496,258,791	8,294,337	-	-	399,402,174	1.5%
Total	818,461,194	6,192,322,955	6,495,624,563	12,912,851	(2,271)	-	515,157,315

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	1,085,177,373	1,085,177,373	-	-
Consumer Discretionary	3,465,620,134	3,465,620,134	-	-
Consumer Staples	1,142,954,914	1,142,954,914	-	-
Energy	1,724,321,823	1,724,321,823	-	-
Financials	5,291,387,307	5,291,387,307	-	-
Health Care	3,258,358,531	3,258,358,531	-	-
Industrials	6,791,703,046	6,791,703,046	-	-
Information Technology	4,380,899,021	4,380,899,021	-	-
Materials	1,879,858,828	1,879,858,828	-	-
Real Estate	2,473,573,943	2,473,573,943	-	-
Utilities	1,813,232,035	1,813,232,035	-	-

U.S. Government and Government Agency Obligations	5,980,640	-	5,980,640	-

Money Market Funds	515,157,315	515,157,315	-	-
Total Investments in Securities:	33,828,224,910	33,822,244,270	5,980,640	-
Derivative Instruments: Liabilities
Futures Contracts	(1,151,029)	(1,151,029)	-	-
Total Liabilities	(1,151,029)	(1,151,029)	-	-
Total Derivative Instruments:	(1,151,029)	(1,151,029)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(1,151,029)
Total Equity Risk	0	(1,151,029)
Total Value of Derivatives	0	(1,151,029)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Mid Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including securities loaned of $376,481,176) - See accompanying schedule:
Unaffiliated issuers (cost $26,674,012,936)	$33,313,067,595
Fidelity Central Funds (cost $515,153,399)	515,157,315

Total Investment in Securities (cost $27,189,166,335)		$33,828,224,910
Segregated cash with brokers for derivative instruments		604,584
Receivable for fund shares sold		24,787,862
Dividends receivable		14,676,570
Distributions receivable from Fidelity Central Funds		796,162
Other receivables		471,461
Total assets		33,869,561,549
Liabilities
Payable to custodian bank	$28,672
Payable for fund shares redeemed	25,716,122
Accrued management fee	707,134
Payable for daily variation margin on futures contracts	2,340,398
Other payables and accrued expenses	157,503
Collateral on securities loaned	399,388,247
Total liabilities		428,338,076
Net Assets		$33,441,223,473
Net Assets consist of:
Paid in capital		$27,309,678,614
Total accumulated earnings (loss)		6,131,544,859
Net Assets		$33,441,223,473
Net Asset Value, offering price and redemption price per share ($33,441,223,473 ÷ 1,086,727,746 shares)		$30.77
Statement of Operations
		Year ended April 30, 2024
Investment Income
Dividends		$482,505,575
Interest		341,448
Income from Fidelity Central Funds (including $8,294,337 from security lending)		12,912,851
Total income		495,759,874
Expenses
Management fee	$7,281,241
Independent trustees' fees and expenses	89,931
Total expenses before reductions	7,371,172
Expense reductions	(53,836)
Total expenses after reductions		7,317,336
Net Investment income (loss)		488,442,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(79,108,425)
Redemptions in-kind	704,168,743
Fidelity Central Funds	(2,271)
Futures contracts	14,218,081
Total net realized gain (loss)		639,276,128
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,357,751,687
Futures contracts	(3,393,175)
Total change in net unrealized appreciation (depreciation)		3,354,358,512
Net gain (loss)		3,993,634,640
Net increase (decrease) in net assets resulting from operations		$4,482,077,178
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$488,442,538	$426,122,159
Net realized gain (loss)	639,276,128	108,049,289
Change in net unrealized appreciation (depreciation)	3,354,358,512	(906,965,692)
Net increase (decrease) in net assets resulting from operations	4,482,077,178	(372,794,244)
Distributions to shareholders	(428,689,183)	(498,360,885)

Share transactions
Proceeds from sales of shares	9,972,651,118	7,390,631,102
Reinvestment of distributions	400,753,665	469,335,712
Cost of shares redeemed	(7,506,272,157)	(5,074,621,184)

Net increase (decrease) in net assets resulting from share transactions	2,867,132,626	2,785,345,630
Total increase (decrease) in net assets	6,920,520,621	1,914,190,501

Net Assets
Beginning of period	26,520,702,852	24,606,512,351
End of period	$33,441,223,473	$26,520,702,852

Other Information
Shares
Sold	344,911,645	278,693,173
Issued in reinvestment of distributions	13,816,637	18,153,493
Redeemed	(260,581,026)	(191,871,923)
Net increase (decrease)	98,147,256	104,974,743

Financial Highlights
Fidelity® Mid Cap Index Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$26.83	$27.85	$30.70	$19.71	$22.53
Income from Investment Operations
Net investment income (loss) A,B	.48	.46	.38	.34	.40
Net realized and unrealized gain (loss)	3.88	(.94)	(2.16)	11.28	(2.54)
Total from investment operations	4.36	(.48)	(1.78)	11.62	(2.14)
Distributions from net investment income	(.42)	(.41)	(.35)	(.37)	(.34)
Distributions from net realized gain	-	(.12)	(.72)	(.26)	(.34)
Total distributions	(.42)	(.54) C	(1.07)	(.63)	(.68)
Net asset value, end of period	$30.77	$26.83	$27.85	$30.70	$19.71
Total Return D	16.34%	(1.65)%	(6.13)%	59.59%	(9.99)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03%	.03%	.03%	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.03%	.03%	.03%
Expenses net of all reductions	.02%	.02%	.03%	.03%	.03%
Net investment income (loss)	1.66%	1.72%	1.24%	1.35%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$33,441,223	$26,520,703	$24,606,512	$21,954,129	$11,955,404
Portfolio turnover rate G	8 % H	9% H	12% H	14% H	14%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Small Cap Index Fund
Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2024	Past 1 year	Past 5 years	Past 10 years
Fidelity® Small Cap Index Fund	13.45%	5.93%	7.37%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Index Fund on April 30, 2014.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Fidelity® Small Cap Index Fund
Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 22.66% for the 12 months ending April 30, 2024, according to the S&P 500® index, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, the S&P 500® continued its late-2023 momentum and ended March at its all-time high before snapping a five-month uptrend in April (-4.08%). Growth stocks led the broad rally, mostly driven by a narrow set of firms in the communication services (+41%) and information technology (+37%) sectors, largely due to excitement for AI. In particular, semiconductor-related stocks (+104%) were a standout. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% in the final two months of 2023 and 10.56% the first quarter. Risk assets were further aided on March 20, when the central bank held steady its benchmark federal funds rate and affirmed its projection to cut in 2024. The index then slipped in April, as inflation remained stickier than expected, spurring doubts of a soft economic landing. For the full 12 months, the financials, industrials and consumer discretionary sectors each gained about 24%. In sharp contrast, real estate and the defensive-oriented utilities sector each roughly broke even. Other notable "laggards" included consumer staples (+3%) and health care (+7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2024, the fund gained 13.45%, versus 13.32% for the benchmark Russell 2000 Index. By sector, industrials gained roughly 23% and contributed most, driven by the capital goods industry (+29%). Information technology stocks also helped (+28%). Financials rose 16%, energy gained 28% and consumer discretionary advanced 11%. Other notable contributors included the materials (+12%), real estate (+7%) and consumer staples (+9%) sectors. In contrast, utilities returned about -11% and detracted most. Communication services (-9%) and health care (-1%), especially in the health care equipment & services industry (-11%), also hurt. Turning to individual stocks, the top contributor was Super Micro Computer (+713%), from the technology hardware & equipment group. Microstrategy (+223%), a stock in the software & services industry, contributed. Immunogen, within the pharmaceuticals, biotechnology & life sciences group, gained 480% and boosted the fund. In consumer discretionary distribution & retail, Carvana gained 287% and helped the fund. Lastly, another notable contributor was Comfort Systems USA (+108%), a stock in the capital goods industry. Conversely, the biggest individual detractor was Fox Factory Holding (-65%), from the automobiles & components category. Arcadium Lithium (-35%), from the materials group, also hurt. In pharmaceuticals, biotechnology & life sciences, Revance Therapeutics (-89%) and Pacific Biosciences (-84%) detracted. Lastly, Shoals Technologies (-60%), a stock in the capital goods industry, detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Index Fund
Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	1.7
MicroStrategy, Inc. Class A	0.6
Comfort Systems U.S.A., Inc.	0.5
Onto Innovation, Inc.	0.4
Weatherford International PLC	0.4
elf Beauty, Inc.	0.4
Carvana Co. Class A	0.4
Viking Therapeutics, Inc.	0.3
API Group Corp.	0.3
Light & Wonder, Inc. Class A	0.3
5.3

Market Sectors (% of Fund's net assets)

Industrials	17.5
Financials	16.0
Health Care	14.9
Information Technology	14.6
Consumer Discretionary	10.5
Energy	7.5
Real Estate	5.6
Materials	4.7
Consumer Staples	3.3
Utilities	2.6
Communication Services	2.1

Asset Allocation (% of Fund's net assets)

Futures - 0.7%

Fidelity® Small Cap Index Fund
Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	128,151	4,039,320
AST SpaceMobile, Inc. (a)(b)	1,134,361	2,506,938
ATN International, Inc.	106,044	2,023,320
Bandwidth, Inc. (a)(b)	233,088	4,242,202
Cogent Communications Group, Inc. (b)	433,818	27,842,439
Consolidated Communications Holdings, Inc. (a)(b)	718,475	3,103,812
Globalstar, Inc. (a)(b)	7,180,831	9,263,272
IDT Corp. Class B (b)	150,679	5,355,132
Liberty Latin America Ltd.:
Class A (a)	145,100	1,095,505
Class C (a)(b)	1,565,632	11,804,865
Lumen Technologies, Inc. (a)(b)	10,007,211	11,908,581
Ooma, Inc. (a)(b)	238,629	1,684,721
Shenandoah Telecommunications Co. (b)	478,196	6,130,473
		91,000,580
Entertainment - 0.4%
Atlanta Braves Holdings, Inc. (b)	446,408	16,709,051
Atlanta Braves Holdings, Inc. Class A (b)	103,492	4,174,867
Cinemark Holdings, Inc. (a)(b)	1,086,479	18,622,250
Eventbrite, Inc. (a)(b)	765,800	4,043,424
IMAX Corp. (a)(b)	442,483	7,084,153
Lions Gate Entertainment Corp.:
Class A (a)(b)	831,951	8,394,386
Class B (a)	920,534	8,680,636
Loop Media, Inc. (a)(b)	387,680	119,057
Madison Square Garden Entertainment Corp. (b)	396,011	15,503,831
Marcus Corp. (b)	230,246	3,002,408
Playstudios, Inc. Class A (a)	853,210	1,842,934
Reservoir Media, Inc. (a)(b)	190,682	1,706,604
Sphere Entertainment Co. (a)(b)	264,209	10,267,162
Vivid Seats, Inc. Class A (a)(b)	744,476	3,915,944
		104,066,707
Interactive Media & Services - 0.6%
Bumble, Inc. (a)	999,536	10,095,314
CarGurus, Inc. Class A (a)	951,890	21,379,449
Cars.com, Inc. (a)(b)	661,389	11,051,810
DHI Group, Inc. (a)(b)	415,724	972,794
EverQuote, Inc. Class A (a)(b)	216,620	4,369,225
fuboTV, Inc. (a)(b)	2,806,714	3,985,534
Grindr, Inc. (a)(b)	401,528	3,930,959
MediaAlpha, Inc. Class A (a)	228,448	4,626,072
Nextdoor Holdings, Inc. (a)	1,483,921	3,027,199
Outbrain, Inc. (a)	393,781	1,594,813
QuinStreet, Inc. (a)(b)	525,314	9,502,930
Shutterstock, Inc. (b)	245,257	10,474,926
System1, Inc. (a)(b)	325,659	556,877
TrueCar, Inc. (a)	884,021	2,333,815
Vimeo, Inc. (a)	1,528,489	5,487,276
Yelp, Inc. (a)	661,414	26,615,299
Ziff Davis, Inc. (a)	452,562	22,677,882
ZipRecruiter, Inc. (a)	666,515	6,851,774
		149,533,948
Media - 0.6%
Advantage Solutions, Inc. Class A (a)(b)	878,509	3,742,448
AMC Networks, Inc. Class A (a)	303,910	3,227,524
Boston Omaha Corp. (a)(b)	233,921	3,611,740
Cardlytics, Inc. (a)(b)	362,691	4,442,965
Clear Channel Outdoor Holdings, Inc. (a)	3,713,569	5,161,861
E.W. Scripps Co. Class A (a)(b)	587,625	2,209,470
EchoStar Corp. Class A (a)(b)	1,206,694	19,295,037
Emerald Holding, Inc. (a)	146,258	840,984
Entravision Communication Corp. Class A (b)	614,093	1,283,454
Gambling.com Group Ltd. (a)	157,164	1,359,469
Gannett Co., Inc. (a)(b)	1,426,467	3,452,050
Gray Television, Inc. (b)	837,832	4,817,534
iHeartMedia, Inc. (a)(b)	1,021,833	2,145,849
Integral Ad Science Holding Corp. (a)	668,946	6,415,192
John Wiley & Sons, Inc. Class A (b)	356,696	13,401,069
Magnite, Inc. (a)	1,349,709	11,917,930
PubMatic, Inc. (a)	419,412	9,411,605
Scholastic Corp.	255,893	9,114,909
Sinclair, Inc. Class A (b)	330,696	4,067,561
Stagwell, Inc. (a)(b)	829,019	4,932,663
TechTarget, Inc. (a)(b)	258,549	7,110,098
TEGNA, Inc.	1,955,997	26,679,799
Thryv Holdings, Inc. (a)(b)	305,746	7,035,215
Townsquare Media, Inc.	115,140	1,389,740
Urban One, Inc.:
Class A (a)(b)	120,376	239,548
Class D (non-vtg.) (a)(b)	73,429	113,815
WideOpenWest, Inc. (a)	486,940	1,738,376
		159,157,905
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)(b)	653,598	5,921,598
Spok Holdings, Inc.	181,704	2,807,327
Telephone & Data Systems, Inc.	983,849	15,397,237
		24,126,162
TOTAL COMMUNICATION SERVICES		527,885,302
CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 1.2%
Adient PLC (a)	902,382	26,954,150
American Axle & Manufacturing Holdings, Inc. (a)	1,124,806	8,256,076
Cooper-Standard Holding, Inc. (a)(b)	167,783	2,588,892
Dana, Inc.	1,285,796	15,982,444
Dorman Products, Inc. (a)	260,989	22,823,488
Fox Factory Holding Corp. (a)(b)	421,927	16,421,399
Gentherm, Inc. (a)	325,373	16,454,113
Holley, Inc. (a)(b)	526,845	2,117,917
LCI Industries (b)	245,157	25,491,425
Luminar Technologies, Inc. (a)(b)	2,868,057	4,216,044
Modine Manufacturing Co. (a)	511,322	47,363,757
Patrick Industries, Inc. (b)	209,629	21,904,134
Solid Power, Inc. (a)(b)	1,540,468	2,603,391
Standard Motor Products, Inc.	202,319	6,494,440
Stoneridge, Inc. (a)	258,147	3,867,042
The Goodyear Tire & Rubber Co. (a)	2,787,809	33,342,196
Visteon Corp. (a)	273,052	30,207,743
XPEL, Inc. (a)(b)	224,550	11,800,103
		298,888,754
Automobiles - 0.1%
LiveWire Group, Inc. (a)(b)	184,642	1,235,255
Winnebago Industries, Inc.	282,960	17,424,677
Workhorse Group, Inc. (a)(b)	2,306,006	348,668
		19,008,600
Broadline Retail - 0.1%
Big Lots, Inc. (b)	279,060	982,291
ContextLogic, Inc. (a)(b)	223,509	1,240,475
Dillard's, Inc. Class A (b)	33,966	14,876,768
Qurate Retail, Inc. (a)(b)	244	932
Savers Value Village, Inc. (b)	256,820	4,242,666
		21,343,132
Distributors - 0.0%
Weyco Group, Inc.	59,472	1,745,503
Diversified Consumer Services - 1.1%
2U, Inc. (a)(b)	785,446	194,791
Adtalem Global Education, Inc. (a)	387,515	19,228,494
Carriage Services, Inc.	132,710	3,394,722
Chegg, Inc. (a)	1,124,267	5,812,460
Coursera, Inc. (a)	1,314,720	13,436,438
Duolingo, Inc. (a)	293,849	66,336,412
European Wax Center, Inc. (a)(b)	338,277	3,978,138
Frontdoor, Inc. (a)	801,795	24,607,089
Graham Holdings Co.	34,505	24,200,772
Laureate Education, Inc. Class A	1,301,300	18,868,850
Lincoln Educational Services Corp. (a)	236,512	2,521,218
Nerdy, Inc. Class A (a)(b)	642,451	1,663,948
OneSpaWorld Holdings Ltd. (a)	830,899	10,569,035
Perdoceo Education Corp. (b)	645,031	11,804,067
Strategic Education, Inc.	224,612	25,794,442
Stride, Inc. (a)(b)	420,725	28,083,394
Udemy, Inc. (a)	894,878	8,966,678
Universal Technical Institute, Inc. (a)	394,521	6,004,610
WW International, Inc. (a)(b)	536,962	971,901
		276,437,459
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment, Inc. (a)	534,288	5,738,253
Bally's Corp. (a)(b)	291,291	3,827,564
Biglari Holdings, Inc. Class B (a)	7,139	1,407,168
BJ's Restaurants, Inc. (a)	222,808	7,261,313
Bloomin' Brands, Inc. (b)	868,148	22,389,537
Bowlero Corp. Class A (b)	163,077	1,916,155
Brinker International, Inc. (a)(b)	434,118	23,268,725
Carrols Restaurant Group, Inc.	346,328	3,297,043
Century Casinos, Inc. (a)(b)	261,063	775,357
Chuy's Holdings, Inc. (a)(b)	171,297	5,046,410
Cracker Barrel Old Country Store, Inc. (b)	218,887	12,737,035
Dave & Buster's Entertainment, Inc. (a)	335,073	17,892,898
Denny's Corp. (a)(b)	494,659	3,967,165
Dine Brands Global, Inc. (b)	152,474	6,724,103
El Pollo Loco Holdings, Inc. (a)(b)	269,929	2,299,795
Empire Resorts, Inc. (c)	17,230	0
Everi Holdings, Inc. (a)	807,204	6,594,857
First Watch Restaurant Group, Inc. (a)(b)	223,052	5,692,287
Full House Resorts, Inc. (a)(b)	322,962	1,647,106
Global Business Travel Group, Inc. (a)(b)	323,182	1,955,251
Golden Entertainment, Inc.	201,205	6,448,620
Hilton Grand Vacations, Inc. (a)(b)	782,319	32,575,763
Inspired Entertainment, Inc. (a)	214,397	1,822,375
International Game Technology PLC	1,077,138	21,262,704
Jack in the Box, Inc. (b)	194,580	11,104,681
Krispy Kreme, Inc. (b)	867,228	10,970,434
Kura Sushi U.S.A., Inc. Class A (a)(b)	58,206	6,407,316
Life Time Group Holdings, Inc. (a)(b)	441,356	6,028,923
Light & Wonder, Inc. Class A (a)	896,270	80,001,060
Lindblad Expeditions Holdings (a)(b)	350,434	2,572,186
Monarch Casino & Resort, Inc. (b)	134,694	9,128,212
Mondee Holdings, Inc. (a)(b)	458,747	1,004,656
Nathan's Famous, Inc.	25,712	1,661,252
Noodles & Co. (a)(b)	376,132	567,959
Papa John's International, Inc.	324,140	19,996,197
PlayAGS, Inc. (a)	375,418	3,318,695
Portillo's, Inc. (a)(b)	448,813	5,502,447
Potbelly Corp. (a)	254,575	2,594,119
RCI Hospitality Holdings, Inc. (b)	87,051	4,418,709
Red Robin Gourmet Burgers, Inc. (a)(b)	146,918	1,109,231
Red Rock Resorts, Inc.	470,574	24,996,891
Rush Street Interactive, Inc. (a)	648,526	4,144,081
Sabre Corp. (a)	3,277,130	9,405,363
Shake Shack, Inc. Class A (a)	374,832	39,675,967
Six Flags Entertainment Corp. (a)(b)	723,484	17,059,753
Super Group SGHC Ltd. (a)	1,343,775	4,246,329
Sweetgreen, Inc. Class A (a)	972,098	21,843,042
Target Hospitality Corp. (a)(b)	309,175	3,439,572
The Cheesecake Factory, Inc. (b)	472,686	16,317,121
The ONE Group Hospitality, Inc. (a)(b)	213,880	1,146,397
United Parks & Resorts, Inc. (a)(b)	360,461	18,318,628
Xponential Fitness, Inc. (a)(b)	230,129	2,934,145
		526,460,850
Household Durables - 2.2%
Beazer Homes U.S.A., Inc. (a)	293,013	8,213,154
Cavco Industries, Inc. (a)	83,251	30,320,847
Century Communities, Inc.	282,093	22,375,617
Cricut, Inc. (b)	467,170	2,485,344
Dream Finders Homes, Inc. (a)(b)	242,152	8,596,396
Ethan Allen Interiors, Inc.	228,100	6,441,544
GoPro, Inc. Class A (a)	1,222,829	2,115,494
Green Brick Partners, Inc. (a)	259,407	14,041,701
Helen of Troy Ltd. (a)(b)	235,409	21,824,768
Hooker Furnishings Corp.	105,242	1,789,114
Hovnanian Enterprises, Inc. Class A (a)(b)	48,568	7,179,807
Installed Building Products, Inc.	235,456	55,504,043
iRobot Corp. (a)(b)	267,437	2,289,261
KB Home	674,758	43,697,328
La-Z-Boy, Inc.	430,413	14,134,763
Landsea Homes Corp. (a)(b)	199,099	2,299,593
Legacy Housing Corp. (a)(b)	106,236	2,164,027
LGI Homes, Inc. (a)(b)	206,211	18,544,555
Lovesac (a)(b)	142,180	3,153,552
M/I Homes, Inc. (a)	267,569	31,096,869
Meritage Homes Corp.	361,096	59,848,051
Purple Innovation, Inc.	542,045	823,908
Skyline Champion Corp. (a)	537,130	40,279,379
Snap One Holdings Corp. (a)(b)	183,063	1,936,807
Sonos, Inc. (a)	1,226,522	20,728,222
Taylor Morrison Home Corp. (a)	1,027,161	57,531,288
Traeger, Inc. (a)(b)	351,525	755,779
TRI Pointe Homes, Inc. (a)	952,118	35,085,548
United Homes Group, Inc. (a)(b)	54,461	363,799
Vizio Holding Corp. (a)(b)	758,299	8,037,969
VOXX International Corp. (a)(b)	112,685	664,842
Worthington Enterprises, Inc.	306,038	17,493,132
		541,816,501
Leisure Products - 0.4%
Acushnet Holdings Corp. (b)	301,102	18,361,200
AMMO, Inc. (a)(b)	891,663	2,264,824
Clarus Corp.	296,733	1,878,320
Escalade, Inc. (b)	98,073	1,221,990
Funko, Inc. (a)(b)	366,654	2,232,923
JAKKS Pacific, Inc. (a)	74,412	1,407,131
Johnson Outdoors, Inc. Class A (b)	53,133	2,178,984
Latham Group, Inc. (a)(b)	388,926	1,088,993
Malibu Boats, Inc. Class A (a)(b)	201,844	6,866,733
Marine Products Corp.	86,791	933,003
MasterCraft Boat Holdings, Inc. (a)(b)	168,435	3,407,440
Smith & Wesson Brands, Inc. (b)	455,996	7,738,252
Solo Brands, Inc. Class A (a)(b)	195,076	366,743
Sturm, Ruger & Co., Inc.	171,520	7,929,370
Topgolf Callaway Brands Corp. (a)(b)	1,425,570	22,837,631
Vista Outdoor, Inc. (a)	571,993	20,071,234
		100,784,771
Specialty Retail - 2.7%
1-800-FLOWERS.com, Inc. Class A (a)(b)	256,385	2,325,412
Abercrombie & Fitch Co. Class A (a)	484,652	58,894,911
Academy Sports & Outdoors, Inc.	716,733	41,785,534
America's Car Mart, Inc. (a)(b)	57,825	3,309,903
American Eagle Outfitters, Inc.	1,813,346	43,991,774
Arko Corp.	784,721	3,374,300
Asbury Automotive Group, Inc. (a)(b)	205,364	43,175,727
BARK, Inc. (a)(b)	1,312,920	1,444,212
Beyond, Inc. (a)(b)	449,016	9,038,692
Big 5 Sporting Goods Corp. (b)	216,396	766,042
Boot Barn Holdings, Inc. (a)(b)	299,645	31,903,203
Build-A-Bear Workshop, Inc.	127,818	3,854,991
Caleres, Inc. (b)	339,826	12,515,792
Camping World Holdings, Inc. (b)	412,335	8,358,030
CarParts.com, Inc. (a)	531,434	653,664
Carvana Co. Class A (a)(b)	1,023,076	84,833,462
Designer Brands, Inc. Class A (b)	417,475	3,878,343
Destination XL Group, Inc. (a)(b)	555,491	1,783,126
Duluth Holdings, Inc. (a)(b)	120,137	505,777
Envela Corp. (a)(b)	75,218	322,685
EVgo, Inc. Class A (a)(b)	1,019,978	1,846,160
Foot Locker, Inc. (b)	814,040	16,972,734
Genesco, Inc. (a)(b)	108,722	2,751,754
Group 1 Automotive, Inc.	135,283	39,775,908
GrowGeneration Corp. (a)(b)	579,160	1,731,688
Guess?, Inc. (b)	280,595	7,514,334
Haverty Furniture Companies, Inc. (b)	146,645	4,516,666
Hibbett, Inc. (b)	115,287	9,942,351
J. Jill, Inc. (a)(b)	44,774	1,115,768
Lands' End, Inc. (a)	144,448	1,976,049
Lazydays Holdings, Inc. (a)(b)	72,257	255,790
Leslie's, Inc. (a)(b)	1,756,409	6,902,687
MarineMax, Inc. (a)(b)	216,315	5,336,491
Monro, Inc. (b)	293,670	8,002,508
National Vision Holdings, Inc. (a)	771,051	13,431,708
OneWater Marine, Inc. Class A (a)(b)	115,824	2,398,715
PetMed Express, Inc. (b)	211,113	833,896
Rent the Runway, Inc. Class A (a)(b)	25,605	259,891
Revolve Group, Inc. (a)(b)	394,680	7,858,079
Sally Beauty Holdings, Inc. (a)(b)	1,069,727	11,606,538
Shoe Carnival, Inc.	181,948	6,084,341
Signet Jewelers Ltd.	433,286	42,475,027
Sleep Number Corp. (a)(b)	210,522	2,802,048
Sonic Automotive, Inc. Class A (sub. vtg.) (b)	144,967	8,384,891
Sportsman's Warehouse Holdings, Inc. (a)(b)	361,764	1,157,645
Stitch Fix, Inc. (a)(b)	874,739	1,854,447
The Aaron's Co., Inc.	298,417	2,062,061
The Buckle, Inc.	305,563	11,425,001
The Cato Corp. Class A (sub. vtg.)	174,244	839,856
The Children's Place, Inc. (a)(b)	116,597	811,515
The ODP Corp. (a)	316,420	16,108,942
thredUP, Inc. (a)(b)	722,167	1,155,467
Tile Shop Holdings, Inc. (a)	285,686	1,919,810
Tilly's, Inc. (a)(b)	208,690	1,266,748
Torrid Holdings, Inc. (a)(b)	116,269	589,484
Upbound Group, Inc.	532,137	16,501,568
Urban Outfitters, Inc. (a)	633,214	24,670,017
Warby Parker, Inc. (a)(b)	855,062	10,038,428
Winmark Corp.	28,052	10,079,645
Zumiez, Inc. (a)(b)	154,724	2,661,253
		664,633,489
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	942,593	568,666
Figs, Inc. Class A (a)(b)	1,263,416	6,456,056
Fossil Group, Inc. (a)(b)	433,030	336,811
G-III Apparel Group Ltd. (a)	408,990	11,513,069
Hanesbrands, Inc. (a)(b)	3,481,507	15,875,672
Kontoor Brands, Inc. (b)	556,841	34,557,552
Movado Group, Inc.	151,884	3,868,485
Oxford Industries, Inc. (b)	149,081	16,067,950
Rocky Brands, Inc. (b)	69,043	1,779,238
Steven Madden Ltd.	731,477	29,558,986
Vera Bradley, Inc. (a)	250,742	1,652,390
Wolverine World Wide, Inc.	770,103	8,270,906
		130,505,781
TOTAL CONSUMER DISCRETIONARY		2,581,624,840
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Coca-Cola Consolidated, Inc.	47,422	39,170,572
Duckhorn Portfolio, Inc. (a)(b)	524,748	4,444,616
MGP Ingredients, Inc. (b)	157,836	12,380,656
National Beverage Corp. (a)(b)	234,765	10,447,043
Primo Water Corp.	1,553,504	29,314,620
The Vita Coco Co., Inc. (a)(b)	374,513	9,078,195
Zevia PBC (a)(b)	227,127	195,534
		105,031,236
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc.	320,698	17,619,148
Chefs' Warehouse Holdings (a)(b)	350,524	11,595,334
HF Foods Group, Inc. (a)(b)	375,334	1,095,975
Ingles Markets, Inc. Class A	140,813	10,103,333
Natural Grocers by Vitamin Cottage, Inc.	93,470	1,529,169
PriceSmart, Inc.	252,619	20,358,565
SpartanNash Co.	341,610	6,521,335
Sprouts Farmers Market LLC (a)(b)	1,009,803	66,677,292
United Natural Foods, Inc. (a)	582,957	5,205,806
Village Super Market, Inc. Class A	85,057	2,379,044
Weis Markets, Inc.	163,300	10,309,129
		153,394,130
Food Products - 0.9%
Alico, Inc.	68,229	1,904,271
B&G Foods, Inc. Class A (b)	770,736	8,555,170
Benson Hill, Inc. (a)(b)	1,610,371	295,503
Beyond Meat, Inc. (a)(b)	584,574	3,963,412
BRC, Inc. Class A (a)(b)	407,103	1,587,702
Cal-Maine Foods, Inc.	408,671	22,611,766
Calavo Growers, Inc.	172,107	4,638,284
Dole PLC (b)	710,581	8,647,771
Forafric Global PLC (a)(b)	42,779	439,340
Fresh Del Monte Produce, Inc.	337,190	8,621,948
J&J Snack Foods Corp.	149,705	20,552,999
John B. Sanfilippo & Son, Inc.	89,077	8,880,977
Lancaster Colony Corp.	193,971	37,011,607
Limoneira Co. (b)	173,299	3,427,854
Mission Produce, Inc. (a)(b)	482,185	5,472,800
Seneca Foods Corp. Class A (a)(b)	48,143	2,796,627
SunOpta, Inc. (a)(b)	930,589	6,095,358
The Hain Celestial Group, Inc. (a)	876,186	5,379,782
The Simply Good Foods Co. (a)(b)	900,779	32,833,395
TreeHouse Foods, Inc. (a)(b)	502,864	18,882,543
Utz Brands, Inc. Class A (b)	716,661	12,921,398
Vital Farms, Inc. (a)	310,414	8,306,679
Westrock Coffee Holdings (a)(b)	281,142	2,850,780
		226,677,966
Household Products - 0.3%
Central Garden & Pet Co. (a)(b)	292,359	11,972,101
Central Garden & Pet Co. Class A (non-vtg.)	291,405	10,324,479
Energizer Holdings, Inc. (b)	707,846	20,329,337
Oil-Dri Corp. of America	48,800	3,379,400
WD-40 Co. (b)	134,656	30,449,761
		76,455,078
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	1,305,026	71,998,284
Edgewell Personal Care Co. (b)	490,709	18,460,473
elf Beauty, Inc. (a)	535,500	87,034,815
Herbalife Ltd. (a)(b)	974,688	8,431,051
Inter Parfums, Inc.	181,683	21,144,268
MediFast, Inc. (b)	106,179	2,923,108
Nature's Sunshine Products, Inc. (a)	128,199	2,493,471
Nu Skin Enterprises, Inc. Class A	487,332	5,731,024
The Beauty Health Co. (a)(b)	798,170	2,578,089
USANA Health Sciences, Inc. (a)	109,822	4,559,809
Waldencast PLC (a)(b)	348,964	1,699,455
		227,053,847
Tobacco - 0.2%
Ispire Technology, Inc. (b)	175,894	909,372
Turning Point Brands, Inc.	170,897	4,928,669
Universal Corp.	240,257	12,356,418
Vector Group Ltd.	1,444,418	14,949,726
		33,144,185
TOTAL CONSUMER STAPLES		821,756,442
ENERGY - 7.5%
Energy Equipment & Services - 2.6%
Archrock, Inc.	1,380,630	26,494,290
Atlas Energy Solutions, Inc. (b)	179,020	3,976,034
Borr Drilling Ltd.	2,187,899	11,595,865
Bristow Group, Inc. (a)	231,708	6,096,237
Cactus, Inc. (b)	650,148	32,273,347
Championx Corp.	1,942,168	65,198,580
Core Laboratories, Inc.	461,027	7,284,227
Diamond Offshore Drilling, Inc. (a)	1,014,248	12,414,396
DMC Global, Inc. (a)	192,430	3,050,016
Dril-Quip, Inc. (a)	336,903	6,124,897
Expro Group Holdings NV (a)(b)	891,334	16,721,426
Forum Energy Technologies, Inc. (a)	92,568	1,726,393
Helix Energy Solutions Group, Inc. (a)	1,426,237	15,317,785
Helmerich & Payne, Inc. (b)	966,113	37,997,224
KLX Energy Services Holdings, Inc. (a)(b)	118,731	787,187
Kodiak Gas Services, Inc.	156,436	4,251,930
Liberty Oilfield Services, Inc. Class A	1,630,244	35,865,368
Mammoth Energy Services, Inc. (a)(b)	212,116	689,377
Nabors Industries Ltd. (a)(b)	89,691	6,460,443
Newpark Resources, Inc. (a)	751,813	5,217,582
Noble Corp. PLC	1,118,011	49,617,328
Oceaneering International, Inc. (a)(b)	995,645	22,810,227
Oil States International, Inc. (a)(b)	605,974	2,417,836
Patterson-UTI Energy, Inc.	3,503,899	37,912,187
ProFrac Holding Corp. (a)(b)	258,108	1,876,445
ProPetro Holding Corp. (a)	928,604	8,097,427
Ranger Energy Services, Inc. Class A	144,699	1,423,838
RPC, Inc.	846,432	5,662,630
SEACOR Marine Holdings, Inc. (a)	239,088	2,921,655
Seadrill Ltd. (a)	464,536	22,553,223
Select Water Solutions, Inc. Class A	791,828	7,316,491
Solaris Oilfield Infrastructure, Inc. Class A	295,569	2,603,963
TETRA Technologies, Inc. (a)	1,242,693	5,331,153
Tidewater, Inc. (a)	461,059	42,348,269
U.S. Silica Holdings, Inc. (a)	742,478	11,456,436
Valaris Ltd. (a)(b)	589,569	38,357,359
Weatherford International PLC (a)	705,617	87,228,374
		649,477,445
Oil, Gas & Consumable Fuels - 4.9%
Amplify Energy Corp. (a)	358,221	2,529,040
Ardmore Shipping Corp. (b)	416,807	6,981,517
Berry Corp.	752,352	6,387,468
California Resources Corp. (b)	690,637	36,507,072
Centrus Energy Corp. Class A (a)	122,037	5,239,048
Chord Energy Corp.	415,024	73,450,948
Chord Energy Corp.:
warrants 9/1/24 (a)	29,463	1,053,008
warrants 9/1/25 (a)	14,729	385,753
Civitas Resources, Inc.	803,257	57,802,374
Clean Energy Fuels Corp. (a)(b)	1,664,318	3,861,218
CNX Resources Corp. (a)(b)	1,549,203	36,437,255
Comstock Resources, Inc. (b)	910,215	9,156,763
CONSOL Energy, Inc. (b)	303,291	25,100,363
Crescent Energy, Inc. Class A (b)	765,332	8,143,132
CVR Energy, Inc.	295,340	8,972,429
Delek U.S. Holdings, Inc.	629,278	17,198,168
DHT Holdings, Inc.	1,349,995	15,416,943
Dorian LPG Ltd. (b)	342,150	14,137,638
Empire Petroleum Corp. (a)(b)	149,416	773,975
enCore Energy Corp. (a)(b)	1,635,508	7,212,590
Energy Fuels, Inc. (a)(b)	1,592,144	8,247,306
Equitrans Midstream Corp.	4,331,595	58,606,480
Evolution Petroleum Corp. (b)	314,483	1,698,208
Excelerate Energy, Inc. (b)	180,050	3,035,643
FLEX LNG Ltd. (b)	295,484	7,685,539
FutureFuel Corp.	253,048	1,371,520
Gevo, Inc. (a)(b)	2,282,982	1,504,029
Golar LNG Ltd. (b)	980,361	24,038,452
Granite Ridge Resources, Inc. (b)	331,819	2,163,460
Green Plains, Inc. (a)	583,667	12,064,397
Gulfport Energy Corp. (a)	108,480	17,216,861
Hallador Energy Co. (a)	224,024	1,144,763
HighPeak Energy, Inc.	120,766	1,716,085
International Seaways, Inc. (b)	403,388	22,303,323
Kinetik Holdings, Inc.	365,140	13,999,468
Kosmos Energy Ltd. (a)(b)	4,517,411	25,613,720
Magnolia Oil & Gas Corp. Class A (b)	1,749,175	43,851,817
Matador Resources Co.	1,123,620	70,001,526
Murphy Oil Corp.	1,439,214	64,246,513
NACCO Industries, Inc. Class A	39,935	1,099,810
Nextdecade Corp. (a)(b)	765,857	4,916,802
Nordic American Tanker Shipping Ltd. (b)	2,043,483	7,969,584
Northern Oil & Gas, Inc.	873,077	35,612,811
Overseas Shipholding Group, Inc.	575,399	3,498,426
Par Pacific Holdings, Inc. (a)(b)	548,392	16,890,474
PBF Energy, Inc. Class A	1,094,681	58,313,657
Peabody Energy Corp.	1,117,508	24,518,126
Permian Resource Corp. Class A	4,526,807	75,824,017
PrimeEnergy Corp. (a)(b)	6,798	696,523
Rex American Resources Corp. (a)	154,313	8,538,138
Riley Exploration Permian, Inc.	88,975	2,307,122
Ring Energy, Inc. (a)(b)	1,175,436	2,233,328
SandRidge Energy, Inc.	314,628	4,310,404
Scorpio Tankers, Inc.	473,585	33,321,441
SFL Corp. Ltd.	1,143,523	15,243,162
SilverBow Resources, Inc. (a)(b)	231,303	7,105,628
Sitio Royalties Corp. (b)	821,904	19,101,049
SM Energy Co. (b)	1,148,864	55,708,415
Talos Energy, Inc. (a)(b)	1,376,215	18,138,514
Teekay Corp. (a)	610,410	4,468,201
Teekay Tankers Ltd.	238,154	13,877,234
Tellurian, Inc. (a)(b)	5,761,909	2,478,197
Uranium Energy Corp. (a)(b)	3,825,711	25,823,549
VAALCO Energy, Inc.	1,049,328	6,715,699
Verde Clean Fuels, Inc. (a)(b)	37,678	184,622
Vertex Energy, Inc. (a)(b)	633,889	824,056
Vital Energy, Inc. (a)(b)	230,639	12,228,480
Vitesse Energy, Inc. (b)	253,053	5,615,246
W&T Offshore, Inc. (b)	931,032	2,094,822
World Kinect Corp. (b)	592,030	13,912,705
		1,200,826,054
TOTAL ENERGY		1,850,303,499
FINANCIALS - 16.0%
Banks - 8.4%
1st Source Corp.	164,709	8,169,566
ACNB Corp.	82,131	2,672,543
Amalgamated Financial Corp.	178,136	4,371,457
Amerant Bancorp, Inc. Class A	256,136	5,547,906
Ameris Bancorp	657,273	31,207,322
Ames National Corp.	83,938	1,615,807
Arrow Financial Corp.	144,945	3,227,925
Associated Banc-Corp.	1,498,095	31,564,862
Atlantic Union Bankshares Corp.	883,781	28,077,722
Axos Financial, Inc. (a)(b)	543,588	27,510,989
Banc of California, Inc. (b)	1,363,112	18,661,003
BancFirst Corp.	219,151	19,541,695
Bancorp, Inc., Delaware (a)	510,565	15,286,316
Bank First National Corp. (b)	92,056	7,105,803
Bank of Hawaii Corp. (b)	389,766	22,095,835
Bank of Marin Bancorp	156,953	2,253,845
Bank7 Corp. (b)	37,695	1,029,074
BankUnited, Inc.	736,648	19,690,601
Bankwell Financial Group, Inc.	57,427	1,316,801
Banner Corp.	338,986	14,789,959
Bar Harbor Bankshares	146,278	3,668,652
BayCom Corp.	106,310	2,102,812
BCB Bancorp, Inc.	148,602	1,399,831
Berkshire Hills Bancorp, Inc.	429,485	9,156,620
Blue Foundry Bancorp (a)(b)	208,650	1,781,871
Blue Ridge Bankshares, Inc. (b)	174,095	435,238
Bridgewater Bancshares, Inc. (a)(b)	198,880	2,163,814
Brookline Bancorp, Inc., Delaware	880,612	7,309,080
Burke & Herbert Financial Services Corp. (b)	63,120	3,306,226
Business First Bancshares, Inc.	237,015	4,785,333
Byline Bancorp, Inc.	241,694	5,237,509
C & F Financial Corp. (b)	30,948	1,212,233
Cadence Bank	1,808,786	50,049,109
Cambridge Bancorp	75,666	4,643,622
Camden National Corp.	141,088	4,404,767
Capital Bancorp, Inc.	92,018	1,785,149
Capital City Bank Group, Inc.	129,875	3,444,285
Capitol Federal Financial, Inc.	1,226,361	5,849,742
Carter Bankshares, Inc. (a)	217,297	2,644,504
Cathay General Bancorp	691,150	23,803,206
Central Pacific Financial Corp.	266,090	5,305,835
Chemung Financial Corp. (b)	32,145	1,355,394
ChoiceOne Financial Services, Inc. (b)	68,977	1,714,768
Citizens & Northern Corp.	149,306	2,545,667
Citizens Financial Services, Inc.	36,466	1,473,226
City Holding Co. (b)	144,934	14,641,233
Civista Bancshares, Inc.	149,848	2,139,829
CNB Financial Corp., Pennsylvania	201,901	3,836,119
Coastal Financial Corp. of Washington (a)	110,228	4,263,619
Codorus Valley Bancorp, Inc.	90,345	2,005,659
Colony Bankcorp, Inc.	158,409	1,721,906
Columbia Financial, Inc. (a)(b)	284,096	4,715,994
Community Bank System, Inc. (b)	528,535	22,843,283
Community Trust Bancorp, Inc.	153,340	6,441,813
Community West Bank	157,072	2,696,926
ConnectOne Bancorp, Inc.	365,796	6,551,406
CrossFirst Bankshares, Inc. (a)(b)	444,745	5,372,520
Customers Bancorp, Inc. (a)(b)	285,542	13,040,703
CVB Financial Corp.	1,321,613	21,595,156
Dime Community Bancshares, Inc.	349,894	6,368,071
Eagle Bancorp, Inc.	293,278	5,422,710
Eastern Bankshares, Inc.	1,541,451	19,360,625
Enterprise Bancorp, Inc.	94,871	2,305,365
Enterprise Financial Services Corp.	362,278	13,770,187
Equity Bancshares, Inc. (b)	144,013	4,797,073
Esquire Financial Holdings, Inc.	70,240	3,305,494
ESSA Bancorp, Inc. (b)	82,294	1,333,163
Evans Bancorp, Inc. (b)	49,306	1,261,741
Farmers & Merchants Bancorp, Inc. (b)	124,907	2,560,594
Farmers National Banc Corp. (b)	360,362	4,263,082
FB Financial Corp.	354,558	12,994,551
Fidelity D & D Bancorp, Inc. (b)	46,198	2,097,389
Financial Institutions, Inc.	151,593	2,610,431
First Bancorp, North Carolina	397,351	12,083,444
First Bancorp, Puerto Rico	1,662,899	28,685,008
First Bancshares, Inc.	304,722	7,295,045
First Bank Hamilton New Jersey	197,861	2,311,016
First Busey Corp.	515,755	11,521,967
First Business Finance Services, Inc.	77,236	2,554,195
First Commonwealth Financial Corp.	1,011,180	13,337,464
First Community Bankshares, Inc.	169,153	5,612,497
First Community Corp.	66,890	1,105,692
First Financial Bancorp, Ohio	935,740	20,689,211
First Financial Bankshares, Inc. (b)	1,293,578	38,238,166
First Financial Corp., Indiana	111,766	4,069,400
First Foundation, Inc.	505,996	2,772,858
First Interstate Bancsystem, Inc.	823,314	21,982,484
First Merchants Corp.	588,213	19,658,078
First Mid-Illinois Bancshares, Inc.	219,354	6,791,200
First of Long Island Corp.	209,862	1,987,393
First Western Financial, Inc. (a)(b)	78,341	1,305,944
Five Star Bancorp	127,670	2,760,225
Flushing Financial Corp.	275,808	3,039,404
FS Bancorp, Inc.	63,985	1,994,412
Fulton Financial Corp.	1,596,028	26,414,263
FVCBankcorp, Inc. (a)(b)	155,469	1,789,448
German American Bancorp, Inc.	278,485	8,836,329
Glacier Bancorp, Inc.	1,106,701	40,040,442
Great Southern Bancorp, Inc. (b)	86,498	4,445,997
Greene County Bancorp, Inc. (b)	69,303	2,038,894
Guaranty Bancshares, Inc. Texas	79,869	2,294,636
Hancock Whitney Corp.	862,012	39,126,725
Hanmi Financial Corp.	304,441	4,657,947
HarborOne Bancorp, Inc.	391,259	3,963,454
HBT Financial, Inc.	129,862	2,396,603
Heartland Financial U.S.A., Inc.	419,261	17,655,081
Heritage Commerce Corp.	594,564	4,720,838
Heritage Financial Corp., Washington	344,097	6,104,281
Hilltop Holdings, Inc.	454,897	13,310,286
Hingham Institution for Savings (b)	14,546	2,456,819
Home Bancorp, Inc.	69,579	2,435,265
Home Bancshares, Inc.	1,868,744	44,251,858
HomeStreet, Inc.	178,980	2,192,505
HomeTrust Bancshares, Inc.	143,209	3,680,471
Hope Bancorp, Inc.	1,149,101	11,513,992
Horizon Bancorp, Inc. Indiana	434,528	4,988,381
Independent Bank Corp.	200,304	4,969,542
Independent Bank Corp.	438,644	22,037,475
Independent Bank Group, Inc.	358,948	13,367,224
International Bancshares Corp.	534,517	29,745,871
John Marshall Bankcorp, Inc. (b)	122,873	2,029,862
Kearny Financial Corp.	535,917	2,893,952
Lakeland Bancorp, Inc.	619,675	7,553,838
Lakeland Financial Corp. (b)	247,132	14,523,948
LCNB Corp. (b)	108,738	1,533,206
Live Oak Bancshares, Inc. (b)	335,358	10,838,771
Macatawa Bank Corp.	261,184	3,656,576
Mainstreet Bancshares, Inc.	67,721	1,034,100
Mercantile Bank Corp.	157,495	5,682,420
Metrocity Bankshares, Inc.	181,631	4,173,880
Metropolitan Bank Holding Corp. (a)	102,905	4,085,329
Mid Penn Bancorp, Inc.	139,654	2,825,200
Middlefield Banc Corp. (b)	77,024	1,653,705
Midland States Bancorp, Inc.	206,136	4,514,378
MidWestOne Financial Group, Inc.	138,943	2,802,480
MVB Financial Corp.	111,187	1,998,030
National Bank Holdings Corp.	366,991	12,011,615
National Bankshares, Inc. (b)	56,587	1,517,097
NBT Bancorp, Inc.	455,804	15,957,698
Nicolet Bankshares, Inc. (b)	130,269	9,969,487
Northeast Bank	66,302	3,429,139
Northeast Community Bancorp, Inc.	119,326	1,882,964
Northfield Bancorp, Inc.	391,625	3,266,153
Northrim Bancorp, Inc. (b)	52,836	2,525,561
Northwest Bancshares, Inc.	1,272,215	13,485,479
Norwood Financial Corp. (b)	71,545	1,723,519
Oak Valley Bancorp Oakdale California (b)	65,323	1,577,550
OceanFirst Financial Corp.	582,560	8,598,586
OFG Bancorp	459,973	16,609,625
Old National Bancorp, Indiana (b)	3,127,947	51,736,243
Old Second Bancorp, Inc.	428,328	5,868,094
Orange County Bancorp, Inc. (b)	50,591	2,186,037
Origin Bancorp, Inc.	288,668	8,573,440
Orrstown Financial Services, Inc.	101,745	2,667,754
Pacific Premier Bancorp, Inc.	949,523	20,414,745
Park National Corp. (b)	142,477	18,765,646
Parke Bancorp, Inc. (b)	103,208	1,698,804
Pathward Financial, Inc.	257,606	12,975,614
PCB Bancorp	107,169	1,560,381
Peapack-Gladstone Financial Corp.	166,043	3,716,042
Penns Woods Bancorp, Inc. (b)	70,037	1,224,247
Peoples Bancorp, Inc.	348,707	10,126,451
Peoples Financial Services Corp. (b)	66,820	2,530,473
Pioneer Bancorp, Inc. (a)	100,041	885,863
Plumas Bancorp	53,448	1,879,232
Ponce Financial Group, Inc. (a)(b)	180,168	1,448,551
Preferred Bank, Los Angeles (b)	128,356	9,715,266
Premier Financial Corp.	354,859	6,877,167
Primis Financial Corp.	199,277	1,936,972
Princeton Bancorp, Inc.	49,080	1,430,682
Provident Financial Services, Inc.	741,069	10,878,893
QCR Holdings, Inc.	164,468	9,039,161
RBB Bancorp	165,881	2,946,047
Red River Bancshares, Inc. (b)	46,124	2,085,266
Renasant Corp.	550,503	15,997,617
Republic Bancorp, Inc., Kentucky Class A	83,582	4,239,279
S&T Bancorp, Inc.	386,418	11,650,503
Sandy Spring Bancorp, Inc.	435,030	8,896,364
Seacoast Banking Corp., Florida	839,443	19,365,950
ServisFirst Bancshares, Inc. (b)	506,463	29,861,058
Shore Bancshares, Inc.	297,890	3,083,162
Sierra Bancorp	130,363	2,583,795
Simmons First National Corp. Class A	1,234,573	21,098,853
SmartFinancial, Inc.	153,673	3,157,980
South Plains Financial, Inc.	112,634	2,919,473
Southern First Bancshares, Inc. (a)	73,423	1,895,782
Southern Missouri Bancorp, Inc.	93,704	3,757,530
Southern States Bancshares, Inc.	73,727	1,781,982
Southside Bancshares, Inc.	284,789	7,592,475
Southstate Corp.	755,894	57,221,176
Stellar Bancorp, Inc. (b)	484,589	10,757,876
Sterling Bancorp, Inc. (a)(b)	170,652	807,184
Stock Yards Bancorp, Inc. (b)	272,013	12,118,179
Summit Financial Group, Inc.	110,503	2,925,014
Texas Capital Bancshares, Inc. (a)(b)	466,684	26,787,662
The Bank of NT Butterfield & Son Ltd.	488,742	16,617,228
The First Bancorp, Inc.	96,716	2,135,489
Third Coast Bancshares, Inc. (a)	126,622	2,458,999
Timberland Bancorp, Inc./Washington	70,576	1,722,054
Tompkins Financial Corp.	137,148	6,031,769
TowneBank	695,729	17,998,509
Trico Bancshares	309,132	10,748,520
Triumph Bancorp, Inc. (a)(b)	219,994	15,478,778
Trustco Bank Corp., New York	184,484	4,910,964
Trustmark Corp.	604,592	17,895,923
UMB Financial Corp.	439,528	35,012,800
United Bankshares, Inc., West Virginia	1,297,153	42,105,586
United Community Bank, Inc. (b)	1,150,000	29,014,500
Unity Bancorp, Inc.	70,311	1,892,772
Univest Corp. of Pennsylvania	285,387	5,956,027
USCB Financial Holdings, Inc.	101,062	1,125,831
Valley National Bancorp (b)	4,285,864	30,043,907
Veritex Holdings, Inc.	521,674	10,162,210
Virginia National Bankshares C (b)	47,208	1,331,738
WaFd, Inc.	675,471	18,298,509
Washington Trust Bancorp, Inc.	170,594	4,343,323
WesBanco, Inc.	578,235	15,612,345
West Bancorp., Inc.	158,412	2,575,779
Westamerica Bancorp.	257,329	11,978,665
WSFS Financial Corp.	600,149	25,644,367
		2,077,978,601
Capital Markets - 1.4%
Alti Global, Inc. Class A (a)(b)	232,097	1,067,646
Artisan Partners Asset Management, Inc. (b)	610,227	24,976,591
Assetmark Financial Holdings, Inc. (a)	218,744	7,395,735
B. Riley Financial, Inc. (b)	202,901	6,979,794
Bakkt Holdings, Inc. Class A (a)(b)	27,924	187,370
BGC Group, Inc. Class A	3,549,203	27,790,259
BrightSphere Investment Group, Inc.	312,135	6,941,882
Cohen & Steers, Inc. (b)	258,602	17,786,646
Diamond Hill Investment Group, Inc.	27,088	4,042,071
Donnelley Financial Solutions, Inc. (a)	244,576	15,354,481
Forge Global Holdings, Inc. Class A (a)(b)	1,086,424	1,988,156
GCM Grosvenor, Inc. Class A (b)	417,513	3,941,323
Hamilton Lane, Inc. Class A	362,739	40,525,201
MarketWise, Inc. Class A	323,372	504,460
Moelis & Co. Class A	663,148	32,547,304
Open Lending Corp. (a)(b)	984,417	5,020,527
P10, Inc. (b)	432,871	3,073,384
Patria Investments Ltd.	556,760	7,460,584
Perella Weinberg Partners Class A	420,663	6,276,292
Piper Jaffray Companies	172,526	33,778,866
PJT Partners, Inc. (b)	235,133	22,217,717
Silvercrest Asset Management Group Class A	94,068	1,378,096
StepStone Group, Inc. Class A	548,129	19,771,013
StoneX Group, Inc. (a)	266,427	19,342,600
Value Line, Inc.	8,421	304,840
Victory Capital Holdings, Inc.	265,210	13,488,581
Virtus Investment Partners, Inc.	67,660	14,839,191
WisdomTree Investments, Inc.	1,368,555	12,180,140
		351,160,750
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)(b)	45,036	1,191,202
Bread Financial Holdings, Inc.	494,941	18,268,272
Consumer Portfolio Services, Inc. (a)(b)	79,587	681,265
Encore Capital Group, Inc. (a)(b)	229,031	9,410,884
Enova International, Inc. (a)	281,383	17,032,113
FirstCash Holdings, Inc.	373,599	42,209,215
Green Dot Corp. Class A (a)	456,830	3,997,263
LendingClub Corp. (a)(b)	1,087,144	8,175,323
LendingTree, Inc. (a)	105,922	5,112,855
Navient Corp.	818,080	12,287,562
Nelnet, Inc. Class A (b)	126,015	11,868,093
NerdWallet, Inc. (a)	339,648	4,269,375
OppFi, Inc. Class A	103,769	277,063
PRA Group, Inc. (a)(b)	382,935	9,110,024
PROG Holdings, Inc.	439,771	14,617,988
Regional Management Corp.	79,390	2,001,422
Upstart Holdings, Inc. (a)(b)	736,868	16,306,889
World Acceptance Corp. (a)(b)	40,452	5,564,982
		182,381,790
Financial Services - 2.4%
A-Mark Precious Metals, Inc. (b)	185,520	7,433,786
Acacia Research Corp. (a)(b)	378,548	1,843,529
Alerus Financial Corp. (b)	176,639	3,479,788
AvidXchange Holdings, Inc. (a)	1,499,449	17,483,575
Banco Latinoamericano de Comer Series E	274,644	7,802,636
Cannae Holdings, Inc. (a)(b)	662,224	12,880,257
Cantaloupe, Inc. (a)(b)	575,734	3,333,500
Cass Information Systems, Inc. (b)	136,769	5,907,053
Compass Diversified Holdings	632,416	13,894,180
Enact Holdings, Inc.	294,210	8,746,863
Essent Group Ltd.	1,039,985	55,088,005
EVERTEC, Inc.	647,193	24,289,153
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	90,237	16,795,813
Finance of America Companies, Inc. (a)(b)	491,270	235,810
Flywire Corp. (a)	1,055,306	21,633,773
i3 Verticals, Inc. Class A (a)	224,600	5,100,666
International Money Express, Inc. (a)	313,364	6,339,354
Jackson Financial, Inc. (b)	792,662	54,154,668
Marqeta, Inc. Class A (a)	4,679,262	25,969,904
Merchants Bancorp	159,582	6,435,942
Mr. Cooper Group, Inc. (a)(b)	638,583	49,298,608
Newtekone, Inc. (b)	235,821	2,544,509
NMI Holdings, Inc. (a)	790,038	24,380,573
Ocwen Financial Corp. (a)(b)	59,996	1,400,307
PagSeguro Digital Ltd. (a)	1,972,239	24,554,376
Payoneer Global, Inc. (a)	2,649,000	13,086,060
Paysafe Ltd. (a)(b)	322,407	4,584,628
Paysign, Inc. (a)(b)	324,099	1,490,855
PennyMac Financial Services, Inc.	252,358	21,611,939
Priority Technology Holdings, Inc. (a)	146,673	470,820
Radian Group, Inc.	1,523,431	45,504,884
Remitly Global, Inc. (a)	1,348,066	24,036,017
Repay Holdings Corp. (a)	823,795	8,377,995
Security National Financial Corp. Class A	123,531	812,834
StoneCo Ltd. Class A (a)	2,886,889	45,035,468
SWK Holdings Corp. (a)(b)	31,375	544,043
Velocity Financial, Inc. (a)(b)	84,410	1,447,632
Walker & Dunlop, Inc. (b)	316,199	28,973,314
Waterstone Financial, Inc.	169,274	1,919,567
		598,922,684
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	432,202	6,245,319
American Coastal Insurance Cor (a)(b)	197,722	2,070,149
American Equity Investment Life Holding Co.	774,942	43,481,996
Amerisafe, Inc.	187,666	8,557,570
CNO Financial Group, Inc.	1,110,102	29,228,986
Crawford & Co. Class A	143,977	1,336,107
Donegal Group, Inc. Class A	152,084	2,044,009
eHealth, Inc. (a)	273,005	1,168,461
Employers Holdings, Inc.	253,285	10,787,408
Enstar Group Ltd. (a)	117,756	34,192,810
F&G Annuities & Life, Inc. (b)	187,812	7,103,050
Fidelis Insurance Holdings Ltd.	606,237	11,263,883
Genworth Financial, Inc. Class A (a)	4,443,731	26,351,325
GoHealth, Inc. (a)(b)	35,690	359,398
Goosehead Insurance (a)(b)	214,782	12,223,244
Greenlight Capital Re, Ltd. (a)(b)	254,150	3,080,298
Hamilton Insurance Group Ltd.	166,589	2,262,279
HCI Group, Inc. (b)	72,521	8,280,448
Hippo Holdings, Inc. (a)(b)	106,685	2,281,992
Horace Mann Educators Corp. (b)	406,481	14,982,890
Investors Title Co.	11,981	1,922,112
James River Group Holdings Ltd.	366,514	3,258,309
Kingsway Financial Services, Inc. (a)(b)	115,029	1,023,758
Lemonade, Inc. (a)(b)	504,777	8,697,308
Maiden Holdings Ltd. (a)(b)	872,985	1,815,809
MBIA, Inc. (b)	445,902	2,804,724
Mercury General Corp.	266,770	13,941,400
National Western Life Group, Inc.	22,413	10,955,923
NI Holdings, Inc. (a)	73,516	1,093,183
Oscar Health, Inc. (a)	1,599,684	27,786,511
Palomar Holdings, Inc. (a)	243,025	19,118,777
ProAssurance Corp. (b)	503,871	6,731,717
Safety Insurance Group, Inc.	142,753	11,358,856
Selective Insurance Group, Inc.	596,614	60,645,813
Selectquote, Inc. (a)(b)	1,354,841	2,045,810
Siriuspoint Ltd. (a)	706,901	8,327,294
Skyward Specialty Insurance Group, Inc. (a)	296,798	10,364,186
Stewart Information Services Corp.	265,479	16,462,353
The Baldwin Insurance Group, Inc. (a)(b)	599,796	15,978,565
Tiptree, Inc.	239,437	3,814,231
Trupanion, Inc. (a)(b)	392,063	8,821,418
United Fire Group, Inc.	208,081	4,596,509
Universal Insurance Holdings, Inc.	240,711	4,698,679
		473,564,867
Mortgage Real Estate Investment Trusts - 1.1%
Angel Oak Mortgage (REIT), Inc. (b)	125,526	1,321,789
Apollo Commercial Real Estate Finance, Inc.	1,447,271	13,937,220
Arbor Realty Trust, Inc. (b)	1,839,752	23,604,018
Ares Commercial Real Estate Corp.	539,422	3,662,675
Armour Residential REIT, Inc.	494,920	8,992,696
Blackstone Mortgage Trust, Inc. (b)	1,723,440	30,401,482
BrightSpire Capital, Inc.	1,360,090	8,554,966
Chimera Investment Corp.	2,262,618	9,321,986
Claros Mortgage Trust, Inc. (b)	914,577	7,956,820
Dynex Capital, Inc.	563,837	6,579,978
Ellington Financial LLC	756,872	8,658,616
Franklin BSP Realty Trust, Inc. (b)	860,244	10,744,448
Granite Point Mortgage Trust, Inc.	532,602	2,284,863
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	1,091,064	27,287,511
Invesco Mortgage Capital, Inc.	498,341	4,260,816
KKR Real Estate Finance Trust, Inc. (b)	593,789	5,587,554
Ladder Capital Corp. Class A	1,153,020	12,371,905
MFA Financial, Inc.	1,036,311	10,974,533
New York Mortgage Trust, Inc.	918,562	6,292,150
Nexpoint Real Estate Finance, Inc.	83,287	1,079,400
Orchid Island Capital, Inc. (b)	516,924	4,305,977
PennyMac Mortgage Investment Trust	871,810	12,074,569
Ready Capital Corp.	1,628,029	13,870,807
Redwood Trust, Inc.	1,306,369	7,224,221
TPG RE Finance Trust, Inc.	696,855	5,107,947
Two Harbors Investment Corp.	1,046,129	13,212,609
		259,671,556
TOTAL FINANCIALS		3,943,680,248
HEALTH CARE - 14.9%
Biotechnology - 7.5%
2seventy bio, Inc. (a)(b)	498,484	2,273,087
4D Molecular Therapeutics, Inc. (a)(b)	402,878	9,640,871
89Bio, Inc. (a)(b)	782,050	6,655,246
Aadi Bioscience, Inc. (a)	155,786	299,109
ACADIA Pharmaceuticals, Inc. (a)	1,215,093	20,304,204
Acelyrin, Inc. (b)	716,551	2,995,183
Acrivon Therapeutics, Inc. (a)(b)	120,966	1,099,581
Actinium Pharmaceuticals, Inc. (a)(b)	274,138	2,110,863
Adicet Bio, Inc. (a)(b)	523,236	779,622
ADMA Biologics, Inc. (a)	2,120,443	13,825,288
Aerovate Therapeutics, Inc. (a)	111,435	2,229,814
Agenus, Inc. (b)	186,140	2,256,017
Agios Pharmaceuticals, Inc. (a)	553,345	17,983,713
Akero Therapeutics, Inc. (a)(b)	609,320	12,119,375
Aldeyra Therapeutics, Inc. (a)(b)	462,746	1,823,219
Alector, Inc. (a)(b)	716,743	3,641,054
Alkermes PLC (a)(b)	1,643,385	40,328,668
Allakos, Inc. (a)(b)	654,393	687,113
Allogene Therapeutics, Inc. (a)(b)	930,606	2,568,473
Allovir, Inc. (a)(b)	495,530	393,649
Alpine Immune Sciences, Inc. (a)(b)	381,353	24,631,590
Altimmune, Inc. (a)(b)	534,573	3,501,453
ALX Oncology Holdings, Inc. (a)(b)	261,398	4,448,994
Amicus Therapeutics, Inc. (a)	2,874,141	28,712,669
AnaptysBio, Inc. (a)(b)	184,446	4,489,416
Anavex Life Sciences Corp. (a)(b)	716,827	2,616,419
Anika Therapeutics, Inc. (a)	144,333	3,736,781
Annexon, Inc. (a)(b)	664,820	3,024,931
Apogee Therapeutics, Inc.	410,480	20,647,144
Arbutus Biopharma Corp. (a)(b)	1,250,362	3,413,488
Arcellx, Inc. (a)	380,562	19,035,711
Arcturus Therapeutics Holdings, Inc. (a)(b)	231,696	5,924,467
Arcus Biosciences, Inc. (a)(b)	532,279	8,106,609
Arcutis Biotherapeutics, Inc. (a)(b)	784,895	6,530,326
Ardelyx, Inc. (a)(b)	2,291,089	14,662,970
ArriVent Biopharma, Inc. (b)	96,666	1,596,922
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,150,579	26,026,097
Ars Pharmaceuticals, Inc. (a)(b)	247,048	2,149,318
Astria Therapeutics, Inc. (a)	496,066	4,553,886
Atara Biotherapeutics, Inc. (a)(b)	956,978	660,315
Aura Biosciences, Inc. (a)	354,991	2,626,933
Aurinia Pharmaceuticals, Inc. (a)(b)	1,340,464	6,822,962
Avid Bioservices, Inc. (a)(b)	621,523	4,742,220
Avidity Biosciences, Inc. (a)(b)	734,571	17,725,198
Avita Medical, Inc. (a)	250,432	2,103,629
Beam Therapeutics, Inc. (a)(b)	740,056	15,703,988
BioAtla, Inc. (a)(b)	436,430	984,150
BioCryst Pharmaceuticals, Inc. (a)(b)	1,888,225	7,798,369
Biohaven Ltd. (a)(b)	678,603	26,329,796
Biomea Fusion, Inc. (a)(b)	196,511	2,110,528
BioVie, Inc. (a)(b)	126,099	61,789
BioXcel Therapeutics, Inc. (a)(b)	204,352	514,967
bluebird bio, Inc. (a)(b)	1,874,007	1,662,432
Blueprint Medicines Corp. (a)(b)	602,628	55,044,042
BridgeBio Pharma, Inc. (a)(b)	1,155,736	29,609,956
Cabaletta Bio, Inc. (a)(b)	341,753	3,637,961
CareDx, Inc. (a)(b)	516,358	4,006,938
Cargo Therapeutics, Inc. (b)	212,058	4,050,308
Caribou Biosciences, Inc. (a)(b)	811,067	2,944,173
Carisma Therapeutics, Inc. (a)(b)	262,758	428,296
Cartesian Therapeutics, Inc. (b)	38,364	846,693
Cartesian Therapeutics, Inc. rights (a)(b)(c)	1,117,119	145,225
Catalyst Pharmaceutical Partners, Inc. (a)(b)	1,106,599	16,654,315
Celcuity, Inc. (a)(b)	180,857	2,852,115
Celldex Therapeutics, Inc. (a)	616,098	23,054,387
Century Therapeutics, Inc. (a)(b)	231,403	673,383
Cerevel Therapeutics Holdings (a)(b)	709,095	30,285,447
CG Oncology, Inc. (b)	229,577	9,226,700
Chinook Therapeutics, Inc. rights (a)(c)	86,210	1
Cogent Biosciences, Inc. (a)(b)	821,954	5,342,701
Coherus BioSciences, Inc. (a)(b)	1,038,172	2,034,817
Compass Therapeutics, Inc. (a)(b)	896,065	1,290,334
Crinetics Pharmaceuticals, Inc. (a)	654,392	28,675,457
Cue Biopharma, Inc. (a)(b)	353,767	672,157
Cullinan Oncology, Inc. (a)	256,946	6,940,111
Cytokinetics, Inc. (a)(b)	946,540	58,041,833
Day One Biopharmaceuticals, Inc. (a)	620,381	10,608,515
Deciphera Pharmaceuticals, Inc. (a)	531,358	13,427,417
Denali Therapeutics, Inc. (a)	1,184,062	18,281,917
Design Therapeutics, Inc. (a)	311,153	1,095,259
Disc Medicine, Inc. (a)(b)	93,832	2,612,283
Dynavax Technologies Corp. (a)(b)	1,281,749	14,573,486
Dyne Therapeutics, Inc. (a)(b)	586,922	14,854,996
Eagle Pharmaceuticals, Inc. (a)(b)	101,946	416,959
Editas Medicine, Inc. (a)(b)	814,892	4,245,587
Emergent BioSolutions, Inc. (a)(b)	504,043	947,601
Enanta Pharmaceuticals, Inc. (a)	199,821	2,745,541
Entrada Therapeutics, Inc. (a)	211,782	2,509,617
Erasca, Inc. (a)(b)	798,383	1,604,750
Fate Therapeutics, Inc. (a)(b)	841,439	3,323,684
Fennec Pharmaceuticals, Inc. (a)(b)	180,902	1,660,680
FibroGen, Inc. (a)(b)	917,496	1,027,596
Foghorn Therapeutics, Inc. (a)(b)	200,456	1,094,490
Genelux Corp. (a)(b)	187,389	582,780
Generation Bio Co. (a)(b)	451,078	1,276,551
Geron Corp. (a)(b)	5,087,530	19,993,993
Gritstone Bio, Inc. (a)(b)	883,369	706,695
Halozyme Therapeutics, Inc. (a)(b)	1,284,876	48,953,776
Heron Therapeutics, Inc. (a)(b)	1,024,353	2,376,499
HilleVax, Inc. (a)	263,002	3,471,626
Humacyte, Inc. Class A (a)(b)	608,571	2,385,598
Ideaya Biosciences, Inc. (a)(b)	653,380	26,559,897
IGM Biosciences, Inc. (a)(b)	132,148	1,272,585
Immuneering Corp. (a)(b)	218,974	310,943
ImmunityBio, Inc. (a)(b)	1,314,174	10,500,250
Immunovant, Inc. (a)(b)	535,432	14,692,254
Inhibrx, Inc. (a)	339,826	11,567,677
Inozyme Pharma, Inc. (a)(b)	474,304	2,091,681
Insmed, Inc. (a)	1,367,535	33,805,465
Intellia Therapeutics, Inc. (a)(b)	891,945	19,087,623
Iovance Biotherapeutics, Inc. (a)(b)	2,353,240	27,721,167
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	1,363,747	10,569,039
iTeos Therapeutics, Inc. (a)	243,041	2,610,260
Janux Therapeutics, Inc. (a)(b)	171,812	9,793,284
Kalvista Pharmaceuticals, Inc. (a)(b)	309,758	3,515,753
Karyopharm Therapeutics, Inc. (a)(b)	1,116,976	1,150,485
Keros Therapeutics, Inc. (a)	255,181	14,389,657
Kezar Life Sciences, Inc. (a)	687,916	567,187
Kiniksa Pharmaceuticals Ltd. (a)(b)	318,104	5,954,907
Kodiak Sciences, Inc. (a)(b)	322,411	1,034,939
Krystal Biotech, Inc. (a)(b)	214,434	32,834,134
Kura Oncology, Inc. (a)	702,284	13,778,812
Kymera Therapeutics, Inc. (a)(b)	405,719	13,640,273
Larimar Therapeutics, Inc. (a)	258,635	1,781,995
Lenz Therapeutics, Inc. (b)	40,535	643,290
Lexeo Therapeutics, Inc. (b)	76,912	957,554
Lexicon Pharmaceuticals, Inc. (a)(b)	906,929	1,396,671
Lineage Cell Therapeutics, Inc. (a)(b)	1,316,252	1,434,715
Lyell Immunopharma, Inc. (a)(b)	1,722,648	3,738,146
Macrogenics, Inc. (a)	603,877	8,925,302
Madrigal Pharmaceuticals, Inc. (a)(b)	146,573	29,903,823
MannKind Corp. (a)(b)	2,595,641	10,668,085
MeiraGTx Holdings PLC (a)	323,656	1,579,441
Merrimack Pharmaceuticals, Inc. (a)(b)	105,966	1,561,939
Mersana Therapeutics, Inc. (a)	1,097,403	3,478,768
MiMedx Group, Inc. (a)	1,157,001	7,127,126
Mineralys Therapeutics, Inc. (a)(b)	192,713	2,360,734
Mirum Pharmaceuticals, Inc. (a)(b)	245,754	6,170,883
Monte Rosa Therapeutics, Inc. (a)(b)	306,670	1,631,484
Morphic Holding, Inc. (a)(b)	377,632	10,298,025
Mural Oncology PLC	161,938	599,171
Myriad Genetics, Inc. (a)	869,587	17,017,818
Nkarta, Inc. (a)(b)	299,962	2,003,746
Novavax, Inc. (a)(b)	1,120,815	4,853,129
Nurix Therapeutics, Inc. (a)(b)	473,034	5,685,869
Nuvalent, Inc. Class A (a)(b)	263,715	18,164,689
Nuvectis Pharma, Inc. (a)(b)	74,056	450,260
Ocean Biomedical, Inc. Class A (a)(b)	84,842	118,779
Olema Pharmaceuticals, Inc. (a)(b)	266,879	2,714,159
Omega Therapeutics, Inc. (a)(b)	240,115	535,456
Omniab, Inc. (a)(b)(c)	45,323	188,997
Omniab, Inc. (a)(b)(c)	45,323	176,760
Oncternal Therapeutics, Inc. rights (a)(c)	4,336	0
Organogenesis Holdings, Inc. Class A (a)	699,823	1,644,584
ORIC Pharmaceuticals, Inc. (a)(b)	388,140	3,427,276
Outlook Therapeutics, Inc. (a)(b)	77,459	690,934
Ovid Therapeutics, Inc. (a)(b)	584,998	1,784,244
PDS Biotechnology Corp. (a)(b)	276,306	925,625
PepGen, Inc. (a)(b)	99,322	1,219,674
PMV Pharmaceuticals, Inc. (a)(b)	400,346	720,623
Poseida Therapeutics, Inc. (a)(b)	674,027	1,631,145
Precigen, Inc. (a)(b)	1,295,350	1,709,862
Prelude Therapeutics, Inc. (a)(b)	145,462	548,392
Prime Medicine, Inc. (a)(b)	394,159	1,939,262
ProKidney Corp. (a)(b)	447,530	924,149
Protagonist Therapeutics, Inc. (a)	569,433	14,298,463
Protalix BioTherapeutics, Inc. (a)(b)	659,830	752,206
Prothena Corp. PLC (a)(b)	417,762	8,497,279
PTC Therapeutics, Inc. (a)(b)	712,658	22,911,955
Rallybio Corp. (a)(b)	303,735	583,171
RAPT Therapeutics, Inc. (a)(b)	291,006	2,240,746
Recursion Pharmaceuticals, Inc. (a)(b)	1,384,099	10,823,654
REGENXBIO, Inc. (a)	407,117	6,249,246
Relay Therapeutics, Inc. (a)	952,742	6,211,878
Reneo Pharmaceuticals, Inc. (a)(b)	117,993	197,048
Replimune Group, Inc. (a)	486,888	3,091,739
Revolution Medicines, Inc. (a)	1,381,909	51,517,568
Rhythm Pharmaceuticals, Inc. (a)(b)	530,492	21,092,362
Rigel Pharmaceuticals, Inc. (a)	1,668,129	1,751,535
Rocket Pharmaceuticals, Inc. (a)	623,565	13,419,119
Sage Therapeutics, Inc. (a)(b)	521,364	7,267,814
Sagimet Biosciences, Inc. (b)	226,773	884,415
Sana Biotechnology, Inc. (a)(b)	952,749	8,574,741
Sangamo Therapeutics, Inc. (a)(b)	1,463,076	753,338
Savara, Inc. (a)(b)	905,924	4,149,132
Scholar Rock Holding Corp. (a)(b)	571,219	8,379,783
Seres Therapeutics, Inc. (a)(b)	952,623	943,668
SpringWorks Therapeutics, Inc. (a)	679,670	31,733,792
Stoke Therapeutics, Inc. (a)(b)	277,086	3,056,259
Summit Therapeutics, Inc. (a)(b)	1,144,433	4,497,622
Sutro Biopharma, Inc. (a)	602,064	2,044,007
Syndax Pharmaceuticals, Inc. (a)(b)	780,527	16,492,536
Tango Therapeutics, Inc. (a)	441,926	3,402,830
Tenaya Therapeutics, Inc. (a)	460,716	2,091,651
TG Therapeutics, Inc. (a)(b)	1,374,454	18,775,042
Tobira Therapeutics, Inc. rights (a)(c)	9,663	0
Travere Therapeutics, Inc. (a)(b)	719,363	3,978,077
Turnstone Biologics Corp. (b)	151,942	395,049
Twist Bioscience Corp. (a)(b)	575,303	17,966,713
Tyra Biosciences, Inc. (a)(b)	138,428	2,367,119
UroGen Pharma Ltd. (a)(b)	274,993	3,800,403
Vanda Pharmaceuticals, Inc. (a)	551,992	2,627,482
Vaxcyte, Inc. (a)	1,051,037	63,640,290
Vaxxinity, Inc. Class A (a)(b)	413,687	50,759
Vera Therapeutics, Inc. (a)(b)	397,768	15,715,814
Veracyte, Inc. (a)(b)	721,822	14,126,057
Vericel Corp. (a)(b)	472,702	21,682,841
Verve Therapeutics, Inc. (a)(b)	656,038	3,942,788
Vigil Neuroscience, Inc. (a)(b)	156,942	409,619
Viking Therapeutics, Inc. (a)(b)	1,015,150	80,785,637
Vir Biotechnology, Inc. (a)(b)	824,432	6,974,695
Viridian Therapeutics, Inc. (a)(b)	491,250	6,513,975
Vor Biopharma, Inc. (a)(b)	371,289	638,617
Voyager Therapeutics, Inc. (a)(b)	389,487	3,045,788
X4 Pharmaceuticals, Inc. (a)	1,237,911	1,386,460
Xencor, Inc. (a)	573,063	11,999,939
XOMA Corp. (a)(b)	71,503	1,811,886
Y-mAbs Therapeutics, Inc. (a)(b)	366,433	5,573,446
Zentalis Pharmaceuticals, Inc. (a)(b)	576,783	6,379,220
Zura Bio Ltd. Class A (a)(b)	166,495	710,934
Zymeworks, Inc. (a)	553,111	4,745,692
		1,861,640,617
Health Care Equipment & Supplies - 2.7%
Accuray, Inc. (a)(b)	920,128	1,959,873
Alphatec Holdings, Inc. (a)	912,503	11,515,788
Angiodynamics, Inc. (a)	373,875	2,164,736
Artivion, Inc. (a)(b)	389,680	7,645,522
Atricure, Inc. (a)(b)	460,816	11,114,882
Atrion Corp. (b)	13,641	5,774,099
Avanos Medical, Inc. (a)	456,594	8,255,220
AxoGen, Inc. (a)(b)	407,951	2,614,966
Axonics, Inc. (a)	493,443	32,848,501
Beyond Air, Inc. (a)(b)	296,519	320,241
Butterfly Network, Inc. Class A (a)(b)	1,395,301	1,082,893
Cerus Corp. (a)(b)	1,758,197	2,936,189
ClearPoint Neuro, Inc. (a)(b)	227,075	1,233,017
CONMED Corp. (b)	302,979	20,596,512
Cutera, Inc. (a)(b)	178,160	431,147
CVRx, Inc. (a)	111,594	1,730,823
Embecta Corp. (b)	568,201	5,755,876
Glaukos Corp. (a)(b)	470,093	45,128,928
Haemonetics Corp. (a)	496,611	45,663,381
Inari Medical, Inc. (a)	529,961	19,788,744
InMode Ltd. (a)(b)	771,372	13,259,885
Inogen, Inc. (a)	229,983	1,563,884
Integer Holdings Corp. (a)	328,689	36,691,553
IRadimed Corp.	72,958	2,962,824
iRhythm Technologies, Inc. (a)(b)	304,178	33,331,825
KORU Medical Systems, Inc. (a)(b)	300,828	652,797
Lantheus Holdings, Inc. (a)	674,714	44,895,470
LeMaitre Vascular, Inc. (b)	196,034	12,703,003
LivaNova PLC (a)	537,906	29,988,260
Merit Medical Systems, Inc. (a)	562,674	41,694,143
Neogen Corp. (a)(b)	2,156,714	26,592,284
Nevro Corp. (a)(b)	354,914	3,754,990
Omnicell, Inc. (a)	446,971	11,983,293
OraSure Technologies, Inc. (a)(b)	706,402	3,736,867
Orchestra BioMed Holdings, Inc. (a)(b)	143,113	631,128
Orthofix International NV (a)	347,233	4,514,029
OrthoPediatrics Corp. (a)(b)	157,506	4,666,903
Outset Medical, Inc. (a)(b)	489,806	1,239,209
Paragon 28, Inc. (a)(b)	435,607	4,016,297
PROCEPT BioRobotics Corp. (a)(b)	401,023	21,246,199
Pulmonx Corp. (a)(b)	366,466	2,788,806
Pulse Biosciences, Inc. (a)(b)	160,409	1,182,214
RxSight, Inc. (a)	283,769	14,792,878
Sanara Medtech, Inc. (a)(b)	38,089	1,212,754
Semler Scientific, Inc. (a)	46,113	1,177,265
SI-BONE, Inc. (a)(b)	392,711	5,600,059
Sight Sciences, Inc. (a)(b)	215,197	1,194,343
Silk Road Medical, Inc. (a)	380,721	7,401,216
Staar Surgical Co. (a)(b)	487,687	22,414,095
SurModics, Inc. (a)	136,430	3,504,887
Tactile Systems Technology, Inc. (a)	231,949	3,193,938
Tela Bio, Inc. (a)(b)	159,637	719,165
TransMedics Group, Inc. (a)(b)	314,506	29,604,450
Treace Medical Concepts, Inc. (a)	447,726	4,642,919
UFP Technologies, Inc. (a)(b)	70,640	14,547,602
Utah Medical Products, Inc.	33,602	2,224,452
Varex Imaging Corp. (a)(b)	385,492	6,264,245
Vicarious Surgical, Inc. (a)(b)	1,003,806	281,668
Zimvie, Inc. (a)	256,546	3,899,499
Zynex, Inc. (a)(b)	180,671	1,981,961
		657,314,597
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)(b)	3,047,157	1,530,282
Accolade, Inc. (a)(b)	690,399	5,267,744
AdaptHealth Corp. (a)(b)	948,877	9,346,438
Addus HomeCare Corp. (a)	155,594	14,960,363
Agiliti, Inc. (a)(b)	294,181	2,985,937
AirSculpt Technologies, Inc. (a)(b)	126,323	696,040
Alignment Healthcare, Inc. (a)(b)	840,737	4,329,796
AMN Healthcare Services, Inc. (a)	377,502	22,642,570
Astrana Health, Inc. (a)(b)	431,962	16,047,388
Aveanna Healthcare Holdings, Inc. (a)(b)	435,301	979,427
BrightSpring Health Services, Inc. (b)	533,040	5,698,198
Brookdale Senior Living, Inc. (a)	1,846,045	12,534,646
CareMax, Inc. Class A (a)(b)	21,421	76,473
Castle Biosciences, Inc. (a)(b)	246,634	5,201,511
Community Health Systems, Inc. (a)	1,246,405	4,113,137
Corvel Corp. (a)	86,657	20,698,024
Cross Country Healthcare, Inc. (a)(b)	339,139	5,968,846
DocGo, Inc. Class A (a)(b)	772,120	2,609,766
Enhabit Home Health & Hospice (a)	496,465	5,009,332
Fulgent Genetics, Inc. (a)	200,299	4,076,085
Guardant Health, Inc. (a)	1,120,865	20,175,570
HealthEquity, Inc. (a)	843,785	66,583,074
Hims & Hers Health, Inc. (a)(b)	1,230,002	15,411,925
InfuSystems Holdings, Inc. (a)(b)	178,255	1,338,695
Innovage Holding Corp. (a)(b)	162,653	577,418
LifeStance Health Group, Inc. (a)(b)	1,051,036	6,495,402
Modivcare, Inc. (a)(b)	125,188	2,938,162
Nano-X Imaging Ltd. (a)(b)	473,807	4,245,311
National Healthcare Corp. (b)	124,288	11,294,051
National Research Corp. Class A	141,654	4,851,650
NeoGenomics, Inc. (a)(b)	1,262,776	17,577,842
Opko Health, Inc. (a)(b)	3,972,731	4,846,732
Option Care Health, Inc. (a)	1,662,944	49,705,396
Owens & Minor, Inc. (a)(b)	737,516	18,246,146
P3 Health Partners, Inc. Class A (a)(b)	398,279	213,955
Patterson Companies, Inc.	828,262	21,095,833
Pediatrix Medical Group, Inc. (a)	828,521	7,348,981
Pennant Group, Inc. (a)	284,092	5,940,364
PetIQ, Inc. Class A (a)(b)	271,676	4,433,752
Privia Health Group, Inc. (a)(b)	1,118,393	20,578,431
Progyny, Inc. (a)(b)	789,465	25,310,248
Quipt Home Medical Corp. (a)	401,530	1,445,508
RadNet, Inc. (a)	597,395	28,973,658
Select Medical Holdings Corp.	1,028,388	29,175,368
Surgery Partners, Inc. (a)(b)	750,559	18,726,447
The Ensign Group, Inc.	540,217	63,940,084
The Joint Corp. (a)(b)	139,999	1,671,588
U.S. Physical Therapy, Inc. (b)	147,933	15,016,679
Viemed Healthcare, Inc. (a)(b)	338,488	2,772,217
		615,702,490
Health Care Technology - 0.4%
American Well Corp. (a)	2,486,430	1,269,323
Definitive Healthcare Corp. (a)(b)	496,245	3,443,940
Evolent Health, Inc. Class A (a)(b)	1,116,562	30,973,430
Health Catalyst, Inc. (a)	584,169	3,633,531
HealthStream, Inc.	239,481	6,171,425
MultiPlan Corp. Class A (a)(b)	3,798,222	2,468,085
OptimizeRx Corp. (a)(b)	159,901	1,630,990
Phreesia, Inc. (a)(b)	530,724	11,007,216
Schrodinger, Inc. (a)(b)	541,235	13,195,309
Sharecare, Inc. Class A (a)(b)	2,976,478	2,130,861
Simulations Plus, Inc. (b)	158,197	7,174,234
TruBridge, Inc. (a)(b)	139,809	1,104,491
		84,202,835
Life Sciences Tools & Services - 0.2%
Adaptive Biotechnologies Corp. (a)(b)	1,123,811	2,944,385
Akoya Biosciences, Inc. (a)(b)	231,920	885,934
BioLife Solutions, Inc. (a)(b)	352,161	6,176,904
Codexis, Inc. (a)(b)	689,770	2,007,231
CryoPort, Inc. (a)(b)	429,834	6,959,012
Cytek Biosciences, Inc. (a)(b)	1,200,894	7,217,373
Harvard Bioscience, Inc. (a)(b)	393,014	1,501,313
MaxCyte, Inc. (a)(b)	861,611	3,127,648
Mesa Laboratories, Inc. (b)	50,808	5,389,713
Nautilus Biotechnology, Inc. (a)(b)	493,091	1,252,451
OmniAb, Inc. (a)(b)	921,986	4,093,618
Pacific Biosciences of California, Inc. (a)(b)	2,479,639	4,091,404
Quanterix Corp. (a)	352,418	5,680,978
Quantum-Si, Inc. (a)(b)	1,009,790	1,625,762
Seer, Inc. (a)	566,481	1,178,280
		54,132,006
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	675,181	816,969
Amneal Intermediate, Inc. (a)(b)	1,211,976	7,332,455
Amphastar Pharmaceuticals, Inc. (a)(b)	375,569	15,492,221
Amylyx Pharmaceuticals, Inc. (a)(b)	508,105	919,670
ANI Pharmaceuticals, Inc. (a)	146,403	9,662,598
Arvinas Holding Co. LLC (a)	500,423	15,898,439
Assertio Holdings, Inc. (a)(b)	880,949	779,728
Atea Pharmaceuticals, Inc. (a)	748,717	2,770,253
Axsome Therapeutics, Inc. (a)(b)	353,747	26,092,379
Biote Corp. Class A (a)(b)	136,738	753,426
Bright Green Corp. (a)(b)	715,468	179,511
Cara Therapeutics, Inc. (a)	451,873	339,763
Cassava Sciences, Inc. (a)(b)	398,399	8,824,538
Citius Pharmaceuticals, Inc. (a)(b)	1,294,307	965,941
Collegium Pharmaceutical, Inc. (a)	323,470	11,945,747
Corcept Therapeutics, Inc. (a)(b)	807,462	18,830,014
CorMedix, Inc. (a)(b)	547,006	2,874,517
Edgewise Therapeutics, Inc. (a)(b)	572,263	10,266,398
Enliven Therapeutics, Inc. (a)(b)	231,617	4,027,820
Evolus, Inc. (a)	417,226	4,910,750
Eyenovia, Inc. (a)(b)	309,313	232,294
Eyepoint Pharmaceuticals, Inc. (a)(b)	370,596	6,522,490
Harmony Biosciences Holdings, Inc. (a)(b)	320,699	9,912,806
Harrow, Inc. (a)(b)	298,904	3,045,832
Ikena Oncology, Inc. (a)(b)	296,339	391,167
Innoviva, Inc. (a)(b)	570,633	8,622,265
Intra-Cellular Therapies, Inc. (a)	995,008	71,451,524
Ligand Pharmaceuticals, Inc. Class B (a)(b)	166,306	11,623,126
Liquidia Corp. (a)(b)	500,174	6,427,236
Longboard Pharmaceuticals, Inc. (a)(b)	247,082	5,262,847
Marinus Pharmaceuticals, Inc. (a)(b)	542,982	765,605
Neumora Therapeutics, Inc.	147,592	1,341,611
Novartis AG rights (a)(c)	526,013	6
Nuvation Bio, Inc. (a)(b)	1,448,236	4,330,226
Ocular Therapeutix, Inc. (a)(b)	1,148,208	5,442,506
Omeros Corp. (a)(b)	603,462	1,900,905
OptiNose, Inc. (a)(b)	697,551	572,689
Pacira Biosciences, Inc. (a)(b)	450,171	11,816,989
Phathom Pharmaceuticals, Inc. (a)(b)	316,205	2,855,331
Phibro Animal Health Corp. Class A	201,290	3,361,543
Pliant Therapeutics, Inc. (a)(b)	563,814	6,664,281
Prestige Brands Holdings, Inc. (a)(b)	492,933	35,372,872
Revance Therapeutics, Inc. (a)(b)	863,118	3,115,856
Scilex Holding Co. (a)(h)	528,042	405,473
scPharmaceuticals, Inc. (a)(b)	277,674	1,241,203
SIGA Technologies, Inc. (b)	458,958	4,029,651
Supernus Pharmaceuticals, Inc. (a)(b)	488,684	14,709,388
Taro Pharmaceutical Industries Ltd. (a)	80,864	3,435,103
Tarsus Pharmaceuticals, Inc. (a)(b)	289,402	9,095,905
Terns Pharmaceuticals, Inc. (a)	429,877	2,170,879
Theravance Biopharma, Inc. (a)(b)	477,559	4,030,598
Third Harmonics Bio, Inc. (a)(b)	193,729	2,158,141
Trevi Therapeutics, Inc. (a)(b)	418,260	1,225,502
Ventyx Biosciences, Inc. (a)(b)	462,167	1,728,505
Verrica Pharmaceuticals, Inc. (a)(b)	207,869	1,447,808
WAVE Life Sciences (a)	731,716	3,607,360
Xeris Biopharma Holdings, Inc. (a)(b)	1,304,947	2,283,657
Zevra Therapeutics, Inc. (a)(b)	362,426	1,659,911
		397,944,228
TOTAL HEALTH CARE		3,670,936,773
INDUSTRIALS - 17.5%
Aerospace & Defense - 0.9%
AAR Corp. (a)	335,216	23,176,834
AeroVironment, Inc. (a)	267,766	42,786,329
AerSale Corp. (a)(b)	335,505	2,392,151
Archer Aviation, Inc. Class A (a)(b)	1,519,538	5,895,807
Astronics Corp. (a)(b)	276,920	4,643,948
Cadre Holdings, Inc.	193,495	6,453,058
Ducommun, Inc. (a)	131,671	7,122,084
Eve Holding, Inc. (a)(b)	175,876	947,972
Kratos Defense & Security Solutions, Inc. (a)(b)	1,426,864	25,426,716
Leonardo DRS, Inc. (a)(b)	686,274	14,768,616
Moog, Inc. Class A	286,155	45,518,676
National Presto Industries, Inc.	51,766	4,244,294
Park Aerospace Corp.	184,099	2,627,093
Redwire Corp. (a)(b)	81,916	309,642
Rocket Lab U.S.A., Inc. Class A (a)(b)	2,810,226	10,566,450
Terran Orbital Corp. Class A (a)(b)	956,906	1,263,116
Triumph Group, Inc. (a)(b)	642,591	8,585,016
V2X, Inc. (a)	113,185	5,498,527
Virgin Galactic Holdings, Inc. (a)(b)	3,521,296	3,063,880
		215,290,209
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)(b)	507,722	6,508,996
Forward Air Corp. (b)	254,068	5,594,577
Hub Group, Inc. Class A	623,757	25,087,507
Radiant Logistics, Inc. (a)	356,419	1,760,710
		38,951,790
Building Products - 2.0%
AAON, Inc.	671,946	63,223,399
American Woodmark Corp. (a)	160,032	14,735,747
Apogee Enterprises, Inc.	219,824	13,580,727
AZZ, Inc.	285,609	20,458,173
CSW Industrials, Inc.	152,934	36,340,177
Gibraltar Industries, Inc. (a)	303,210	21,667,387
Griffon Corp.	390,426	25,580,712
Insteel Industries, Inc.	187,517	6,019,296
Janus International Group, Inc. (a)	842,423	12,139,315
Jeld-Wen Holding, Inc. (a)	845,602	17,334,841
Masonite International Corp. (a)	216,849	28,743,335
MasterBrand, Inc. (a)	1,270,368	21,177,035
Quanex Building Products Corp.	332,093	11,032,129
Resideo Technologies, Inc. (a)	1,452,381	28,365,001
Simpson Manufacturing Co. Ltd.	425,902	74,060,099
UFP Industries, Inc.	595,745	67,140,462
Zurn Elkay Water Solutions Cor (b)	1,466,964	45,886,634
		507,484,469
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	624,276	27,280,861
ACCO Brands Corp.	906,474	4,369,205
ACV Auctions, Inc. Class A (a)(b)	1,261,472	22,012,686
Aris Water Solution, Inc. Class A (b)	300,737	4,219,340
BrightView Holdings, Inc. (a)	412,204	4,637,295
Casella Waste Systems, Inc. Class A (a)(b)	558,528	50,490,931
CECO Environmental Corp. (a)	296,124	6,402,201
Cimpress PLC (a)(b)	178,730	15,240,307
CompX International, Inc. Class A (b)	15,673	493,543
CoreCivic, Inc. (a)	1,124,543	16,755,691
Deluxe Corp. (b)	436,923	8,629,229
Ennis, Inc.	255,863	5,091,674
Enviri Corp. (a)	780,565	6,072,796
Healthcare Services Group, Inc. (a)	732,991	7,784,364
HNI Corp.	459,748	19,286,429
Interface, Inc.	572,118	8,747,684
LanzaTech Global, Inc. (a)(b)	206,548	447,176
Li-Cycle Holdings Corp. (a)(b)	1,379,870	903,953
Liquidity Services, Inc. (a)(b)	228,413	3,942,408
Matthews International Corp. Class A	295,412	7,970,216
Millerknoll, Inc. (b)	732,165	18,618,956
Montrose Environmental Group, Inc. (a)	280,036	12,159,163
NL Industries, Inc.	75,141	616,908
OpenLane, Inc. (a)(b)	1,051,442	18,063,774
Performant Financial Corp. (a)(b)	680,298	1,809,593
Pitney Bowes, Inc. (b)	1,774,769	7,560,516
Quad/Graphics, Inc.	303,310	1,361,862
SP Plus Corp. (a)	190,578	9,730,913
Steelcase, Inc. Class A (b)	918,870	11,054,006
The Brink's Co.	442,696	38,718,192
The GEO Group, Inc. (a)	1,193,880	17,741,057
UniFirst Corp.	148,522	23,782,828
Viad Corp. (a)	202,463	6,980,924
VSE Corp.	130,571	10,193,678
		399,170,359
Construction & Engineering - 2.0%
Ameresco, Inc. Class A (a)(b)	318,272	6,661,433
API Group Corp. (a)	2,076,586	80,093,922
Arcosa, Inc.	481,076	36,571,398
Argan, Inc.	125,524	7,564,076
Bowman Consulting Group Ltd. (a)(b)	107,112	3,480,069
Comfort Systems U.S.A., Inc.	351,450	108,742,145
Concrete Pumping Holdings, Inc. (a)(b)	245,418	1,632,030
Construction Partners, Inc. Class A (a)(b)	426,130	22,005,353
Dycom Industries, Inc. (a)(b)	284,348	39,814,407
Fluor Corp. (a)	1,415,197	57,074,895
Granite Construction, Inc.	438,014	24,309,777
Great Lakes Dredge & Dock Corp. (a)(b)	645,640	4,261,224
IES Holdings, Inc. (a)	82,016	11,082,002
INNOVATE Corp. (a)(b)	492,701	345,728
Limbach Holdings, Inc. (a)(b)	91,617	4,152,999
MYR Group, Inc. (a)	163,344	27,155,940
Northwest Pipe Co. (a)	96,531	3,055,206
Primoris Services Corp.	527,043	24,560,204
Southland Holdings, Inc. (a)(b)	35,404	155,070
Sterling Construction Co., Inc. (a)	297,648	30,241,037
Tutor Perini Corp. (a)	422,907	7,032,943
		499,991,858
Electrical Equipment - 1.4%
374Water, Inc. (a)(b)	611,460	911,075
Allient, Inc.	129,018	3,791,839
Amprius Technologies, Inc. (a)(b)	56,239	105,167
Array Technologies, Inc. (a)(b)	1,501,438	18,527,745
Atkore, Inc. (b)	369,520	64,776,856
Babcock & Wilcox Enterprises, Inc. (a)(b)	587,606	599,358
Blink Charging Co. (a)(b)	555,671	1,405,848
Bloom Energy Corp. Class A (a)(b)	1,910,261	21,261,205
Dragonfly Energy Holdings Corp. (a)(b)	283,667	243,330
Encore Wire Corp.	149,266	41,698,950
Energy Vault Holdings, Inc. Class A (a)(b)	974,375	1,237,456
EnerSys	404,414	36,579,246
Enovix Corp. (a)(b)	1,376,228	8,615,187
Eos Energy Enterprises, Inc. (a)(b)	1,520,085	1,175,330
ESS Tech, Inc. Class A (a)(b)	899,689	678,276
Fluence Energy, Inc. (a)(b)	582,380	10,389,659
FTC Solar, Inc. (a)(b)	702,947	323,356
FuelCell Energy, Inc. (a)(b)	4,475,569	4,152,433
GrafTech International Ltd. (b)	1,899,252	3,266,713
LSI Industries, Inc.	276,428	4,035,849
Nextracker, Inc. Class A (a)	1,248,790	53,435,724
NuScale Power Corp. (a)(b)	553,911	3,212,684
Powell Industries, Inc. (b)	92,324	13,202,332
Preformed Line Products Co.	24,487	2,963,662
SES AI Corp. Class A (a)(b)	1,241,404	1,961,418
Shoals Technologies Group, Inc. (a)	1,701,851	14,380,641
SKYX Platforms Corp. (a)(b)	618,516	637,071
Stem, Inc. (a)(b)	1,417,842	2,608,829
SunPower Corp. (a)(b)	855,452	1,762,231
Thermon Group Holdings, Inc. (a)	332,742	10,624,452
TPI Composites, Inc. (a)(b)	406,223	1,291,789
Vicor Corp. (a)	220,020	7,124,248
		336,979,959
Ground Transportation - 0.4%
ArcBest Corp.	236,273	26,205,038
Covenant Transport Group, Inc. Class A	83,041	3,752,623
FTAI Infrastructure LLC	983,779	7,122,560
Heartland Express, Inc.	459,127	4,563,722
Marten Transport Ltd.	572,840	9,692,453
P.A.M. Transportation Services, Inc. (a)	60,315	1,033,196
RXO, Inc. (a)(b)	1,150,499	21,755,936
Universal Logistics Holdings, Inc. (b)	67,240	3,004,283
Werner Enterprises, Inc. (b)	623,870	21,336,354
		98,466,165
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A (b)	255,578	5,201,012
Machinery - 3.7%
3D Systems Corp. (a)(b)	1,285,982	4,308,040
Alamo Group, Inc. (b)	100,246	19,485,817
Albany International Corp. Class A	309,720	24,700,170
Astec Industries, Inc.	225,754	9,436,517
Atmus Filtration Technologies, Inc.	831,559	25,187,922
Barnes Group, Inc.	485,929	16,871,455
Blue Bird Corp. (a)	276,912	9,125,635
Chart Industries, Inc. (a)(b)	426,761	61,479,190
Columbus McKinnon Corp. (NY Shares)	282,850	11,673,220
Commercial Vehicle Group, Inc. (a)	315,340	1,895,193
Desktop Metal, Inc. (a)(b)	2,812,452	2,200,462
Douglas Dynamics, Inc.	224,532	5,083,404
Energy Recovery, Inc. (a)	553,190	8,242,531
Enerpac Tool Group Corp. Class A	541,612	19,297,636
EnPro Industries, Inc. (b)	208,396	31,286,491
ESCO Technologies, Inc.	253,783	25,746,285
Federal Signal Corp.	594,966	48,370,736
Franklin Electric Co., Inc.	458,082	44,099,554
Gencor Industries, Inc. (a)	103,122	1,749,980
Gorman-Rupp Co.	227,821	7,556,823
Helios Technologies, Inc.	328,607	14,820,176
Hillenbrand, Inc. (b)	695,391	33,184,059
Hillman Solutions Corp. Class A (a)(b)	1,950,947	18,651,053
Hyliion Holdings Corp. Class A (a)(b)	1,483,742	1,914,027
Hyster-Yale Materials Handling, Inc. Class A (b)	110,939	6,497,697
John Bean Technologies Corp.	315,562	28,113,419
Kadant, Inc. (b)	116,165	31,804,815
Kennametal, Inc.	791,537	18,624,866
Lindsay Corp.	109,473	12,715,289
Luxfer Holdings PLC sponsored	264,840	2,550,409
Manitowoc Co., Inc. (a)	344,179	4,164,566
Mayville Engineering Co., Inc. (a)(b)	111,203	1,530,153
Microvast Holdings, Inc. (a)(b)	2,161,556	847,114
Miller Industries, Inc.	110,558	5,385,280
Mueller Industries, Inc.	1,112,188	62,082,334
Mueller Water Products, Inc. Class A	1,537,785	24,358,514
Nikola Corp. (a)(b)	7,311,118	4,537,280
Omega Flex, Inc. (b)	32,325	2,141,855
Park-Ohio Holdings Corp.	84,282	2,151,719
Proto Labs, Inc. (a)(b)	257,542	7,849,880
REV Group, Inc.	316,447	6,917,531
Shyft Group, Inc. (The)	335,495	3,650,186
SPX Technologies, Inc. (a)	438,111	53,366,301
Standex International Corp.	117,206	20,262,573
Tennant Co.	183,871	21,417,294
Terex Corp.	660,178	37,002,977
The Greenbrier Companies, Inc. (b)	304,116	15,020,289
Titan International, Inc. (a)	510,603	5,626,845
Trinity Industries, Inc.	805,348	20,955,155
Velo3D, Inc. (a)(b)	915,000	242,109
Wabash National Corp. (b)	456,754	10,555,585
Watts Water Technologies, Inc. Class A (b)	271,325	53,847,160
		910,585,571
Marine Transportation - 0.3%
Costamare, Inc.	460,496	5,516,742
Genco Shipping & Trading Ltd.	416,149	8,880,620
Golden Ocean Group Ltd. (b)	1,223,508	17,239,228
Himalaya Shipping Ltd.	299,558	2,447,389
Matson, Inc.	342,470	36,911,417
Pangaea Logistics Solutions Ltd.	360,556	2,596,003
Safe Bulkers, Inc.	645,910	3,223,091
		76,814,490
Passenger Airlines - 0.4%
Allegiant Travel Co. (b)	156,320	8,528,819
Blade Air Mobility, Inc. (a)(b)	600,004	1,914,013
Frontier Group Holdings, Inc. (a)(b)	382,257	2,308,832
Hawaiian Holdings, Inc. (a)(b)	503,805	6,398,324
JetBlue Airways Corp. (a)(b)	3,334,321	18,938,943
Joby Aviation, Inc. (a)(b)	2,768,749	13,982,182
SkyWest, Inc. (a)	401,885	29,349,662
Spirit Airlines, Inc. (b)	1,081,877	3,819,026
Sun Country Airlines Holdings, Inc. (a)	423,238	5,633,298
		90,873,099
Professional Services - 2.5%
Alight, Inc. Class A (a)(b)	4,105,934	37,035,525
ASGN, Inc. (a)	457,068	44,084,209
Asure Software, Inc. (a)(b)	228,175	1,686,213
Barrett Business Services, Inc.	65,158	7,916,697
BlackSky Technology, Inc. Class A (a)(b)	1,201,402	1,453,696
CBIZ, Inc. (a)	475,585	33,852,140
Conduent, Inc. (a)	1,733,546	5,460,670
CRA International, Inc.	67,554	9,801,410
CSG Systems International, Inc.	294,048	13,890,828
ExlService Holdings, Inc. (a)	1,604,126	46,519,654
Exponent, Inc.	502,335	46,169,610
First Advantage Corp. (b)	536,476	8,744,559
FiscalNote Holdings, Inc. Class A (a)(b)	586,920	798,211
Forrester Research, Inc. (a)	115,914	2,108,476
Franklin Covey Co. (a)	115,971	4,515,911
Heidrick & Struggles International, Inc.	196,863	5,803,521
Hirequest, Inc. (b)	49,526	634,923
HireRight Holdings Corp. (a)	133,802	1,913,369
Huron Consulting Group, Inc. (a)(b)	184,771	17,228,048
IBEX Ltd. (a)(b)	89,007	1,165,992
ICF International, Inc.	185,805	26,809,803
Innodata, Inc. (a)(b)	262,402	1,532,428
Insperity, Inc.	352,198	36,251,740
Kelly Services, Inc. Class A (non-vtg.)	307,214	7,047,489
Kforce, Inc.	186,826	11,538,374
Korn Ferry	517,375	31,415,010
LegalZoom.com, Inc. (a)	1,329,571	15,888,373
Maximus, Inc.	601,931	48,323,021
MISTRAS Group, Inc. (a)	203,745	1,782,769
NV5 Global, Inc. (a)	137,903	12,858,076
Parsons Corp. (a)	408,972	32,108,392
Planet Labs PBC Class A (a)(b)	1,737,140	2,935,767
Resources Connection, Inc.	318,891	3,523,746
Skillsoft Corp. (a)(b)	40,930	294,287
Sterling Check Corp. (a)(b)	305,039	4,615,240
TriNet Group, Inc. (b)	317,361	31,853,524
TrueBlue, Inc. (a)	296,928	3,093,990
Ttec Holdings, Inc. (b)	192,684	1,402,740
Upwork, Inc. (a)	1,245,428	14,571,508
Verra Mobility Corp. (a)(b)	1,356,702	31,991,033
Willdan Group, Inc. (a)	123,771	3,489,104
		614,110,076
Trading Companies & Distributors - 2.1%
Alta Equipment Group, Inc.	240,058	2,667,044
Applied Industrial Technologies, Inc.	382,487	70,090,743
Beacon Roofing Supply, Inc. (a)	626,918	61,770,231
BlueLinx Corp. (a)	84,127	9,226,208
Boise Cascade Co.	394,349	52,160,542
Custom Truck One Source, Inc. Class A (a)(b)	559,176	2,790,288
Distribution Solutions Group I (a)(b)	100,318	3,307,484
DNOW, Inc. (a)	1,058,304	14,932,669
DXP Enterprises, Inc. (a)	130,885	6,381,953
EVI Industries, Inc. (b)	58,265	1,195,598
FTAI Aviation Ltd.	986,549	69,265,605
GATX Corp.	350,809	42,924,989
Global Industrial Co.	130,726	5,034,258
GMS, Inc. (a)	397,059	36,735,899
H&E Equipment Services, Inc.	319,987	15,452,172
Herc Holdings, Inc.	280,478	40,116,768
Hudson Technologies, Inc. (a)(b)	436,076	4,325,874
Karat Packaging, Inc.	69,442	1,881,878
McGrath RentCorp.	244,152	26,041,252
MRC Global, Inc. (a)	828,300	9,301,809
Rush Enterprises, Inc.:
Class A	685,889	30,124,245
Class B	1,426	58,338
Titan Machinery, Inc. (a)	202,422	4,505,914
Transcat, Inc. (a)(b)	81,389	8,738,737
Willis Lease Finance Corp. (a)	26,865	1,305,908
Xometry, Inc. (a)(b)	337,851	6,037,397
		526,373,803
TOTAL INDUSTRIALS		4,320,292,860
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.5%
ADTRAN Holdings, Inc. (b)	770,269	3,373,778
Aviat Networks, Inc. (a)(b)	113,923	3,810,724
Calix, Inc. (a)	586,593	16,266,224
Cambium Networks Corp. (a)(b)	116,959	396,491
Clearfield, Inc. (a)(b)	128,934	3,883,492
CommScope Holding Co., Inc. (a)	2,051,650	1,834,175
Comtech Telecommunications Corp. (a)(b)	269,401	506,474
Digi International, Inc. (a)(b)	354,181	10,859,189
DZS, Inc. (a)(b)	214,693	210,421
Extreme Networks, Inc. (a)	1,251,590	14,017,808
Harmonic, Inc. (a)(b)	1,098,071	11,793,283
Infinera Corp. (a)(b)	1,992,553	9,604,105
KVH Industries, Inc. (a)	181,073	869,150
NETGEAR, Inc. (a)	283,691	4,192,953
NetScout Systems, Inc. (a)	677,817	13,054,755
Ribbon Communications, Inc. (a)(b)	882,298	2,796,885
Viavi Solutions, Inc. (a)	2,191,531	17,313,095
		114,783,002
Electronic Equipment, Instruments & Components - 2.7%
908 Devices, Inc. (a)(b)	222,007	1,265,440
Advanced Energy Industries, Inc.	373,168	35,764,421
Aeva Technologies, Inc. (a)(b)	161,119	502,691
Akoustis Technologies, Inc. (a)(b)	949,825	557,642
Arlo Technologies, Inc. (a)(b)	891,590	11,037,884
Badger Meter, Inc.	291,614	53,342,033
Bel Fuse, Inc. Class B (non-vtg.)	104,165	6,116,569
Belden, Inc.	412,874	33,554,270
Benchmark Electronics, Inc. (b)	350,904	10,600,810
Climb Global Solutions, Inc. (b)	41,044	2,645,696
CTS Corp. (b)	308,714	14,123,666
Daktronics, Inc. (a)(b)	381,173	3,602,085
ePlus, Inc. (a)	264,357	20,323,766
Evolv Technologies Holdings, Inc. (a)(b)	1,133,313	4,431,254
Fabrinet (a)	365,385	63,237,182
FARO Technologies, Inc. (a)(b)	188,378	3,532,088
Insight Enterprises, Inc. (a)(b)	278,484	50,842,824
Iteris, Inc. (a)	417,990	1,872,595
Itron, Inc. (a)	451,684	41,609,130
Kimball Electronics, Inc. (a)(b)	235,968	4,938,810
Knowles Corp. (a)(b)	875,518	13,859,450
Lightwave Logic, Inc. (a)(b)	1,163,935	4,446,232
Luna Innovations, Inc. (a)(b)	322,113	663,553
Methode Electronics, Inc. Class A	329,521	4,016,861
MicroVision, Inc. (a)(b)	1,894,382	2,746,854
Mirion Technologies, Inc. Class A (a)(b)	1,989,525	21,626,137
Napco Security Technologies, Inc.	330,114	13,435,640
nLIGHT, Inc. (a)(b)	445,596	5,075,338
Novanta, Inc. (a)(b)	355,187	55,586,766
OSI Systems, Inc. (a)(b)	159,524	20,967,835
Par Technology Corp. (a)(b)	270,960	11,456,189
PC Connection, Inc.	114,075	7,069,228
Plexus Corp. (a)	271,600	27,434,316
Presto Automation, Inc. (a)(b)	34,689	5,845
Richardson Electronics Ltd.	121,029	1,274,435
Rogers Corp. (a)(b)	171,237	20,392,614
Sanmina Corp. (a)	545,993	33,125,395
ScanSource, Inc. (a)(b)	246,120	10,243,514
Smartrent, Inc. (a)(b)	1,870,109	4,338,653
TTM Technologies, Inc. (a)	1,012,508	15,116,744
Vishay Intertechnology, Inc. (b)	1,258,481	29,121,250
Vishay Precision Group, Inc. (a)	120,890	3,989,370
Vuzix Corp. (a)(b)	572,171	760,987
		670,654,062
IT Services - 0.4%
Applied Digital Corp. (a)(b)	863,641	2,336,149
BigBear.ai Holdings, Inc. (a)(b)	510,285	847,073
BigCommerce Holdings, Inc. (a)(b)	669,756	3,790,819
Brightcove, Inc. (a)(b)	421,760	750,733
Couchbase, Inc. (a)	354,367	8,554,419
Digitalocean Holdings, Inc. (a)(b)	607,357	19,957,751
Fastly, Inc. Class A (a)	1,217,895	15,406,372
Grid Dynamics Holdings, Inc. (a)(b)	563,747	5,507,808
Hackett Group, Inc.	249,947	5,421,350
Information Services Group, Inc.	351,271	1,183,783
Perficient, Inc. (a)	340,867	16,109,374
Rackspace Technology, Inc. (a)(b)	628,972	1,081,832
Squarespace, Inc. Class A (a)	562,668	19,614,606
Thoughtworks Holding, Inc. (a)(b)	899,993	2,087,984
Tucows, Inc. (a)(b)	96,731	1,709,237
Unisys Corp. (a)	661,812	3,593,639
		107,952,929
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research, Inc. (a)	486,045	12,403,868
AEHR Test Systems (a)(b)	273,860	3,280,843
Alpha & Omega Semiconductor Ltd. (a)(b)	227,718	4,980,193
Ambarella, Inc. (a)	381,638	17,543,899
Amkor Technology, Inc.	1,115,572	36,088,754
Atomera, Inc. (a)(b)	223,879	1,038,799
Axcelis Technologies, Inc. (a)	323,430	33,481,474
CEVA, Inc. (a)(b)	230,198	4,666,113
Cohu, Inc. (a)	461,544	13,994,014
Credo Technology Group Holding Ltd. (a)	1,236,743	22,100,597
Diodes, Inc. (a)	446,703	32,613,786
FormFactor, Inc. (a)	765,822	34,148,003
Ichor Holdings Ltd. (a)(b)	286,160	11,097,285
Impinj, Inc. (a)(b)	231,240	36,855,031
indie Semiconductor, Inc. (a)(b)	1,495,151	8,402,749
Intest Corp. (a)(b)	114,753	1,293,266
Kulicke & Soffa Industries, Inc. (b)	549,408	25,426,602
MACOM Technology Solutions Holdings, Inc. (a)	549,862	56,058,431
Maxeon Solar Technologies Ltd. (a)(b)	284,747	555,257
MaxLinear, Inc. Class A (a)	757,102	15,740,151
Navitas Semiconductor Corp. (a)(b)	1,122,176	4,859,022
NVE Corp. (b)	47,617	3,876,024
Onto Innovation, Inc. (a)(b)	486,169	90,179,488
PDF Solutions, Inc. (a)	307,273	9,242,772
Photronics, Inc. (a)	607,584	16,653,877
Power Integrations, Inc.	562,018	37,497,841
Rambus, Inc. (a)	1,069,280	58,617,930
Semtech Corp. (a)(b)	633,302	23,824,821
Silicon Laboratories, Inc. (a)(b)	314,779	38,242,501
SiTime Corp. (a)	176,400	15,720,768
SkyWater Technology, Inc. (a)(b)	186,800	1,916,568
SMART Global Holdings, Inc. (a)(b)	511,717	9,349,070
Synaptics, Inc. (a)	390,585	35,137,027
Transphorm, Inc. (a)(b)	297,714	1,429,027
Ultra Clean Holdings, Inc. (a)	441,440	18,465,435
Veeco Instruments, Inc. (a)(b)	505,605	17,868,081
		754,649,367
Software - 6.0%
8x8, Inc. (a)(b)	1,218,093	2,691,986
A10 Networks, Inc.	701,425	9,160,611
ACI Worldwide, Inc. (a)	1,076,219	36,699,068
Adeia, Inc. (b)	1,062,852	10,458,464
Agilysys, Inc. (a)(b)	201,148	16,705,341
Alarm.com Holdings, Inc. (a)	475,331	31,609,512
Alkami Technology, Inc. (a)	406,068	9,774,057
Altair Engineering, Inc. Class A (a)(b)	544,983	43,843,882
American Software, Inc. Class A	320,961	3,244,916
Amplitude, Inc. (a)(b)	682,693	6,683,564
AppFolio, Inc. (a)(b)	190,518	43,205,672
Appian Corp. Class A (a)	409,009	15,313,297
Asana, Inc. (a)(b)	823,512	12,245,623
Aurora Innovation, Inc. (a)(b)	3,540,845	9,825,845
AvePoint, Inc. (a)(b)	1,480,629	11,504,487
Bit Digital, Inc. (a)(b)	900,397	1,832,308
Blackbaud, Inc. (a)	431,676	33,636,194
BlackLine, Inc. (a)	563,851	32,731,551
Box, Inc. Class A (a)(b)	1,396,336	36,332,663
Braze, Inc. (a)	532,098	22,294,906
C3.ai, Inc. (a)(b)	819,560	18,464,687
Cerence, Inc. (a)(b)	407,027	3,708,016
Cipher Mining, Inc. (a)(b)	427,892	1,591,758
Cleanspark, Inc. (a)(b)	1,912,715	31,330,272
Clear Secure, Inc.	827,747	14,460,740
CommVault Systems, Inc. (a)	437,860	44,867,514
Consensus Cloud Solutions, Inc. (a)	186,819	2,174,573
CoreCard Corp. (a)(b)	70,480	844,350
CS Disco, Inc. (a)(b)	232,884	1,758,274
CXApp, Inc. Class A (a)(b)	22,154	74,437
Daily Journal Corp. (a)(b)	13,786	4,621,067
Digimarc Corp. (a)(b)	141,603	2,993,487
Digital Turbine, Inc. (a)	939,137	1,793,752
Domo, Inc. Class B (a)(b)	320,553	2,413,764
E2open Parent Holdings, Inc. (a)(b)	1,700,695	8,248,371
eGain Communications Corp. (a)	203,759	1,265,343
Enfusion, Inc. Class A (a)(b)	392,573	3,654,855
Envestnet, Inc. (a)(b)	496,353	30,808,631
Everbridge, Inc. (a)	409,032	14,213,862
EverCommerce, Inc. (a)(b)	234,796	2,113,164
Expensify, Inc. (a)(b)	549,226	878,762
Freshworks, Inc. (a)	1,607,228	28,689,020
Instructure Holdings, Inc. (a)	194,140	3,713,898
Intapp, Inc. (a)(b)	397,304	12,284,640
InterDigital, Inc. (b)	255,163	25,192,243
Jamf Holding Corp. (a)(b)	701,781	13,663,676
Kaltura, Inc. (a)	829,482	1,020,263
LivePerson, Inc. (a)(b)	757,147	379,255
Liveramp Holdings, Inc. (a)	640,785	20,575,606
Marathon Digital Holdings, Inc. (a)(b)	2,222,691	35,696,417
Matterport, Inc. (a)(b)	2,566,798	11,807,271
MeridianLink, Inc. (a)	253,081	4,221,391
MicroStrategy, Inc. Class A (a)(b)	147,309	156,888,504
Mitek Systems, Inc. (a)(b)	432,909	5,467,641
Model N, Inc. (a)	381,781	11,319,807
N-able, Inc. (a)(b)	690,238	8,462,318
Nextnav, Inc. (a)(b)	558,840	5,091,032
Olo, Inc. (a)	1,027,999	4,934,395
ON24, Inc.	287,592	1,895,231
Onespan, Inc. (a)(b)	398,337	4,310,006
Pagerduty, Inc. (a)(b)	884,539	17,655,398
PowerSchool Holdings, Inc. (a)(b)	563,263	9,755,715
Progress Software Corp.	435,836	21,713,350
PROS Holdings, Inc. (a)(b)	442,825	14,502,519
Q2 Holdings, Inc. (a)(b)	565,734	29,073,070
Qualys, Inc. (a)	368,837	60,456,073
Rapid7, Inc. (a)	600,922	26,921,306
Red Violet, Inc. (a)(b)	112,341	1,885,082
Rimini Street, Inc. (a)(b)	524,170	1,394,292
Riot Platforms, Inc. (a)(b)	1,961,354	19,829,289
Sapiens International Corp. NV	305,812	9,419,010
Semrush Holdings, Inc. (a)	317,896	3,891,047
SolarWinds, Inc.	508,230	5,600,695
SoundHound AI, Inc. (a)(b)	1,369,393	5,806,226
SoundThinking, Inc. (a)	98,467	1,315,519
Sprinklr, Inc. (a)(b)	1,050,880	12,284,787
Sprout Social, Inc. (a)(b)	481,926	24,313,167
SPS Commerce, Inc. (a)	364,341	63,347,970
Tenable Holdings, Inc. (a)	1,153,835	51,887,960
TeraWulf, Inc. (a)(b)	1,522,330	3,303,456
Varonis Systems, Inc. (a)(b)	1,078,102	47,166,963
Verint Systems, Inc. (a)	607,216	18,386,500
Veritone, Inc. (a)(b)	263,174	860,579
Viant Technology, Inc. (a)	151,018	1,327,448
Weave Communications, Inc. (a)	344,582	3,683,582
Workiva, Inc. (a)(b)	491,637	38,740,996
Xperi, Inc. (a)	432,445	4,544,997
Yext, Inc. (a)	1,063,145	5,836,666
Zeta Global Holdings Corp. (a)	1,398,388	17,284,076
Zuora, Inc. (a)(b)	1,344,403	13,255,814
		1,473,129,792
Technology Hardware, Storage & Peripherals - 1.9%
CompoSecure, Inc. (a)(b)	160,402	1,114,794
Corsair Gaming, Inc. (a)(b)	362,199	4,020,409
CPI Card Group (a)(b)	41,502	715,910
Eastman Kodak Co. (a)(b)	567,493	2,553,719
Immersion Corp.	305,791	2,223,101
Intevac, Inc. (a)(b)	217,667	920,731
IonQ, Inc. (a)(b)	1,628,128	13,920,494
Super Micro Computer, Inc. (a)	504,540	433,298,919
Turtle Beach Corp. (a)	162,181	2,286,752
Xerox Holdings Corp. (b)	1,161,399	15,434,993
		476,489,822
TOTAL INFORMATION TECHNOLOGY		3,597,658,974
MATERIALS - 4.7%
Chemicals - 2.0%
AdvanSix, Inc.	256,688	6,483,939
American Vanguard Corp.	259,868	2,959,897
Arcadium Lithium PLC (b)	10,148,628	44,653,963
Aspen Aerogels, Inc. (a)(b)	508,011	7,955,452
Avient Corp.	895,553	37,989,358
Balchem Corp.	316,991	44,816,188
Cabot Corp. (b)	540,058	49,269,491
Core Molding Technologies, Inc. (a)	72,145	1,300,053
Danimer Scientific, Inc. (a)(b)	859,875	644,906
Ecovyst, Inc. (a)(b)	915,888	8,636,824
H.B. Fuller Co.	535,255	39,988,901
Hawkins, Inc. (b)	192,857	14,612,775
Ingevity Corp. (a)	362,801	18,553,643
Innospec, Inc. (b)	247,566	29,707,920
Intrepid Potash, Inc. (a)(b)	102,971	2,071,777
Koppers Holdings, Inc. (b)	199,655	10,238,308
Kronos Worldwide, Inc. (b)	222,439	2,546,927
LSB Industries, Inc. (a)(b)	531,962	4,947,247
Mativ, Inc. (b)	532,068	9,715,562
Minerals Technologies, Inc.	321,748	23,452,212
Origin Materials, Inc. Class A (a)(b)	1,139,108	922,108
Orion SA	547,145	12,945,451
Perimeter Solutions SA (a)(b)	1,496,323	10,474,261
PureCycle Technologies, Inc. (a)(b)	1,151,113	5,375,698
Quaker Houghton (b)	137,486	25,645,264
Rayonier Advanced Materials, Inc. (a)	629,913	2,349,575
Sensient Technologies Corp.	416,356	30,485,586
Stepan Co. (b)	210,860	17,499,271
Trinseo PLC	340,470	888,627
Tronox Holdings PLC (b)	1,162,024	19,742,788
Valhi, Inc. (b)	18,514	273,452
		487,147,424
Construction Materials - 0.4%
Knife River Holding Co.	561,453	43,900,010
Summit Materials, Inc. (a)	1,184,526	46,078,061
United States Lime & Minerals, Inc.	20,656	6,403,360
		96,381,431
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	296,362	18,161,063
Class B	676	42,236
Myers Industries, Inc.	364,533	7,983,273
O-I Glass, Inc. (a)	1,539,569	23,031,952
Pactiv Evergreen, Inc.	401,062	6,112,185
Ranpak Holdings Corp. (A Shares) (a)(b)	432,918	3,134,326
TriMas Corp.	411,423	10,692,884
		69,157,919
Metals & Mining - 1.9%
5E Advanced Materials, Inc. (a)(b)	383,302	440,797
Alpha Metallurgical Resources (b)	114,627	37,496,784
Arch Resources, Inc. (b)	178,505	28,343,024
ATI, Inc. (a)(b)	1,279,047	76,359,106
Caledonia Mining Corp. PLC	159,318	1,562,910
Carpenter Technology Corp.	485,530	41,609,921
Century Aluminum Co. (a)(b)	522,576	9,066,694
Coeur d'Alene Mines Corp. (a)	3,568,412	16,129,222
Commercial Metals Co.	1,161,342	62,410,519
Compass Minerals International, Inc. (b)	337,822	4,205,884
Constellium NV (a)	1,278,456	25,172,799
Contango ORE, Inc. (a)(b)	75,387	1,573,327
Dakota Gold Corp. (a)(b)	590,889	1,571,765
Haynes International, Inc.	125,893	7,572,464
Hecla Mining Co. (b)	6,051,177	28,622,067
i-80 Gold Corp. (a)(b)	1,925,683	2,272,306
Ivanhoe Electric, Inc. (a)(b)	631,635	6,379,514
Kaiser Aluminum Corp.	158,755	14,365,740
Materion Corp.	203,857	23,431,324
Metallus, Inc. (a)(b)	424,933	8,736,622
NioCorp Developments Ltd. (a)(b)	6,374	12,939
Novagold Resources, Inc. (a)(b)	2,376,129	6,890,774
Olympic Steel, Inc.	97,871	6,221,659
Perpetua Resources Corp. (a)(b)	374,064	2,042,389
Piedmont Lithium, Inc. (a)(b)	177,111	2,169,610
Radius Recycling, Inc. Class A (b)	258,549	4,503,924
Ramaco Resources, Inc. (b)	226,586	3,552,868
Ramaco Resources, Inc. Class B (b)	38,481	427,524
Ryerson Holding Corp.	278,725	7,957,599
SunCoke Energy, Inc.	831,663	8,574,446
Tredegar Corp.	255,335	1,629,037
Warrior Metropolitan Coal, Inc.	513,354	35,087,746
Worthington Steel, Inc.	305,549	9,407,854
		485,801,158
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	162,128	7,302,245
Glatfelter Corp. (a)	422,720	604,490
Sylvamo Corp. (b)	355,132	22,195,750
		30,102,485
TOTAL MATERIALS		1,168,590,417
REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust (SBI)	1,023,991	17,694,564
Alexander & Baldwin, Inc.	752,883	12,399,983
Alexanders, Inc.	22,879	4,840,281
Alpine Income Property Trust, Inc.	147,272	2,198,771
American Assets Trust, Inc.	506,741	10,818,920
Apartment Investment & Management Co. Class A (a)	1,431,260	11,450,080
Apple Hospitality (REIT), Inc.	2,166,463	31,976,994
Armada Hoffler Properties, Inc.	695,959	7,321,489
Braemar Hotels & Resorts, Inc.	677,630	1,849,930
Brandywine Realty Trust (SBI)	1,782,161	8,091,011
Broadstone Net Lease, Inc.	1,899,035	27,649,950
BRT Apartments Corp.	134,508	2,413,074
CareTrust (REIT), Inc.	1,199,790	29,658,809
CBL & Associates Properties, Inc. (b)	276,040	6,003,870
Centerspace	154,991	10,423,145
Chatham Lodging Trust	502,038	4,603,688
City Office REIT, Inc.	414,817	1,933,047
Clipper Realty, Inc.	126,472	531,182
Community Healthcare Trust, Inc.	275,692	7,314,109
COPT Defense Properties (SBI)	1,129,484	27,073,731
CTO Realty Growth, Inc.	240,449	4,171,790
DiamondRock Hospitality Co.	2,116,882	18,840,250
Diversified Healthcare Trust (SBI)	2,382,427	5,622,528
Douglas Emmett, Inc.	1,615,834	22,153,084
Easterly Government Properties, Inc.	993,450	11,613,431
Elme Communities (SBI)	890,391	13,498,328
Empire State Realty Trust, Inc.	1,330,579	12,108,269
Equity Commonwealth (a)	1,015,172	19,004,020
Essential Properties Realty Trust, Inc.	1,570,642	41,370,710
Farmland Partners, Inc.	469,412	5,050,873
Four Corners Property Trust, Inc.	917,858	21,523,770
Getty Realty Corp.	491,749	13,326,398
Gladstone Commercial Corp.	430,111	5,750,584
Gladstone Land Corp.	352,032	4,463,766
Global Medical REIT, Inc.	655,632	5,317,176
Global Net Lease, Inc.	1,984,832	13,794,582
Hudson Pacific Properties, Inc.	1,375,806	7,979,675
Independence Realty Trust, Inc.	2,259,074	35,625,597
InvenTrust Properties Corp.	691,427	17,520,760
JBG SMITH Properties	943,163	14,156,877
Kite Realty Group Trust	2,183,128	47,592,190
LTC Properties, Inc.	422,343	13,979,553
LXP Industrial Trust (REIT)	2,911,426	24,310,407
National Health Investors, Inc.	419,216	26,435,761
NETSTREIT Corp.	713,036	12,014,657
NexPoint Diversified Real Estate Trust	350,820	2,097,904
NexPoint Residential Trust, Inc.	229,951	7,873,522
Office Properties Income Trust	497,170	1,004,283
One Liberty Properties, Inc.	179,633	4,115,392
Orion Office (REIT), Inc.	591,340	1,844,981
Outfront Media, Inc.	1,471,808	23,342,875
Paramount Group, Inc.	1,847,804	8,573,811
Peakstone Realty Trust	360,528	5,036,576
Pebblebrook Hotel Trust	1,189,034	17,276,664
Phillips Edison & Co., Inc.	1,210,964	39,598,523
Piedmont Office Realty Trust, Inc. Class A	1,260,083	8,681,972
Plymouth Industrial REIT, Inc.	480,901	10,041,213
Postal Realty Trust, Inc.	234,885	3,253,157
Potlatch Corp.	791,492	31,667,595
Retail Opportunity Investments Corp.	1,252,114	15,363,439
RLJ Lodging Trust	1,552,644	17,079,084
Ryman Hospitality Properties, Inc.	581,133	61,297,909
Sabra Health Care REIT, Inc.	2,317,065	32,253,545
Safehold, Inc. (b)	486,074	8,865,990
Saul Centers, Inc.	123,704	4,504,063
Service Properties Trust	1,667,092	10,219,274
SITE Centers Corp.	1,916,855	25,858,374
SL Green Realty Corp. (b)	646,788	32,229,446
Summit Hotel Properties, Inc.	1,075,860	6,465,919
Sunstone Hotel Investors, Inc.	2,067,969	21,093,284
Tanger, Inc.	1,049,287	29,747,286
Terreno Realty Corp.	898,329	48,824,181
The Macerich Co.	2,157,747	29,690,599
UMH Properties, Inc.	621,695	9,897,384
Uniti Group, Inc.	2,385,424	13,716,188
Universal Health Realty Income Trust (SBI)	136,859	4,931,030
Urban Edge Properties	1,162,873	19,454,865
Veris Residential, Inc.	792,623	11,421,697
Whitestone REIT Class B	508,344	5,845,956
Xenia Hotels & Resorts, Inc.	1,064,551	14,765,322
		1,231,404,967
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)	12,830	176,797
Anywhere Real Estate, Inc. (a)	1,067,906	5,190,023
Compass, Inc. (a)(b)	2,826,081	8,902,155
Cushman & Wakefield PLC (a)	1,654,503	15,965,954
Digitalbridge Group, Inc.	1,609,541	26,460,854
Douglas Elliman, Inc.	803,536	1,092,809
eXp World Holdings, Inc.	707,614	7,047,835
Forestar Group, Inc. (a)	183,165	5,676,283
FRP Holdings, Inc. (a)	127,975	3,878,922
Kennedy-Wilson Holdings, Inc. (b)	1,183,876	10,169,495
Marcus & Millichap, Inc. (b)	236,583	7,492,584
Maui Land & Pineapple, Inc. (a)(b)	73,699	1,435,657
Newmark Group, Inc.	1,355,156	12,968,843
Opendoor Technologies, Inc. (a)(b)	5,620,376	11,184,548
RE/MAX Holdings, Inc.	168,401	1,182,175
Redfin Corp. (a)(b)	1,091,210	6,121,688
Star Holdings (a)(b)	123,145	1,464,194
Stratus Properties, Inc. (a)(b)	48,615	1,102,588
Tejon Ranch Co. (a)	202,661	3,400,652
The RMR Group, Inc.	158,806	3,766,878
The St. Joe Co.	343,948	19,673,826
Transcontinental Realty Investors, Inc. (a)	16,562	474,501
		154,829,261
TOTAL REAL ESTATE		1,386,234,228
UTILITIES - 2.6%
Electric Utilities - 0.7%
Allete, Inc.	573,569	33,966,756
Genie Energy Ltd. Class B	198,344	3,032,680
MGE Energy, Inc. (b)	361,444	28,308,294
Otter Tail Corp. (b)	410,054	35,002,209
PNM Resources, Inc.	847,551	31,410,240
Portland General Electric Co.	1,007,083	43,536,198
		175,256,377
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares (b)	1,191,842	36,315,426
Chesapeake Utilities Corp.	217,388	23,014,868
New Jersey Resources Corp.	963,930	42,114,102
Northwest Natural Holding Co.	366,135	13,968,050
ONE Gas, Inc. (b)	548,839	35,411,092
RGC Resources, Inc. (b)	81,753	1,685,747
Southwest Gas Holdings, Inc.	619,812	46,250,371
Spire, Inc.	518,939	32,065,241
		230,824,897
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)(b)	634,360	2,328,101
Montauk Renewables, Inc. (a)(b)	665,379	2,395,364
Ormat Technologies, Inc. (b)	534,889	34,141,965
Sunnova Energy International, Inc. (a)(b)	1,048,708	4,415,061
		43,280,491
Multi-Utilities - 0.4%
Avista Corp. (b)	770,395	27,718,812
Black Hills Corp.	678,499	37,249,595
NorthWestern Energy Corp.	612,428	30,890,868
Unitil Corp.	159,010	8,099,969
		103,959,244
Water Utilities - 0.4%
American States Water Co.	366,999	25,998,209
Artesian Resources Corp. Class A (b)	91,714	3,208,156
Cadiz, Inc. (a)(b)	406,969	927,889
California Water Service Group	573,608	28,175,625
Consolidated Water Co., Inc.	151,899	3,865,830
Global Water Resources, Inc.	115,438	1,412,961
Middlesex Water Co.	174,918	8,871,841
Pure Cycle Corp. (a)	202,327	1,930,200
SJW Group	316,909	17,255,695
York Water Co.	142,813	5,071,290
		96,717,696
TOTAL UTILITIES		650,038,705
TOTAL COMMON STOCKS (Cost $22,864,980,502)		24,519,002,288

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $20,932,811)	21,000,000	20,932,240

Money Market Funds - 13.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	158,663,047	158,694,779
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	3,075,775,786	3,076,083,364
TOTAL MONEY MARKET FUNDS (Cost $3,234,760,180)		3,234,778,143

TOTAL INVESTMENT IN SECURITIES - 112.5% (Cost $26,120,673,493)	27,774,712,671
NET OTHER ASSETS (LIABILITIES) - (12.5)%	(3,080,874,868)
NET ASSETS - 100.0%	24,693,837,803

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,759	Jun 2024	174,633,520	(3,456,006)	(3,456,006)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,421,553.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $405,473 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	147,998,663	4,108,112,239	4,097,426,238	6,647,202	10,115	-	158,694,779	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	3,441,003,990	8,407,816,458	8,772,737,084	35,901,660	-	-	3,076,083,364	11.2%
Total	3,589,002,653	12,515,928,697	12,870,163,322	42,548,862	10,115	-	3,234,778,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	527,885,302	527,885,302	-	-
Consumer Discretionary	2,581,624,840	2,581,624,840	-	-
Consumer Staples	821,756,442	821,756,442	-	-
Energy	1,850,303,499	1,850,303,499	-	-
Financials	3,943,680,248	3,943,680,248	-	-
Health Care	3,670,936,773	3,670,020,311	405,473	510,989
Industrials	4,320,292,860	4,320,292,860	-	-
Information Technology	3,597,658,974	3,597,658,974	-	-
Materials	1,168,590,417	1,168,590,417	-	-
Real Estate	1,386,234,228	1,386,234,228	-	-
Utilities	650,038,705	650,038,705	-	-

U.S. Government and Government Agency Obligations	20,932,240	-	20,932,240	-

Money Market Funds	3,234,778,143	3,234,778,143	-	-
Total Investments in Securities:	27,774,712,671	27,752,863,969	21,337,713	510,989
Derivative Instruments: Liabilities
Futures Contracts	(3,456,006)	(3,456,006)	-	-
Total Liabilities	(3,456,006)	(3,456,006)	-	-
Total Derivative Instruments:	(3,456,006)	(3,456,006)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(3,456,006)
Total Equity Risk	0	(3,456,006)
Total Value of Derivatives	0	(3,456,006)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Fidelity® Small Cap Index Fund
Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including securities loaned of $2,871,673,723) - See accompanying schedule:
Unaffiliated issuers (cost $22,885,913,313)	$24,539,934,528
Fidelity Central Funds (cost $3,234,760,180)	3,234,778,143

Total Investment in Securities (cost $26,120,673,493)		$27,774,712,671
Cash		73,959
Receivable for fund shares sold		18,213,260
Dividends receivable		7,428,168
Distributions receivable from Fidelity Central Funds		3,229,235
Total assets		27,803,657,293
Liabilities
Payable for investments purchased	$2,765,466
Payable for fund shares redeemed	26,615,952
Accrued management fee	528,767
Payable for daily variation margin on futures contracts	3,869,870
Collateral on securities loaned	3,076,039,435
Total liabilities		3,109,819,490
Net Assets		$24,693,837,803
Net Assets consist of:
Paid in capital		$23,488,859,866
Total accumulated earnings (loss)		1,204,977,937
Net Assets		$24,693,837,803
Net Asset Value, offering price and redemption price per share ($24,693,837,803 ÷ 1,008,241,721 shares)		$24.49
Statement of Operations
		Year ended April 30, 2024
Investment Income
Dividends		$317,902,097
Interest		1,083,143
Income from Fidelity Central Funds (including $35,901,660 from security lending)		42,548,862
Total income		361,534,102
Expenses
Management fee	$5,653,956
Independent trustees' fees and expenses	69,789
Total expenses before reductions	5,723,745
Expense reductions	(121,329)
Total expenses after reductions		5,602,416
Net Investment income (loss)		355,931,686
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	22,306,185
Redemptions in-kind	807,052,186
Fidelity Central Funds	10,115
Futures contracts	(3,816,716)
Total net realized gain (loss)		825,551,770
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	1,680,260,659
Futures contracts	(4,448,271)
Total change in net unrealized appreciation (depreciation)		1,675,812,388
Net gain (loss)		2,501,364,158
Net increase (decrease) in net assets resulting from operations		$2,857,295,844
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$355,931,686	$321,267,873
Net realized gain (loss)	825,551,770	234,318,180
Change in net unrealized appreciation (depreciation)	1,675,812,388	(1,231,339,575)
Net increase (decrease) in net assets resulting from operations	2,857,295,844	(675,753,522)
Distributions to shareholders	(351,836,326)	(230,640,532)

Share transactions
Proceeds from sales of shares	9,150,147,971	6,708,339,746
Reinvestment of distributions	330,800,870	217,324,816
Cost of shares redeemed	(7,024,608,776)	(4,991,776,380)

Net increase (decrease) in net assets resulting from share transactions	2,456,340,065	1,933,888,182
Total increase (decrease) in net assets	4,961,799,583	1,027,494,128

Net Assets
Beginning of period	19,732,038,220	18,704,544,092
End of period	$24,693,837,803	$19,732,038,220

Other Information
Shares
Sold	389,301,408	298,979,514
Issued in reinvestment of distributions	13,753,145	10,014,969
Redeemed	(295,232,558)	(222,498,112)
Net increase (decrease)	107,821,995	86,496,371

Financial Highlights
Fidelity® Small Cap Index Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$21.91	$22.98	$28.75	$16.60	$20.43
Income from Investment Operations
Net investment income (loss) A,B	.37	.38	.30	.25	.27
Net realized and unrealized gain (loss)	2.57	(1.18)	(4.99)	12.13	(3.48)
Total from investment operations	2.94	(.80)	(4.69)	12.38	(3.21)
Distributions from net investment income	(.36)	(.27)	(.35)	(.23)	(.28)
Distributions from net realized gain	-	-	(.73)	-	(.35)
Total distributions	(.36)	(.27)	(1.08)	(.23)	(.62) C
Net asset value, end of period	$24.49	$21.91	$22.98	$28.75	$16.60
Total Return D	13.45%	(3.46)%	(16.89)%	74.95%	(16.27)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03%	.03%	.02% G	.03%	.03%
Expenses net of fee waivers, if any	.03%	.03%	.02% G	.03%	.03%
Expenses net of all reductions	.02%	.02%	.02% G	.03%	.03%
Net investment income (loss)	1.56%	1.69%	1.10%	1.09%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$24,693,838	$19,732,038	$18,704,544	$21,215,363	$9,927,295
Portfolio turnover rate H	9 % I	9% I	24% I	19%	17%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GThe size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Mid Cap Index Fund	$157,512

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales, and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Index Fund	27,595,729,491	9,209,510,417	(2,977,014,998)	6,232,495,419
Fidelity Small Cap Index Fund	26,493,421,224	6,322,205,906	(5,040,914,459)	1,281,291,447

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Mid Cap Index Fund	11,344,064	(112,294,623)	6,232,495,419
Fidelity Small Cap Index Fund	34,411,317	(110,724,829)	1,281,291,447

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Mid Cap Index Fund	-	(112,294,623)	(112,294,623)
Fidelity Small Cap Index Fund	(110,724,829)	-	(110,724,829)

The tax character of distributions paid was as follows:

April 30, 2024
	Ordinary Income ($)	Total ($)
Fidelity Mid Cap Index Fund	428,689,183	428,689,183
Fidelity Small Cap Index Fund	351,836,326	351,836,326

April 30, 2023
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Mid Cap Index Fund	384,865,794	113,495,091	498,360,885
Fidelity Small Cap Index Fund	230,640,532	-	230,640,532

4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Index Fund	6,702,710,486	2,353,899,317
Fidelity Small Cap Index Fund	6,813,456,954	2,115,758,246

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	40,076,242	704,168,743	1,127,161,154
Fidelity Small Cap Index Fund	58,645,764	807,052,186	1,432,697,305

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Mid Cap Index Fund	18,229,349	293,092,884	469,588,022
Fidelity Small Cap Index Fund	21,136,549	295,395,555	463,390,557
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .025% of each Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .025% of each Fund's average net assets. These expense contracts will remain in place through June 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Mid Cap Index Fund	Borrower	23,368,300	5.35%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Index Fund	870,249	47,337	184,062
Fidelity Small Cap Index Fund	3,841,886	603,092	5,133,643
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Index Fund	53,836
Fidelity Small Cap Index Fund	121,329
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Index Fund and Fidelity Small Cap Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of April 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Mid Cap Index Fund	.03%
Actual		$ 1,000	$ 1,220.10	$ .17
Hypothetical-B		$ 1,000	$ 1,024.71	$ .15

Fidelity® Small Cap Index Fund	.03%
Actual		$ 1,000	$ 1,196.90	$ .16
Hypothetical-B		$ 1,000	$ 1,024.71	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

Fidelity Mid Cap Index Fund
June 2023	97%
December 2023	77%
Fidelity Small Cap Index Fund
June 2023	74%
December 2023	59%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Index Fund
June 2023	99.70%
December 2023	82.67%
Fidelity Small Cap Index Fund
June 2023	77.22%
December 2023	66.19%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Index Fund
June 2023	0.31%
December 2023	17.34%
Fidelity Small Cap Index Fund
June 2023	22.49%
December 2023	19.19%

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Mid Cap Index Fund	$4,437,927
Fidelity Small Cap Index Fund	$7,337,893

The funds will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Funds have adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage each Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund's Board of Trustees (the Board) has designated each Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factor specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.929320.112
MCX-I-SCX-I-ANN-0624
Fidelity® Large Cap Value Index Fund

Annual Report
April 30, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Large Cap Value Index Fund	13.49%	8.59%	9.24%

A   From June 7, 2016
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Value Index Fund, on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Value Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 22.66% for the 12 months ending April 30, 2024, according to the S&P 500® index, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, the S&P 500® continued its late-2023 momentum and ended March at its all-time high before snapping a five-month uptrend in April (-4.08%). Growth stocks led the broad rally, mostly driven by a narrow set of firms in the communication services (+41%) and information technology (+37%) sectors, largely due to excitement for AI. In particular, semiconductor-related stocks (+104%) were a standout. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% in the final two months of 2023 and 10.56% the first quarter. Risk assets were further aided on March 20, when the central bank held steady its benchmark federal funds rate and affirmed its projection to cut in 2024. The index then slipped in April, as inflation remained stickier than expected, spurring doubts of a soft economic landing. For the full 12 months, the financials, industrials and consumer discretionary sectors each gained about 24%. In sharp contrast, real estate and the defensive-oriented utilities sector each roughly broke even. Other notable "laggards" included consumer staples (+3%) and health care (+7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2024, the fund gained 13.49%, versus 13.42% for the benchmark Russell 1000 Value Index. By sector, financials gained 27% and contributed most. Industrials, which gained approximately 28%, also helped, benefiting from the capital goods industry (+33%), as did information technology, which advanced 21%. The energy sector rose roughly 14%, while communication services gained approximately 15% and materials advanced 9%. Other notable contributors included the consumer discretionary (+7%), consumer staples (+1%) and utilities (+1%) sectors. Conversely, health care returned about -2% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-6%). Turning to individual stocks, the biggest contributor was JPMorgan Chase (+42%), from the banks category. Also in banks, Wells Fargo (+54%) helped. Another notable contributor was Berkshire Hathaway (+21%), a stock in the financial services industry. Another notable contributor was General Electric (+106%), a stock in the capital goods industry. Lastly, Meta Platforms, within the media & entertainment category, gained 20% and boosted the fund. In contrast, the biggest individual detractor was Pfizer (-31%), from the pharmaceuticals, biotechnology & life sciences category. Also in pharmaceuticals, biotechnology & life sciences, Bristol-Myers Squibb (-31%) and Johnson & Johnson (-9%) hurt. Boeing, within the capital goods industry, returned -19% and hurt the fund. Lastly, in equity real estate investment trusts (REITs), Prologis returned -16% and hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Berkshire Hathaway, Inc. Class B	3.5
JPMorgan Chase & Co.	2.7
Exxon Mobil Corp.	2.3
Johnson & Johnson	1.7
Procter & Gamble Co.	1.5
Chevron Corp.	1.3
Merck & Co., Inc.	1.3
Bank of America Corp.	1.2
Walmart, Inc.	1.2
Wells Fargo & Co.	1.0
17.7

Market Sectors (% of Fund's net assets)

Financials	22.5
Industrials	14.4
Health Care	14.0
Information Technology	9.0
Energy	8.3
Consumer Staples	8.0
Utilities	4.9
Consumer Discretionary	4.8
Materials	4.8
Communication Services	4.4
Real Estate	4.4

Asset Allocation (% of Fund's net assets)

Futures - 0.4%

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	2,620,454	44,259,468
Frontier Communications Parent, Inc. (a)(b)	89,505	2,071,146
Iridium Communications, Inc.	2,931	90,245
Verizon Communications, Inc.	1,540,339	60,827,987
		107,248,846
Entertainment - 1.5%
AMC Entertainment Holdings, Inc. Class A (b)	90,451	265,021
Electronic Arts, Inc.	99,009	12,556,321
Liberty Media Corp. Liberty Formula One:
Class A	8,868	552,210
Class C	70,769	4,951,707
Liberty Media Corp. Liberty Live:
Class C	16,940	632,201
Series A	7,297	261,670
Live Nation Entertainment, Inc. (a)	44,293	3,938,091
Madison Square Garden Sports Corp. (a)	6,795	1,263,326
Playtika Holding Corp.	1,128	8,178
Roku, Inc. Class A (a)	40,024	2,307,784
Take-Two Interactive Software, Inc. (a)	60,320	8,614,299
The Walt Disney Co.	669,342	74,363,896
Warner Bros Discovery, Inc. (a)	806,012	5,932,248
		115,646,952
Interactive Media & Services - 0.0%
IAC, Inc. (a)	27,090	1,288,400
Match Group, Inc. (a)	9,827	302,868
TripAdvisor, Inc. (a)	39,306	1,034,927
Zoominfo Technologies, Inc. (a)	53,135	842,721
		3,468,916
Media - 1.1%
Cable One, Inc. (b)	1,894	745,952
Comcast Corp. Class A	1,441,877	54,949,932
Fox Corp.:
Class A	89,060	2,761,751
Class B	49,127	1,408,962
Interpublic Group of Companies, Inc.	140,970	4,291,127
Liberty Broadband Corp.:
Class A (a)	4,843	242,780
Class C (a)	33,705	1,676,150
Liberty Media Corp. Liberty SiriusXM	56,132	1,350,536
Liberty Media Corp. Liberty SiriusXM Class A	27,156	653,373
News Corp.:
Class A	138,926	3,306,439
Class B	42,843	1,051,367
Nexstar Media Group, Inc. Class A	7,755	1,241,265
Omnicom Group, Inc.	72,159	6,699,242
Paramount Global:
Class A (b)	3,429	70,946
Class B	210,791	2,400,909
Sirius XM Holdings, Inc. (b)	236,112	694,169
The New York Times Co. Class A	59,036	2,540,319
		86,085,219
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc.	179,120	29,406,130
TOTAL COMMUNICATION SERVICES		341,856,063
CONSUMER DISCRETIONARY - 4.8%
Automobile Components - 0.2%
Aptiv PLC (a)	99,012	7,029,852
BorgWarner, Inc.	85,294	2,795,084
Gentex Corp. (b)	85,680	2,938,824
Lear Corp.	21,191	2,667,311
Phinia, Inc.	17,060	665,340
QuantumScape Corp. Class A (a)(b)	123,672	670,302
		16,766,713
Automobiles - 0.6%
Ford Motor Co.	1,435,923	17,446,464
General Motors Co.	421,437	18,766,590
Harley-Davidson, Inc.	46,229	1,589,815
Lucid Group, Inc. Class A (a)(b)	272,403	694,628
Rivian Automotive, Inc. (a)(b)	247,255	2,200,570
Thor Industries, Inc.	18,730	1,862,137
		42,560,204
Broadline Retail - 0.2%
eBay, Inc.	178,061	9,177,264
Etsy, Inc. (a)	19,126	1,313,382
Kohl's Corp.	40,405	967,296
Macy's, Inc.	98,919	1,823,077
Nordstrom, Inc. (b)	41,726	793,211
Ollie's Bargain Outlet Holdings, Inc. (a)	15,300	1,119,042
		15,193,272
Distributors - 0.2%
Genuine Parts Co.	51,304	8,065,502
LKQ Corp.	97,419	4,201,681
		12,267,183
Diversified Consumer Services - 0.1%
ADT, Inc.	93,760	609,440
Bright Horizons Family Solutions, Inc. (a)	18,392	1,907,434
Grand Canyon Education, Inc. (a)	7,842	1,019,617
H&R Block, Inc.	18,470	872,338
Mister Car Wash, Inc. (a)(b)	27,531	184,182
Service Corp. International	33,376	2,393,393
		6,986,404
Hotels, Restaurants & Leisure - 1.3%
Aramark	95,115	2,997,074
Boyd Gaming Corp.	25,799	1,380,504
Caesars Entertainment, Inc. (a)	44,447	1,592,092
Carnival Corp. (a)	363,507	5,387,174
Cava Group, Inc. (b)	3,991	287,113
Darden Restaurants, Inc.	23,237	3,564,788
Doordash, Inc. (a)	24,610	3,181,089
Expedia Group, Inc. (a)	13,034	1,754,767
Hilton Worldwide Holdings, Inc.	49,399	9,745,435
Hyatt Hotels Corp. Class A	15,842	2,357,131
Las Vegas Sands Corp.	9,170	406,781
Marriott Vacations Worldwide Corp.	12,795	1,229,727
McDonald's Corp.	156,695	42,784,003
MGM Resorts International (a)	100,469	3,962,497
Norwegian Cruise Line Holdings Ltd. (a)	117,309	2,219,486
Penn Entertainment, Inc. (a)(b)	54,705	904,821
Planet Fitness, Inc. (a)	16,298	975,272
Royal Caribbean Cruises Ltd. (a)	59,840	8,355,459
Travel+Leisure Co.	14,087	613,348
Vail Resorts, Inc.	12,445	2,356,710
Wyndham Hotels & Resorts, Inc.	27,587	2,027,920
Wynn Resorts Ltd.	35,664	3,268,606
Yum! Brands, Inc.	12,513	1,767,461
		103,119,258
Household Durables - 0.9%
D.R. Horton, Inc.	110,748	15,780,483
Garmin Ltd.	56,198	8,118,925
Leggett & Platt, Inc.	48,439	875,293
Lennar Corp.:
Class A	88,463	13,412,760
Class B	4,913	689,736
Mohawk Industries, Inc. (a)	19,336	2,229,828
Newell Brands, Inc.	139,082	1,104,311
NVR, Inc. (a)	970	7,215,685
PulteGroup, Inc.	78,353	8,730,091
Tempur Sealy International, Inc.	48,618	2,433,817
Toll Brothers, Inc.	37,955	4,520,820
TopBuild Corp. (a)	10,830	4,382,576
Whirlpool Corp.	19,561	1,855,556
		71,349,881
Leisure Products - 0.1%
Brunswick Corp.	23,029	1,857,059
Hasbro, Inc.	47,776	2,928,669
Mattel, Inc. (a)	128,696	2,357,711
Polaris, Inc.	17,974	1,530,666
		8,674,105
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	21,707	1,584,177
AutoNation, Inc. (a)	10,383	1,673,220
AutoZone, Inc. (a)	1,042	3,080,569
Bath & Body Works, Inc.	82,676	3,755,144
Best Buy Co., Inc.	60,746	4,473,335
CarMax, Inc. (a)	54,528	3,706,268
Dick's Sporting Goods, Inc.	19,080	3,833,935
GameStop Corp. Class A (a)(b)	97,923	1,085,966
Gap, Inc.	71,054	1,458,028
Lithia Motors, Inc. Class A (sub. vtg.)	9,894	2,516,836
Lowe's Companies, Inc.	56,439	12,867,528
Murphy U.S.A., Inc.	376	155,596
O'Reilly Automotive, Inc. (a)	3,288	3,331,599
Penske Automotive Group, Inc.	7,152	1,093,612
Petco Health & Wellness Co., Inc. (a)(b)	28,599	42,899
RH (a)	4,752	1,173,982
Ross Stores, Inc.	8,103	1,049,744
Valvoline, Inc. (a)(b)	35,011	1,488,668
Victoria's Secret & Co. (a)	15,622	275,260
Wayfair LLC Class A (a)(b)	19,983	1,002,147
Williams-Sonoma, Inc.	20,299	5,821,347
		55,469,860
Textiles, Apparel & Luxury Goods - 0.5%
Birkenstock Holding PLC	6,607	295,795
Capri Holdings Ltd. (a)	41,324	1,466,176
Carter's, Inc. (b)	13,141	898,976
Columbia Sportswear Co.	12,734	1,014,008
NIKE, Inc. Class B	200,808	18,526,546
PVH Corp.	21,680	2,358,784
Ralph Lauren Corp.	14,371	2,351,670
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	45,237	2,987,904
Tapestry, Inc.	78,391	3,129,369
Under Armour, Inc.:
Class A (sub. vtg.) (a)	68,863	463,448
Class C (non-vtg.) (a)	73,950	482,154
VF Corp. (b)	127,817	1,592,600
		35,567,430
TOTAL CONSUMER DISCRETIONARY		367,954,310
CONSUMER STAPLES - 8.0%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	255	70,995
Brown-Forman Corp.:
Class A	4,272	209,627
Class B (non-vtg.)	13,099	626,787
Constellation Brands, Inc. Class A (sub. vtg.)	53,034	13,441,998
Keurig Dr. Pepper, Inc.	348,730	11,752,201
Molson Coors Beverage Co. Class B	63,922	3,660,174
PepsiCo, Inc.	155,813	27,409,065
The Coca-Cola Co.	718,489	44,381,066
		101,551,913
Consumer Staples Distribution & Retail - 1.8%
Albertsons Companies, Inc.	139,211	2,839,904
BJ's Wholesale Club Holdings, Inc. (a)	31,808	2,375,421
Casey's General Stores, Inc.	11,656	3,725,024
Dollar Tree, Inc. (a)	75,133	8,884,477
Grocery Outlet Holding Corp. (a)	34,701	901,185
Kroger Co.	238,715	13,220,037
Maplebear, Inc. (NASDAQ)	2,382	81,298
Performance Food Group Co. (a)	29,693	2,015,561
U.S. Foods Holding Corp. (a)	82,852	4,163,313
Walgreens Boots Alliance, Inc.	262,049	4,646,129
Walmart, Inc.	1,567,356	93,022,579
		135,874,928
Food Products - 1.7%
Archer Daniels Midland Co.	195,343	11,458,820
Bunge Global SA	52,916	5,384,732
Campbell Soup Co.	69,941	3,197,003
Conagra Brands, Inc.	173,980	5,355,104
Darling Ingredients, Inc. (a)	57,942	2,455,003
Flowers Foods, Inc.	68,701	1,713,403
Freshpet, Inc. (a)	11,474	1,217,047
General Mills, Inc.	207,821	14,643,068
Hormel Foods Corp.	105,858	3,764,310
Ingredion, Inc.	23,828	2,730,451
Kellanova	95,032	5,498,552
Lamb Weston Holdings, Inc.	2,998	249,853
McCormick & Co., Inc. (non-vtg.)	91,917	6,991,207
Mondelez International, Inc.	497,730	35,806,696
Pilgrim's Pride Corp. (a)	15,077	543,074
Post Holdings, Inc. (a)	18,573	1,971,524
Seaboard Corp.	78	258,189
The Hershey Co.	14,148	2,743,580
The J.M. Smucker Co.	37,551	4,312,732
The Kraft Heinz Co.	293,904	11,347,633
Tyson Foods, Inc. Class A	101,625	6,163,556
WK Kellogg Co.	23,669	552,434
		128,357,971
Household Products - 1.9%
Church & Dwight Co., Inc.	9,293	1,002,622
Colgate-Palmolive Co.	300,351	27,608,264
Kimberly-Clark Corp.	7,272	992,846
Procter & Gamble Co.	699,716	114,193,651
Reynolds Consumer Products, Inc.	19,884	569,279
Spectrum Brands Holdings, Inc.	11,041	903,927
		145,270,589
Personal Care Products - 0.2%
Coty, Inc. Class A (a)	137,657	1,574,796
Estee Lauder Companies, Inc. Class A	57,626	8,454,310
Kenvue, Inc.	419,595	7,896,778
Olaplex Holdings, Inc. (a)	47,182	65,583
		17,991,467
Tobacco - 1.1%
Altria Group, Inc.	653,738	28,640,262
Philip Morris International, Inc.	568,027	53,928,483
		82,568,745
TOTAL CONSUMER STAPLES		611,615,613
ENERGY - 8.3%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	365,352	11,917,782
Halliburton Co.	262,604	9,839,772
NOV, Inc.	143,431	2,652,039
Schlumberger Ltd.	521,430	24,757,496
TechnipFMC PLC	158,287	4,055,313
		53,222,402
Oil, Gas & Consumable Fuels - 7.6%
Antero Midstream GP LP	82,553	1,142,534
Antero Resources Corp. (a)	103,391	3,516,328
APA Corp.	35,143	1,104,896
Chesapeake Energy Corp.	45,252	4,067,250
Chevron Corp.	629,812	101,569,781
ConocoPhillips Co.	438,536	55,088,892
Coterra Energy, Inc.	273,042	7,470,429
Devon Energy Corp.	234,472	12,000,277
Diamondback Energy, Inc.	65,252	13,124,135
DT Midstream, Inc.	35,475	2,206,545
EOG Resources, Inc.	215,088	28,419,577
EQT Corp.	131,838	5,285,385
Exxon Mobil Corp.	1,463,917	173,137,464
Hess Corp.	44,938	7,077,286
HF Sinclair Corp.	58,460	3,171,455
Kinder Morgan, Inc.	717,571	13,117,198
Marathon Oil Corp.	213,579	5,734,596
Marathon Petroleum Corp.	134,591	24,457,877
Occidental Petroleum Corp.	251,428	16,629,448
ONEOK, Inc.	201,132	15,913,564
Ovintiv, Inc.	52,282	2,683,112
Phillips 66 Co.	160,938	23,047,931
Pioneer Natural Resources Co.	85,169	22,937,715
Range Resources Corp.	85,590	3,073,537
Southwestern Energy Co. (a)	401,072	3,004,029
The Williams Companies, Inc.	445,573	17,092,180
Valero Energy Corp.	124,208	19,857,133
		585,930,554
TOTAL ENERGY		639,152,956
FINANCIALS - 22.5%
Banks - 7.4%
Bank of America Corp.	2,522,277	93,349,472
Bank OZK (b)	38,938	1,738,582
BOK Financial Corp.	10,106	896,705
Citigroup, Inc.	699,965	42,928,853
Citizens Financial Group, Inc.	170,118	5,802,725
Columbia Banking Systems, Inc.	76,007	1,429,692
Comerica, Inc.	48,105	2,413,428
Commerce Bancshares, Inc.	43,870	2,398,812
Cullen/Frost Bankers, Inc.	21,640	2,257,918
East West Bancorp, Inc.	51,346	3,824,764
Fifth Third Bancorp	248,283	9,052,398
First Citizens Bancshares, Inc.	3,536	5,964,383
First Hawaiian, Inc.	46,506	980,812
First Horizon National Corp.	203,245	3,032,415
FNB Corp., Pennsylvania	130,720	1,743,805
Huntington Bancshares, Inc.	526,068	7,086,136
JPMorgan Chase & Co.	1,056,583	202,589,224
KeyCorp	340,707	4,936,844
M&T Bank Corp.	60,502	8,735,884
New York Community Bancorp, Inc.	260,417	690,105
Nu Holdings Ltd. (a)	269,343	2,925,065
Pinnacle Financial Partners, Inc.	27,504	2,109,557
PNC Financial Services Group, Inc.	145,742	22,336,419
Popular, Inc.	25,726	2,186,453
Prosperity Bancshares, Inc.	31,845	1,973,435
Regions Financial Corp.	337,991	6,513,087
Synovus Financial Corp.	52,865	1,892,038
TFS Financial Corp.	18,104	217,429
Truist Financial Corp.	485,341	18,224,555
U.S. Bancorp	570,041	23,160,766
Webster Financial Corp.	62,501	2,739,419
Wells Fargo & Co.	1,318,124	78,191,116
Western Alliance Bancorp.	39,522	2,246,035
Wintrust Financial Corp.	22,238	2,149,080
Zions Bancorporation NA	53,190	2,169,088
		570,886,499
Capital Markets - 5.4%
Affiliated Managers Group, Inc.	12,205	1,905,201
Bank of New York Mellon Corp.	278,177	15,714,219
BlackRock, Inc. Class A	54,406	41,056,944
Blue Owl Capital, Inc. Class A	141,735	2,677,374
Carlyle Group LP	77,132	3,455,514
Cboe Global Markets, Inc.	38,466	6,968,116
Charles Schwab Corp.	542,469	40,115,583
CME Group, Inc.	131,405	27,547,744
Coinbase Global, Inc. (a)	62,652	12,776,622
Evercore, Inc. Class A	12,858	2,333,727
Franklin Resources, Inc.	109,526	2,501,574
Goldman Sachs Group, Inc.	115,452	49,264,523
Houlihan Lokey	17,128	2,183,649
Interactive Brokers Group, Inc.	37,892	4,362,127
Intercontinental Exchange, Inc.	207,167	26,674,823
Invesco Ltd.	132,795	1,881,705
Janus Henderson Group PLC	48,937	1,527,813
Jefferies Financial Group, Inc.	66,228	2,851,778
KKR & Co. LP	183,014	17,033,113
Lazard, Inc. Class A	40,011	1,540,424
Moody's Corp.	5,110	1,892,386
Morgan Stanley	428,115	38,889,967
MSCI, Inc.	14,047	6,542,952
NASDAQ, Inc.	134,807	8,068,199
Northern Trust Corp.	73,986	6,095,707
Raymond James Financial, Inc.	69,206	8,443,132
Robinhood Markets, Inc. (a)(b)	231,316	3,814,401
S&P Global, Inc.	106,330	44,215,204
SEI Investments Co.	36,718	2,421,552
State Street Corp.	110,281	7,994,270
Stifel Financial Corp.	35,742	2,856,501
T. Rowe Price Group, Inc.	80,682	8,840,327
TPG, Inc.	18,599	801,617
Tradeweb Markets, Inc. Class A	27,404	2,787,261
Virtu Financial, Inc. Class A	30,976	672,179
XP, Inc. Class A	108,277	2,216,430
		410,924,658
Consumer Finance - 1.1%
Ally Financial, Inc.	98,934	3,794,119
American Express Co.	142,681	33,391,634
Capital One Financial Corp.	138,697	19,893,311
Credit Acceptance Corp. (a)	2,291	1,176,933
Discover Financial Services	91,260	11,565,380
OneMain Holdings, Inc.	41,011	2,137,083
SLM Corp.	48,555	1,028,880
SoFi Technologies, Inc. (a)(b)	347,560	2,356,457
Synchrony Financial	148,159	6,516,033
		81,859,830
Financial Services - 4.5%
Affirm Holdings, Inc. (a)(b)	82,318	2,624,298
Berkshire Hathaway, Inc. Class B (a)	670,264	265,913,830
Block, Inc. Class A (a)	126,708	9,249,684
Corebridge Financial, Inc. (b)	82,797	2,199,088
Corpay, Inc. (a)	1,793	541,737
Euronet Worldwide, Inc. (a)	8,009	822,364
Fidelity National Information Services, Inc.	216,580	14,710,114
Fiserv, Inc. (a)	158,857	24,252,698
Global Payments, Inc.	94,331	11,581,017
Jack Henry & Associates, Inc.	18,165	2,955,264
MGIC Investment Corp.	100,687	2,041,932
NCR Atleos Corp.	23,513	468,614
PayPal Holdings, Inc. (a)	37,091	2,519,221
Rocket Companies, Inc. (a)(b)	27,557	338,400
The Western Union Co.	113,561	1,526,260
UWM Holdings Corp. Class A (b)	21,862	137,731
Voya Financial, Inc.	35,375	2,411,160
WEX, Inc. (a)	8,473	1,790,006
		346,083,418
Insurance - 4.0%
AFLAC, Inc.	212,362	17,764,081
Allstate Corp.	95,954	16,317,937
American Financial Group, Inc.	26,165	3,342,579
American International Group, Inc.	256,856	19,343,825
Aon PLC	72,531	20,454,467
Arch Capital Group Ltd. (a)	112,383	10,512,306
Arthur J. Gallagher & Co.	74,021	17,371,988
Assurant, Inc.	19,336	3,372,198
Assured Guaranty Ltd.	20,056	1,538,295
Axis Capital Holdings Ltd.	28,418	1,742,876
Brighthouse Financial, Inc. (a)	20,875	1,007,219
Brown & Brown, Inc.	52,896	4,313,140
Chubb Ltd.	148,611	36,950,639
Cincinnati Financial Corp.	56,150	6,495,994
CNA Financial Corp.	9,537	419,056
Everest Re Group Ltd.	13,553	4,965,955
Fidelity National Financial, Inc.	94,865	4,695,818
First American Financial Corp.	36,637	1,962,644
Globe Life, Inc.	31,638	2,409,866
Hanover Insurance Group, Inc.	12,976	1,684,544
Hartford Financial Services Group, Inc.	107,995	10,463,636
Kemper Corp.	22,006	1,283,170
Lincoln National Corp.	56,038	1,528,156
Loews Corp.	66,940	5,030,541
Markel Group, Inc. (a)	4,806	7,009,070
Marsh & McLennan Companies, Inc.	36,050	7,189,452
MetLife, Inc.	228,112	16,214,201
Old Republic International Corp.	94,050	2,808,333
Primerica, Inc.	4,466	946,167
Principal Financial Group, Inc.	86,762	6,866,345
Progressive Corp.	53,690	11,180,943
Prudential Financial, Inc.	132,828	14,674,837
Reinsurance Group of America, Inc.	24,311	4,545,914
RenaissanceRe Holdings Ltd.	13,894	3,046,260
RLI Corp.	11,453	1,618,882
The Travelers Companies, Inc.	83,407	17,695,629
Unum Group	70,329	3,565,680
W.R. Berkley Corp.	73,114	5,627,585
White Mountains Insurance Group Ltd.	906	1,610,995
Willis Towers Watson PLC	33,100	8,312,734
		307,883,957
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	253,106	2,315,920
Annaly Capital Management, Inc.	182,797	3,425,616
Rithm Capital Corp.	176,134	1,958,610
Starwood Property Trust, Inc. (b)	107,726	2,043,562
		9,743,708
TOTAL FINANCIALS		1,727,382,070
HEALTH CARE - 14.0%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	9,032	1,300,156
Amgen, Inc.	62,568	17,139,878
Biogen, Inc. (a)	52,706	11,322,303
BioMarin Pharmaceutical, Inc. (a)	60,361	4,874,754
Exact Sciences Corp. (a)	42,636	2,530,447
Exelixis, Inc. (a)	29,414	690,052
Gilead Sciences, Inc.	457,474	29,827,305
Incyte Corp. (a)	17,659	919,151
Ionis Pharmaceuticals, Inc. (a)	7,227	298,186
Moderna, Inc. (a)	121,621	13,416,013
Regeneron Pharmaceuticals, Inc. (a)	34,965	31,141,927
Repligen Corp. (a)	11,327	1,859,893
Roivant Sciences Ltd. (a)	7,351	80,126
United Therapeutics Corp. (a)	16,506	3,867,851
Vertex Pharmaceuticals, Inc. (a)	8,014	3,147,979
		122,416,021
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	593,695	62,913,859
Baxter International, Inc.	184,913	7,464,938
Becton, Dickinson & Co.	105,990	24,865,254
Boston Scientific Corp. (a)	535,328	38,474,023
Dentsply Sirona, Inc.	77,287	2,319,383
Enovis Corp. (a)	19,170	1,058,759
Envista Holdings Corp. (a)	59,858	1,178,005
GE Healthcare Technologies, Inc.	140,953	10,746,257
Globus Medical, Inc. (a)	31,020	1,544,486
Hologic, Inc. (a)	84,599	6,410,066
ICU Medical, Inc. (a)(b)	7,414	725,979
Integra LifeSciences Holdings Corp. (a)	24,975	728,521
Medtronic PLC	486,158	39,009,318
QuidelOrtho Corp. (a)	19,535	792,144
Solventum Corp.	50,306	3,270,393
STERIS PLC	36,278	7,421,028
Stryker Corp.	96,995	32,638,818
Tandem Diabetes Care, Inc. (a)	20,375	747,559
Teleflex, Inc.	17,179	3,586,116
The Cooper Companies, Inc.	71,078	6,330,207
Zimmer Biomet Holdings, Inc.	76,816	9,239,428
		261,464,541
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc. (a)	32,791	2,424,567
agilon health, Inc. (a)(b)	10,989	60,440
Amedisys, Inc. (a)	11,713	1,078,182
Cardinal Health, Inc.	44,031	4,536,954
Centene Corp. (a)	195,269	14,266,353
Chemed Corp.	1,529	868,472
Cigna Group	97,482	34,804,973
CVS Health Corp.	468,677	31,734,120
Elevance Health, Inc.	75,228	39,764,016
Encompass Health Corp.	33,645	2,805,320
HCA Holdings, Inc.	57,717	17,881,881
Henry Schein, Inc. (a)	47,658	3,301,746
Humana, Inc.	25,313	7,646,804
Laboratory Corp. of America Holdings	31,010	6,244,484
McKesson Corp.	30,157	16,200,642
Molina Healthcare, Inc. (a)	9,635	3,296,134
Premier, Inc.	43,357	905,294
Quest Diagnostics, Inc.	40,960	5,659,853
R1 RCM, Inc. (a)	55,896	686,962
Tenet Healthcare Corp. (a)	36,905	4,144,062
UnitedHealth Group, Inc.	54,098	26,167,203
Universal Health Services, Inc. Class B	21,527	3,668,847
		228,147,309
Health Care Technology - 0.0%
Certara, Inc. (a)	27,782	475,350
Doximity, Inc. (a)	23,332	566,734
Teladoc Health, Inc. (a)	60,275	768,506
		1,810,590
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	19,990	2,739,430
Avantor, Inc. (a)	246,753	5,978,825
Azenta, Inc. (a)	20,081	1,053,449
Bio-Rad Laboratories, Inc. Class A (a)	7,522	2,029,060
Bio-Techne Corp.	3,205	202,588
Charles River Laboratories International, Inc. (a)	18,558	4,249,782
Danaher Corp.	240,903	59,411,498
Fortrea Holdings, Inc.	32,361	1,184,089
ICON PLC (a)	25,366	7,556,024
Illumina, Inc. (a)	40,603	4,996,199
IQVIA Holdings, Inc. (a)	4,858	1,125,939
Maravai LifeSciences Holdings, Inc. (a)	17,207	141,097
QIAGEN NV	80,820	3,421,111
Revvity, Inc.	45,348	4,646,810
Sotera Health Co. (a)	13,443	150,562
Thermo Fisher Scientific, Inc.	54,223	30,837,705
		129,724,168
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	745,236	32,745,670
Catalent, Inc. (a)	65,762	3,672,808
Elanco Animal Health, Inc. (a)	179,171	2,357,890
Jazz Pharmaceuticals PLC (a)	10,758	1,191,449
Johnson & Johnson	882,133	127,547,610
Merck & Co., Inc.	758,660	98,034,045
Organon & Co.	93,397	1,738,118
Perrigo Co. PLC	49,323	1,610,889
Pfizer, Inc.	2,068,173	52,986,592
Royalty Pharma PLC	135,794	3,761,494
Viatris, Inc.	437,514	5,062,037
		330,708,602
TOTAL HEALTH CARE		1,074,271,231
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.5%
BWX Technologies, Inc.	27,674	2,650,339
Curtiss-Wright Corp.	13,945	3,533,942
General Dynamics Corp.	89,573	25,715,513
General Electric Co.	396,816	64,212,765
HEICO Corp.	1,621	336,195
HEICO Corp. Class A	2,944	488,262
Hexcel Corp.	30,811	1,978,374
Howmet Aerospace, Inc.	138,723	9,259,760
Huntington Ingalls Industries, Inc.	14,330	3,968,407
L3Harris Technologies, Inc.	69,202	14,812,688
Mercury Systems, Inc. (a)	19,661	554,440
Northrop Grumman Corp.	48,810	23,674,314
RTX Corp.	526,361	53,436,169
Spirit AeroSystems Holdings, Inc. Class A (a)	37,768	1,208,576
Textron, Inc.	71,570	6,054,106
The Boeing Co. (a)	178,843	30,017,009
TransDigm Group, Inc.	16,108	20,103,267
Woodward, Inc.	21,876	3,551,787
		265,555,913
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	9,289	659,519
Expeditors International of Washington, Inc.	45,792	5,097,108
FedEx Corp.	84,865	22,215,960
GXO Logistics, Inc. (a)	42,781	2,124,504
United Parcel Service, Inc. Class B	191,638	28,262,772
		58,359,863
Building Products - 1.3%
A.O. Smith Corp.	39,519	3,273,754
Allegion PLC	2,402	291,987
Armstrong World Industries, Inc.	11,347	1,303,543
Builders FirstSource, Inc. (a)	44,365	8,110,809
Carlisle Companies, Inc.	17,697	6,870,860
Carrier Global Corp.	304,805	18,742,459
Fortune Brands Innovations, Inc.	46,220	3,378,682
Hayward Holdings, Inc. (a)	48,538	659,146
Johnson Controls International PLC	248,850	16,192,670
Lennox International, Inc.	11,688	5,416,453
Masco Corp.	82,227	5,628,438
Owens Corning	32,383	5,447,144
The AZEK Co., Inc. (a)	52,501	2,396,146
Trane Technologies PLC	58,732	18,638,013
		96,350,104
Commercial Services & Supplies - 0.5%
Cintas Corp.	3,487	2,295,632
Clean Harbors, Inc. (a)	18,502	3,505,204
Driven Brands Holdings, Inc. (a)	22,249	318,828
MSA Safety, Inc.	11,195	2,019,578
RB Global, Inc.	15,608	1,117,221
Republic Services, Inc.	75,562	14,485,235
Stericycle, Inc. (a)	33,665	1,505,835
Tetra Tech, Inc.	15,869	3,090,012
Veralto Corp.	80,301	7,522,598
Vestis Corp.	42,811	788,579
Waste Management, Inc.	15,033	3,127,165
		39,775,887
Construction & Engineering - 0.3%
AECOM	49,640	4,584,750
EMCOR Group, Inc.	11,093	3,962,087
MasTec, Inc. (a)	22,727	2,015,658
MDU Resources Group, Inc.	73,875	1,824,713
Quanta Services, Inc.	38,751	10,019,459
Valmont Industries, Inc.	7,084	1,450,803
Willscot Mobile Mini Holdings (a)	50,945	1,882,927
		25,740,397
Electrical Equipment - 1.7%
Acuity Brands, Inc.	11,276	2,799,831
AMETEK, Inc.	84,137	14,695,368
Eaton Corp. PLC	145,752	46,387,032
Emerson Electric Co.	208,863	22,511,254
GE Vernova LLC	99,203	15,248,493
Generac Holdings, Inc. (a)	21,889	2,976,028
Hubbell, Inc. Class B	10,658	3,949,002
nVent Electric PLC	60,144	4,334,578
Plug Power, Inc. (a)(b)	193,088	446,033
Regal Rexnord Corp.	24,183	3,902,411
Sensata Technologies, Inc. PLC	55,146	2,112,643
Sunrun, Inc. (a)(b)	78,013	802,754
Vertiv Holdings Co.	116,352	10,820,736
		130,986,163
Ground Transportation - 1.2%
Avis Budget Group, Inc.	4,470	426,662
CSX Corp.	641,996	21,327,107
Hertz Global Holdings, Inc. (a)(b)	47,971	218,268
J.B. Hunt Transport Services, Inc.	24,172	3,929,642
Knight-Swift Transportation Holdings, Inc. Class A	57,103	2,639,872
Landstar System, Inc.	2,661	464,105
Norfolk Southern Corp.	83,145	19,149,956
Old Dominion Freight Lines, Inc.	4,984	905,643
Ryder System, Inc.	15,992	1,948,625
Saia, Inc. (a)	8,642	3,429,405
Schneider National, Inc. Class B	19,739	408,203
U-Haul Holding Co. (a)(b)	1,832	115,837
U-Haul Holding Co. (non-vtg.)	22,489	1,379,025
Union Pacific Corp.	127,618	30,265,885
XPO, Inc. (a)	41,647	4,475,387
		91,083,622
Industrial Conglomerates - 0.8%
3M Co.	201,228	19,420,514
Honeywell International, Inc.	212,257	40,908,292
		60,328,806
Machinery - 2.7%
AGCO Corp.	22,879	2,612,553
Allison Transmission Holdings, Inc.	29,471	2,167,592
Caterpillar, Inc.	46,688	15,620,404
CNH Industrial NV	357,431	4,074,713
Crane Co.	17,540	2,455,775
Cummins, Inc.	49,829	14,076,194
Deere & Co.	6,130	2,399,343
Donaldson Co., Inc.	25,898	1,869,836
Dover Corp.	51,022	9,148,245
ESAB Corp.	20,627	2,183,987
Flowserve Corp.	47,820	2,255,191
Fortive Corp.	129,362	9,737,078
Gates Industrial Corp. PLC (a)	60,271	1,061,975
Graco, Inc.	36,112	2,896,182
IDEX Corp.	25,411	5,602,109
Illinois Tool Works, Inc.	20,268	4,947,621
Ingersoll Rand, Inc.	148,051	13,816,119
ITT, Inc.	30,212	3,907,620
Lincoln Electric Holdings, Inc.	1,322	290,219
Middleby Corp. (a)	19,446	2,702,411
Nordson Corp.	20,914	5,399,786
Oshkosh Corp.	23,833	2,675,731
Otis Worldwide Corp.	142,314	12,979,037
PACCAR, Inc.	187,578	19,903,902
Parker Hannifin Corp.	46,754	25,476,722
Pentair PLC	59,993	4,744,846
RBC Bearings, Inc. (a)	10,336	2,527,669
Snap-On, Inc.	19,033	5,100,083
Stanley Black & Decker, Inc.	55,993	5,117,760
Timken Co.	22,351	1,994,156
Westinghouse Air Brake Tech Co.	65,218	10,505,315
Xylem, Inc.	76,422	9,988,355
		210,238,529
Marine Transportation - 0.0%
Kirby Corp. (a)	21,547	2,351,424
Passenger Airlines - 0.3%
Alaska Air Group, Inc. (a)	45,340	1,950,527
American Airlines Group, Inc. (a)	149,382	2,018,151
Delta Air Lines, Inc.	222,772	11,154,194
Southwest Airlines Co.	217,427	5,640,056
United Airlines Holdings, Inc. (a)	119,470	6,147,926
		26,910,854
Professional Services - 0.7%
Automatic Data Processing, Inc.	21,493	5,198,942
Broadridge Financial Solutions, Inc.	7,030	1,359,672
CACI International, Inc. Class A (a)	8,064	3,243,583
Clarivate PLC (a)(b)	169,111	1,143,190
Concentrix Corp.	16,051	877,508
Dayforce, Inc. (a)	49,939	3,064,756
Dun & Bradstreet Holdings, Inc.	99,586	906,233
Equifax, Inc.	13,728	3,022,768
FTI Consulting, Inc. (a)	9,916	2,120,338
Genpact Ltd.	48,593	1,493,749
Jacobs Solutions, Inc.	46,014	6,604,389
KBR, Inc.	31,121	2,020,998
Leidos Holdings, Inc.	49,920	6,999,782
ManpowerGroup, Inc.	17,699	1,335,390
Paycor HCM, Inc. (a)	12,876	223,656
Robert Half, Inc.	37,759	2,610,657
Science Applications International Corp.	18,945	2,438,222
SS&C Technologies Holdings, Inc.	79,468	4,918,275
TransUnion	70,623	5,155,479
		54,737,587
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	37,822	1,900,177
Core & Main, Inc. (a)	63,450	3,583,022
Fastenal Co.	52,430	3,562,094
Ferguson PLC	70,672	14,834,053
MSC Industrial Direct Co., Inc. Class A	16,905	1,542,412
SiteOne Landscape Supply, Inc. (a)	11,017	1,728,457
United Rentals, Inc.	19,676	13,143,371
Watsco, Inc.	9,238	4,136,037
WESCO International, Inc.	16,176	2,470,884
		46,900,507
TOTAL INDUSTRIALS		1,109,319,656
INFORMATION TECHNOLOGY - 9.0%
Communications Equipment - 1.1%
Ciena Corp. (a)	52,660	2,434,472
Cisco Systems, Inc.	1,484,252	69,730,159
F5, Inc. (a)	21,618	3,573,672
Juniper Networks, Inc.	116,393	4,052,804
Lumentum Holdings, Inc. (a)	24,433	1,069,188
Motorola Solutions, Inc.	4,838	1,640,808
Ubiquiti, Inc.	219	23,560
ViaSat, Inc. (a)(b)	42,588	677,575
		83,202,238
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp. Class A	106,022	12,804,277
Arrow Electronics, Inc. (a)	19,705	2,515,737
Avnet, Inc.	33,221	1,623,510
CDW Corp.	2,878	696,073
Cognex Corp.	63,157	2,623,542
Coherent Corp. (a)	47,478	2,593,723
Corning, Inc.	278,236	9,287,518
Crane NXT Co.	17,587	1,069,465
IPG Photonics Corp. (a)	10,963	920,673
Jabil, Inc.	16,963	1,990,778
Keysight Technologies, Inc. (a)	47,453	7,020,197
Littelfuse, Inc.	8,846	2,040,241
TD SYNNEX Corp.	24,765	2,918,308
Teledyne Technologies, Inc. (a)	17,042	6,501,182
Trimble, Inc. (a)	90,113	5,413,088
Vontier Corp.	37,666	1,530,370
Zebra Technologies Corp. Class A (a)	15,349	4,828,181
		66,376,863
IT Services - 1.2%
Akamai Technologies, Inc. (a)	54,623	5,513,099
Amdocs Ltd.	42,084	3,534,635
Cognizant Technology Solutions Corp. Class A	183,630	12,060,818
DXC Technology Co. (a)	70,634	1,376,657
GoDaddy, Inc. (a)	20,290	2,483,090
IBM Corp.	332,579	55,274,630
Kyndryl Holdings, Inc. (a)	83,026	1,632,291
Okta, Inc. (a)	52,329	4,865,550
Twilio, Inc. Class A (a)	51,690	3,095,197
VeriSign, Inc. (a)	30,750	5,211,510
		95,047,477
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	252,867	40,049,075
Analog Devices, Inc.	182,273	36,565,787
Applied Materials, Inc.	47,403	9,416,606
Cirrus Logic, Inc. (a)	19,685	1,743,500
Entegris, Inc.	51,769	6,881,135
First Solar, Inc. (a)	38,923	6,862,125
GlobalFoundries, Inc. (a)	28,679	1,401,830
Intel Corp.	1,544,540	47,062,134
Lam Research Corp.	2,553	2,283,429
Marvell Technology, Inc.	312,663	20,607,618
Microchip Technology, Inc.	55,776	5,130,276
Micron Technology, Inc.	400,006	45,184,678
MKS Instruments, Inc.	24,266	2,887,169
ON Semiconductor Corp. (a)	157,737	11,066,828
Qorvo, Inc. (a)	35,796	4,182,405
Qualcomm, Inc.	52,267	8,668,482
Skyworks Solutions, Inc.	58,151	6,198,315
Teradyne, Inc.	9,412	1,094,804
Texas Instruments, Inc.	196,697	34,701,285
Universal Display Corp.	9,360	1,478,693
Wolfspeed, Inc. (a)(b)	45,337	1,225,459
		294,691,633
Software - 1.6%
ANSYS, Inc. (a)	5,555	1,804,708
AppLovin Corp. (a)	54,571	3,851,075
Aspen Technology, Inc. (a)	10,041	1,976,772
Bentley Systems, Inc. Class B (b)	5,210	273,681
Bill Holdings, Inc. (a)	37,506	2,338,874
CCC Intelligent Solutions Holdings, Inc. Class A (a)	123,819	1,389,249
Dolby Laboratories, Inc. Class A	21,356	1,658,507
Dropbox, Inc. Class A (a)	10,336	239,382
Gen Digital, Inc.	170,976	3,443,457
Guidewire Software, Inc. (a)	29,821	3,292,238
HashiCorp, Inc. (a)	11,212	363,942
Informatica, Inc. (a)(b)	14,575	451,388
nCino, Inc. (a)	23,496	685,143
NCR Voyix Corp. (a)	47,213	578,359
Nutanix, Inc. Class A (a)	67,257	4,082,500
Oracle Corp.	332,609	37,834,274
PTC, Inc. (a)	19,985	3,546,138
Roper Technologies, Inc.	38,677	19,781,738
Salesforce, Inc.	84,267	22,662,767
SentinelOne, Inc. (a)	75,985	1,605,563
Tyler Technologies, Inc. (a)	3,714	1,714,197
UiPath, Inc. Class A (a)	32,411	614,837
Unity Software, Inc. (a)(b)	64,517	1,565,828
Zoom Video Communications, Inc. Class A (a)	94,301	5,761,791
		121,516,408
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	474,615	8,068,455
HP, Inc.	251,602	7,067,500
NetApp, Inc.	45,354	4,635,632
Pure Storage, Inc. Class A (a)	22,994	1,158,898
Western Digital Corp. (a)	118,607	8,400,934
		29,331,419
TOTAL INFORMATION TECHNOLOGY		690,166,038
MATERIALS - 4.8%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	81,165	19,182,536
Albemarle Corp. (b)	42,823	5,152,035
Ashland, Inc.	18,249	1,739,677
Axalta Coating Systems Ltd. (a)	72,237	2,271,131
Celanese Corp. Class A	36,141	5,551,619
CF Industries Holdings, Inc.	70,397	5,559,251
Corteva, Inc.	258,103	13,971,115
Dow, Inc.	258,935	14,733,402
DuPont de Nemours, Inc.	157,370	11,409,325
Eastman Chemical Co.	43,357	4,094,635
Ecolab, Inc.	20,181	4,563,933
Element Solutions, Inc.	81,599	1,887,385
FMC Corp.	38,860	2,293,129
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	522,823	465,888
Huntsman Corp.	60,585	1,445,558
International Flavors & Fragrances, Inc.	93,398	7,906,141
Linde PLC	160,733	70,876,824
LyondellBasell Industries NV Class A	94,638	9,460,961
NewMarket Corp.	2,277	1,199,797
Olin Corp.	43,896	2,294,883
PPG Industries, Inc.	64,314	8,296,506
RPM International, Inc.	37,621	4,022,061
Sherwin-Williams Co.	14,536	4,355,131
The Chemours Co. LLC	54,347	1,453,782
The Mosaic Co.	119,104	3,738,675
Westlake Corp.	11,831	1,743,416
		209,668,796
Construction Materials - 0.3%
Eagle Materials, Inc.	4,264	1,069,027
Martin Marietta Materials, Inc.	22,581	13,256,628
Vulcan Materials Co.	37,799	9,738,156
		24,063,811
Containers & Packaging - 0.6%
Amcor PLC	526,874	4,710,254
Aptargroup, Inc.	23,916	3,452,992
Ardagh Metal Packaging SA	3,429	13,545
Avery Dennison Corp.	19,813	4,304,969
Ball Corp.	112,680	7,839,148
Berry Global Group, Inc.	42,398	2,401,423
Crown Holdings, Inc.	38,789	3,183,413
Graphic Packaging Holding Co.	51,763	1,338,074
International Paper Co.	126,651	4,425,186
Packaging Corp. of America	32,356	5,596,941
Sealed Air Corp.	23,540	741,039
Silgan Holdings, Inc.	29,500	1,376,470
Sonoco Products Co.	35,741	2,003,283
WestRock Co.	92,892	4,455,100
		45,841,837
Metals & Mining - 1.1%
Alcoa Corp.	65,001	2,284,135
Cleveland-Cliffs, Inc. (a)	182,138	3,078,132
Freeport-McMoRan, Inc.	522,763	26,106,784
MP Materials Corp. (a)(b)	38,027	608,432
Newmont Corp.	422,109	17,154,510
Nucor Corp.	89,871	15,145,960
Reliance, Inc.	20,886	5,946,662
Royal Gold, Inc.	23,975	2,880,117
SSR Mining, Inc.	73,918	396,200
Steel Dynamics, Inc.	55,734	7,252,108
United States Steel Corp.	80,976	2,955,624
		83,808,664
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	23,492	1,719,379
TOTAL MATERIALS		365,102,487
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.1%
Agree Realty Corp.	36,239	2,073,596
Alexandria Real Estate Equities, Inc.	63,446	7,351,488
American Homes 4 Rent Class A	121,761	4,359,044
Americold Realty Trust	103,644	2,277,059
Apartment Income (REIT) Corp.	53,623	2,058,051
AvalonBay Communities, Inc.	51,844	9,828,067
Boston Properties, Inc.	57,355	3,549,701
Brixmor Property Group, Inc.	109,442	2,418,668
Camden Property Trust (SBI)	37,941	3,781,959
Cousins Properties, Inc.	55,330	1,269,270
Crown Castle, Inc.	141,532	13,272,871
CubeSmart	81,784	3,307,345
Digital Realty Trust, Inc.	110,503	15,335,606
EastGroup Properties, Inc.	16,727	2,598,707
EPR Properties	27,137	1,101,491
Equinix, Inc.	17,013	12,098,114
Equity Lifestyle Properties, Inc.	43,722	2,635,999
Equity Residential (SBI)	136,447	8,787,187
Essex Property Trust, Inc.	23,349	5,749,691
Extra Space Storage, Inc.	76,501	10,272,554
Federal Realty Investment Trust (SBI)	29,561	3,079,369
First Industrial Realty Trust, Inc.	48,256	2,191,788
Gaming & Leisure Properties	93,545	3,997,178
Healthcare Realty Trust, Inc.	138,889	1,976,390
Healthpeak Properties, Inc.	258,279	4,806,572
Highwoods Properties, Inc. (SBI)	38,040	996,648
Host Hotels & Resorts, Inc.	255,633	4,823,795
Invitation Homes, Inc.	223,558	7,645,684
Iron Mountain, Inc.	53,490	4,146,545
Kilroy Realty Corp.	42,648	1,441,502
Kimco Realty Corp.	239,936	4,470,008
Lamar Advertising Co. Class A	7,275	842,809
Medical Properties Trust, Inc. (b)	217,029	998,333
Mid-America Apartment Communities, Inc.	42,465	5,520,450
National Storage Affiliates Trust	27,458	962,128
Net Lease Office Properties	5,211	119,123
NNN (REIT), Inc.	66,332	2,688,436
Omega Healthcare Investors, Inc.	89,480	2,721,087
Park Hotels & Resorts, Inc.	75,992	1,225,751
Prologis, Inc.	337,669	34,459,121
Public Storage	24,020	6,231,989
Rayonier, Inc.	53,666	1,591,734
Realty Income Corp.	304,288	16,291,580
Regency Centers Corp.	66,071	3,912,725
Rexford Industrial Realty, Inc.	76,960	3,294,658
SBA Communications Corp. Class A	35,314	6,572,642
Simon Property Group, Inc.	92,832	13,045,681
STAG Industrial, Inc.	66,452	2,285,284
Sun Communities, Inc.	35,147	3,912,564
UDR, Inc.	113,269	4,313,284
Ventas, Inc.	146,142	6,471,168
VICI Properties, Inc.	378,323	10,801,122
Vornado Realty Trust	64,622	1,682,111
Welltower, Inc.	202,745	19,317,544
Weyerhaeuser Co.	267,908	8,082,784
WP Carey, Inc.	79,261	4,346,673
		315,392,728
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	111,117	9,654,956
CoStar Group, Inc. (a)	84,294	7,715,430
Howard Hughes Holdings, Inc.	12,318	802,641
Jones Lang LaSalle, Inc. (a)	17,326	3,130,808
Zillow Group, Inc.:
Class A (a)	19,760	829,920
Class C (a)	56,414	2,401,544
		24,535,299
TOTAL REAL ESTATE		339,928,027
UTILITIES - 4.9%
Electric Utilities - 3.2%
Alliant Energy Corp.	93,277	4,645,195
American Electric Power Co., Inc.	192,674	16,575,744
Avangrid, Inc.	25,980	949,049
Constellation Energy Corp.	117,690	21,883,279
Duke Energy Corp.	282,120	27,721,111
Edison International	138,272	9,825,608
Entergy Corp.	77,424	8,258,818
Evergy, Inc.	81,437	4,271,371
Eversource Energy	127,517	7,730,081
Exelon Corp.	363,733	13,669,086
FirstEnergy Corp.	199,209	7,637,673
Hawaiian Electric Industries, Inc. (b)	40,119	395,172
IDACORP, Inc.	18,459	1,749,544
NextEra Energy, Inc.	751,320	50,315,900
NRG Energy, Inc.	82,026	5,960,829
OGE Energy Corp.	73,092	2,532,638
PG&E Corp.	745,288	12,751,878
Pinnacle West Capital Corp.	41,402	3,049,257
PPL Corp.	269,992	7,413,980
Southern Co.	398,826	29,313,711
Xcel Energy, Inc.	201,579	10,830,840
		247,480,764
Gas Utilities - 0.1%
Atmos Energy Corp.	55,095	6,495,701
National Fuel Gas Co.	32,476	1,724,476
UGI Corp.	76,390	1,952,528
		10,172,705
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	48,714	1,132,113
Clearway Energy, Inc.:
Class A	12,664	274,935
Class C (b)	29,981	700,956
The AES Corp.	95,013	1,700,733
Vistra Corp.	91,625	6,948,840
		10,757,577
Multi-Utilities - 1.3%
Ameren Corp.	95,794	7,076,303
CenterPoint Energy, Inc.	230,843	6,726,765
CMS Energy Corp.	106,377	6,447,510
Consolidated Edison, Inc.	126,945	11,983,608
Dominion Energy, Inc.	305,871	15,593,304
DTE Energy Co.	75,365	8,314,267
NiSource, Inc.	151,175	4,211,736
Public Service Enterprise Group, Inc.	181,933	12,567,932
Sempra	230,546	16,514,010
WEC Energy Group, Inc.	115,440	9,539,962
		98,975,397
Water Utilities - 0.2%
American Water Works Co., Inc.	71,279	8,718,847
Essential Utilities, Inc.	91,728	3,355,410
		12,074,257
TOTAL UTILITIES		379,460,700
TOTAL COMMON STOCKS (Cost $6,398,385,112)		7,646,209,151

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $996,801)	1,000,000	996,773

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	70,403,479	70,417,559
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	43,305,263	43,309,594
TOTAL MONEY MARKET FUNDS (Cost $113,727,153)		113,727,153

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $6,513,109,066)	7,760,933,077
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(80,589,600)
NET ASSETS - 100.0%	7,680,343,477

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	52	Jun 2024	13,174,200	90,928	90,928
CME E-mini S&P MidCap 400 Index Contracts (United States)	50	Jun 2024	14,386,000	96,404	96,404

TOTAL FUTURES CONTRACTS					187,332
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $996,773.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,570,147	2,329,605,752	2,276,760,255	1,352,087	1,915	-	70,417,559	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	53,540,205	406,131,797	416,362,408	963,839	-	-	43,309,594	0.2%
Total	71,110,352	2,735,737,549	2,693,122,663	2,315,926	1,915	-	113,727,153

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	341,856,063	341,856,063	-	-
Consumer Discretionary	367,954,310	367,954,310	-	-
Consumer Staples	611,615,613	611,615,613	-	-
Energy	639,152,956	639,152,956	-	-
Financials	1,727,382,070	1,727,382,070	-	-
Health Care	1,074,271,231	1,074,271,231	-	-
Industrials	1,109,319,656	1,109,319,656	-	-
Information Technology	690,166,038	690,166,038	-	-
Materials	365,102,487	365,102,487	-	-
Real Estate	339,928,027	339,928,027	-	-
Utilities	379,460,700	379,460,700	-	-

U.S. Government and Government Agency Obligations	996,773	-	996,773	-

Money Market Funds	113,727,153	113,727,153	-	-
Total Investments in Securities:	7,760,933,077	7,759,936,304	996,773	-
Derivative Instruments: Assets
Futures Contracts	187,332	187,332	-	-
Total Assets	187,332	187,332	-	-
Total Derivative Instruments:	187,332	187,332	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	187,332	0
Total Equity Risk	187,332	0
Total Value of Derivatives	187,332	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including securities loaned of $40,832,499) - See accompanying schedule:
Unaffiliated issuers (cost $6,399,381,913)	$7,647,205,924
Fidelity Central Funds (cost $113,727,153)	113,727,153

Total Investment in Securities (cost $6,513,109,066)		$7,760,933,077
Segregated cash with brokers for derivative instruments		128,066
Cash		39,636
Receivable for fund shares sold		15,121,008
Dividends receivable		6,613,555
Distributions receivable from Fidelity Central Funds		193,700
Other receivables		40,722
Total assets		7,783,069,764
Liabilities
Payable for investments purchased	$54,287,640
Payable for fund shares redeemed	4,517,440
Accrued management fee	223,105
Payable for daily variation margin on futures contracts	389,690
Collateral on securities loaned	43,308,412
Total liabilities		102,726,287
Net Assets		$7,680,343,477
Net Assets consist of:
Paid in capital		$6,513,302,153
Total accumulated earnings (loss)		1,167,041,324
Net Assets		$7,680,343,477
Net Asset Value, offering price and redemption price per share ($7,680,343,477 ÷ 455,356,861 shares)		$16.87
Statement of Operations
		Year ended April 30, 2024
Investment Income
Dividends		$152,832,131
Interest		74,322
Income from Fidelity Central Funds (including $963,839 from security lending)		2,315,926
Total income		155,222,379
Expenses
Management fee	$2,305,584
Independent trustees' fees and expenses	20,269
Total expenses before reductions	2,325,853
Expense reductions	(14,910)
Total expenses after reductions		2,310,943
Net Investment income (loss)		152,911,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(12,058,602)
Redemptions in-kind	105,591,637
Fidelity Central Funds	1,915
Futures contracts	3,071,024
Total net realized gain (loss)		96,605,974
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	604,754,030
Futures contracts	(750,242)
Total change in net unrealized appreciation (depreciation)		604,003,788
Net gain (loss)		700,609,762
Net increase (decrease) in net assets resulting from operations		$853,521,198
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,911,436	$124,465,138
Net realized gain (loss)	96,605,974	(20,035,565)
Change in net unrealized appreciation (depreciation)	604,003,788	(20,899,227)
Net increase (decrease) in net assets resulting from operations	853,521,198	83,530,346
Distributions to shareholders	(131,573,825)	(109,382,778)

Share transactions
Proceeds from sales of shares	3,471,142,691	2,036,584,552
Reinvestment of distributions	111,440,014	94,842,907
Cost of shares redeemed	(2,610,421,200)	(1,426,933,041)

Net increase (decrease) in net assets resulting from share transactions	972,161,505	704,494,418
Total increase (decrease) in net assets	1,694,108,878	678,641,986

Net Assets
Beginning of period	5,986,234,599	5,307,592,613
End of period	$7,680,343,477	$5,986,234,599

Other Information
Shares
Sold	218,880,611	137,350,084
Issued in reinvestment of distributions	7,090,273	6,488,161
Redeemed	(165,204,513)	(96,192,584)
Net increase (decrease)	60,766,371	47,645,661

Financial Highlights
Fidelity® Large Cap Value Index Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.17	$15.30	$15.35	$10.77	$12.58
Income from Investment Operations
Net investment income (loss) A,B	.36	.34	.30	.28	.33
Net realized and unrealized gain (loss)	1.66	(.17)	(.10)	4.60	(1.64)
Total from investment operations	2.02	.17	.20	4.88	(1.31)
Distributions from net investment income	(.32)	(.30)	(.25)	(.30)	(.28)
Distributions from net realized gain	-	-	-	-	(.22)
Total distributions	(.32)	(.30)	(.25)	(.30)	(.50)
Net asset value, end of period	$16.87	$15.17	$15.30	$15.35	$10.77
Total Return C	13.49%	1.18%	1.27%	45.93%	(11.04)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%	.03%	.04%	.04%	.04%
Net investment income (loss)	2.30%	2.28%	1.90%	2.24%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$7,680,343	$5,986,235	$5,307,593	$3,689,832	$2,298,504
Portfolio turnover rate F	27 % G	16%	16%	31%	27%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Large Cap Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,615,571,771
Gross unrealized depreciation	(448,442,468)
Net unrealized appreciation (depreciation)	$1,167,129,303
Tax Cost	$6,593,803,774

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$22,777,776
Capital loss carryforward	$(22,865,754)
Net unrealized appreciation (depreciation) on securities and other investments	$1,167,129,303

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Long-term	$(22,865,754)
Total capital loss carryforward	$(22,865,754)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$131,573,825	$109,382,778
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Value Index Fund	3,020,528,707	1,778,793,178

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Value Index Fund	14,708,782	105,591,637	229,471,197
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Large Cap Value Index Fund	Borrower	81,394,050	5.45%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Value Index Fund	98,731	19,003	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $14,910.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Large Cap Value Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Value Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Large Cap Value Index Fund	.04%
Actual		$ 1,000	$ 1,184.20	$ .22
Hypothetical-B		$ 1,000	$ 1,024.69	$ .20

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $1,094,845 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100%, and 92% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.95%, and 97.34% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.06%, and 2.67% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9879609.107
LC2-I-ANN-0624
Fidelity® Series Large Cap Growth Index Fund

Annual Report
April 30, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Series Large Cap Growth Index Fund	31.91%	16.45%	15.44%

A   From August 17, 2018
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Large Cap Growth Index Fund, on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 22.66% for the 12 months ending April 30, 2024, according to the S&P 500® index, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, the S&P 500® continued its late-2023 momentum and ended March at its all-time high before snapping a five-month uptrend in April (-4.08%). Growth stocks led the broad rally, mostly driven by a narrow set of firms in the communication services (+41%) and information technology (+37%) sectors, largely due to excitement for AI. In particular, semiconductor-related stocks (+104%) were a standout. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% in the final two months of 2023 and 10.56% the first quarter. Risk assets were further aided on March 20, when the central bank held steady its benchmark federal funds rate and affirmed its projection to cut in 2024. The index then slipped in April, as inflation remained stickier than expected, spurring doubts of a soft economic landing. For the full 12 months, the financials, industrials and consumer discretionary sectors each gained about 24%. In sharp contrast, real estate and the defensive-oriented utilities sector each roughly broke even. Other notable "laggards" included consumer staples (+3%) and health care (+7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2024, the fund gained 31.91%, versus 31.80% for the benchmark Russell 1000 Growth Index. By sector, information technology gained about 40% and contributed most. Communication services, which gained approximately 54%, also helped, as did consumer discretionary, which advanced 30%, lifted by the consumer discretionary distribution & retail industry (+44%). The health care sector rose 17%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+29%), while financials gained about 22% and industrials advanced 22%. Other notable contributors included the consumer staples (+6%), materials (+26%), utilities (+42%) and energy (+13%) sectors. Conversely, real estate returned -5% and detracted most. This group was hampered by the equity real estate investment trusts (REITs) industry (-6%). Turning to individual stocks, the top contributor was Nvidia (+210%), from the semiconductors & semiconductor equipment industry. Microsoft (+28%), from the software & services category, also contributed. In consumer discretionary distribution & retail, Amazon.com gained about 66% and helped. Lastly, in media & entertainment, Alphabet (+52%) and Meta Platforms (+79%) lifted the fund. In contrast, the biggest individual detractor was Nike (-27%), from the consumer durables & apparel group. Dollar General (-35%), from the consumer staples distribution & retail category, also hurt. Starbucks (-21%), from the consumer services industry, also hurt. Estee Lauder (-40%), from the household & personal products industry, also hurt. Lastly, another notable detractor was Humana (-43%), a stock in the health care equipment & services category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	11.5
Apple, Inc.	9.9
NVIDIA Corp.	8.1
Amazon.com, Inc.	6.3
Alphabet, Inc. Class A	3.8
Meta Platforms, Inc. Class A	3.8
Alphabet, Inc. Class C	3.3
Eli Lilly & Co.	2.6
Broadcom, Inc.	2.2
Tesla, Inc.	2.0
53.5

Market Sectors (% of Fund's net assets)

Information Technology	43.5
Consumer Discretionary	15.0
Communication Services	12.5
Health Care	10.6
Financials	6.3
Industrials	5.7
Consumer Staples	4.1
Real Estate	0.8
Materials	0.7
Energy	0.5
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	5,221	160,755
Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	1,603	142,523
Netflix, Inc. (a)	19,498	10,736,379
Playtika Holding Corp. (b)	801	5,807
Roblox Corp. (a)	21,482	763,900
Roku, Inc. Class A (a)	799	46,070
Spotify Technology SA (a)	6,399	1,794,536
TKO Group Holdings, Inc.	2,830	267,916
		13,757,131
Interactive Media & Services - 11.0%
Alphabet, Inc.:
Class A	271,430	44,183,375
Class C	229,279	37,748,495
Match Group, Inc. (a)	11,122	342,780
Meta Platforms, Inc. Class A	101,034	43,461,796
Pinterest, Inc. Class A (a)	26,638	891,041
Zoominfo Technologies, Inc. (a)	7,155	113,478
		126,740,965
Media - 0.3%
Cable One, Inc.	16	6,302
Charter Communications, Inc. Class A (a)	4,599	1,177,068
Liberty Broadband Corp.:
Class A (a)	149	7,469
Class C (a)	1,146	56,991
Nexstar Media Group, Inc. Class A	488	78,109
The Trade Desk, Inc. (a)	20,117	1,666,693
		2,992,632
TOTAL COMMUNICATION SERVICES		143,651,483
CONSUMER DISCRETIONARY - 15.0%
Automobiles - 2.0%
Tesla, Inc. (a)	126,030	23,098,778
Broadline Retail - 6.4%
Amazon.com, Inc. (a)	411,529	72,017,575
Coupang, Inc. Class A (a)	50,010	1,125,225
eBay, Inc.	1,488	76,692
Etsy, Inc. (a)	3,011	206,765
Ollie's Bargain Outlet Holdings, Inc. (a)	964	70,507
		73,496,764
Distributors - 0.1%
Pool Corp.	1,736	629,352
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	298	30,906
Grand Canyon Education, Inc. (a)	388	50,448
H&R Block, Inc.	4,187	197,752
Service Corp. International	2,357	169,020
		448,126
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A (a)	18,911	2,998,717
Booking Holdings, Inc.	1,593	5,499,084
Caesars Entertainment, Inc. (a)	3,807	136,367
Cava Group, Inc. (b)	1,752	126,039
Chipotle Mexican Grill, Inc. (a)	1,254	3,962,138
Choice Hotels International, Inc. (b)	1,337	158,114
Churchill Downs, Inc.	3,228	416,412
Darden Restaurants, Inc.	2,526	387,514
Domino's Pizza, Inc.	1,596	844,715
Doordash, Inc. (a)	11,082	1,432,459
Draftkings Holdings, Inc. (a)	19,079	792,923
Expedia Group, Inc. (a)	4,429	596,276
Hilton Worldwide Holdings, Inc.	5,212	1,028,223
Las Vegas Sands Corp.	15,719	697,295
Marriott International, Inc. Class A	10,955	2,586,804
McDonald's Corp.	13,760	3,757,030
Norwegian Cruise Line Holdings Ltd. (a)(b)	4,532	85,745
Planet Fitness, Inc. (a)	1,873	112,080
Royal Caribbean Cruises Ltd. (a)	3,231	451,145
Starbucks Corp.	50,773	4,492,903
Texas Roadhouse, Inc. Class A	3,059	491,826
Travel+Leisure Co.	1,492	64,962
Vail Resorts, Inc.	181	34,276
Wendy's Co.	7,811	156,142
Wingstop, Inc.	1,341	516,003
Wyndham Hotels & Resorts, Inc.	241	17,716
Wynn Resorts Ltd.	259	23,737
Yum! Brands, Inc.	11,241	1,587,791
		33,454,436
Household Durables - 0.0%
NVR, Inc. (a)	13	96,705
Tempur Sealy International, Inc.	1,516	75,891
TopBuild Corp. (a)	86	34,802
		207,398
Leisure Products - 0.0%
Brunswick Corp.	228	18,386
Peloton Interactive, Inc. Class A (a)(b)	16,463	51,200
Polaris, Inc.	193	16,436
YETI Holdings, Inc. (a)	4,010	143,237
		229,259
Specialty Retail - 3.1%
AutoZone, Inc. (a)	658	1,945,311
Best Buy Co., Inc.	1,213	89,325
Burlington Stores, Inc. (a)	2,934	527,944
CarMax, Inc. (a)(b)	367	24,945
Dick's Sporting Goods, Inc.	183	36,772
Five Below, Inc. (a)	2,487	363,948
Floor & Decor Holdings, Inc. Class A (a)(b)	4,769	526,164
Lowe's Companies, Inc.	19,341	4,409,555
Murphy U.S.A., Inc.	845	349,678
O'Reilly Automotive, Inc. (a)	2,288	2,318,339
RH (a)	115	28,411
Ross Stores, Inc.	14,076	1,823,546
The Home Depot, Inc.	45,690	15,270,512
TJX Companies, Inc.	52,063	4,898,608
Tractor Supply Co.	4,932	1,346,831
Ulta Beauty, Inc. (a)	2,215	896,721
Valvoline, Inc. (a)	1,534	65,226
Victoria's Secret & Co. (a)	1,439	25,355
Wayfair LLC Class A (a)(b)	1,290	64,694
Williams-Sonoma, Inc.	381	109,263
		35,121,148
Textiles, Apparel & Luxury Goods - 0.5%
Birkenstock Holding PLC	360	16,117
Crocs, Inc. (a)	2,706	336,545
Deckers Outdoor Corp. (a)	1,169	956,791
lululemon athletica, Inc. (a)	5,081	1,832,209
NIKE, Inc. Class B	28,613	2,639,835
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	387	25,561
Tapestry, Inc.	609	24,311
		5,831,369
TOTAL CONSUMER DISCRETIONARY		172,516,630
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	400	111,364
Brown-Forman Corp.:
Class A	1,889	92,693
Class B (non-vtg.)	6,434	307,867
Celsius Holdings, Inc. (a)	6,548	466,676
Constellation Brands, Inc. Class A (sub. vtg.)	726	184,012
Monster Beverage Corp. (a)	33,961	1,815,215
PepsiCo, Inc.	43,487	7,649,798
The Coca-Cola Co.	88,260	5,451,820
		16,079,445
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	1,731	35,312
BJ's Wholesale Club Holdings, Inc. (a)	2,077	155,110
Casey's General Stores, Inc.	241	77,019
Costco Wholesale Corp.	20,237	14,629,327
Dollar General Corp.	10,003	1,392,318
Maplebear, Inc. (NASDAQ)	616	21,024
Performance Food Group Co. (a)	3,290	223,325
Sysco Corp.	22,739	1,689,962
Target Corp.	21,010	3,382,190
		21,605,587
Food Products - 0.1%
Freshpet, Inc. (a)	591	62,687
Lamb Weston Holdings, Inc.	6,241	520,125
The Hershey Co.	5,082	985,501
		1,568,313
Household Products - 0.6%
Church & Dwight Co., Inc.	9,982	1,076,958
Kimberly-Clark Corp.	14,473	1,975,999
Procter & Gamble Co.	20,209	3,298,109
The Clorox Co.	5,653	835,909
		7,186,975
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	3,315	486,344
Kenvue, Inc.	26,775	503,906
		990,250
TOTAL CONSUMER STAPLES		47,430,570
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	8,222	308,078
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream GP LP (b)	5,449	75,414
APA Corp.	12,335	387,812
Cheniere Energy, Inc.	10,941	1,726,709
Hess Corp.	7,052	1,110,619
New Fortress Energy, Inc. (b)	3,057	80,093
ONEOK, Inc.	1,416	112,034
Ovintiv, Inc.	5,195	266,607
Targa Resources Corp.	10,090	1,150,865
Texas Pacific Land Corp. (b)	840	484,092
		5,394,245
TOTAL ENERGY		5,702,323
FINANCIALS - 6.3%
Banks - 0.1%
First Citizens Bancshares, Inc.	55	92,772
Nu Holdings Ltd. (a)	73,016	792,954
		885,726
Capital Markets - 1.2%
Ameriprise Financial, Inc.	4,574	1,883,527
Ares Management Corp.	7,634	1,016,009
Blackstone, Inc.	32,558	3,796,588
Blue Owl Capital, Inc. Class A	3,052	57,652
FactSet Research Systems, Inc.	1,754	731,225
Houlihan Lokey	151	19,251
KKR & Co. LP	7,428	691,324
LPL Financial	3,445	927,153
MarketAxess Holdings, Inc.	1,689	337,952
Moody's Corp.	6,613	2,448,992
Morningstar, Inc.	1,171	330,983
MSCI, Inc.	1,757	818,393
S&P Global, Inc.	1,199	498,580
TPG, Inc.	889	38,316
Tradeweb Markets, Inc. Class A	1,824	185,519
XP, Inc. Class A	1,121	22,947
		13,804,411
Consumer Finance - 0.2%
American Express Co.	8,693	2,034,423
SLM Corp.	3,999	84,739
		2,119,162
Financial Services - 4.0%
Apollo Global Management, Inc.	23,818	2,581,395
Block, Inc. Class A (a)	9,354	682,842
Corpay, Inc. (a)	2,978	899,773
Equitable Holdings, Inc.	15,316	565,314
Euronet Worldwide, Inc. (a)	1,033	106,068
Fiserv, Inc. (a)	7,482	1,142,277
Jack Henry & Associates, Inc.	1,040	169,198
MasterCard, Inc. Class A	37,929	17,113,565
PayPal Holdings, Inc. (a)	44,619	3,030,522
Rocket Companies, Inc. (a)(b)	1,803	22,141
Shift4 Payments, Inc. (a)(b)	2,471	142,972
The Western Union Co.	2,587	34,769
Toast, Inc. (a)	16,658	393,629
UWM Holdings Corp. Class A	1,354	8,530
Visa, Inc. Class A	72,867	19,572,805
WEX, Inc. (a)	902	190,557
		46,656,357
Insurance - 0.8%
Arch Capital Group Ltd. (a)	2,271	212,429
Arthur J. Gallagher & Co.	540	126,733
Brighthouse Financial, Inc. (a)	275	13,269
Brown & Brown, Inc.	4,220	344,099
Everest Re Group Ltd.	268	98,198
Kinsale Capital Group, Inc.	1,001	363,613
Lincoln National Corp.	630	17,180
Marsh & McLennan Companies, Inc.	18,108	3,611,278
Primerica, Inc.	1,053	223,089
Progressive Corp.	19,988	4,162,501
RenaissanceRe Holdings Ltd.	634	139,005
RLI Corp.	384	54,278
Ryan Specialty Group Holdings, Inc.	4,405	217,343
Willis Towers Watson PLC	586	147,168
		9,730,183
TOTAL FINANCIALS		73,195,839
HEALTH CARE - 10.6%
Biotechnology - 2.3%
AbbVie, Inc.	80,601	13,108,947
Alnylam Pharmaceuticals, Inc. (a)	4,602	662,458
Amgen, Inc.	16,592	4,545,212
Apellis Pharmaceuticals, Inc. (a)	4,569	201,904
BioMarin Pharmaceutical, Inc. (a)	1,019	82,294
Exact Sciences Corp. (a)	2,837	168,376
Exelixis, Inc. (a)	10,385	243,632
Incyte Corp. (a)	6,223	323,907
Ionis Pharmaceuticals, Inc. (a)	5,601	231,097
Natera, Inc. (a)	4,984	462,914
Neurocrine Biosciences, Inc. (a)	4,410	606,551
Regeneron Pharmaceuticals, Inc. (a)	315	280,558
Repligen Corp. (a)	1,119	183,740
Roivant Sciences Ltd. (a)	15,824	172,482
Sarepta Therapeutics, Inc. (a)	4,074	516,013
Ultragenyx Pharmaceutical, Inc. (a)	3,605	153,357
Vertex Pharmaceuticals, Inc. (a)	10,764	4,228,207
		26,171,649
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	4,997	529,532
Align Technology, Inc. (a)	3,475	981,271
DexCom, Inc. (a)	17,658	2,249,453
Edwards Lifesciences Corp. (a)	27,496	2,328,086
GE Healthcare Technologies, Inc.	1,447	110,319
Globus Medical, Inc. (a)(b)	1,499	74,635
IDEXX Laboratories, Inc. (a)	3,760	1,852,778
Inspire Medical Systems, Inc. (a)	1,319	318,750
Insulet Corp. (a)	3,168	544,706
Intuitive Surgical, Inc. (a)	15,953	5,912,501
Masimo Corp. (a)	1,961	263,578
Novocure Ltd. (a)	5,049	61,800
Penumbra, Inc. (a)	1,663	326,730
ResMed, Inc.	6,628	1,418,326
Shockwave Medical, Inc. (a)	1,655	546,464
Stryker Corp.	4,122	1,387,053
Tandem Diabetes Care, Inc. (a)	357	13,098
		18,919,080
Health Care Providers & Services - 2.1%
agilon health, Inc. (a)(b)	12,631	69,471
Cardinal Health, Inc.	5,769	594,438
Cencora, Inc.	7,673	1,834,231
Chemed Corp.	482	273,776
Cigna Group	976	348,471
DaVita, Inc. (a)	2,466	342,799
Elevance Health, Inc.	1,442	762,212
Encompass Health Corp.	273	22,763
HCA Holdings, Inc.	1,874	580,603
Humana, Inc.	2,427	733,172
McKesson Corp.	2,312	1,242,030
Molina Healthcare, Inc. (a)	1,433	490,229
UnitedHealth Group, Inc.	35,707	17,271,476
		24,565,671
Health Care Technology - 0.1%
Certara, Inc. (a)	1,812	31,003
Doximity, Inc. (a)	2,207	53,608
Veeva Systems, Inc. Class A (a)	6,613	1,313,077
		1,397,688
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	4,150	121,512
Agilent Technologies, Inc.	10,848	1,486,610
Bio-Techne Corp.	6,738	425,909
Bruker Corp.	4,554	355,258
ICON PLC (a)	557	165,919
Illumina, Inc. (a)	2,143	263,696
IQVIA Holdings, Inc. (a)	7,702	1,785,093
Maravai LifeSciences Holdings, Inc. (a)	2,650	21,730
Medpace Holdings, Inc. (a)	1,062	412,428
Mettler-Toledo International, Inc. (a)	977	1,201,417
Sotera Health Co. (a)	3,735	41,832
Thermo Fisher Scientific, Inc.	10,857	6,174,593
Waters Corp. (a)	2,674	826,373
West Pharmaceutical Services, Inc.	3,378	1,207,567
		14,489,937
Pharmaceuticals - 3.2%
Eli Lilly & Co.	38,655	30,193,421
Jazz Pharmaceuticals PLC (a)	1,460	161,695
Merck & Co., Inc.	21,343	2,757,942
Zoetis, Inc. Class A	21,140	3,366,334
		36,479,392
TOTAL HEALTH CARE		122,023,417
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	3,213	1,007,790
BWX Technologies, Inc.	698	66,847
HEICO Corp.	1,803	373,942
HEICO Corp. Class A	3,396	563,227
Lockheed Martin Corp.	9,853	4,580,955
Northrop Grumman Corp.	365	177,036
Spirit AeroSystems Holdings, Inc. Class A (a)	729	23,328
The Boeing Co. (a)	3,521	590,965
TransDigm Group, Inc.	408	509,196
		7,893,286
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	4,070	288,970
Expeditors International of Washington, Inc.	889	98,955
United Parcel Service, Inc. Class B	9,173	1,352,834
		1,740,759
Building Products - 0.2%
A.O. Smith Corp.	651	53,929
Advanced Drain Systems, Inc.	3,072	482,304
Allegion PLC	3,705	450,380
Armstrong World Industries, Inc.	575	66,056
Trane Technologies PLC	3,058	970,426
Trex Co., Inc. (a)	4,976	440,625
		2,463,720
Commercial Services & Supplies - 0.8%
Cintas Corp.	3,519	2,316,698
Copart, Inc.	39,152	2,126,345
MSA Safety, Inc.	312	56,285
RB Global, Inc.	6,348	454,390
Rollins, Inc.	11,634	518,411
Tetra Tech, Inc.	428	83,340
Waste Management, Inc.	16,686	3,471,022
		9,026,491
Construction & Engineering - 0.1%
EMCOR Group, Inc.	734	262,163
Quanta Services, Inc.	1,728	446,792
Valmont Industries, Inc.	55	11,264
Willscot Mobile Mini Holdings (a)	2,174	80,351
		800,570
Electrical Equipment - 0.2%
ChargePoint Holdings, Inc. Class A (a)(b)	15,619	20,773
Hubbell, Inc. Class B	1,114	412,759
Rockwell Automation, Inc.	5,247	1,421,727
Vertiv Holdings Co.	1,152	107,136
		1,962,395
Ground Transportation - 1.0%
Avis Budget Group, Inc.	295	28,158
CSX Corp.	9,981	331,569
J.B. Hunt Transport Services, Inc.	756	122,903
Landstar System, Inc.	1,293	225,512
Lyft, Inc. (a)	15,796	247,049
Old Dominion Freight Lines, Inc.	8,383	1,523,275
Saia, Inc. (a)	139	55,159
U-Haul Holding Co. (a)(b)	332	20,992
U-Haul Holding Co. (non-vtg.)	1,565	95,966
Uber Technologies, Inc. (a)	89,883	5,956,546
Union Pacific Corp.	11,915	2,825,761
		11,432,890
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	3,924	756,273
Machinery - 1.3%
Allison Transmission Holdings, Inc.	355	26,110
Caterpillar, Inc.	17,480	5,848,284
Deere & Co.	11,006	4,307,858
Donaldson Co., Inc.	2,266	163,605
Graco, Inc.	3,120	250,224
IDEX Corp.	279	61,508
Illinois Tool Works, Inc.	11,143	2,720,118
Lincoln Electric Holdings, Inc.	2,376	521,603
Otis Worldwide Corp.	1,132	103,238
Toro Co.	4,790	419,556
Xylem, Inc.	1,276	166,773
		14,588,877
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	10,853	146,624
Delta Air Lines, Inc.	1,458	73,002
		219,626
Professional Services - 0.9%
Automatic Data Processing, Inc.	16,200	3,918,618
Booz Allen Hamilton Holding Corp. Class A	5,842	862,688
Broadridge Financial Solutions, Inc.	4,469	864,349
Dayforce, Inc. (a)(b)	677	41,547
Equifax, Inc.	3,842	845,970
FTI Consulting, Inc. (a)	306	65,432
Genpact Ltd.	2,166	66,583
KBR, Inc.	2,203	143,063
Paychex, Inc.	14,701	1,746,626
Paycom Software, Inc.	2,339	439,685
Paycor HCM, Inc. (a)	1,248	21,678
Paylocity Holding Corp. (a)	1,935	300,235
Verisk Analytics, Inc.	6,511	1,419,138
		10,735,612
Trading Companies & Distributors - 0.3%
Fastenal Co.	19,510	1,325,509
Ferguson PLC	509	106,839
SiteOne Landscape Supply, Inc. (a)	646	101,351
United Rentals, Inc.	632	422,170
W.W. Grainger, Inc.	2,015	1,856,520
Watsco, Inc.	379	169,686
		3,982,075
TOTAL INDUSTRIALS		65,602,574
INFORMATION TECHNOLOGY - 43.5%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	11,450	2,937,612
Motorola Solutions, Inc.	6,943	2,354,718
Ubiquiti, Inc. (b)	144	15,492
		5,307,822
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	13,382	1,616,144
CDW Corp.	5,808	1,404,723
Jabil, Inc.	3,581	420,266
Keysight Technologies, Inc. (a)	2,029	300,170
Vontier Corp.	2,442	99,218
Zebra Technologies Corp. Class A (a)	422	132,744
		3,973,265
IT Services - 1.4%
Accenture PLC Class A	28,861	8,684,564
Cloudflare, Inc. (a)	13,417	1,172,646
EPAM Systems, Inc. (a)	2,539	597,325
Gartner, Inc. (a)	3,450	1,423,436
Globant SA (a)	1,887	336,999
GoDaddy, Inc. (a)	3,895	476,670
MongoDB, Inc. Class A (a)	3,083	1,125,850
Okta, Inc. (a)	458	42,585
Snowflake, Inc. (a)	14,355	2,227,896
Twilio, Inc. Class A (a)	1,335	79,940
VeriSign, Inc. (a)	198	33,557
		16,201,468
Semiconductors & Semiconductor Equipment - 13.6%
Advanced Micro Devices, Inc. (a)	41,658	6,597,794
Allegro MicroSystems LLC (a)(b)	3,424	101,659
Applied Materials, Inc.	32,246	6,405,668
Broadcom, Inc.	19,692	25,604,917
Enphase Energy, Inc. (a)	6,070	660,173
Entegris, Inc.	392	52,105
KLA Corp.	6,174	4,255,676
Lam Research Corp.	5,691	5,090,087
Lattice Semiconductor Corp. (a)	6,249	428,681
Microchip Technology, Inc.	17,288	1,590,150
Monolithic Power Systems, Inc.	2,097	1,403,585
NVIDIA Corp.	108,535	93,776,411
Qualcomm, Inc.	44,432	7,369,047
Teradyne, Inc. (b)	5,867	682,449
Texas Instruments, Inc.	16,914	2,983,968
Universal Display Corp.	951	150,239
		157,152,609
Software - 17.7%
Adobe, Inc. (a)	20,623	9,544,943
ANSYS, Inc. (a)	3,273	1,063,332
AppLovin Corp. (a)	2,382	168,098
Atlassian Corp. PLC (a)	7,077	1,219,367
Autodesk, Inc. (a)	9,811	2,088,271
Bentley Systems, Inc. Class B	8,263	434,055
Cadence Design Systems, Inc. (a)	12,344	3,402,377
Confluent, Inc. (a)	8,719	245,178
Crowdstrike Holdings, Inc. (a)	9,743	2,850,217
Datadog, Inc. Class A (a)	12,712	1,595,356
DocuSign, Inc. (a)	9,213	521,456
DoubleVerify Holdings, Inc. (a)	6,323	185,264
Dropbox, Inc. Class A (a)	10,246	237,297
Dynatrace, Inc. (a)	11,751	532,438
Elastic NV (a)	3,672	375,352
Fair Isaac Corp. (a)	1,107	1,254,596
Five9, Inc. (a)	3,251	187,160
Fortinet, Inc. (a)	29,366	1,855,344
Gen Digital, Inc.	3,993	80,419
GitLab, Inc. (a)	4,159	218,223
HashiCorp, Inc. (a)	3,090	100,301
HubSpot, Inc. (a)	2,116	1,279,905
Informatica, Inc. (a)	136	4,212
Intuit, Inc.	12,478	7,806,486
Manhattan Associates, Inc. (a)	2,807	578,410
Microsoft Corp.	339,946	132,351,180
nCino, Inc. (a)	256	7,465
Nutanix, Inc. Class A (a)	2,725	165,408
Oracle Corp.	28,967	3,294,996
Palantir Technologies, Inc. (a)	87,894	1,931,031
Palo Alto Networks, Inc. (a)	13,941	4,055,297
Pegasystems, Inc.	1,925	114,384
Procore Technologies, Inc. (a)	3,598	246,175
PTC, Inc. (a)	2,733	484,944
RingCentral, Inc. (a)	3,887	115,133
Salesforce, Inc.	32,231	8,668,205
SentinelOne, Inc. (a)	1,532	32,371
ServiceNow, Inc. (a)	9,299	6,447,276
Smartsheet, Inc. (a)	5,866	221,911
Synopsys, Inc. (a)	6,937	3,680,703
Teradata Corp. (a)	4,395	163,055
Tyler Technologies, Inc. (a)	1,439	664,170
UiPath, Inc. Class A (a)	13,319	252,661
Unity Software, Inc. (a)(b)	5,221	126,714
Workday, Inc. Class A (a)	9,163	2,242,461
Zscaler, Inc. (a)	4,047	699,888
		203,793,485
Technology Hardware, Storage & Peripherals - 10.0%
Apple, Inc.	666,161	113,467,203
HP, Inc.	8,093	227,332
NetApp, Inc.	3,742	382,470
Pure Storage, Inc. Class A (a)	10,264	517,306
		114,594,311
TOTAL INFORMATION TECHNOLOGY		501,022,960
MATERIALS - 0.7%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	1,257	39,520
Ecolab, Inc.	8,821	1,994,869
FMC Corp.	815	48,093
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	5,792	5,161
Linde PLC	2,082	918,079
PPG Industries, Inc.	2,697	347,913
RPM International, Inc.	1,129	120,701
Sherwin-Williams Co.	9,046	2,710,272
The Scotts Miracle-Gro Co. Class A (b)	1,949	133,584
		6,318,192
Construction Materials - 0.1%
Eagle Materials, Inc.	1,016	254,721
Vulcan Materials Co.	1,325	341,360
		596,081
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	5,484	21,662
Avery Dennison Corp.	1,234	268,124
Graphic Packaging Holding Co. (b)	7,307	188,886
Sealed Air Corp.	3,638	114,524
		593,196
Metals & Mining - 0.0%
Southern Copper Corp. (b)	3,873	451,863
TOTAL MATERIALS		7,959,332
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	21,272	3,649,424
Crown Castle, Inc.	2,062	193,374
Equinix, Inc.	2,141	1,522,487
Equity Lifestyle Properties, Inc.	2,676	161,336
Iron Mountain, Inc.	6,550	507,756
Lamar Advertising Co. Class A	3,064	354,964
Public Storage	4,163	1,080,090
SBA Communications Corp. Class A	479	89,151
Simon Property Group, Inc.	3,239	455,177
Sun Communities, Inc.	1,244	138,482
UDR, Inc.	748	28,484
		8,180,725
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	7,913	724,277
TOTAL REAL ESTATE		8,905,002
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	18,480	330,792
Vistra Corp.	4,702	356,600
		687,392
TOTAL COMMON STOCKS (Cost $719,015,948)		1,148,697,522

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $398,720)	400,000	398,709

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	5,301,114	5,302,174
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	2,567,051	2,567,307
TOTAL MONEY MARKET FUNDS (Cost $7,869,481)		7,869,481

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $727,284,149)	1,156,965,712
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(4,995,497)
NET ASSETS - 100.0%	1,151,970,215

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	7	Jun 2024	2,459,975	31,737	31,737
CME E-mini S&P 500 Index Contracts (United States)	2	Jun 2024	506,700	4,544	4,544

TOTAL FUTURES CONTRACTS					36,281
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $144,532.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	3,178,341	208,896,906	206,772,612	185,153	(461)	-	5,302,174	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	6,762,987	48,674,721	52,870,401	14,679	-	-	2,567,307	0.0%
Total	9,941,328	257,571,627	259,643,013	199,832	(461)	-	7,869,481

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	143,651,483	143,651,483	-	-
Consumer Discretionary	172,516,630	172,516,630	-	-
Consumer Staples	47,430,570	47,430,570	-	-
Energy	5,702,323	5,702,323	-	-
Financials	73,195,839	73,195,839	-	-
Health Care	122,023,417	122,023,417	-	-
Industrials	65,602,574	65,602,574	-	-
Information Technology	501,022,960	501,022,960	-	-
Materials	7,959,332	7,959,332	-	-
Real Estate	8,905,002	8,905,002	-	-
Utilities	687,392	687,392	-	-

U.S. Government and Government Agency Obligations	398,709	-	398,709	-

Money Market Funds	7,869,481	7,869,481	-	-
Total Investments in Securities:	1,156,965,712	1,156,567,003	398,709	-
Derivative Instruments: Assets
Futures Contracts	36,281	36,281	-	-
Total Assets	36,281	36,281	-	-
Total Derivative Instruments:	36,281	36,281	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	36,281	0
Total Equity Risk	36,281	0
Total Value of Derivatives	36,281	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including securities loaned of $2,451,146) - See accompanying schedule:
Unaffiliated issuers (cost $719,414,668)	$1,149,096,231
Fidelity Central Funds (cost $7,869,481)	7,869,481

Total Investment in Securities (cost $727,284,149)		$1,156,965,712
Receivable for fund shares sold		5,085,105
Dividends receivable		381,250
Distributions receivable from Fidelity Central Funds		24,136
Total assets		1,162,456,203
Liabilities
Payable for investments purchased	$7,521,408
Payable for fund shares redeemed	323,961
Payable for daily variation margin on futures contracts	53,222
Payable to investment adviser	659
Other payables and accrued expenses	19,438
Collateral on securities loaned	2,567,300
Total liabilities		10,485,988
Net Assets		$1,151,970,215
Net Assets consist of:
Paid in capital		$750,396,888
Total accumulated earnings (loss)		401,573,327
Net Assets		$1,151,970,215
Net Asset Value, offering price and redemption price per share ($1,151,970,215 ÷ 56,370,848 shares)		$20.44
Statement of Operations
		Year ended April 30, 2024
Investment Income
Dividends		$7,780,851
Interest		20,760
Income from Fidelity Central Funds (including $14,679 from security lending)		199,832
Total income		8,001,443
Expenses
Custodian fees and expenses	$33,276
Independent trustees' fees and expenses	2,869
Interest	8,169
Miscellaneous	23
Total expenses before reductions	44,337
Expense reductions	(4,623)
Total expenses after reductions		39,714
Net Investment income (loss)		7,961,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	5,685,689
Fidelity Central Funds	(461)
Foreign currency transactions	2,375
Futures contracts	719,652
Total net realized gain (loss)		6,407,255
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	242,977,512
Futures contracts	(178,451)
Total change in net unrealized appreciation (depreciation)		242,799,061
Net gain (loss)		249,206,316
Net increase (decrease) in net assets resulting from operations		$257,168,045
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,961,729	$7,346,267
Net realized gain (loss)	6,407,255	(27,475,900)
Change in net unrealized appreciation (depreciation)	242,799,061	52,730,630
Net increase (decrease) in net assets resulting from operations	257,168,045	32,600,997
Distributions to shareholders	(8,147,076)	(9,239,181)

Share transactions
Proceeds from sales of shares	292,824,105	297,407,219
Reinvestment of distributions	8,147,076	9,239,181
Cost of shares redeemed	(211,591,405)	(159,930,900)

Net increase (decrease) in net assets resulting from share transactions	89,379,776	146,715,500
Total increase (decrease) in net assets	338,400,745	170,077,316

Net Assets
Beginning of period	813,569,470	643,492,154
End of period	$1,151,970,215	$813,569,470

Other Information
Shares
Sold	15,607,253	20,607,506
Issued in reinvestment of distributions	447,053	647,458
Redeemed	(11,738,549)	(10,783,270)
Net increase (decrease)	4,315,757	10,471,694

Financial Highlights
Fidelity® Series Large Cap Growth Index Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.63	$15.47	$16.85	$11.52	$10.54
Income from Investment Operations
Net investment income (loss) A,B	.15	.15	.13	.12	.14
Net realized and unrealized gain (loss)	4.82	.20	(.92)	5.67	.99
Total from investment operations	4.97	.35	(.79)	5.79	1.13
Distributions from net investment income	(.16)	(.13)	(.12)	(.13)	(.10)
Distributions from net realized gain	-	(.06)	(.46)	(.33)	(.05)
Total distributions	(.16)	(.19)	(.59) C	(.46)	(.15)
Net asset value, end of period	$20.44	$15.63	$15.47	$16.85	$11.52
Total Return D	31.91%	2.39%	(5.34)%	51.21%	10.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- % G	-% G	-% G	-% G	.01%
Expenses net of all reductions	-% G	-% G	-% G	-% G	.01%
Net investment income (loss)	.83%	1.04%	.73%	.85%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$1,151,970	$813,569	$643,492	$546,009	$297,828
Portfolio turnover rate H	28%	29%	40%	40%	45%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Series Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, futures contracts, certain deemed distributions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$445,566,713
Gross unrealized depreciation	(24,565,087)
Net unrealized appreciation (depreciation)	$421,001,626
Tax Cost	$735,964,086

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$2,066,302
Undistributed ordinary income	$(21,494,601)
Net unrealized appreciation (depreciation) on securities and other investments	$421,001,626

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(11,219,782)
Long-term	(10,274,819)
Total capital loss carryforward	$(21,494,601)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$8,147,076	$8,198,918
Long-term Capital Gains	-	1,040,263
Total	$8,147,076	$9,239,181
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Large Cap Growth Index Fund	361,411,661	267,318,706
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Large Cap Growth Index Fund	Borrower	18,323,667	5.35%	8,169

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Large Cap Growth Index Fund	1,392	2,349	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,623.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Series Large Cap Growth Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 14, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Series Large Cap Growth Index Fund	-%-D
Actual		$ 1,000	$ 1,236.80	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $178,036 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100%, and 90% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.75%, and 91.98% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.12%, and 3.63% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9891255.105
CGI-ANN-0624
Fidelity® Large Cap Growth Index Fund

Annual Report
April 30, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Large Cap Growth Index Fund	31.85%	16.45%	17.07%

A   From June 7, 2016
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Large Cap Growth Index Fund, on June 7, 2016, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 1000® Growth Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 22.66% for the 12 months ending April 30, 2024, according to the S&P 500® index, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, the S&P 500® continued its late-2023 momentum and ended March at its all-time high before snapping a five-month uptrend in April (-4.08%). Growth stocks led the broad rally, mostly driven by a narrow set of firms in the communication services (+41%) and information technology (+37%) sectors, largely due to excitement for AI. In particular, semiconductor-related stocks (+104%) were a standout. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% in the final two months of 2023 and 10.56% the first quarter. Risk assets were further aided on March 20, when the central bank held steady its benchmark federal funds rate and affirmed its projection to cut in 2024. The index then slipped in April, as inflation remained stickier than expected, spurring doubts of a soft economic landing. For the full 12 months, the financials, industrials and consumer discretionary sectors each gained about 24%. In sharp contrast, real estate and the defensive-oriented utilities sector each roughly broke even. Other notable "laggards" included consumer staples (+3%) and health care (+7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2024, the fund gained 31.85%, versus 31.80% for the benchmark Russell 1000 Growth Index. By sector, information technology gained about 41% and contributed most. Communication services, which gained approximately 54%, also helped, as did consumer discretionary, which advanced roughly 30%, lifted by the consumer discretionary distribution & retail industry (+44%). The health care sector rose approximately 17%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+29%), while financials gained 22% and industrials advanced roughly 22%. Other notable contributors included the consumer staples (+6%), materials (+26%), utilities (+42%) and energy (+13%) sectors. Conversely, real estate returned approximately -5% and detracted most. This group was hampered by the equity real estate investment trusts (REITs) industry (-6%). Turning to individual stocks, the top contributor was Nvidia (+212%), from the semiconductors & semiconductor equipment category. Microsoft (+28%), a stock in the software & services group, lifted the fund. Amazon.com (+66%), a stock in the consumer discretionary distribution & retail industry, contributed. Lastly, in media & entertainment, Alphabet (+52%) and Meta Platforms (+79%) boosted the fund. In contrast, the biggest individual detractor was Nike (-27%), from the consumer durables & apparel group. Dollar General (-36%), from the consumer staples distribution & retail industry, also hurt. In consumer services, Starbucks returned -21% and detracted. Estee Lauder (-40%), from the household & personal products group, also hurt. Lastly, Humana, within the health care equipment & services group, returned roughly -43% and hindered the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Microsoft Corp.	11.5
Apple, Inc.	9.8
NVIDIA Corp.	8.1
Amazon.com, Inc.	6.3
Alphabet, Inc. Class A	3.8
Meta Platforms, Inc. Class A	3.8
Alphabet, Inc. Class C	3.3
Eli Lilly & Co.	2.6
Broadcom, Inc.	2.2
Tesla, Inc.	2.0
53.4

Market Sectors (% of Fund's net assets)

Information Technology	43.5
Consumer Discretionary	15.0
Communication Services	12.5
Health Care	10.6
Financials	6.3
Industrials	5.7
Consumer Staples	4.1
Real Estate	0.8
Materials	0.7
Energy	0.5
Utilities	0.0

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.5%
Diversified Telecommunication Services - 0.0%
Iridium Communications, Inc.	100,515	3,094,857
Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	31,004	2,756,566
Netflix, Inc. (a)	374,170	206,032,969
Playtika Holding Corp.	17,382	126,020
Roblox Corp. (a)	411,652	14,638,345
Roku, Inc. Class A (a)	13,535	780,428
Spotify Technology SA (a)	122,800	34,438,032
TKO Group Holdings, Inc.	54,105	5,122,120
		263,894,480
Interactive Media & Services - 11.0%
Alphabet, Inc.:
Class A	5,208,789	847,886,673
Class C	4,399,537	724,339,772
Match Group, Inc. (a)	214,021	6,596,127
Meta Platforms, Inc. Class A	1,938,772	834,001,551
Pinterest, Inc. Class A (a)	512,627	17,147,373
Zoominfo Technologies, Inc. (a)	136,216	2,160,386
		2,432,131,882
Media - 0.3%
Cable One, Inc. (b)	344	135,484
Charter Communications, Inc. Class A (a)	88,245	22,585,425
Liberty Broadband Corp.:
Class A (a)	3,084	154,601
Class C (a)	20,926	1,040,650
Nexstar Media Group, Inc. Class A	9,713	1,554,663
The Trade Desk, Inc. (a)	386,052	31,984,408
		57,455,231
TOTAL COMMUNICATION SERVICES		2,756,576,450
CONSUMER DISCRETIONARY - 15.0%
Automobiles - 2.0%
Tesla, Inc. (a)	2,418,450	443,253,516
Broadline Retail - 6.4%
Amazon.com, Inc. (a)	7,897,037	1,381,981,475
Coupang, Inc. Class A (a)	959,680	21,592,800
eBay, Inc.	28,137	1,450,181
Etsy, Inc. (a)	58,529	4,019,186
Ollie's Bargain Outlet Holdings, Inc. (a)	17,358	1,269,564
		1,410,313,206
Distributors - 0.1%
Pool Corp.	33,271	12,061,736
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	6,199	642,898
Grand Canyon Education, Inc. (a)	7,283	946,936
H&R Block, Inc.	81,414	3,845,183
Service Corp. International	45,739	3,279,944
		8,714,961
Hotels, Restaurants & Leisure - 2.9%
Airbnb, Inc. Class A (a)	362,879	57,541,723
Booking Holdings, Inc.	30,572	105,535,461
Caesars Entertainment, Inc. (a)	73,746	2,641,582
Cava Group, Inc. (b)	32,547	2,341,431
Chipotle Mexican Grill, Inc. (a)	24,072	76,057,891
Choice Hotels International, Inc. (b)	25,840	3,055,838
Churchill Downs, Inc.	62,256	8,031,024
Darden Restaurants, Inc.	48,751	7,478,891
Domino's Pizza, Inc.	30,588	16,189,311
Doordash, Inc. (a)	212,655	27,487,785
Draftkings Holdings, Inc. (a)	366,112	15,215,615
Expedia Group, Inc. (a)	85,257	11,478,150
Hilton Worldwide Holdings, Inc.	99,958	19,719,714
Las Vegas Sands Corp.	300,967	13,350,896
Marriott International, Inc. Class A	210,237	49,643,263
McDonald's Corp.	264,005	72,083,925
Norwegian Cruise Line Holdings Ltd. (a)	89,193	1,687,532
Planet Fitness, Inc. (a)	35,529	2,126,055
Royal Caribbean Cruises Ltd. (a)	61,704	8,615,730
Starbucks Corp.	974,158	86,203,241
Texas Roadhouse, Inc. Class A	58,530	9,410,453
Travel+Leisure Co.	28,036	1,220,687
Vail Resorts, Inc.	3,286	622,270
Wendy's Co.	147,267	2,943,867
Wingstop, Inc.	25,736	9,902,955
Wyndham Hotels & Resorts, Inc.	5,095	374,533
Wynn Resorts Ltd.	5,532	507,008
Yum! Brands, Inc.	215,656	30,461,410
		641,928,241
Household Durables - 0.0%
NVR, Inc. (a)	226	1,681,180
Tempur Sealy International, Inc.	29,741	1,488,834
TopBuild Corp. (a)	1,814	734,071
		3,904,085
Leisure Products - 0.0%
Brunswick Corp.	4,826	389,169
Peloton Interactive, Inc. Class A (a)(b)	293,408	912,499
Polaris, Inc.	4,116	350,519
YETI Holdings, Inc. (a)(b)	75,842	2,709,076
		4,361,263
Specialty Retail - 3.1%
AutoZone, Inc. (a)	12,627	37,330,463
Best Buy Co., Inc.	23,054	1,697,697
Burlington Stores, Inc. (a)	56,578	10,180,645
CarMax, Inc. (a)	7,796	529,894
Dick's Sporting Goods, Inc.	3,661	735,641
Five Below, Inc. (a)	47,974	7,020,515
Floor & Decor Holdings, Inc. Class A (a)(b)	91,125	10,053,821
Lowe's Companies, Inc.	371,035	84,592,270
Murphy U.S.A., Inc.	16,135	6,676,986
O'Reilly Automotive, Inc. (a)	43,925	44,507,446
RH (a)	2,237	552,651
Ross Stores, Inc.	270,175	35,001,171
The Home Depot, Inc.	876,638	292,989,952
TJX Companies, Inc.	999,101	94,005,413
Tractor Supply Co.	94,654	25,848,114
Ulta Beauty, Inc. (a)	42,477	17,196,389
Valvoline, Inc. (a)(b)	29,828	1,268,287
Victoria's Secret & Co. (a)	30,038	529,270
Wayfair LLC Class A (a)(b)	25,839	1,295,826
Williams-Sonoma, Inc.	7,197	2,063,956
		674,076,407
Textiles, Apparel & Luxury Goods - 0.5%
Birkenstock Holding PLC	6,302	282,141
Crocs, Inc. (a)	52,012	6,468,732
Deckers Outdoor Corp. (a)	22,403	18,336,183
lululemon athletica, Inc. (a)	97,485	35,153,091
NIKE, Inc. Class B	548,835	50,635,517
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,315	549,206
Tapestry, Inc.	12,752	509,060
		111,933,930
TOTAL CONSUMER DISCRETIONARY		3,310,547,345
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	7,620	2,121,484
Brown-Forman Corp.:
Class A	34,485	1,692,179
Class B (non-vtg.)	125,929	6,025,703
Celsius Holdings, Inc. (a)	125,780	8,964,341
Constellation Brands, Inc. Class A (sub. vtg.)	14,108	3,575,814
Monster Beverage Corp. (a)	651,907	34,844,429
PepsiCo, Inc.	834,394	146,778,249
The Coca-Cola Co.	1,693,214	104,589,829
		308,592,028
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	31,562	643,865
BJ's Wholesale Club Holdings, Inc. (a)	40,312	3,010,500
Casey's General Stores, Inc.	4,683	1,496,593
Costco Wholesale Corp.	388,333	280,725,926
Dollar General Corp.	191,934	26,715,293
Maplebear, Inc. (NASDAQ)	12,840	438,229
Performance Food Group Co. (a)	63,048	4,279,698
Sysco Corp.	436,300	32,425,816
Target Corp.	403,118	64,893,936
		414,629,856
Food Products - 0.1%
Freshpet, Inc. (a)	10,422	1,105,462
Lamb Weston Holdings, Inc.	120,161	10,014,218
The Hershey Co.	97,448	18,897,116
		30,016,796
Household Products - 0.6%
Church & Dwight Co., Inc.	191,719	20,684,563
Kimberly-Clark Corp.	277,772	37,924,211
Procter & Gamble Co.	387,952	63,313,766
The Clorox Co.	108,319	16,017,131
		137,939,671
Personal Care Products - 0.1%
Estee Lauder Companies, Inc. Class A	63,455	9,309,483
Kenvue, Inc.	515,281	9,697,588
		19,007,071
TOTAL CONSUMER STAPLES		910,185,422
ENERGY - 0.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	158,216	5,928,354
Oil, Gas & Consumable Fuels - 0.5%
Antero Midstream GP LP	99,351	1,375,018
APA Corp.	234,645	7,377,239
Cheniere Energy, Inc.	209,930	33,131,153
Hess Corp.	135,862	21,396,906
New Fortress Energy, Inc. (b)	56,746	1,486,745
ONEOK, Inc.	27,970	2,212,986
Ovintiv, Inc.	99,570	5,109,932
Targa Resources Corp.	193,612	22,083,385
Texas Pacific Land Corp.	16,200	9,336,060
		103,509,424
TOTAL ENERGY		109,437,778
FINANCIALS - 6.3%
Banks - 0.1%
First Citizens Bancshares, Inc.	1,035	1,745,797
Nu Holdings Ltd. (a)	1,402,613	15,232,377
		16,978,174
Capital Markets - 1.2%
Ameriprise Financial, Inc.	87,767	36,141,573
Ares Management Corp.	146,363	19,479,452
Blackstone, Inc.	624,548	72,828,542
Blue Owl Capital, Inc. Class A	59,405	1,122,160
FactSet Research Systems, Inc.	33,610	14,011,673
Houlihan Lokey	3,284	418,677
KKR & Co. LP	142,985	13,307,614
LPL Financial	66,001	17,762,849
MarketAxess Holdings, Inc.	32,438	6,490,519
Moody's Corp.	126,825	46,967,102
Morningstar, Inc.	22,503	6,360,473
MSCI, Inc.	33,636	15,667,312
S&P Global, Inc.	23,047	9,583,634
TPG, Inc.	18,191	784,032
Tradeweb Markets, Inc. Class A	34,867	3,546,323
XP, Inc. Class A	23,608	483,256
		264,955,191
Consumer Finance - 0.2%
American Express Co.	166,765	39,028,013
SLM Corp.	75,731	1,604,740
		40,632,753
Financial Services - 4.0%
Apollo Global Management, Inc.	457,049	49,534,971
Block, Inc. Class A (a)	179,738	13,120,874
Corpay, Inc. (a)	57,254	17,298,724
Equitable Holdings, Inc.	295,061	10,890,702
Euronet Worldwide, Inc. (a)	19,107	1,961,907
Fiserv, Inc. (a)	143,569	21,918,679
Jack Henry & Associates, Inc.	20,187	3,284,223
MasterCard, Inc. Class A	727,762	328,366,214
PayPal Holdings, Inc. (a)	856,084	58,145,225
Rocket Companies, Inc. (a)(b)	36,701	450,688
Shift4 Payments, Inc. (a)(b)	46,982	2,718,379
The Western Union Co.	46,769	628,575
Toast, Inc. (a)(b)	321,082	7,587,168
UWM Holdings Corp. Class A (b)	29,498	185,837
Visa, Inc. Class A	1,398,178	375,564,593
WEX, Inc. (a)	17,144	3,621,841
		895,278,600
Insurance - 0.8%
Arch Capital Group Ltd. (a)	44,179	4,132,504
Arthur J. Gallagher & Co.	10,522	2,469,408
Brighthouse Financial, Inc. (a)	5,688	274,446
Brown & Brown, Inc.	80,998	6,604,577
Everest Re Group Ltd.	5,055	1,852,203
Kinsale Capital Group, Inc.	19,110	6,941,708
Lincoln National Corp.	13,576	370,218
Marsh & McLennan Companies, Inc.	347,500	69,301,925
Primerica, Inc.	19,782	4,191,015
Progressive Corp.	383,663	79,897,820
RenaissanceRe Holdings Ltd.	11,995	2,629,904
RLI Corp.	7,764	1,097,441
Ryan Specialty Group Holdings, Inc.	84,349	4,161,780
Willis Towers Watson PLC	11,325	2,844,161
		186,769,110
TOTAL FINANCIALS		1,404,613,828
HEALTH CARE - 10.6%
Biotechnology - 2.3%
AbbVie, Inc.	1,546,755	251,564,233
Alnylam Pharmaceuticals, Inc. (a)	88,169	12,691,928
Amgen, Inc.	318,391	87,220,031
Apellis Pharmaceuticals, Inc. (a)	88,482	3,910,020
BioMarin Pharmaceutical, Inc. (a)	19,352	1,562,868
Exact Sciences Corp. (a)	54,255	3,220,034
Exelixis, Inc. (a)	198,408	4,654,652
Incyte Corp. (a)	119,129	6,200,664
Ionis Pharmaceuticals, Inc. (a)	107,335	4,428,642
Natera, Inc. (a)	95,275	8,849,142
Neurocrine Biosciences, Inc. (a)	84,622	11,638,910
Regeneron Pharmaceuticals, Inc. (a)	6,108	5,440,151
Repligen Corp. (a)	21,486	3,528,001
Roivant Sciences Ltd. (a)	301,164	3,282,688
Sarepta Therapeutics, Inc. (a)	78,320	9,920,011
Ultragenyx Pharmaceutical, Inc. (a)	68,817	2,927,475
Vertex Pharmaceuticals, Inc. (a)	206,604	81,156,117
		502,195,567
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	95,591	10,129,778
Align Technology, Inc. (a)	66,874	18,883,880
DexCom, Inc. (a)	338,837	43,164,445
Edwards Lifesciences Corp. (a)	527,612	44,672,908
GE Healthcare Technologies, Inc.	27,767	2,116,956
Globus Medical, Inc. (a)	29,402	1,463,926
IDEXX Laboratories, Inc. (a)	72,142	35,548,692
Inspire Medical Systems, Inc. (a)	25,514	6,165,713
Insulet Corp. (a)	60,701	10,436,930
Intuitive Surgical, Inc. (a)	306,116	113,452,712
Masimo Corp. (a)	37,789	5,079,219
Novocure Ltd. (a)	91,508	1,120,058
Penumbra, Inc. (a)	31,761	6,240,084
ResMed, Inc.	127,182	27,215,676
Shockwave Medical, Inc. (a)	31,750	10,483,533
Stryker Corp.	79,085	26,612,103
Tandem Diabetes Care, Inc. (a)	7,721	283,283
		363,069,896
Health Care Providers & Services - 2.1%
agilon health, Inc. (a)(b)	226,311	1,244,711
Cardinal Health, Inc.	110,629	11,399,212
Cencora, Inc.	147,290	35,209,675
Chemed Corp.	9,189	5,219,352
Cigna Group	18,655	6,660,581
DaVita, Inc. (a)	47,281	6,572,532
Elevance Health, Inc.	27,636	14,607,837
Encompass Health Corp.	5,829	486,022
HCA Holdings, Inc.	36,079	11,177,996
Humana, Inc.	46,480	14,041,143
McKesson Corp.	44,450	23,878,985
Molina Healthcare, Inc. (a)	27,526	9,416,645
UnitedHealth Group, Inc.	685,215	331,438,496
		471,353,187
Health Care Technology - 0.1%
Certara, Inc. (a)	37,714	645,287
Doximity, Inc. (a)	42,958	1,043,450
Veeva Systems, Inc. Class A (a)	126,867	25,190,712
		26,879,449
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	80,377	2,353,439
Agilent Technologies, Inc.	208,116	28,520,217
Bio-Techne Corp.	128,497	8,122,295
Bruker Corp.	87,677	6,839,683
ICON PLC (a)	10,635	3,167,954
Illumina, Inc. (a)	41,275	5,078,889
IQVIA Holdings, Inc. (a)	147,761	34,246,567
Maravai LifeSciences Holdings, Inc. (a)	56,148	460,414
Medpace Holdings, Inc. (a)	20,396	7,920,787
Mettler-Toledo International, Inc. (a)	18,744	23,049,497
Sotera Health Co. (a)	76,581	857,707
Thermo Fisher Scientific, Inc.	208,298	118,463,239
Waters Corp. (a)	51,286	15,849,425
West Pharmaceutical Services, Inc.	64,823	23,172,926
		278,103,039
Pharmaceuticals - 3.2%
Eli Lilly & Co.	741,778	579,402,796
Jazz Pharmaceuticals PLC (a)	27,701	3,067,886
Merck & Co., Inc.	409,661	52,936,394
Zoetis, Inc. Class A	405,676	64,599,846
		700,006,922
TOTAL HEALTH CARE		2,341,608,060
INDUSTRIALS - 5.7%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)	61,646	19,335,884
BWX Technologies, Inc.	13,718	1,313,773
HEICO Corp.	35,891	7,443,793
HEICO Corp. Class A	63,616	10,550,714
Lockheed Martin Corp.	189,117	87,926,167
Northrop Grumman Corp.	7,064	3,426,252
Spirit AeroSystems Holdings, Inc. Class A (a)	10,278	328,896
The Boeing Co. (a)	67,414	11,314,766
TransDigm Group, Inc.	7,843	9,788,299
		151,428,544
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	78,413	5,567,323
Expeditors International of Washington, Inc.	17,124	1,906,072
United Parcel Service, Inc. Class B	175,822	25,930,229
		33,403,624
Building Products - 0.2%
A.O. Smith Corp.	11,279	934,352
Advanced Drain Systems, Inc.	58,626	9,204,282
Allegion PLC	71,073	8,639,634
Armstrong World Industries, Inc.	11,214	1,288,264
Trane Technologies PLC	58,848	18,674,824
Trex Co., Inc. (a)	95,081	8,419,423
		47,160,779
Commercial Services & Supplies - 0.8%
Cintas Corp.	67,557	44,475,475
Copart, Inc.	751,657	40,822,492
MSA Safety, Inc.	5,450	983,180
RB Global, Inc.	121,673	8,709,353
Rollins, Inc.	223,531	9,960,541
Tetra Tech, Inc.	8,417	1,638,958
Waste Management, Inc.	320,412	66,652,104
		173,242,103
Construction & Engineering - 0.1%
EMCOR Group, Inc.	14,052	5,018,953
Quanta Services, Inc.	33,116	8,562,473
Valmont Industries, Inc.	1,188	243,302
Willscot Mobile Mini Holdings (a)	41,104	1,519,204
		15,343,932
Electrical Equipment - 0.2%
ChargePoint Holdings, Inc. Class A (a)(b)	312,107	415,102
Hubbell, Inc. Class B	21,394	7,926,905
Rockwell Automation, Inc.	100,663	27,275,646
Vertiv Holdings Co.	21,940	2,040,420
		37,658,073
Ground Transportation - 1.0%
Avis Budget Group, Inc.	5,575	532,134
CSX Corp.	191,977	6,377,476
J.B. Hunt Transport Services, Inc.	14,204	2,309,144
Landstar System, Inc.	24,921	4,346,472
Lyft, Inc. (a)	305,851	4,783,510
Old Dominion Freight Lines, Inc.	160,903	29,237,684
Saia, Inc. (a)	2,553	1,013,107
U-Haul Holding Co. (a)(b)	3,874	244,953
U-Haul Holding Co. (non-vtg.)	32,386	1,985,910
Uber Technologies, Inc. (a)	1,724,884	114,308,063
Union Pacific Corp.	228,671	54,231,614
		219,370,067
Industrial Conglomerates - 0.1%
Honeywell International, Inc.	75,278	14,508,329
Machinery - 1.3%
Allison Transmission Holdings, Inc.	7,561	556,112
Caterpillar, Inc.	335,413	112,219,127
Deere & Co.	211,171	82,654,441
Donaldson Co., Inc.	43,994	3,176,367
Graco, Inc.	59,844	4,799,489
IDEX Corp.	5,385	1,187,177
Illinois Tool Works, Inc.	213,823	52,196,333
Lincoln Electric Holdings, Inc.	45,692	10,030,765
Otis Worldwide Corp.	21,324	1,944,749
Toro Co.	91,139	7,982,865
Xylem, Inc.	24,723	3,231,296
		279,978,721
Passenger Airlines - 0.0%
American Airlines Group, Inc. (a)	210,904	2,849,313
Delta Air Lines, Inc.	28,755	1,439,763
		4,289,076
Professional Services - 0.9%
Automatic Data Processing, Inc.	311,018	75,232,144
Booz Allen Hamilton Holding Corp. Class A	112,251	16,576,105
Broadridge Financial Solutions, Inc.	85,814	16,597,286
Dayforce, Inc. (a)	11,305	693,788
Equifax, Inc.	73,863	16,263,894
FTI Consulting, Inc. (a)	5,388	1,152,116
Genpact Ltd.	38,708	1,189,884
KBR, Inc.	42,646	2,769,431
Paychex, Inc.	282,296	33,539,588
Paycom Software, Inc.	45,234	8,503,087
Paycor HCM, Inc. (a)(b)	25,849	448,997
Paylocity Holding Corp. (a)	36,774	5,705,854
Verisk Analytics, Inc.	124,993	27,243,474
		205,915,648
Trading Companies & Distributors - 0.3%
Fastenal Co.	374,653	25,453,925
Ferguson PLC	9,658	2,027,214
SiteOne Landscape Supply, Inc. (a)	12,529	1,965,675
United Rentals, Inc.	12,149	8,115,411
W.W. Grainger, Inc.	38,688	35,645,189
Watsco, Inc.	7,336	3,284,474
		76,491,888
TOTAL INDUSTRIALS		1,258,790,784
INFORMATION TECHNOLOGY - 43.5%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	219,714	56,369,824
Motorola Solutions, Inc.	133,181	45,168,336
Ubiquiti, Inc.	3,048	327,904
		101,866,064
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	256,955	31,032,455
CDW Corp.	111,528	26,974,162
Jabil, Inc.	68,577	8,048,197
Keysight Technologies, Inc. (a)	39,102	5,784,750
Vontier Corp.	45,956	1,867,192
Zebra Technologies Corp. Class A (a)	8,074	2,539,757
		76,246,513
IT Services - 1.4%
Accenture PLC Class A	553,834	166,654,189
Cloudflare, Inc. (a)	257,451	22,501,217
EPAM Systems, Inc. (a)	48,694	11,455,750
Gartner, Inc. (a)	66,202	27,314,283
Globant SA (a)	36,096	6,446,385
GoDaddy, Inc. (a)	74,731	9,145,580
MongoDB, Inc. Class A (a)	59,291	21,651,887
Okta, Inc. (a)	8,564	796,281
Snowflake, Inc. (a)	275,468	42,752,634
Twilio, Inc. Class A (a)	24,405	1,461,371
VeriSign, Inc. (a)	4,125	699,105
		310,878,682
Semiconductors & Semiconductor Equipment - 13.6%
Advanced Micro Devices, Inc. (a)	799,421	126,612,298
Allegro MicroSystems LLC (a)	65,627	1,948,466
Applied Materials, Inc.	618,848	122,934,155
Broadcom, Inc.	377,886	491,353,829
Enphase Energy, Inc. (a)	116,559	12,676,957
Entegris, Inc.	6,821	906,647
KLA Corp.	118,507	81,685,690
Lam Research Corp.	109,234	97,699,982
Lattice Semiconductor Corp. (a)	119,282	8,182,745
Microchip Technology, Inc.	331,826	30,521,355
Monolithic Power Systems, Inc.	40,252	26,941,871
NVIDIA Corp.	2,082,740	1,799,529,015
Qualcomm, Inc.	852,685	141,417,807
Teradyne, Inc.	112,433	13,078,207
Texas Instruments, Inc.	324,622	57,269,813
Universal Display Corp.	18,508	2,923,894
		3,015,682,731
Software - 17.7%
Adobe, Inc. (a)	395,751	183,165,435
ANSYS, Inc. (a)	62,718	20,375,824
AppLovin Corp. (a)	45,198	3,189,623
Atlassian Corp. PLC (a)(b)	135,800	23,398,340
Autodesk, Inc. (a)	188,290	40,077,527
Bentley Systems, Inc. Class B (b)	157,882	8,293,541
Cadence Design Systems, Inc. (a)	236,898	65,296,196
Confluent, Inc. (a)	167,722	4,716,343
Crowdstrike Holdings, Inc. (a)	186,991	54,702,347
Datadog, Inc. Class A (a)	243,982	30,619,741
DocuSign, Inc. (a)	177,129	10,025,501
DoubleVerify Holdings, Inc. (a)	123,149	3,608,266
Dropbox, Inc. Class A (a)	198,616	4,599,947
Dynatrace, Inc. (a)	226,105	10,244,818
Elastic NV (a)	70,302	7,186,270
Fair Isaac Corp. (a)	21,224	24,053,796
Five9, Inc. (a)	63,254	3,641,533
Fortinet, Inc. (a)	563,592	35,607,743
Gen Digital, Inc.	75,778	1,526,169
GitLab, Inc. (a)	79,590	4,176,087
HashiCorp, Inc. (a)	58,378	1,894,950
HubSpot, Inc. (a)	40,602	24,558,932
Informatica, Inc. (a)(b)	3,093	95,790
Intuit, Inc.	239,444	149,800,955
Manhattan Associates, Inc. (a)	53,962	11,119,410
Microsoft Corp.	6,523,374	2,539,745,189
nCino, Inc. (a)	5,424	158,164
Nutanix, Inc. Class A (a)	51,697	3,138,008
Oracle Corp.	555,783	63,220,316
Palantir Technologies, Inc. (a)	1,686,666	37,056,052
Palo Alto Networks, Inc. (a)	267,536	77,823,547
Pegasystems, Inc.	36,763	2,184,457
Procore Technologies, Inc. (a)	69,675	4,767,164
PTC, Inc. (a)	52,471	9,310,454
RingCentral, Inc. (a)	73,214	2,168,599
Salesforce, Inc.	618,506	166,341,004
SentinelOne, Inc. (a)	27,998	591,598
ServiceNow, Inc. (a)	178,452	123,726,125
Smartsheet, Inc. (a)	112,000	4,236,960
Synopsys, Inc. (a)	133,128	70,636,386
Teradata Corp. (a)	85,091	3,156,876
Tyler Technologies, Inc. (a)	27,558	12,719,395
UiPath, Inc. Class A (a)	255,535	4,847,499
Unity Software, Inc. (a)(b)	100,454	2,438,019
Workday, Inc. Class A (a)	175,868	43,040,176
Zscaler, Inc. (a)	77,511	13,404,752
		3,910,685,824
Technology Hardware, Storage & Peripherals - 9.9%
Apple, Inc.	12,783,278	2,177,375,742
HP, Inc.	154,399	4,337,068
NetApp, Inc.	71,799	7,338,576
Pure Storage, Inc. Class A (a)	197,524	9,955,210
		2,199,006,596
TOTAL INFORMATION TECHNOLOGY		9,614,366,410
MATERIALS - 0.7%
Chemicals - 0.5%
Axalta Coating Systems Ltd. (a)	20,588	647,287
Ecolab, Inc.	169,362	38,301,216
FMC Corp.	16,318	962,925
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	121,247	108,043
Linde PLC	39,935	17,609,738
PPG Industries, Inc.	51,613	6,658,077
RPM International, Inc.	21,275	2,274,510
Sherwin-Williams Co.	173,628	52,020,685
The Scotts Miracle-Gro Co. Class A	36,612	2,509,386
		121,091,867
Construction Materials - 0.1%
Eagle Materials, Inc.	19,649	4,926,201
Vulcan Materials Co.	25,529	6,577,036
		11,503,237
Containers & Packaging - 0.1%
Ardagh Metal Packaging SA	117,893	465,677
Avery Dennison Corp.	23,256	5,053,064
Graphic Packaging Holding Co.	142,594	3,686,055
Sealed Air Corp.	69,695	2,193,999
		11,398,795
Metals & Mining - 0.0%
Southern Copper Corp.	74,683	8,713,266
TOTAL MATERIALS		152,707,165
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	408,030	70,001,627
Crown Castle, Inc.	40,182	3,768,268
Equinix, Inc.	41,070	29,205,288
Equity Lifestyle Properties, Inc.	50,885	3,067,857
Iron Mountain, Inc.	125,541	9,731,938
Lamar Advertising Co. Class A	58,658	6,795,529
Public Storage	79,759	20,693,473
SBA Communications Corp. Class A	9,510	1,770,001
Simon Property Group, Inc.	61,963	8,707,660
Sun Communities, Inc.	23,459	2,611,456
UDR, Inc.	16,143	614,725
		156,967,822
Real Estate Management & Development - 0.1%
CoStar Group, Inc. (a)	152,278	13,938,005
TOTAL REAL ESTATE		170,905,827
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	357,408	6,397,603
Vistra Corp.	90,046	6,829,089
		13,226,692
TOTAL COMMON STOCKS (Cost $15,162,578,954)		22,042,965,761

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (d) (Cost $1,993,601)	2,000,000	1,993,547

Money Market Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e)	140,572,893	140,601,008
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	61,415,542	61,421,683
TOTAL MONEY MARKET FUNDS (Cost $202,022,691)		202,022,691

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $15,366,595,246)	22,246,981,999
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(128,538,345)
NET ASSETS - 100.0%	22,118,443,654

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	149	Jun 2024	52,362,325	2,585	2,585
CME E-mini S&P 500 Index Contracts (United States)	67	Jun 2024	16,974,450	(22,528)	(22,528)

TOTAL FUTURES CONTRACTS					(19,943)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,993,547.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,454,172	4,492,555,581	4,381,416,658	3,862,407	7,913	-	140,601,008	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	102,862,982	588,139,221	629,580,520	235,184	-	-	61,421,683	0.2%
Total	132,317,154	5,080,694,802	5,010,997,178	4,097,591	7,913	-	202,022,691

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,756,576,450	2,756,576,450	-	-
Consumer Discretionary	3,310,547,345	3,310,547,345	-	-
Consumer Staples	910,185,422	910,185,422	-	-
Energy	109,437,778	109,437,778	-	-
Financials	1,404,613,828	1,404,613,828	-	-
Health Care	2,341,608,060	2,341,608,060	-	-
Industrials	1,258,790,784	1,258,790,784	-	-
Information Technology	9,614,366,410	9,614,366,410	-	-
Materials	152,707,165	152,707,165	-	-
Real Estate	170,905,827	170,905,827	-	-
Utilities	13,226,692	13,226,692	-	-

U.S. Government and Government Agency Obligations	1,993,547	-	1,993,547	-

Money Market Funds	202,022,691	202,022,691	-	-
Total Investments in Securities:	22,246,981,999	22,244,988,452	1,993,547	-
Derivative Instruments: Assets
Futures Contracts	2,585	2,585	-	-
Total Assets	2,585	2,585	-	-
Liabilities
Futures Contracts	(22,528)	(22,528)	-	-
Total Liabilities	(22,528)	(22,528)	-	-
Total Derivative Instruments:	(19,943)	(19,943)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	2,585	(22,528)
Total Equity Risk	2,585	(22,528)
Total Value of Derivatives	2,585	(22,528)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including securities loaned of $58,845,801) - See accompanying schedule:
Unaffiliated issuers (cost $15,164,572,555)	$22,044,959,308
Fidelity Central Funds (cost $202,022,691)	202,022,691

Total Investment in Securities (cost $15,366,595,246)		$22,246,981,999
Segregated cash with brokers for derivative instruments		782,032
Cash		3,507
Receivable for fund shares sold		29,218,953
Dividends receivable		7,386,522
Distributions receivable from Fidelity Central Funds		271,623
Total assets		22,284,644,636
Liabilities
Payable for investments purchased	$90,160,371
Payable for fund shares redeemed	12,899,878
Accrued management fee	653,216
Payable for daily variation margin on futures contracts	1,060,210
Collateral on securities loaned	61,427,307
Total liabilities		166,200,982
Net Assets		$22,118,443,654
Net Assets consist of:
Paid in capital		$15,769,879,026
Total accumulated earnings (loss)		6,348,564,628
Net Assets		$22,118,443,654
Net Asset Value, offering price and redemption price per share ($22,118,443,654 ÷ 702,917,033 shares)		$31.47
Statement of Operations
		Year ended April 30, 2024
Investment Income
Dividends		$143,281,465
Interest		157,232
Income from Fidelity Central Funds (including $235,184 from security lending)		4,097,591
Total income		147,536,288
Expenses
Management fee	$6,176,172
Independent trustees' fees and expenses	51,807
Total expenses before reductions	6,227,979
Expense reductions	(19,060)
Total expenses after reductions		6,208,919
Net Investment income (loss)		141,327,369
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(88,405,760)
Redemptions in-kind	428,559,748
Fidelity Central Funds	7,913
Futures contracts	10,623,472
Total net realized gain (loss)		350,785,373
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	4,225,828,496
Futures contracts	(2,495,269)
Total change in net unrealized appreciation (depreciation)		4,223,333,227
Net gain (loss)		4,574,118,600
Net increase (decrease) in net assets resulting from operations		$4,715,445,969
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$141,327,369	$102,228,602
Net realized gain (loss)	350,785,373	(387,899,841)
Change in net unrealized appreciation (depreciation)	4,223,333,227	743,457,384
Net increase (decrease) in net assets resulting from operations	4,715,445,969	457,786,145
Distributions to shareholders	(135,662,713)	(82,379,037)

Share transactions
Proceeds from sales of shares	10,051,228,797	6,253,077,049
Reinvestment of distributions	119,504,458	72,260,562
Cost of shares redeemed	(5,585,256,177)	(2,468,414,952)

Net increase (decrease) in net assets resulting from share transactions	4,585,477,078	3,856,922,659
Total increase (decrease) in net assets	9,165,260,334	4,232,329,767

Net Assets
Beginning of period	12,953,183,320	8,720,853,553
End of period	$22,118,443,654	$12,953,183,320

Other Information
Shares
Sold	356,440,425	278,500,617
Issued in reinvestment of distributions	4,187,420	3,381,907
Redeemed	(196,321,249)	(111,204,559)
Net increase (decrease)	164,306,596	170,677,965

Financial Highlights
Fidelity® Large Cap Growth Index Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.05	$23.70	$25.63	$17.27	$15.75
Income from Investment Operations
Net investment income (loss) A,B	.23	.23	.19	.18	.20
Net realized and unrealized gain (loss)	7.41	.30	(1.46)	8.60	1.50
Total from investment operations	7.64	.53	(1.27)	8.78	1.70
Distributions from net investment income	(.22)	(.18)	(.16)	(.18)	(.17)
Distributions from net realized gain	-	-	(.50)	(.24)	(.01)
Total distributions	(.22)	(.18)	(.66)	(.42)	(.18)
Net asset value, end of period	$31.47	$24.05	$23.70	$25.63	$17.27
Total Return C	31.85%	2.33%	(5.39)%	51.34%	10.84%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.04%	.04%	.04%	.04%	.04%
Expenses net of fee waivers, if any	.04%	.04%	.04%	.04%	.04%
Expenses net of all reductions	.03%	.03%	.04%	.04%	.04%
Net investment income (loss)	.80%	1.01%	.70%	.82%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$22,118,444	$12,953,183	$8,720,854	$7,121,373	$4,042,492
Portfolio turnover rate F	15 % G	12%	14%	21%	15%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Large Cap Growth Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may operate as a non-diversified fund, as defined under the 1940 Act, to the approximate extent the Index is non-diversified.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, certain deemed distributions, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,257,975,324
Gross unrealized depreciation	(512,860,875)
Net unrealized appreciation (depreciation)	$6,745,114,449
Tax Cost	$15,501,867,550

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(396,549,821)
Net unrealized appreciation (depreciation) on securities and other investments	$6,745,114,449

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(253,308,426)
Long-term	(143,241,395)
Total capital loss carryforward	$(396,549,821)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$135,662,713	$82,379,037
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Index Fund	8,088,879,510	2,718,444,291

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Large Cap Growth Index Fund	26,112,359	428,559,748	748,945,115
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .035% of the Fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .035% of average net assets. This expense contract will remain in place through June 30, 2025.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding is presented in the table below. Interest expense on borrowings is paid by the investment adviser under the Expense Contract.

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate
Fidelity Large Cap Growth Index Fund	Borrower	185,289,000	5.34%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Large Cap Growth Index Fund	24,381	6,774	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $19,060.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Large Cap Growth Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Large Cap Growth Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity® Large Cap Growth Index Fund	.03%
Actual		$ 1,000	$ 1,236.20	$ .17
Hypothetical-B		$ 1,000	$ 1,024.71	$ .15

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $3,454,948 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% and 94% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.86% and 95.79% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.13% and 3.68% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9879605.107
LC1-I-ANN-0624
Fidelity Flex® Funds

Fidelity Flex® Small Cap Index Fund

Annual Report
April 30, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Small Cap Index Fund	13.47%	5.95%	6.88%

A   From March 9, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Small Cap Index Fund, on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 22.66% for the 12 months ending April 30, 2024, according to the S&P 500® index, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, the S&P 500® continued its late-2023 momentum and ended March at its all-time high before snapping a five-month uptrend in April (-4.08%). Growth stocks led the broad rally, mostly driven by a narrow set of firms in the communication services (+41%) and information technology (+37%) sectors, largely due to excitement for AI. In particular, semiconductor-related stocks (+104%) were a standout. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% in the final two months of 2023 and 10.56% the first quarter. Risk assets were further aided on March 20, when the central bank held steady its benchmark federal funds rate and affirmed its projection to cut in 2024. The index then slipped in April, as inflation remained stickier than expected, spurring doubts of a soft economic landing. For the full 12 months, the financials, industrials and consumer discretionary sectors each gained about 24%. In sharp contrast, real estate and the defensive-oriented utilities sector each roughly broke even. Other notable "laggards" included consumer staples (+3%) and health care (+7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2024, the fund gained 13.47%, versus 13.32% for the benchmark Russell 2000 Index. By sector, industrials gained about 23% and contributed most, driven by the capital goods industry (+29%). Information technology stocks also helped (+28%). Financials rose roughly 16%, energy gained 28% and consumer discretionary advanced 11%. Other notable contributors included the materials (+12%), real estate (+7%) and consumer staples (+9%) sectors. In contrast, utilities returned approximately -12% and detracted most. Communication services (-9%) and health care (-1%), especially in the health care equipment & services industry (-11%), also hurt. Turning to individual stocks, the biggest contributor was Super Micro Computer (+715%), from the technology hardware & equipment industry. MicroStrategy, within the software & services group, gained 224% and boosted the fund. Carvana (+288%), from the consumer discretionary distribution & retail category, also boosted the fund. Immunogen (+480%), from the pharmaceuticals, biotechnology & life sciences category, also helped. Lastly, Comfort Systems USA (+108%), a stock in the capital goods industry, boosted the fund. Conversely, the biggest individual detractor was Fox Factory Holding (-65%), from the automobiles & components group. Arcadium Lithium (-35%), from the materials category, also hurt. In pharmaceuticals, biotechnology & life sciences, Revance Therapeutics (-89%) and Pacific Biosciences (-84%) detracted. Lastly, Shoals Technologies, within the capital goods category, returned about -60% and hurt the fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Super Micro Computer, Inc.	1.7
MicroStrategy, Inc. Class A	0.6
Comfort Systems U.S.A., Inc.	0.5
Onto Innovation, Inc.	0.4
Weatherford International PLC	0.4
elf Beauty, Inc.	0.4
Carvana Co. Class A	0.4
Viking Therapeutics, Inc.	0.3
API Group Corp.	0.3
Light & Wonder, Inc. Class A	0.3
5.3

Market Sectors (% of Fund's net assets)

Industrials	17.5
Financials	16.0
Health Care	14.8
Information Technology	14.6
Consumer Discretionary	10.4
Energy	7.5
Real Estate	5.6
Materials	4.7
Consumer Staples	3.3
Utilities	2.6
Communication Services	2.1

Asset Allocation (% of Fund's net assets)

Futures - 0.9%

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.4%
Anterix, Inc. (a)	1,823	57,461
AST SpaceMobile, Inc. (a)(b)	16,074	35,524
ATN International, Inc.	1,494	28,506
Bandwidth, Inc. (a)	3,236	58,895
Cogent Communications Group, Inc.	6,077	390,022
Consolidated Communications Holdings, Inc. (a)	10,183	43,991
Globalstar, Inc. (a)	101,360	130,754
IDT Corp. Class B	2,128	75,629
Liberty Latin America Ltd.:
Class A (a)	4,590	34,655
Class C (a)	19,086	143,908
Lumen Technologies, Inc. (a)	139,379	165,861
Ooma, Inc. (a)	3,481	24,576
Shenandoah Telecommunications Co.	6,647	85,215
		1,274,997
Entertainment - 0.4%
Atlanta Braves Holdings, Inc.	6,468	242,097
Atlanta Braves Holdings, Inc. Class A	1,253	50,546
Cinemark Holdings, Inc. (a)	15,223	260,922
Eventbrite, Inc. (a)	10,690	56,443
IMAX Corp. (a)	6,196	99,198
Lions Gate Entertainment Corp.:
Class A (a)	8,870	89,498
Class B (a)	15,939	150,305
Loop Media, Inc. (a)(b)	5,522	1,696
Madison Square Garden Entertainment Corp.	5,550	217,283
Marcus Corp.	3,247	42,341
Playstudios, Inc. Class A (a)	11,933	25,775
Reservoir Media, Inc. (a)	2,830	25,329
Sphere Entertainment Co. (a)	3,713	144,287
Vivid Seats, Inc. Class A (a)	10,324	54,304
		1,460,024
Interactive Media & Services - 0.6%
Bumble, Inc. (a)	13,972	141,117
CarGurus, Inc. Class A (a)	13,354	299,931
Cars.com, Inc. (a)	9,304	155,470
DHI Group, Inc. (a)	5,526	12,931
EverQuote, Inc. Class A (a)	3,005	60,611
fuboTV, Inc. (a)	38,846	55,161
Grindr, Inc. (a)	5,516	54,002
MediaAlpha, Inc. Class A (a)	3,157	63,929
Nextdoor Holdings, Inc. (a)	20,687	42,201
Outbrain, Inc. (a)	5,314	21,522
QuinStreet, Inc. (a)	7,313	132,292
Shutterstock, Inc.	3,424	146,239
System1, Inc. (a)(b)	4,327	7,399
TrueCar, Inc. (a)	12,568	33,180
Vimeo, Inc. (a)	21,370	76,718
Yelp, Inc. (a)	9,279	373,387
Ziff Davis, Inc. (a)	6,353	318,349
ZipRecruiter, Inc. (a)	9,381	96,437
		2,090,876
Media - 0.6%
Advantage Solutions, Inc. Class A (a)	12,500	53,250
AMC Networks, Inc. Class A (a)	4,226	44,880
Boston Omaha Corp. (a)	3,242	50,056
Cardlytics, Inc. (a)	5,149	63,075
Clear Channel Outdoor Holdings, Inc. (a)	52,107	72,429
E.W. Scripps Co. Class A (a)	8,461	31,813
EchoStar Corp. Class A (a)	16,950	271,031
Emerald Holding, Inc. (a)	2,155	12,391
Entravision Communication Corp. Class A (b)	8,183	17,102
Gambling.com Group Ltd. (a)	2,098	18,148
Gannett Co., Inc. (a)	20,028	48,468
Gray Television, Inc.	11,655	67,016
iHeartMedia, Inc. (a)	14,755	30,986
Integral Ad Science Holding Corp. (a)	9,401	90,156
John Wiley & Sons, Inc. Class A	4,997	187,737
Magnite, Inc. (a)	18,799	165,995
PubMatic, Inc. (a)	5,817	130,533
Scholastic Corp.	3,586	127,733
Sinclair, Inc. Class A	4,622	56,851
Stagwell, Inc. (a)	11,780	70,091
TechTarget, Inc. (a)	3,620	99,550
TEGNA, Inc.	27,391	373,613
Thryv Holdings, Inc. (a)	4,287	98,644
Townsquare Media, Inc.	1,654	19,964
Urban One, Inc.:
Class A (a)	514	1,023
Class D (non-vtg.) (a)	2,303	3,570
WideOpenWest, Inc. (a)	6,659	23,773
		2,229,878
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	9,239	83,705
Spok Holdings, Inc.	2,550	39,398
Telephone & Data Systems, Inc.	13,816	216,220
		339,323
TOTAL COMMUNICATION SERVICES		7,395,098
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 1.2%
Adient PLC (a)	12,642	377,617
American Axle & Manufacturing Holdings, Inc. (a)	15,852	116,354
Cooper-Standard Holding, Inc. (a)	2,357	36,369
Dana, Inc.	18,024	224,038
Dorman Products, Inc. (a)	3,655	319,630
Fox Factory Holding Corp. (a)	5,925	230,601
Gentherm, Inc. (a)	4,565	230,852
Holley, Inc. (a)	7,502	30,158
LCI Industries	3,435	357,171
Luminar Technologies, Inc. (a)(b)	39,595	58,205
Modine Manufacturing Co. (a)	7,162	663,416
Patrick Industries, Inc.	2,934	306,574
Solid Power, Inc. (a)(b)	22,149	37,432
Standard Motor Products, Inc.	2,849	91,453
Stoneridge, Inc. (a)	3,601	53,943
The Goodyear Tire & Rubber Co. (a)	39,050	467,038
Visteon Corp. (a)	3,823	422,938
XPEL, Inc. (a)	3,151	165,585
		4,189,374
Automobiles - 0.1%
LiveWire Group, Inc. (a)(b)	2,642	17,675
Winnebago Industries, Inc.	3,978	244,965
Workhorse Group, Inc. (a)(b)	30,862	4,666
		267,306
Broadline Retail - 0.1%
Big Lots, Inc.	3,895	13,710
ContextLogic, Inc. (a)	3,357	18,631
Dillard's, Inc. Class A	476	208,483
Qurate Retail, Inc. (a)	162	619
Savers Value Village, Inc.	3,538	58,448
		299,891
Distributors - 0.0%
Weyco Group, Inc.	859	25,212
Diversified Consumer Services - 1.1%
2U, Inc. (a)	10,985	2,724
Adtalem Global Education, Inc. (a)	5,447	270,280
Carriage Services, Inc.	1,860	47,579
Chegg, Inc. (a)	15,895	82,177
Coursera, Inc. (a)	18,441	188,467
Duolingo, Inc. (a)	4,116	929,187
European Wax Center, Inc. (a)	4,710	55,390
Frontdoor, Inc. (a)	11,234	344,771
Graham Holdings Co.	484	339,463
Laureate Education, Inc. Class A	18,251	264,640
Lincoln Educational Services Corp. (a)	3,367	35,892
Nerdy, Inc. Class A (a)	8,823	22,852
OneSpaWorld Holdings Ltd. (a)	11,571	147,183
Perdoceo Education Corp.	9,000	164,700
Strategic Education, Inc.	3,149	361,631
Stride, Inc. (a)	5,896	393,558
Udemy, Inc. (a)	12,491	125,160
Universal Technical Institute, Inc. (a)	5,552	84,501
WW International, Inc. (a)	7,381	13,360
		3,873,515
Hotels, Restaurants & Leisure - 2.1%
Accel Entertainment, Inc. (a)	7,489	80,432
Bally's Corp. (a)	4,036	53,033
Biglari Holdings, Inc. Class B (a)	99	19,514
BJ's Restaurants, Inc. (a)	3,113	101,453
Bloomin' Brands, Inc.	12,160	313,606
Bowlero Corp. Class A (b)	2,345	27,554
Brinker International, Inc. (a)	6,079	325,834
Carrols Restaurant Group, Inc.	4,841	46,086
Century Casinos, Inc. (a)	3,486	10,353
Chuy's Holdings, Inc. (a)	2,362	69,585
Cracker Barrel Old Country Store, Inc. (b)	3,070	178,643
Dave & Buster's Entertainment, Inc. (a)	4,699	250,927
Denny's Corp. (a)	6,849	54,929
Dine Brands Global, Inc.	2,146	94,639
El Pollo Loco Holdings, Inc. (a)	3,818	32,529
Empire Resorts, Inc. (c)	126	0
Everi Holdings, Inc. (a)	11,324	92,517
First Watch Restaurant Group, Inc. (a)	3,139	80,107
Full House Resorts, Inc. (a)	4,386	22,369
Global Business Travel Group, Inc. (a)(b)	4,584	27,733
Golden Entertainment, Inc.	2,796	89,612
Hilton Grand Vacations, Inc. (a)	10,958	456,291
Inspired Entertainment, Inc. (a)	3,045	25,883
International Game Technology PLC	15,091	297,896
Jack in the Box, Inc.	2,733	155,972
Krispy Kreme, Inc. (b)	12,114	153,242
Kura Sushi U.S.A., Inc. Class A (a)	811	89,275
Life Time Group Holdings, Inc. (a)	6,192	84,583
Light & Wonder, Inc. Class A (a)	12,551	1,120,302
Lindblad Expeditions Holdings (a)	4,916	36,083
Monarch Casino & Resort, Inc.	1,881	127,475
Mondee Holdings, Inc. (a)	6,208	13,596
Nathan's Famous, Inc.	381	24,616
Noodles & Co. (a)	5,250	7,928
Papa John's International, Inc.	4,542	280,196
PlayAGS, Inc. (a)	5,235	46,277
Portillo's, Inc. (a)	6,347	77,814
Potbelly Corp. (a)	3,580	36,480
RCI Hospitality Holdings, Inc.	1,211	61,470
Red Robin Gourmet Burgers, Inc. (a)(b)	2,241	16,920
Red Rock Resorts, Inc.	6,588	349,955
Rush Street Interactive, Inc. (a)	9,004	57,536
Sabre Corp. (a)	46,126	132,382
Shake Shack, Inc. Class A (a)	5,251	555,818
Six Flags Entertainment Corp. (a)	10,162	239,620
Super Group SGHC Ltd. (a)	18,734	59,199
Sweetgreen, Inc. Class A (a)	13,621	306,064
Target Hospitality Corp. (a)	4,375	48,672
The Cheesecake Factory, Inc.	6,622	228,591
The ONE Group Hospitality, Inc. (a)	2,894	15,512
United Parks & Resorts, Inc. (a)	5,053	256,793
Xponential Fitness, Inc. (a)	3,208	40,902
		7,374,798
Household Durables - 2.2%
Beazer Homes U.S.A., Inc. (a)	4,087	114,559
Cavco Industries, Inc. (a)	1,167	425,033
Century Communities, Inc.	3,954	313,631
Cricut, Inc. (b)	6,588	35,048
Dream Finders Homes, Inc. (a)	3,399	120,665
Ethan Allen Interiors, Inc.	3,194	90,199
GoPro, Inc. Class A (a)	16,552	28,635
Green Brick Partners, Inc. (a)	3,624	196,167
Helen of Troy Ltd. (a)	3,298	305,758
Hooker Furnishings Corp.	1,481	25,177
Hovnanian Enterprises, Inc. Class A (a)	677	100,081
Installed Building Products, Inc.	3,299	777,673
iRobot Corp. (a)	3,808	32,596
KB Home	9,452	612,112
La-Z-Boy, Inc.	6,045	198,518
Landsea Homes Corp. (a)	2,762	31,901
Legacy Housing Corp. (a)	1,530	31,166
LGI Homes, Inc. (a)	2,896	260,437
Lovesac (a)	2,004	44,449
M/I Homes, Inc. (a)	3,749	435,709
Meritage Homes Corp.	5,059	838,479
Purple Innovation, Inc.	7,493	11,389
Skyline Champion Corp. (a)	7,527	564,450
Snap One Holdings Corp. (a)	2,647	28,005
Sonos, Inc. (a)	17,189	290,494
Taylor Morrison Home Corp. (a)	14,383	805,592
Traeger, Inc. (a)	4,726	10,161
TRI Pointe Homes, Inc. (a)	13,339	491,542
United Homes Group, Inc. (a)(b)	693	4,629
Vizio Holding Corp. (a)	10,575	112,095
VOXX International Corp. (a)	1,479	8,726
Worthington Enterprises, Inc.	4,292	245,331
		7,590,407
Leisure Products - 0.4%
Acushnet Holdings Corp.	4,226	257,701
AMMO, Inc. (a)	12,611	32,032
Clarus Corp.	4,006	25,358
Escalade, Inc.	1,450	18,067
Funko, Inc. (a)	5,270	32,094
JAKKS Pacific, Inc. (a)	1,080	20,423
Johnson Outdoors, Inc. Class A	718	29,445
Latham Group, Inc. (a)	5,654	15,831
Malibu Boats, Inc. Class A (a)	2,856	97,161
Marine Products Corp.	1,166	12,535
MasterCraft Boat Holdings, Inc. (a)	2,333	47,197
Smith & Wesson Brands, Inc.	6,317	107,199
Solo Brands, Inc. Class A (a)	2,476	4,655
Sturm, Ruger & Co., Inc.	2,410	111,414
Topgolf Callaway Brands Corp. (a)	19,979	320,064
Vista Outdoor, Inc. (a)	8,025	281,597
		1,412,773
Specialty Retail - 2.7%
1-800-FLOWERS.com, Inc. Class A (a)	3,656	33,160
Abercrombie & Fitch Co. Class A (a)	6,789	824,999
Academy Sports & Outdoors, Inc.	10,042	585,449
America's Car Mart, Inc. (a)	810	46,364
American Eagle Outfitters, Inc.	25,408	616,398
Arko Corp.	10,973	47,184
Asbury Automotive Group, Inc. (a)	2,877	604,860
BARK, Inc. (a)	19,384	21,322
Beyond, Inc. (a)	6,250	125,813
Big 5 Sporting Goods Corp.	3,067	10,857
Boot Barn Holdings, Inc. (a)	4,200	447,174
Build-A-Bear Workshop, Inc.	1,782	53,745
Caleres, Inc.	4,746	174,795
Camping World Holdings, Inc.	5,774	117,039
CarParts.com, Inc. (a)	7,303	8,983
Carvana Co. Class A (a)	14,331	1,188,327
Designer Brands, Inc. Class A	5,809	53,966
Destination XL Group, Inc. (a)	7,993	25,658
Duluth Holdings, Inc. (a)	1,596	6,719
Envela Corp. (a)	1,078	4,625
EVgo, Inc. Class A (a)(b)	14,616	26,455
Foot Locker, Inc.	11,441	238,545
Genesco, Inc. (a)	1,537	38,901
Group 1 Automotive, Inc.	1,895	557,168
GrowGeneration Corp. (a)	7,852	23,477
Guess?, Inc.	3,922	105,031
Haverty Furniture Companies, Inc.	2,076	63,941
Hibbett, Inc.	1,609	138,760
J. Jill, Inc. (a)	596	14,852
Lands' End, Inc. (a)	2,099	28,714
Lazydays Holdings, Inc. (a)	1,052	3,724
Leslie's, Inc. (a)	24,585	96,619
MarineMax, Inc. (a)	3,064	75,589
Monro, Inc.	4,133	112,624
National Vision Holdings, Inc. (a)	10,732	186,951
OneWater Marine, Inc. Class A (a)	1,601	33,157
PetMed Express, Inc.	2,888	11,408
Rent the Runway, Inc. Class A (a)(b)	350	3,553
Revolve Group, Inc. (a)	5,577	111,038
Sally Beauty Holdings, Inc. (a)	14,932	162,012
Shoe Carnival, Inc.	2,516	84,135
Signet Jewelers Ltd.	6,071	595,140
Sleep Number Corp. (a)	2,973	39,571
Sonic Automotive, Inc. Class A (sub. vtg.)	2,032	117,531
Sportsman's Warehouse Holdings, Inc. (a)	4,810	15,392
Stitch Fix, Inc. (a)	12,621	26,757
The Aaron's Co., Inc.	4,301	29,720
The Buckle, Inc.	4,283	160,141
The Cato Corp. Class A (sub. vtg.)	2,421	11,669
The Children's Place, Inc. (a)(b)	1,611	11,213
The ODP Corp. (a)	4,400	224,004
thredUP, Inc. (a)	9,663	15,461
Tile Shop Holdings, Inc. (a)	4,085	27,451
Tilly's, Inc. (a)	2,825	17,148
Torrid Holdings, Inc. (a)(b)	1,626	8,244
Upbound Group, Inc.	7,444	230,838
Urban Outfitters, Inc. (a)	8,874	345,731
Warby Parker, Inc. (a)	11,912	139,847
Winmark Corp.	393	141,213
Zumiez, Inc. (a)	2,184	37,565
		9,308,727
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A (a)(b)	12,797	7,720
Figs, Inc. Class A (a)	17,726	90,580
Fossil Group, Inc. (a)(b)	6,297	4,898
G-III Apparel Group Ltd. (a)	5,747	161,778
Hanesbrands, Inc. (a)	48,819	222,615
Kontoor Brands, Inc.	7,803	484,254
Movado Group, Inc.	2,137	54,429
Oxford Industries, Inc.	2,077	223,859
Rocky Brands, Inc.	942	24,275
Steven Madden Ltd.	10,253	414,324
Vera Bradley, Inc. (a)	3,428	22,591
Wolverine World Wide, Inc.	10,794	115,928
		1,827,251
TOTAL CONSUMER DISCRETIONARY		36,169,254
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Coca-Cola Consolidated, Inc.	664	548,464
Duckhorn Portfolio, Inc. (a)	7,292	61,763
MGP Ingredients, Inc.	2,216	173,823
National Beverage Corp. (a)	3,268	145,426
Primo Water Corp.	21,782	411,026
The Vita Coco Co., Inc. (a)	5,260	127,502
Zevia PBC (a)	3,394	2,922
		1,470,926
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc.	4,492	246,790
Chefs' Warehouse Holdings (a)	4,922	162,820
HF Foods Group, Inc. (a)	5,355	15,637
Ingles Markets, Inc. Class A	1,949	139,841
Natural Grocers by Vitamin Cottage, Inc.	1,365	22,331
PriceSmart, Inc.	3,542	285,450
SpartanNash Co.	4,736	90,410
Sprouts Farmers Market LLC (a)	14,146	934,060
United Natural Foods, Inc. (a)	8,081	72,163
Village Super Market, Inc. Class A	1,222	34,179
Weis Markets, Inc.	2,280	143,936
		2,147,617
Food Products - 0.9%
Alico, Inc.	992	27,687
B&G Foods, Inc. Class A	10,807	119,958
Benson Hill, Inc. (a)	24,261	4,452
Beyond Meat, Inc. (a)(b)	8,147	55,237
BRC, Inc. Class A (a)(b)	5,495	21,431
Cal-Maine Foods, Inc.	5,727	316,875
Calavo Growers, Inc.	2,438	65,704
Dole PLC	9,978	121,432
Forafric Global PLC (a)(b)	566	5,813
Fresh Del Monte Produce, Inc.	4,736	121,100
J&J Snack Foods Corp.	2,098	288,034
John B. Sanfilippo & Son, Inc.	1,248	124,426
Lancaster Colony Corp.	2,716	518,240
Limoneira Co.	2,463	48,718
Mission Produce, Inc. (a)	6,701	76,056
Seneca Foods Corp. Class A (a)	673	39,095
SunOpta, Inc. (a)	13,097	85,785
The Hain Celestial Group, Inc. (a)	12,151	74,607
The Simply Good Foods Co. (a)	12,623	460,108
TreeHouse Foods, Inc. (a)	7,022	263,676
Utz Brands, Inc. Class A	10,053	181,256
Vital Farms, Inc. (a)	4,328	115,817
Westrock Coffee Holdings (a)(b)	3,920	39,749
		3,175,256
Household Products - 0.3%
Central Garden & Pet Co. (a)	1,374	56,265
Central Garden & Pet Co. Class A (non-vtg.)	7,142	253,041
Energizer Holdings, Inc.	9,938	285,419
Oil-Dri Corp. of America	686	47,506
WD-40 Co.	1,888	426,933
		1,069,164
Personal Care Products - 0.9%
BellRing Brands, Inc. (a)	18,276	1,008,287
Edgewell Personal Care Co.	6,914	260,105
elf Beauty, Inc. (a)	7,501	1,219,138
Herbalife Ltd. (a)	13,784	119,232
Inter Parfums, Inc.	2,548	296,536
MediFast, Inc.	1,496	41,185
Nature's Sunshine Products, Inc. (a)	1,813	35,263
Nu Skin Enterprises, Inc. Class A	6,906	81,215
The Beauty Health Co. (a)	11,202	36,182
USANA Health Sciences, Inc. (a)	1,559	64,730
Waldencast PLC (a)	4,045	19,699
		3,181,572
Tobacco - 0.2%
Ispire Technology, Inc.	2,345	12,124
Turning Point Brands, Inc.	2,420	69,793
Universal Corp.	3,376	173,628
Vector Group Ltd.	20,106	208,097
		463,642
TOTAL CONSUMER STAPLES		11,508,177
ENERGY - 7.5%
Energy Equipment & Services - 2.6%
Archrock, Inc.	19,341	371,154
Atlas Energy Solutions, Inc.	2,486	55,214
Borr Drilling Ltd.	30,574	162,042
Bristow Group, Inc. (a)	3,215	84,587
Cactus, Inc.	9,111	452,270
Championx Corp.	27,205	913,272
Core Laboratories, Inc.	6,491	102,558
Diamond Offshore Drilling, Inc. (a)	14,145	173,135
DMC Global, Inc. (a)	2,679	42,462
Dril-Quip, Inc. (a)	4,715	85,719
Expro Group Holdings NV (a)	12,518	234,838
Forum Energy Technologies, Inc. (a)	1,333	24,860
Helix Energy Solutions Group, Inc. (a)	20,036	215,187
Helmerich & Payne, Inc.	13,537	532,410
KLX Energy Services Holdings, Inc. (a)	1,568	10,396
Kodiak Gas Services, Inc.	2,221	60,367
Liberty Oilfield Services, Inc. Class A	22,840	502,480
Mammoth Energy Services, Inc. (a)	2,755	8,954
Nabors Industries Ltd. (a)	1,246	89,749
Newpark Resources, Inc. (a)	10,396	72,148
Noble Corp. PLC	15,661	695,035
Oceaneering International, Inc. (a)	13,960	319,824
Oil States International, Inc. (a)	8,514	33,971
Patterson-UTI Energy, Inc.	49,103	531,294
ProFrac Holding Corp. (a)	3,549	25,801
ProPetro Holding Corp. (a)	12,971	113,107
Ranger Energy Services, Inc. Class A	2,082	20,487
RPC, Inc.	11,977	80,126
SEACOR Marine Holdings, Inc. (a)	3,322	40,595
Seadrill Ltd. (a)	6,509	316,012
Select Water Solutions, Inc. Class A	11,044	102,047
Solaris Oilfield Infrastructure, Inc. Class A	4,209	37,081
TETRA Technologies, Inc. (a)	17,494	75,049
Tidewater, Inc. (a)	6,461	593,443
U.S. Silica Holdings, Inc. (a)	10,438	161,058
Valaris Ltd. (a)	8,258	537,265
Weatherford International PLC (a)	9,883	1,221,736
		9,097,733
Oil, Gas & Consumable Fuels - 4.9%
Amplify Energy Corp. (a)	5,092	35,950
Ardmore Shipping Corp.	5,868	98,289
Berry Corp.	10,642	90,351
California Resources Corp.	9,677	511,526
Centrus Energy Corp. Class A (a)	1,729	74,226
Chord Energy Corp.	5,816	1,029,316
Chord Energy Corp.:
warrants 9/1/24 (a)	224	8,006
warrants 9/1/25 (a)	111	2,907
Civitas Resources, Inc.	11,258	810,126
Clean Energy Fuels Corp. (a)	22,991	53,339
CNX Resources Corp. (a)	21,701	510,408
Comstock Resources, Inc.	12,755	128,315
CONSOL Energy, Inc.	4,250	351,730
Crescent Energy, Inc. Class A	10,713	113,986
CVR Energy, Inc.	4,117	125,074
Delek U.S. Holdings, Inc.	8,839	241,570
DHT Holdings, Inc.	18,956	216,478
Dorian LPG Ltd.	4,775	197,303
Empire Petroleum Corp. (a)(b)	2,039	10,562
enCore Energy Corp. (a)(b)	22,657	99,917
Energy Fuels, Inc. (a)(b)	22,255	115,281
Equitrans Midstream Corp.	60,666	820,811
Evolution Petroleum Corp.	4,554	24,592
Excelerate Energy, Inc.	2,520	42,487
FLEX LNG Ltd.	4,121	107,187
FutureFuel Corp.	3,592	19,469
Gevo, Inc. (a)	33,692	22,196
Golar LNG Ltd.	13,742	336,954
Granite Ridge Resources, Inc.	4,762	31,048
Green Plains, Inc. (a)	8,188	169,246
Gulfport Energy Corp. (a)	1,516	240,604
Hallador Energy Co. (a)	3,085	15,764
HighPeak Energy, Inc. (b)	1,646	23,390
International Seaways, Inc.	5,655	312,665
Kinetik Holdings, Inc.	5,087	195,036
Kosmos Energy Ltd. (a)	63,325	359,053
Magnolia Oil & Gas Corp. Class A	24,521	614,741
Matador Resources Co.	15,742	980,727
Murphy Oil Corp.	20,169	900,344
NACCO Industries, Inc. Class A	556	15,312
Nextdecade Corp. (a)	10,628	68,232
Nordic American Tanker Shipping Ltd.	28,534	111,283
Northern Oil & Gas, Inc.	12,241	499,310
Overseas Shipholding Group, Inc.	7,963	48,415
Par Pacific Holdings, Inc. (a)	7,689	236,821
PBF Energy, Inc. Class A	15,335	816,895
Peabody Energy Corp.	15,661	343,602
Permian Resource Corp. Class A	63,416	1,062,218
PrimeEnergy Corp. (a)	95	9,734
Rex American Resources Corp. (a)	2,170	120,066
Riley Exploration Permian, Inc.	1,239	32,127
Ring Energy, Inc. (a)	16,670	31,673
SandRidge Energy, Inc.	4,359	59,718
Scorpio Tankers, Inc.	6,637	466,979
SFL Corp. Ltd.	16,039	213,800
SilverBow Resources, Inc. (a)	3,225	99,072
Sitio Royalties Corp.	11,535	268,073
SM Energy Co.	16,098	780,592
Talos Energy, Inc. (a)	19,302	254,400
Teekay Corp. (a)	8,493	62,169
Teekay Tankers Ltd.	3,310	192,874
Tellurian, Inc. (a)(b)	80,952	34,817
Uranium Energy Corp. (a)	53,618	361,922
VAALCO Energy, Inc.	14,662	93,837
Vertex Energy, Inc. (a)(b)	9,466	12,306
Vital Energy, Inc. (a)	3,243	171,944
Vitesse Energy, Inc.	3,551	78,797
W&T Offshore, Inc.	12,617	28,388
World Kinect Corp.	8,254	193,969
		16,810,319
TOTAL ENERGY		25,908,052
FINANCIALS - 16.0%
Banks - 8.4%
1st Source Corp.	2,290	113,584
ACNB Corp.	1,155	37,584
Amalgamated Financial Corp.	2,468	60,565
Amerant Bancorp, Inc. Class A	3,620	78,409
Ameris Bancorp	9,198	436,721
Ames National Corp.	1,137	21,887
Arrow Financial Corp.	2,033	45,275
Associated Banc-Corp.	20,982	442,091
Atlantic Union Bankshares Corp.	12,376	393,186
Axos Financial, Inc. (a)	7,615	385,395
Banc of California, Inc.	19,129	261,876
BancFirst Corp.	3,063	273,128
Bancorp, Inc., Delaware (a)	7,163	214,460
Bank First National Corp. (b)	1,309	101,042
Bank of Hawaii Corp.	5,460	309,527
Bank of Marin Bancorp	2,226	31,965
Bank7 Corp.	502	13,705
BankUnited, Inc.	10,331	276,148
Bankwell Financial Group, Inc.	791	18,138
Banner Corp.	4,728	206,283
Bar Harbor Bankshares	2,083	52,242
BayCom Corp.	1,510	29,868
BCB Bancorp, Inc.	2,025	19,076
Berkshire Hills Bancorp, Inc.	6,036	128,688
Blue Foundry Bancorp (a)	2,972	25,381
Blue Ridge Bankshares, Inc. (b)	2,388	5,970
Bridgewater Bancshares, Inc. (a)	2,875	31,280
Brookline Bancorp, Inc., Delaware	12,107	100,488
Burke & Herbert Financial Services Corp.	887	46,461
Business First Bancshares, Inc.	3,375	68,141
Byline Bancorp, Inc.	3,433	74,393
C & F Financial Corp.	417	16,334
Cadence Bank	25,336	701,047
Cambridge Bancorp	1,071	65,727
Camden National Corp.	1,971	61,535
Capital Bancorp, Inc.	1,341	26,015
Capital City Bank Group, Inc.	1,816	48,160
Capitol Federal Financial, Inc.	17,242	82,244
Carter Bankshares, Inc. (a)	2,940	35,780
Cathay General Bancorp	9,674	333,173
Central Pacific Financial Corp.	3,664	73,060
Chemung Financial Corp.	483	20,366
ChoiceOne Financial Services, Inc.	935	23,244
Citizens & Northern Corp.	2,104	35,873
Citizens Financial Services, Inc.	529	21,372
City Holding Co.	2,015	203,555
Civista Bancshares, Inc.	2,161	30,859
CNB Financial Corp., Pennsylvania	2,923	55,537
Coastal Financial Corp. of Washington (a)	1,557	60,225
Codorus Valley Bancorp, Inc.	1,291	28,660
Colony Bankcorp, Inc.	2,373	25,795
Columbia Financial, Inc. (a)	4,053	67,280
Community Bank System, Inc.	7,404	320,001
Community Trust Bancorp, Inc.	2,139	89,859
Community West Bank	2,236	38,392
ConnectOne Bancorp, Inc.	5,124	91,771
CrossFirst Bankshares, Inc. (a)	6,253	75,536
Customers Bancorp, Inc. (a)	4,011	183,182
CVB Financial Corp.	18,524	302,682
Dime Community Bancshares, Inc.	4,922	89,580
Eagle Bancorp, Inc.	4,110	75,994
Eastern Bankshares, Inc.	21,578	271,020
Enterprise Bancorp, Inc.	1,374	33,388
Enterprise Financial Services Corp.	5,051	191,989
Equity Bancshares, Inc.	2,062	68,685
Esquire Financial Holdings, Inc.	971	45,695
ESSA Bancorp, Inc.	1,117	18,095
Evans Bancorp, Inc. (b)	677	17,324
Farmers & Merchants Bancorp, Inc.	1,771	36,306
Farmers National Banc Corp.	4,985	58,973
FB Financial Corp.	4,906	179,805
Fidelity D & D Bancorp, Inc.	634	28,784
Financial Institutions, Inc.	2,132	36,713
First Bancorp, North Carolina	5,549	168,745
First Bancorp, Puerto Rico	23,266	401,339
First Bancshares, Inc.	4,301	102,966
First Bank Hamilton New Jersey	2,818	32,914
First Busey Corp.	7,180	160,401
First Business Finance Services, Inc.	1,097	36,278
First Commonwealth Financial Corp.	14,095	185,913
First Community Bankshares, Inc.	2,424	80,428
First Community Corp.	928	15,340
First Financial Bancorp, Ohio	13,098	289,597
First Financial Bankshares, Inc. (b)	18,113	535,420
First Financial Corp., Indiana	1,550	56,436
First Foundation, Inc.	7,087	38,837
First Interstate Bancsystem, Inc.	11,542	308,171
First Merchants Corp.	8,238	275,314
First Mid-Illinois Bancshares, Inc.	3,075	95,202
First of Long Island Corp.	2,988	28,296
First Western Financial, Inc. (a)	1,156	19,271
Five Star Bancorp	1,800	38,916
Flushing Financial Corp. (b)	3,834	42,251
FS Bancorp, Inc.	872	27,180
Fulton Financial Corp.	22,343	369,777
FVCBankcorp, Inc. (a)	2,140	24,631
German American Bancorp, Inc.	3,905	123,906
Glacier Bancorp, Inc.	15,507	561,043
Great Southern Bancorp, Inc.	1,195	61,423
Greene County Bancorp, Inc.	1,014	29,832
Guaranty Bancshares, Inc. Texas	1,138	32,695
Hancock Whitney Corp.	12,070	547,857
Hanmi Financial Corp.	4,212	64,444
HarborOne Bancorp, Inc.	5,455	55,259
HBT Financial, Inc.	1,907	35,194
Heartland Financial U.S.A., Inc.	5,878	247,523
Heritage Commerce Corp.	8,264	65,616
Heritage Financial Corp., Washington	4,800	85,152
Hilltop Holdings, Inc.	6,385	186,825
Hingham Institution for Savings	204	34,456
Home Bancorp, Inc.	1,005	35,175
Home Bancshares, Inc.	26,166	619,611
HomeStreet, Inc.	2,570	31,483
HomeTrust Bancshares, Inc.	2,006	51,554
Hope Bancorp, Inc.	16,154	161,863
Horizon Bancorp, Inc. Indiana	6,135	70,430
Independent Bank Corp.	2,773	68,798
Independent Bank Corp.	6,143	308,624
Independent Bank Group, Inc.	5,006	186,423
International Bancshares Corp.	7,479	416,206
John Marshall Bankcorp, Inc.	1,751	28,927
Kearny Financial Corp.	7,573	40,894
Lakeland Bancorp, Inc.	8,703	106,090
Lakeland Financial Corp.	3,444	202,404
LCNB Corp.	1,683	23,730
Live Oak Bancshares, Inc.	4,678	151,193
Macatawa Bank Corp.	3,685	51,590
Mainstreet Bancshares, Inc. (b)	892	13,621
Mercantile Bank Corp.	2,196	79,232
Metrocity Bankshares, Inc.	2,546	58,507
Metropolitan Bank Holding Corp. (a)	1,428	56,692
Mid Penn Bancorp, Inc.	1,977	39,995
Middlefield Banc Corp.	1,050	22,544
Midland States Bancorp, Inc.	2,961	64,846
MidWestOne Financial Group, Inc.	1,995	40,239
MVB Financial Corp.	1,605	28,842
National Bank Holdings Corp.	5,123	167,676
National Bankshares, Inc.	769	20,617
NBT Bancorp, Inc.	6,339	221,928
Nicolet Bankshares, Inc.	1,819	139,208
Northeast Bank	923	47,738
Northeast Community Bancorp, Inc.	1,727	27,252
Northfield Bancorp, Inc.	5,454	45,486
Northrim Bancorp, Inc.	755	36,089
Northwest Bancshares, Inc.	17,732	187,959
Norwood Financial Corp.	1,040	25,054
Oak Valley Bancorp Oakdale California	973	23,498
OceanFirst Financial Corp.	8,125	119,925
OFG Bancorp	6,436	232,404
Old National Bancorp, Indiana	43,788	724,254
Old Second Bancorp, Inc.	6,077	83,255
Orange County Bancorp, Inc.	733	31,673
Origin Bancorp, Inc.	4,050	120,285
Orrstown Financial Services, Inc.	1,433	37,573
Pacific Premier Bancorp, Inc.	13,253	284,940
Park National Corp.	1,994	262,630
Parke Bancorp, Inc.	1,402	23,077
Pathward Financial, Inc.	3,614	182,037
PCB Bancorp	1,485	21,622
Peapack-Gladstone Financial Corp.	2,304	51,564
Penns Woods Bancorp, Inc.	948	16,571
Peoples Bancorp, Inc.	4,862	141,192
Peoples Financial Services Corp.	975	36,923
Pioneer Bancorp, Inc. (a)	1,465	12,973
Plumas Bancorp	736	25,878
Ponce Financial Group, Inc. (a)	2,658	21,370
Preferred Bank, Los Angeles	1,790	135,485
Premier Financial Corp.	4,939	95,718
Primis Financial Corp.	2,858	27,780
Princeton Bancorp, Inc.	719	20,959
Provident Financial Services, Inc.	10,251	150,485
QCR Holdings, Inc.	2,293	126,023
RBB Bancorp	2,330	41,381
Red River Bancshares, Inc.	655	29,613
Renasant Corp.	7,615	221,292
Republic Bancorp, Inc., Kentucky Class A	1,158	58,734
S&T Bancorp, Inc.	5,313	160,187
Sandy Spring Bancorp, Inc.	6,127	125,297
Seacoast Banking Corp., Florida	11,748	271,026
ServisFirst Bancshares, Inc.	7,095	418,321
Shore Bancshares, Inc.	4,185	43,315
Sierra Bancorp	1,880	37,262
Simmons First National Corp. Class A	17,257	294,922
SmartFinancial, Inc.	2,152	44,224
South Plains Financial, Inc.	1,597	41,394
Southern First Bancshares, Inc. (a)	1,065	27,498
Southern Missouri Bancorp, Inc.	1,312	52,611
Southern States Bancshares, Inc.	1,060	25,620
Southside Bancshares, Inc.	3,952	105,360
Southstate Corp.	10,583	801,133
Stellar Bancorp, Inc.	6,761	150,094
Sterling Bancorp, Inc. (a)	2,610	12,345
Stock Yards Bancorp, Inc.	3,771	167,998
Summit Financial Group, Inc.	1,570	41,558
Texas Capital Bancshares, Inc. (a)	6,538	375,281
The Bank of NT Butterfield & Son Ltd.	6,780	230,520
The First Bancorp, Inc.	1,402	30,956
Third Coast Bancshares, Inc. (a)	1,815	35,247
Timberland Bancorp, Inc./Washington	1,054	25,718
Tompkins Financial Corp.	1,942	85,409
TowneBank	9,742	252,026
Trico Bancshares	4,313	149,963
Triumph Bancorp, Inc. (a)	3,086	217,131
Trustco Bank Corp., New York	2,553	67,961
Trustmark Corp.	8,481	251,038
UMB Financial Corp.	6,152	490,068
United Bankshares, Inc., West Virginia	18,159	589,441
United Community Bank, Inc.	16,104	406,304
Unity Bancorp, Inc.	961	25,870
Univest Corp. of Pennsylvania	4,062	84,774
USCB Financial Holdings, Inc.	1,514	16,866
Valley National Bancorp	60,071	421,098
Veritex Holdings, Inc.	7,298	142,165
Virginia National Bankshares C (b)	644	18,167
WaFd, Inc.	9,441	255,757
Washington Trust Bancorp, Inc.	2,356	59,984
WesBanco, Inc.	8,000	216,000
West Bancorp., Inc.	2,277	37,024
Westamerica Bancorp.	3,575	166,416
WSFS Financial Corp.	8,404	359,103
		29,107,506
Capital Markets - 1.4%
Alti Global, Inc. Class A (a)	3,131	14,403
Artisan Partners Asset Management, Inc.	8,551	349,992
Assetmark Financial Holdings, Inc. (a)	3,076	104,000
B. Riley Financial, Inc. (b)	2,807	96,561
Bakkt Holdings, Inc. Class A (a)(b)	374	2,510
BGC Group, Inc. Class A	49,718	389,292
BrightSphere Investment Group, Inc.	4,358	96,922
Cohen & Steers, Inc. (b)	3,625	249,328
Diamond Hill Investment Group, Inc.	378	56,405
Donnelley Financial Solutions, Inc. (a)	3,414	214,331
Forge Global Holdings, Inc. Class A (a)	15,756	28,833
GCM Grosvenor, Inc. Class A	5,780	54,563
Hamilton Lane, Inc. Class A	5,081	567,649
MarketWise, Inc. Class A	4,432	6,914
Moelis & Co. Class A	9,292	456,051
Open Lending Corp. (a)	13,940	71,094
P10, Inc.	6,050	42,955
Patria Investments Ltd.	7,792	104,413
Perella Weinberg Partners Class A	5,878	87,700
Piper Jaffray Companies	2,416	473,029
PJT Partners, Inc.	3,293	311,156
Silvercrest Asset Management Group Class A	1,291	18,913
StepStone Group, Inc. Class A	7,681	277,054
StoneX Group, Inc. (a)	3,744	271,814
Value Line, Inc.	115	4,163
Victory Capital Holdings, Inc.	3,735	189,962
Virtus Investment Partners, Inc.	949	208,135
WisdomTree Investments, Inc.	19,185	170,747
		4,918,889
Consumer Finance - 0.8%
Atlanticus Holdings Corp. (a)	614	16,240
Bread Financial Holdings, Inc.	6,895	254,494
Consumer Portfolio Services, Inc. (a)	1,138	9,741
Encore Capital Group, Inc. (a)	3,206	131,735
Enova International, Inc. (a)	3,933	238,064
FirstCash Holdings, Inc.	5,230	590,885
Green Dot Corp. Class A (a)	6,381	55,834
LendingClub Corp. (a)	15,271	114,838
LendingTree, Inc. (a)	1,514	73,081
Navient Corp.	11,440	171,829
Nelnet, Inc. Class A	1,763	166,039
NerdWallet, Inc. (a)	4,815	60,525
OppFi, Inc. Class A	1,387	3,703
PRA Group, Inc. (a)	5,371	127,776
PROG Holdings, Inc.	6,135	203,927
Regional Management Corp.	1,146	28,891
Upstart Holdings, Inc. (a)(b)	10,365	229,377
World Acceptance Corp. (a)	572	78,690
		2,555,669
Financial Services - 2.4%
A-Mark Precious Metals, Inc.	2,604	104,342
Acacia Research Corp. (a)	5,383	26,215
Alerus Financial Corp.	2,487	48,994
AvidXchange Holdings, Inc. (a)	20,943	244,195
Banco Latinoamericano de Comer Series E	3,822	108,583
Cannae Holdings, Inc. (a)	9,140	177,773
Cantaloupe, Inc. (a)	7,965	46,117
Cass Information Systems, Inc.	1,919	82,882
Compass Diversified Holdings	8,872	194,918
Enact Holdings, Inc.	4,125	122,636
Essent Group Ltd.	14,564	771,455
EVERTEC, Inc.	9,069	340,360
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	1,265	235,454
Finance of America Companies, Inc. (a)(b)	7,078	3,397
Flywire Corp. (a)	14,799	303,380
i3 Verticals, Inc. Class A (a)	3,160	71,764
International Money Express, Inc. (a)	4,394	88,891
Jackson Financial, Inc.	11,105	758,694
Marqeta, Inc. Class A (a)	65,592	364,036
Merchants Bancorp	2,207	89,008
Mr. Cooper Group, Inc. (a)	8,942	690,322
Newtekone, Inc.	3,317	35,790
NMI Holdings, Inc. (a)	11,068	341,558
Ocwen Financial Corp. (a)	897	20,936
PagSeguro Digital Ltd. (a)	27,640	344,118
Payoneer Global, Inc. (a)	37,009	182,824
Paysafe Ltd. (a)	4,593	65,312
Paysign, Inc. (a)	4,473	20,576
PennyMac Financial Services, Inc.	3,536	302,823
Priority Technology Holdings, Inc. (a)	2,423	7,778
Radian Group, Inc.	21,338	637,366
Remitly Global, Inc. (a)	18,897	336,934
Repay Holdings Corp. (a)	11,512	117,077
Security National Financial Corp. Class A	1,650	10,857
StoneCo Ltd. Class A (a)	40,454	631,082
SWK Holdings Corp. (a)	432	7,491
Velocity Financial, Inc. (a)	1,157	19,843
Walker & Dunlop, Inc.	4,433	406,196
Waterstone Financial, Inc.	2,301	26,093
		8,388,070
Insurance - 1.9%
AMBAC Financial Group, Inc. (a)	6,106	88,232
American Coastal Insurance Cor (a)	2,852	29,860
American Equity Investment Life Holding Co.	10,832	607,784
Amerisafe, Inc.	2,635	120,156
CNO Financial Group, Inc.	15,537	409,089
Crawford & Co. Class A	1,921	17,827
Donegal Group, Inc. Class A	2,082	27,982
eHealth, Inc. (a)	3,691	15,797
Employers Holdings, Inc.	3,525	150,130
Enstar Group Ltd. (a)	1,648	478,530
F&G Annuities & Life, Inc.	2,606	98,559
Fidelis Insurance Holdings Ltd.	8,476	157,484
Genworth Financial, Inc. Class A (a)	62,255	369,172
GoHealth, Inc. (a)	524	5,277
Goosehead Insurance (a)	2,991	170,218
Greenlight Capital Re, Ltd. (a)	3,559	43,135
Hamilton Insurance Group Ltd. (b)	2,368	32,157
HCI Group, Inc.	1,023	116,806
Hippo Holdings, Inc. (a)	1,503	32,149
Horace Mann Educators Corp.	5,694	209,881
Investors Title Co.	175	28,075
James River Group Holdings Ltd.	5,225	46,450
Kingsway Financial Services, Inc. (a)	1,555	13,840
Lemonade, Inc. (a)(b)	7,067	121,764
Maiden Holdings Ltd. (a)(b)	12,878	26,786
MBIA, Inc.	6,216	39,099
Mercury General Corp.	3,719	194,355
National Western Life Group, Inc.	316	154,467
NI Holdings, Inc. (a)	1,001	14,885
Oscar Health, Inc. (a)	22,412	389,296
Palomar Holdings, Inc. (a)	3,414	268,579
ProAssurance Corp.	7,001	93,533
Safety Insurance Group, Inc.	2,007	159,697
Selective Insurance Group, Inc.	8,354	849,184
Selectquote, Inc. (a)	19,150	28,917
Siriuspoint Ltd. (a)	9,960	117,329
Skyward Specialty Insurance Group, Inc. (a)	4,177	145,861
Stewart Information Services Corp.	3,732	231,421
The Baldwin Insurance Group, Inc. (a)	8,420	224,309
Tiptree, Inc.	3,304	52,633
Trupanion, Inc. (a)(b)	5,490	123,525
United Fire Group, Inc.	2,897	63,995
Universal Insurance Holdings, Inc.	3,344	65,275
		6,633,500
Mortgage Real Estate Investment Trusts - 1.1%
Angel Oak Mortgage (REIT), Inc.	1,710	18,006
Apollo Commercial Real Estate Finance, Inc.	20,325	195,730
Arbor Realty Trust, Inc. (b)	25,781	330,770
Ares Commercial Real Estate Corp.	7,531	51,135
Armour Residential REIT, Inc.	6,924	125,809
Blackstone Mortgage Trust, Inc. (b)	24,153	426,059
BrightSpire Capital, Inc.	18,856	118,604
Chimera Investment Corp.	31,565	130,048
Claros Mortgage Trust, Inc.	12,843	111,734
Dynex Capital, Inc.	7,974	93,057
Ellington Financial LLC	10,630	121,607
Franklin BSP Realty Trust, Inc.	11,969	149,493
Granite Point Mortgage Trust, Inc.	7,491	32,136
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	15,288	382,353
Invesco Mortgage Capital, Inc.	6,915	59,123
KKR Real Estate Finance Trust, Inc.	8,414	79,176
Ladder Capital Corp. Class A	16,138	173,161
MFA Financial, Inc.	14,608	154,699
New York Mortgage Trust, Inc.	12,950	88,708
Nexpoint Real Estate Finance, Inc.	1,131	14,658
Orchid Island Capital, Inc. (b)	7,396	61,609
PennyMac Mortgage Investment Trust	12,266	169,884
Ready Capital Corp.	22,846	194,648
Redwood Trust, Inc.	18,227	100,795
TPG RE Finance Trust, Inc.	9,673	70,903
Two Harbors Investment Corp.	14,647	184,992
		3,638,897
TOTAL FINANCIALS		55,242,531
HEALTH CARE - 14.8%
Biotechnology - 7.5%
2seventy bio, Inc. (a)	7,135	32,536
4D Molecular Therapeutics, Inc. (a)	5,672	135,731
89Bio, Inc. (a)	11,036	93,916
Aadi Bioscience, Inc. (a)	2,198	4,220
ACADIA Pharmaceuticals, Inc. (a)	17,037	284,688
Acelyrin, Inc.	9,921	41,470
Acrivon Therapeutics, Inc. (a)	1,802	16,380
Actinium Pharmaceuticals, Inc. (a)	3,923	30,207
Adicet Bio, Inc. (a)	7,067	10,530
ADMA Biologics, Inc. (a)	29,712	193,722
Aerovate Therapeutics, Inc. (a)	1,564	31,296
Agenus, Inc.	2,539	30,773
Agios Pharmaceuticals, Inc. (a)	7,678	249,535
Akero Therapeutics, Inc. (a)	8,509	169,244
Aldeyra Therapeutics, Inc. (a)	6,609	26,039
Alector, Inc. (a)	9,929	50,439
Alkermes PLC (a)	23,032	565,205
Allakos, Inc. (a)	9,090	9,545
Allogene Therapeutics, Inc. (a)	12,993	35,861
Allovir, Inc. (a)	6,986	5,550
Alpine Immune Sciences, Inc. (a)	5,346	345,298
Altimmune, Inc. (a)(b)	7,632	49,990
ALX Oncology Holdings, Inc. (a)	3,669	62,446
Amicus Therapeutics, Inc. (a)	40,302	402,617
AnaptysBio, Inc. (a)	2,570	62,554
Anavex Life Sciences Corp. (a)(b)	10,160	37,084
Anika Therapeutics, Inc. (a)	1,988	51,469
Annexon, Inc. (a)	9,228	41,987
Apogee Therapeutics, Inc.	5,752	289,326
Arbutus Biopharma Corp. (a)	17,402	47,507
Arcellx, Inc. (a)	5,335	266,857
Arcturus Therapeutics Holdings, Inc. (a)	3,244	82,949
Arcus Biosciences, Inc. (a)	7,431	113,174
Arcutis Biotherapeutics, Inc. (a)	11,068	92,086
Ardelyx, Inc. (a)	32,152	205,773
ArriVent Biopharma, Inc. (b)	1,419	23,442
Arrowhead Pharmaceuticals, Inc. (a)	16,131	364,883
Ars Pharmaceuticals, Inc. (a)	3,438	29,911
Astria Therapeutics, Inc. (a)	6,926	63,581
Atara Biotherapeutics, Inc. (a)(b)	13,486	9,305
Aura Biosciences, Inc. (a)	5,000	37,000
Aurinia Pharmaceuticals, Inc. (a)	18,867	96,033
Avid Bioservices, Inc. (a)	8,612	65,710
Avidity Biosciences, Inc. (a)	10,321	249,046
Avita Medical, Inc. (a)(b)	3,456	29,030
Beam Therapeutics, Inc. (a)	10,391	220,497
BioAtla, Inc. (a)	6,347	14,312
BioCryst Pharmaceuticals, Inc. (a)	26,314	108,677
Biohaven Ltd. (a)	9,510	368,988
Biomea Fusion, Inc. (a)(b)	2,787	29,932
BioVie, Inc. (a)	2,021	990
BioXcel Therapeutics, Inc. (a)	2,735	6,892
bluebird bio, Inc. (a)	27,435	24,338
Blueprint Medicines Corp. (a)	8,443	771,184
BridgeBio Pharma, Inc. (a)	16,199	415,018
Cabaletta Bio, Inc. (a)	4,793	51,021
CareDx, Inc. (a)	7,142	55,422
Cargo Therapeutics, Inc.	2,943	56,211
Caribou Biosciences, Inc. (a)	11,265	40,892
Carisma Therapeutics, Inc. (a)(b)	3,373	5,498
Cartesian Therapeutics, Inc.	529	11,675
Cartesian Therapeutics, Inc. rights (a)(c)	15,874	2,064
Catalyst Pharmaceutical Partners, Inc. (a)	15,506	233,365
Celcuity, Inc. (a)	2,502	39,457
Celldex Therapeutics, Inc. (a)	8,637	323,197
Century Therapeutics, Inc. (a)	3,048	8,870
Cerevel Therapeutics Holdings (a)	9,933	424,238
CG Oncology, Inc.	3,247	130,497
Chinook Therapeutics, Inc. rights (a)(c)	702	0
Cogent Biosciences, Inc. (a)	11,539	75,004
Coherus BioSciences, Inc. (a)	14,717	28,845
Compass Therapeutics, Inc. (a)	13,212	19,025
Crinetics Pharmaceuticals, Inc. (a)	9,172	401,917
Cue Biopharma, Inc. (a)	4,671	8,875
Cullinan Oncology, Inc. (a)	3,666	99,019
Cytokinetics, Inc. (a)	13,260	813,103
Day One Biopharmaceuticals, Inc. (a)	8,712	148,975
Deciphera Pharmaceuticals, Inc. (a)	7,482	189,070
Denali Therapeutics, Inc. (a)	16,601	256,319
Design Therapeutics, Inc. (a)	4,520	15,910
Disc Medicine, Inc. (a)	1,290	35,914
Dynavax Technologies Corp. (a)	17,897	203,489
Dyne Therapeutics, Inc. (a)	8,243	208,630
Eagle Pharmaceuticals, Inc. (a)	1,450	5,931
Editas Medicine, Inc. (a)	11,280	58,769
Emergent BioSolutions, Inc. (a)(b)	6,867	12,910
Enanta Pharmaceuticals, Inc. (a)	2,815	38,678
Entrada Therapeutics, Inc. (a)	2,982	35,337
Erasca, Inc. (a)	11,402	22,918
Fate Therapeutics, Inc. (a)	12,017	47,467
Fennec Pharmaceuticals, Inc. (a)(b)	2,599	23,859
FibroGen, Inc. (a)	13,045	14,610
Foghorn Therapeutics, Inc. (a)	2,711	14,802
Genelux Corp. (a)	2,535	7,884
Generation Bio Co. (a)	6,524	18,463
Geron Corp. (a)	71,322	280,295
Gritstone Bio, Inc. (a)	12,025	9,620
Halozyme Therapeutics, Inc. (a)	18,005	685,991
Heron Therapeutics, Inc. (a)(b)	14,430	33,478
HilleVax, Inc. (a)	3,741	49,381
Humacyte, Inc. Class A (a)	8,790	34,457
Ideaya Biosciences, Inc. (a)	9,160	372,354
IGM Biosciences, Inc. (a)(b)	1,806	17,392
Immuneering Corp. (a)	3,003	4,264
ImmunityBio, Inc. (a)(b)	18,298	146,201
Immunovant, Inc. (a)	7,515	206,212
Inhibrx, Inc. (a)	4,766	162,235
Inozyme Pharma, Inc. (a)	6,635	29,260
Insmed, Inc. (a)	19,170	473,882
Intellia Therapeutics, Inc. (a)	12,473	266,922
Iovance Biotherapeutics, Inc. (a)	32,975	388,446
Ironwood Pharmaceuticals, Inc. Class A (a)	19,000	147,250
iTeos Therapeutics, Inc. (a)	3,426	36,795
Janux Therapeutics, Inc. (a)(b)	2,390	136,230
Kalvista Pharmaceuticals, Inc. (a)	4,350	49,373
Karyopharm Therapeutics, Inc. (a)(b)	14,832	15,277
Keros Therapeutics, Inc. (a)	3,550	200,185
Kezar Life Sciences, Inc. (a)	9,599	7,914
Kiniksa Pharmaceuticals Ltd. (a)	4,476	83,791
Kodiak Sciences, Inc. (a)	4,350	13,964
Krystal Biotech, Inc. (a)	3,005	460,126
Kura Oncology, Inc. (a)	9,772	191,727
Kymera Therapeutics, Inc. (a)	5,645	189,785
Larimar Therapeutics, Inc. (a)	3,498	24,101
Lenz Therapeutics, Inc.	635	10,077
Lexeo Therapeutics, Inc.	1,357	16,895
Lexicon Pharmaceuticals, Inc. (a)	12,408	19,108
Lineage Cell Therapeutics, Inc. (a)	18,809	20,502
Lyell Immunopharma, Inc. (a)	23,833	51,718
Macrogenics, Inc. (a)	8,473	125,231
Madrigal Pharmaceuticals, Inc. (a)	2,054	419,057
MannKind Corp. (a)	36,423	149,699
MeiraGTx Holdings PLC (a)	4,686	22,868
Merrimack Pharmaceuticals, Inc. (a)	1,420	20,931
Mersana Therapeutics, Inc. (a)	15,171	48,092
MiMedx Group, Inc. (a)	15,941	98,197
Mineralys Therapeutics, Inc. (a)	2,700	33,075
Mirum Pharmaceuticals, Inc. (a)	3,422	85,926
Monte Rosa Therapeutics, Inc. (a)	4,328	23,025
Morphic Holding, Inc. (a)	5,259	143,413
Mural Oncology PLC	2,244	8,303
Myriad Genetics, Inc. (a)	12,206	238,871
Nkarta, Inc. (a)	4,207	28,103
Novavax, Inc. (a)(b)	15,950	69,064
Nurix Therapeutics, Inc. (a)	6,621	79,584
Nuvalent, Inc. Class A (a)	3,678	253,341
Nuvectis Pharma, Inc. (a)	973	5,916
Ocean Biomedical, Inc. Class A (a)	1,189	1,665
Olema Pharmaceuticals, Inc. (a)	3,741	38,046
Omega Therapeutics, Inc. (a)(b)	3,352	7,475
Omniab, Inc. (a)(c)	613	2,556
Omniab, Inc. (a)(c)	613	2,391
Oncternal Therapeutics, Inc. rights (a)(c)	19	0
Organogenesis Holdings, Inc. Class A (a)	10,127	23,798
ORIC Pharmaceuticals, Inc. (a)(b)	5,527	48,803
Outlook Therapeutics, Inc. (a)(b)	1,035	9,232
Ovid Therapeutics, Inc. (a)	7,926	24,174
PDS Biotechnology Corp. (a)(b)	3,714	12,442
PepGen, Inc. (a)	1,341	16,467
PMV Pharmaceuticals, Inc. (a)	5,407	9,733
Poseida Therapeutics, Inc. (a)	9,162	22,172
Precigen, Inc. (a)(b)	18,963	25,031
Prelude Therapeutics, Inc. (a)	2,242	8,452
Prime Medicine, Inc. (a)(b)	5,677	27,931
ProKidney Corp. (a)(b)	6,690	13,815
Protagonist Therapeutics, Inc. (a)	7,921	198,896
Protalix BioTherapeutics, Inc. (a)(b)	9,075	10,346
Prothena Corp. PLC (a)	5,847	118,928
PTC Therapeutics, Inc. (a)	9,944	319,700
Rallybio Corp. (a)(b)	4,274	8,206
RAPT Therapeutics, Inc. (a)	4,118	31,709
Recursion Pharmaceuticals, Inc. (a)(b)	19,364	151,426
REGENXBIO, Inc. (a)	5,760	88,416
Relay Therapeutics, Inc. (a)	12,981	84,636
Reneo Pharmaceuticals, Inc. (a)	1,771	2,958
Replimune Group, Inc. (a)	6,828	43,358
Revolution Medicines, Inc. (a)	19,360	721,741
Rhythm Pharmaceuticals, Inc. (a)	7,438	295,735
Rigel Pharmaceuticals, Inc. (a)	23,889	25,083
Rocket Pharmaceuticals, Inc. (a)	8,661	186,385
Sage Therapeutics, Inc. (a)	7,316	101,985
Sagimet Biosciences, Inc. (b)	3,066	11,957
Sana Biotechnology, Inc. (a)	13,427	120,843
Sangamo Therapeutics, Inc. (a)	19,553	10,068
Savara, Inc. (a)	12,537	57,419
Scholar Rock Holding Corp. (a)	7,939	116,465
Seres Therapeutics, Inc. (a)	13,533	13,406
SpringWorks Therapeutics, Inc. (a)	9,526	444,769
Stoke Therapeutics, Inc. (a)	3,822	42,157
Summit Therapeutics, Inc. (a)(b)	15,872	62,377
Sutro Biopharma, Inc. (a)	8,644	29,346
Syndax Pharmaceuticals, Inc. (a)	10,955	231,479
Tango Therapeutics, Inc. (a)	6,159	47,424
Tenaya Therapeutics, Inc. (a)	6,628	30,091
TG Therapeutics, Inc. (a)	19,264	263,146
Travere Therapeutics, Inc. (a)	10,254	56,705
Turnstone Biologics Corp.	2,054	5,340
Twist Bioscience Corp. (a)	8,029	250,746
Tyra Biosciences, Inc. (a)	2,004	34,268
UroGen Pharma Ltd. (a)	3,832	52,958
Vanda Pharmaceuticals, Inc. (a)	7,867	37,447
Vaxcyte, Inc. (a)	14,727	891,720
Vaxxinity, Inc. Class A (a)	5,802	712
Vera Therapeutics, Inc. (a)	5,574	220,229
Veracyte, Inc. (a)	10,140	198,440
Vericel Corp. (a)	6,628	304,026
Verve Therapeutics, Inc. (a)	9,136	54,907
Vigil Neuroscience, Inc. (a)	2,051	5,353
Viking Therapeutics, Inc. (a)	14,221	1,131,707
Vir Biotechnology, Inc. (a)	11,440	96,782
Viridian Therapeutics, Inc. (a)	6,812	90,327
Vor Biopharma, Inc. (a)(b)	5,046	8,679
Voyager Therapeutics, Inc. (a)	5,420	42,384
X4 Pharmaceuticals, Inc. (a)	17,230	19,298
Xencor, Inc. (a)	7,987	167,248
XOMA Corp. (a)(b)	1,029	26,075
Y-mAbs Therapeutics, Inc. (a)	5,140	78,179
Zentalis Pharmaceuticals, Inc. (a)	8,081	89,376
Zura Bio Ltd. Class A (a)(b)	2,412	10,299
Zymeworks, Inc. (a)	7,662	65,740
		26,076,390
Health Care Equipment & Supplies - 2.7%
Accuray, Inc. (a)	12,489	26,602
Alphatec Holdings, Inc. (a)	12,820	161,788
Angiodynamics, Inc. (a)	5,373	31,110
Artivion, Inc. (a)	5,485	107,616
Atricure, Inc. (a)	6,487	156,466
Atrion Corp.	192	81,272
Avanos Medical, Inc. (a)	6,411	115,911
AxoGen, Inc. (a)	5,678	36,396
Axonics, Inc. (a)	6,919	460,598
Beyond Air, Inc. (a)	3,766	4,067
Butterfly Network, Inc. Class A (a)(b)	18,830	14,614
Cerus Corp. (a)	24,563	41,020
ClearPoint Neuro, Inc. (a)	3,075	16,697
CONMED Corp.	4,251	288,983
Cutera, Inc. (a)(b)	2,504	6,060
CVRx, Inc. (a)	1,645	25,514
Embecta Corp.	8,001	81,050
Glaukos Corp. (a)	6,588	632,448
Haemonetics Corp. (a)	6,963	640,248
Inari Medical, Inc. (a)	7,431	277,474
InMode Ltd. (a)	10,739	184,603
Inogen, Inc. (a)	3,339	22,705
Integer Holdings Corp. (a)	4,608	514,391
IRadimed Corp.	1,024	41,585
iRhythm Technologies, Inc. (a)	4,264	467,249
KORU Medical Systems, Inc. (a)(b)	4,198	9,110
Lantheus Holdings, Inc. (a)	9,456	629,202
LeMaitre Vascular, Inc.	2,753	178,394
LivaNova PLC (a)	7,545	420,634
Merit Medical Systems, Inc. (a)	7,892	584,797
Neogen Corp. (a)	30,246	372,933
Nevro Corp. (a)	4,908	51,927
Omnicell, Inc. (a)	6,235	167,160
OraSure Technologies, Inc. (a)	9,800	51,842
Orchestra BioMed Holdings, Inc. (a)	1,857	8,189
Orthofix International NV (a)	4,795	62,335
OrthoPediatrics Corp. (a)	2,181	64,623
Outset Medical, Inc. (a)	7,328	18,540
Paragon 28, Inc. (a)	6,015	55,458
PROCEPT BioRobotics Corp. (a)	5,623	297,907
Pulmonx Corp. (a)	5,149	39,184
Pulse Biosciences, Inc. (a)	2,147	15,823
RxSight, Inc. (a)	3,943	205,549
Sanara Medtech, Inc. (a)	522	16,620
Semler Scientific, Inc. (a)	621	15,854
SI-BONE, Inc. (a)	5,443	77,617
Sight Sciences, Inc. (a)	2,921	16,212
Silk Road Medical, Inc. (a)	5,340	103,810
Staar Surgical Co. (a)	6,826	313,723
SurModics, Inc. (a)	1,892	48,605
Tactile Systems Technology, Inc. (a)	3,228	44,450
Tela Bio, Inc. (a)	2,189	9,861
TransMedics Group, Inc. (a)	4,409	415,019
Treace Medical Concepts, Inc. (a)	6,320	65,538
UFP Technologies, Inc. (a)	983	202,439
Utah Medical Products, Inc.	483	31,975
Varex Imaging Corp. (a)	5,402	87,783
Vicarious Surgical, Inc. (a)	14,262	4,002
Zimvie, Inc. (a)	3,556	54,051
Zynex, Inc. (a)(b)	2,615	28,687
		9,206,320
Health Care Providers & Services - 2.5%
23andMe Holding Co. Class A (a)	40,526	20,352
Accolade, Inc. (a)	9,696	73,980
AdaptHealth Corp. (a)	13,243	130,444
Addus HomeCare Corp. (a)	2,165	208,165
Agiliti, Inc. (a)	4,102	41,635
AirSculpt Technologies, Inc. (a)(b)	1,728	9,521
Alignment Healthcare, Inc. (a)	11,786	60,698
AMN Healthcare Services, Inc. (a)	5,291	317,354
Astrana Health, Inc. (a)	6,055	224,943
Aveanna Healthcare Holdings, Inc. (a)(b)	7,372	16,587
BrightSpring Health Services, Inc.	7,489	80,057
Brookdale Senior Living, Inc. (a)	25,992	176,486
CareMax, Inc. Class A (a)	335	1,196
Castle Biosciences, Inc. (a)	3,489	73,583
Community Health Systems, Inc. (a)	17,415	57,470
Corvel Corp. (a)	1,214	289,964
Cross Country Healthcare, Inc. (a)	4,705	82,808
DocGo, Inc. Class A (a)	10,798	36,497
Enhabit Home Health & Hospice (a)	7,043	71,064
Fulgent Genetics, Inc. (a)	2,770	56,370
Guardant Health, Inc. (a)	15,688	282,384
HealthEquity, Inc. (a)	11,820	932,716
Hims & Hers Health, Inc. (a)	17,173	215,178
InfuSystems Holdings, Inc. (a)	2,449	18,392
Innovage Holding Corp. (a)(b)	2,534	8,996
LifeStance Health Group, Inc. (a)	14,829	91,643
Modivcare, Inc. (a)	1,772	41,589
Nano-X Imaging Ltd. (a)(b)	6,547	58,661
National Healthcare Corp.	1,743	158,386
National Research Corp. Class A	1,988	68,089
NeoGenomics, Inc. (a)	17,678	246,078
Opko Health, Inc. (a)(b)	56,207	68,573
Option Care Health, Inc. (a)	23,298	696,377
Owens & Minor, Inc. (a)	10,356	256,207
P3 Health Partners, Inc. Class A (a)	5,654	3,037
Patterson Companies, Inc.	11,613	295,783
Pediatrix Medical Group, Inc. (a)	11,671	103,522
Pennant Group, Inc. (a)	4,016	83,975
PetIQ, Inc. Class A (a)	3,757	61,314
Privia Health Group, Inc. (a)	15,705	288,972
Progyny, Inc. (a)	11,068	354,840
Quipt Home Medical Corp. (a)	5,448	19,613
RadNet, Inc. (a)	8,371	405,994
Select Medical Holdings Corp.	14,411	408,840
Surgery Partners, Inc. (a)	10,465	261,102
The Ensign Group, Inc.	7,566	895,512
The Joint Corp. (a)	2,016	24,071
U.S. Physical Therapy, Inc.	2,058	208,908
Viemed Healthcare, Inc. (a)	4,803	39,337
		8,627,263
Health Care Technology - 0.3%
American Well Corp. (a)	33,619	17,163
Definitive Healthcare Corp. (a)	6,654	46,179
Evolent Health, Inc. Class A (a)	15,674	434,797
Health Catalyst, Inc. (a)	7,843	48,783
HealthStream, Inc.	3,350	86,330
MultiPlan Corp. Class A (a)	53,471	34,745
OptimizeRx Corp. (a)	2,292	23,378
Phreesia, Inc. (a)	7,345	152,335
Schrodinger, Inc. (a)	7,600	185,288
Sharecare, Inc. Class A (a)(b)	42,996	30,781
Simulations Plus, Inc.	2,205	99,997
TruBridge, Inc. (a)	1,921	15,176
		1,174,952
Life Sciences Tools & Services - 0.2%
Adaptive Biotechnologies Corp. (a)	15,841	41,503
Akoya Biosciences, Inc. (a)(b)	3,067	11,716
BioLife Solutions, Inc. (a)	4,969	87,156
Codexis, Inc. (a)	9,879	28,748
CryoPort, Inc. (a)	6,032	97,658
Cytek Biosciences, Inc. (a)	16,662	100,139
Harvard Bioscience, Inc. (a)	5,327	20,349
MaxCyte, Inc. (a)	12,118	43,988
Mesa Laboratories, Inc.	720	76,378
Nautilus Biotechnology, Inc. (a)	6,697	17,010
OmniAb, Inc. (a)	12,721	56,481
Pacific Biosciences of California, Inc. (a)	34,484	56,899
Quanterix Corp. (a)	4,926	79,407
Quantum-Si, Inc. (a)	14,704	23,673
Seer, Inc. (a)	7,794	16,212
		757,317
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	9,385	11,356
Amneal Intermediate, Inc. (a)	16,837	101,864
Amphastar Pharmaceuticals, Inc. (a)	5,266	217,223
Amylyx Pharmaceuticals, Inc. (a)	6,789	12,288
ANI Pharmaceuticals, Inc. (a)	2,062	136,092
Arvinas Holding Co. LLC (a)	7,042	223,724
Assertio Holdings, Inc. (a)	12,110	10,719
Atea Pharmaceuticals, Inc. (a)	10,577	39,135
Axsome Therapeutics, Inc. (a)	4,961	365,923
Biote Corp. Class A (a)	1,876	10,337
Bright Green Corp. (a)	8,196	2,056
Cara Therapeutics, Inc. (a)	6,356	4,779
Cassava Sciences, Inc. (a)(b)	5,630	124,705
Citius Pharmaceuticals, Inc. (a)	18,017	13,446
Collegium Pharmaceutical, Inc. (a)	4,540	167,662
Corcept Therapeutics, Inc. (a)	11,347	264,612
CorMedix, Inc. (a)	7,703	40,479
Edgewise Therapeutics, Inc. (a)	8,015	143,789
Enliven Therapeutics, Inc. (a)	3,233	56,222
Evolus, Inc. (a)	5,756	67,748
Eyenovia, Inc. (a)(b)	4,382	3,291
Eyepoint Pharmaceuticals, Inc. (a)	5,147	90,587
Harmony Biosciences Holdings, Inc. (a)	4,480	138,477
Harrow, Inc. (a)	4,135	42,136
Ikena Oncology, Inc. (a)(b)	4,104	5,417
Innoviva, Inc. (a)	7,964	120,336
Intra-Cellular Therapies, Inc. (a)	13,952	1,001,893
Ligand Pharmaceuticals, Inc. Class B (a)	2,335	163,193
Liquidia Corp. (a)	7,005	90,014
Longboard Pharmaceuticals, Inc. (a)	3,515	74,870
Marinus Pharmaceuticals, Inc. (a)	7,490	10,561
Neumora Therapeutics, Inc. (b)	1,989	18,080
Novartis AG rights (a)(c)	7,778	0
Nuvation Bio, Inc. (a)	20,000	59,800
Ocular Therapeutix, Inc. (a)	16,051	76,082
Omeros Corp. (a)(b)	8,581	27,030
OptiNose, Inc. (a)	9,339	7,667
Pacira Biosciences, Inc. (a)	6,322	165,953
Phathom Pharmaceuticals, Inc. (a)(b)	4,419	39,904
Phibro Animal Health Corp. Class A	2,882	48,129
Pliant Therapeutics, Inc. (a)	7,966	94,158
Prestige Brands Holdings, Inc. (a)	6,909	495,790
Revance Therapeutics, Inc. (a)	12,055	43,519
Scilex Holding Co. (a)(h)	7,037	5,404
scPharmaceuticals, Inc. (a)	3,833	17,134
SIGA Technologies, Inc.	6,332	55,595
Supernus Pharmaceuticals, Inc. (a)	6,837	205,794
Taro Pharmaceutical Industries Ltd. (a)	1,116	47,408
Tarsus Pharmaceuticals, Inc. (a)	4,046	127,166
Terns Pharmaceuticals, Inc. (a)	6,011	30,356
Theravance Biopharma, Inc. (a)	6,581	55,544
Third Harmonics Bio, Inc. (a)	2,794	31,125
Trevi Therapeutics, Inc. (a)	5,635	16,511
Ventyx Biosciences, Inc. (a)	6,624	24,774
Verrica Pharmaceuticals, Inc. (a)	3,078	21,438
WAVE Life Sciences (a)	10,095	49,768
Xeris Biopharma Holdings, Inc. (a)	18,590	32,533
Zevra Therapeutics, Inc. (a)	4,871	22,309
		5,573,905
TOTAL HEALTH CARE		51,416,147
INDUSTRIALS - 17.5%
Aerospace & Defense - 0.9%
AAR Corp. (a)	4,699	324,889
AeroVironment, Inc. (a)	3,752	599,532
AerSale Corp. (a)	4,787	34,131
Archer Aviation, Inc. Class A (a)(b)	21,356	82,861
Astronics Corp. (a)	3,916	65,671
Cadre Holdings, Inc.	2,715	90,545
Ducommun, Inc. (a)	1,856	100,391
Eve Holding, Inc. (a)	2,465	13,286
Kratos Defense & Security Solutions, Inc. (a)	20,009	356,560
Leonardo DRS, Inc. (a)	9,562	205,774
Moog, Inc. Class A	4,008	637,553
National Presto Industries, Inc.	713	58,459
Park Aerospace Corp.	2,616	37,330
Redwire Corp. (a)	1,114	4,211
Rocket Lab U.S.A., Inc. Class A (a)(b)	39,217	147,456
Terran Orbital Corp. Class A (a)	12,819	16,921
Triumph Group, Inc. (a)	8,978	119,946
V2X, Inc. (a)	1,597	77,582
Virgin Galactic Holdings, Inc. (a)(b)	48,933	42,577
		3,015,675
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	7,159	91,778
Forward Air Corp.	3,579	78,810
Hub Group, Inc. Class A	8,739	351,483
Radiant Logistics, Inc. (a)	5,135	25,367
		547,438
Building Products - 2.0%
AAON, Inc.	9,415	885,857
American Woodmark Corp. (a)	2,242	206,443
Apogee Enterprises, Inc.	3,082	190,406
AZZ, Inc.	4,000	286,520
CSW Industrials, Inc.	2,143	509,220
Gibraltar Industries, Inc. (a)	4,250	303,705
Griffon Corp.	5,470	358,394
Insteel Industries, Inc.	2,604	83,588
Janus International Group, Inc. (a)	11,819	170,312
Jeld-Wen Holding, Inc. (a)	11,870	243,335
Masonite International Corp. (a)	3,038	402,687
MasterBrand, Inc. (a)	17,795	296,643
Quanex Building Products Corp.	4,629	153,775
Resideo Technologies, Inc. (a)	20,354	397,514
Simpson Manufacturing Co. Ltd.	5,966	1,037,428
UFP Industries, Inc.	8,345	940,482
Zurn Elkay Water Solutions Cor	20,543	642,585
		7,108,894
Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	8,751	382,419
ACCO Brands Corp.	12,510	60,298
ACV Auctions, Inc. Class A (a)	17,690	308,691
Aris Water Solution, Inc. Class A	4,276	59,992
BrightView Holdings, Inc. (a)	5,821	65,486
Casella Waste Systems, Inc. Class A (a)	7,822	707,109
CECO Environmental Corp. (a)	4,116	88,988
Cimpress PLC (a)	2,503	213,431
CompX International, Inc. Class A	204	6,424
CoreCivic, Inc. (a)	15,697	233,885
Deluxe Corp.	6,110	120,673
Ennis, Inc.	3,543	70,506
Enviri Corp. (a)	10,865	84,530
Healthcare Services Group, Inc. (a)	10,307	109,460
HNI Corp.	6,441	270,200
Interface, Inc.	8,052	123,115
LanzaTech Global, Inc. (a)	2,831	6,129
Li-Cycle Holdings Corp. (a)	18,648	12,216
Liquidity Services, Inc. (a)	3,159	54,524
Matthews International Corp. Class A	4,155	112,102
Millerknoll, Inc.	10,273	261,242
Montrose Environmental Group, Inc. (a)	3,901	169,381
NL Industries, Inc.	1,136	9,327
OpenLane, Inc. (a)	14,741	253,250
Performant Financial Corp. (a)	9,876	26,270
Pitney Bowes, Inc.	24,252	103,314
Quad/Graphics, Inc.	4,158	18,669
SP Plus Corp. (a)	2,672	136,432
Steelcase, Inc. Class A	12,933	155,584
The Brink's Co.	6,202	542,427
The GEO Group, Inc. (a)	16,653	247,464
UniFirst Corp.	2,082	333,391
Viad Corp. (a)	2,829	97,544
VSE Corp.	1,819	142,009
		5,586,482
Construction & Engineering - 2.0%
Ameresco, Inc. Class A (a)	4,440	92,929
API Group Corp. (a)	29,084	1,121,770
Arcosa, Inc.	6,736	512,071
Argan, Inc.	1,767	106,479
Bowman Consulting Group Ltd. (a)	1,491	48,443
Comfort Systems U.S.A., Inc.	4,923	1,523,225
Concrete Pumping Holdings, Inc. (a)	3,321	22,085
Construction Partners, Inc. Class A (a)	5,970	308,291
Dycom Industries, Inc. (a)	3,983	557,700
Fluor Corp. (a)	19,824	799,502
Granite Construction, Inc.	6,136	340,548
Great Lakes Dredge & Dock Corp. (a)	8,912	58,819
IES Holdings, Inc. (a)	1,144	154,577
INNOVATE Corp. (a)(b)	9,077	6,369
Limbach Holdings, Inc. (a)	1,281	58,068
MYR Group, Inc. (a)	2,290	380,713
Northwest Pipe Co. (a)	1,348	42,664
Primoris Services Corp.	7,386	344,188
Southland Holdings, Inc. (a)	521	2,282
Sterling Construction Co., Inc. (a)	4,170	423,672
Tutor Perini Corp. (a)	5,951	98,965
		7,003,360
Electrical Equipment - 1.4%
374Water, Inc. (a)(b)	8,497	12,661
Allient, Inc.	1,772	52,079
Amprius Technologies, Inc. (a)(b)	732	1,369
Array Technologies, Inc. (a)	21,076	260,078
Atkore, Inc.	5,176	907,353
Babcock & Wilcox Enterprises, Inc. (a)	8,143	8,306
Blink Charging Co. (a)(b)	7,593	19,210
Bloom Energy Corp. Class A (a)(b)	26,790	298,173
Dragonfly Energy Holdings Corp. (a)	3,818	3,275
Encore Wire Corp.	2,091	584,142
Energy Vault Holdings, Inc. Class A (a)(b)	13,260	16,840
EnerSys	5,665	512,399
Enovix Corp. (a)(b)	19,446	121,732
Eos Energy Enterprises, Inc. (a)(b)	20,340	15,727
ESS Tech, Inc. Class A (a)	12,434	9,374
Fluence Energy, Inc. (a)	8,217	146,591
FTC Solar, Inc. (a)	8,619	3,965
FuelCell Energy, Inc. (a)(b)	62,334	57,833
GrafTech International Ltd.	26,649	45,836
LSI Industries, Inc.	3,875	56,575
Nextracker, Inc. Class A (a)	17,495	748,611
NuScale Power Corp. (a)(b)	7,790	45,182
Powell Industries, Inc.	1,293	184,899
Preformed Line Products Co.	342	41,392
SES AI Corp. Class A (a)(b)	17,682	27,938
Shoals Technologies Group, Inc. (a)	23,922	202,141
SKYX Platforms Corp. (a)	8,488	8,743
Stem, Inc. (a)(b)	20,434	37,599
SunPower Corp. (a)(b)	12,290	25,317
Thermon Group Holdings, Inc. (a)	4,631	147,868
TPI Composites, Inc. (a)(b)	5,448	17,325
Vicor Corp. (a)	3,073	99,504
		4,720,037
Ground Transportation - 0.4%
ArcBest Corp.	3,310	367,112
Covenant Transport Group, Inc. Class A	1,154	52,149
FTAI Infrastructure LLC	13,855	100,310
Heartland Express, Inc.	6,303	62,652
Marten Transport Ltd.	8,046	136,138
P.A.M. Transportation Services, Inc. (a)	835	14,304
RXO, Inc. (a)	16,121	304,848
Universal Logistics Holdings, Inc.	956	42,714
Werner Enterprises, Inc.	8,749	299,216
		1,379,443
Industrial Conglomerates - 0.0%
Brookfield Business Corp. Class A	3,603	73,321
Machinery - 3.7%
3D Systems Corp. (a)	18,269	61,201
Alamo Group, Inc.	1,406	273,298
Albany International Corp. Class A	4,340	346,115
Astec Industries, Inc.	3,171	132,548
Atmus Filtration Technologies, Inc.	11,650	352,879
Barnes Group, Inc.	6,758	234,638
Blue Bird Corp. (a)	3,874	127,668
Chart Industries, Inc. (a)	5,979	861,335
Columbus McKinnon Corp. (NY Shares)	3,899	160,912
Commercial Vehicle Group, Inc. (a)	4,558	27,394
Desktop Metal, Inc. (a)(b)	39,571	30,960
Douglas Dynamics, Inc.	3,189	72,199
Energy Recovery, Inc. (a)	7,777	115,877
Enerpac Tool Group Corp. Class A	7,556	269,220
EnPro Industries, Inc.	2,921	438,530
ESCO Technologies, Inc.	3,558	360,959
Federal Signal Corp.	8,333	677,473
Franklin Electric Co., Inc.	6,413	617,380
Gencor Industries, Inc. (a)	1,495	25,370
Gorman-Rupp Co.	3,217	106,708
Helios Technologies, Inc.	4,609	207,866
Hillenbrand, Inc.	9,746	465,079
Hillman Solutions Corp. Class A (a)	27,282	260,816
Hyliion Holdings Corp. Class A (a)	20,946	27,020
Hyster-Yale Materials Handling, Inc. Class A	1,559	91,311
John Bean Technologies Corp.	4,423	394,045
Kadant, Inc.	1,628	445,730
Kennametal, Inc.	11,087	260,877
Lindsay Corp.	1,536	178,406
Luxfer Holdings PLC sponsored	3,714	35,766
Manitowoc Co., Inc. (a)	4,901	59,302
Mayville Engineering Co., Inc. (a)	1,498	20,612
Microvast Holdings, Inc. (a)(b)	29,200	11,443
Miller Industries, Inc.	1,544	75,208
Mueller Industries, Inc.	15,578	869,564
Mueller Water Products, Inc. Class A	21,548	341,320
Nikola Corp. (a)(b)	103,584	64,284
Omega Flex, Inc.	438	29,022
Park-Ohio Holdings Corp.	1,210	30,891
Proto Labs, Inc. (a)	3,620	110,338
REV Group, Inc.	4,434	96,927
Shyft Group, Inc. (The)	4,668	50,788
SPX Technologies, Inc. (a)	6,136	747,426
Standex International Corp.	1,645	284,388
Tennant Co.	2,576	300,052
Terex Corp.	9,250	518,463
The Greenbrier Companies, Inc.	4,268	210,797
Titan International, Inc. (a)	7,177	79,091
Trinity Industries, Inc.	11,279	293,480
Velo3D, Inc. (a)	12,726	3,367
Wabash National Corp.	6,406	148,043
Watts Water Technologies, Inc. Class A	3,799	753,950
		12,758,336
Marine Transportation - 0.3%
Costamare, Inc.	6,533	78,265
Genco Shipping & Trading Ltd.	5,815	124,092
Golden Ocean Group Ltd. (b)	17,120	241,221
Himalaya Shipping Ltd.	4,287	35,025
Matson, Inc.	4,792	516,482
Pangaea Logistics Solutions Ltd.	5,136	36,979
Safe Bulkers, Inc.	9,174	45,778
		1,077,842
Passenger Airlines - 0.4%
Allegiant Travel Co.	2,186	119,268
Blade Air Mobility, Inc. (a)	8,627	27,520
Frontier Group Holdings, Inc. (a)	5,343	32,272
Hawaiian Holdings, Inc. (a)	7,083	89,954
JetBlue Airways Corp. (a)	46,647	264,955
Joby Aviation, Inc. (a)(b)	38,773	195,804
SkyWest, Inc. (a)	5,620	410,429
Spirit Airlines, Inc. (b)	15,411	54,401
Sun Country Airlines Holdings, Inc. (a)	5,989	79,714
		1,274,317
Professional Services - 2.5%
Alight, Inc. Class A (a)	57,552	519,119
ASGN, Inc. (a)	6,404	617,666
Asure Software, Inc. (a)	3,093	22,857
Barrett Business Services, Inc.	916	111,294
BlackSky Technology, Inc. Class A (a)	16,234	19,643
CBIZ, Inc. (a)	6,664	474,344
Conduent, Inc. (a)	23,631	74,438
CRA International, Inc.	941	136,530
CSG Systems International, Inc.	4,090	193,212
ExlService Holdings, Inc. (a)	22,480	651,920
Exponent, Inc.	7,044	647,414
First Advantage Corp.	7,553	123,114
FiscalNote Holdings, Inc. Class A (a)	7,938	10,796
Forrester Research, Inc. (a)	1,643	29,886
Franklin Covey Co. (a)	1,610	62,693
Heidrick & Struggles International, Inc.	2,736	80,657
Hirequest, Inc.	716	9,179
HireRight Holdings Corp. (a)	1,924	27,513
Huron Consulting Group, Inc. (a)	2,590	241,492
IBEX Ltd. (a)	1,189	15,576
ICF International, Inc.	2,604	375,731
Innodata, Inc. (a)	3,571	20,855
Insperity, Inc.	4,936	508,062
Kelly Services, Inc. Class A (non-vtg.)	4,300	98,642
Kforce, Inc.	2,622	161,935
Korn Ferry	7,255	440,524
LegalZoom.com, Inc. (a)	18,612	222,413
Maximus, Inc.	8,435	677,162
MISTRAS Group, Inc. (a)	2,978	26,058
NV5 Global, Inc. (a)	1,936	180,513
Parsons Corp. (a)	5,728	449,705
Planet Labs PBC Class A (a)	24,083	40,700
Resources Connection, Inc.	4,468	49,371
Skillsoft Corp. (a)	592	4,256
Sterling Check Corp. (a)	4,331	65,528
TriNet Group, Inc.	4,445	446,145
TrueBlue, Inc. (a)	4,157	43,316
Ttec Holdings, Inc.	2,601	18,935
Upwork, Inc. (a)	17,332	202,784
Verra Mobility Corp. (a)	19,016	448,397
Willdan Group, Inc. (a)	1,721	48,515
		8,598,890
Trading Companies & Distributors - 2.1%
Alta Equipment Group, Inc.	3,235	35,941
Applied Industrial Technologies, Inc.	5,356	981,487
Beacon Roofing Supply, Inc. (a)	8,782	865,290
BlueLinx Corp. (a)	1,172	128,533
Boise Cascade Co.	5,524	730,659
Custom Truck One Source, Inc. Class A (a)	7,804	38,942
Distribution Solutions Group I (a)	1,386	45,696
DNOW, Inc. (a)	14,829	209,237
DXP Enterprises, Inc. (a)	1,831	89,280
EVI Industries, Inc.	859	17,627
FTAI Aviation Ltd.	13,819	970,232
GATX Corp.	4,913	601,155
Global Industrial Co.	1,839	70,820
GMS, Inc. (a)	5,563	514,689
H&E Equipment Services, Inc.	4,484	216,532
Herc Holdings, Inc.	3,930	562,108
Hudson Technologies, Inc. (a)	6,024	59,758
Karat Packaging, Inc.	929	25,176
McGrath RentCorp.	3,420	364,777
MRC Global, Inc. (a)	11,554	129,751
Rush Enterprises, Inc.:
Class A	9,351	410,696
Class B	315	12,887
Titan Machinery, Inc. (a)	2,790	62,105
Transcat, Inc. (a)	1,139	122,294
Willis Lease Finance Corp. (a)	360	17,500
Xometry, Inc. (a)	4,739	84,686
		7,367,858
TOTAL INDUSTRIALS		60,511,893
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 0.5%
ADTRAN Holdings, Inc.	10,822	47,400
Aviat Networks, Inc. (a)	1,571	52,550
Calix, Inc. (a)	8,232	228,273
Cambium Networks Corp. (a)	1,673	5,671
Clearfield, Inc. (a)	1,799	54,186
CommScope Holding Co., Inc. (a)	29,069	25,988
Comtech Telecommunications Corp. (a)	3,688	6,933
Digi International, Inc. (a)	4,937	151,368
DZS, Inc. (a)	2,962	2,903
Extreme Networks, Inc. (a)	17,560	196,672
Harmonic, Inc. (a)	15,378	165,160
Infinera Corp. (a)	27,897	134,464
KVH Industries, Inc. (a)	2,350	11,280
NETGEAR, Inc. (a)	3,914	57,849
NetScout Systems, Inc. (a)	9,481	182,604
Ribbon Communications, Inc. (a)	12,520	39,688
Viavi Solutions, Inc. (a)	30,593	241,685
		1,604,674
Electronic Equipment, Instruments & Components - 2.7%
908 Devices, Inc. (a)	2,960	16,872
Advanced Energy Industries, Inc.	5,233	501,531
Aeva Technologies, Inc. (a)	2,195	6,848
Akoustis Technologies, Inc. (a)	12,824	7,529
Arlo Technologies, Inc. (a)	12,418	153,735
Badger Meter, Inc.	4,086	747,411
Bel Fuse, Inc. Class B (non-vtg.)	1,470	86,318
Belden, Inc.	5,787	470,309
Benchmark Electronics, Inc.	4,897	147,938
Climb Global Solutions, Inc.	585	37,709
CTS Corp.	4,325	197,869
Daktronics, Inc. (a)	5,268	49,783
ePlus, Inc. (a)	3,708	285,071
Evolv Technologies Holdings, Inc. (a)(b)	16,054	62,771
Fabrinet (a)	5,119	885,945
FARO Technologies, Inc. (a)	2,597	48,694
Insight Enterprises, Inc. (a)	3,901	712,206
Iteris, Inc. (a)	5,690	25,491
Itron, Inc. (a)	6,331	583,212
Kimball Electronics, Inc. (a)	3,345	70,011
Knowles Corp. (a)	12,291	194,567
Lightwave Logic, Inc. (a)(b)	16,515	63,087
Luna Innovations, Inc. (a)	4,397	9,058
Methode Electronics, Inc. Class A	4,584	55,879
MicroVision, Inc. (a)(b)	26,464	38,373
Mirion Technologies, Inc. Class A (a)	27,900	303,273
Napco Security Technologies, Inc.	4,629	188,400
nLIGHT, Inc. (a)	6,251	71,199
Novanta, Inc. (a)	4,978	779,057
OSI Systems, Inc. (a)	2,237	294,031
Par Technology Corp. (a)	3,776	159,649
PC Connection, Inc.	1,587	98,346
Plexus Corp. (a)	3,809	384,747
Presto Automation, Inc. (a)	443	75
Richardson Electronics Ltd.	1,689	17,785
Rogers Corp. (a)	2,402	286,054
Sanmina Corp. (a)	7,656	464,490
ScanSource, Inc. (a)	3,430	142,757
Smartrent, Inc. (a)	25,873	60,025
TTM Technologies, Inc. (a)	14,112	210,692
Vishay Intertechnology, Inc.	17,662	408,699
Vishay Precision Group, Inc. (a)	1,678	55,374
Vuzix Corp. (a)(b)	8,026	10,675
		9,393,545
IT Services - 0.4%
Applied Digital Corp. (a)(b)	12,126	32,801
BigBear.ai Holdings, Inc. (a)	6,901	11,456
BigCommerce Holdings, Inc. (a)	9,299	52,632
Brightcove, Inc. (a)	5,943	10,579
Couchbase, Inc. (a)	4,964	119,831
Digitalocean Holdings, Inc. (a)	8,519	279,934
Fastly, Inc. Class A (a)	17,082	216,087
Grid Dynamics Holdings, Inc. (a)	7,821	76,411
Hackett Group, Inc.	3,491	75,720
Information Services Group, Inc.	4,887	16,469
Perficient, Inc. (a)	4,790	226,375
Rackspace Technology, Inc. (a)(b)	8,282	14,245
Squarespace, Inc. Class A (a)	7,888	274,976
Thoughtworks Holding, Inc. (a)	12,342	28,633
Tucows, Inc. (a)	1,324	23,395
Unisys Corp. (a)	9,281	50,396
		1,509,940
Semiconductors & Semiconductor Equipment - 3.1%
ACM Research, Inc. (a)	6,815	173,919
AEHR Test Systems (a)(b)	3,851	46,135
Alpha & Omega Semiconductor Ltd. (a)	3,141	68,694
Ambarella, Inc. (a)	5,361	246,445
Amkor Technology, Inc.	15,631	505,663
Atomera, Inc. (a)(b)	3,070	14,245
Axcelis Technologies, Inc. (a)	4,534	469,360
CEVA, Inc. (a)	3,206	64,986
Cohu, Inc. (a)	6,445	195,412
Credo Technology Group Holding Ltd. (a)	17,338	309,830
Diodes, Inc. (a)	6,262	457,189
FormFactor, Inc. (a)	10,733	478,584
Ichor Holdings Ltd. (a)	3,983	154,461
Impinj, Inc. (a)	3,240	516,391
indie Semiconductor, Inc. (a)(b)	21,040	118,245
Intest Corp. (a)	1,640	18,483
Kulicke & Soffa Industries, Inc.	7,702	356,449
MACOM Technology Solutions Holdings, Inc. (a)	7,704	785,423
Maxeon Solar Technologies Ltd. (a)	3,706	7,227
MaxLinear, Inc. Class A (a)	10,510	218,503
Navitas Semiconductor Corp. (a)	15,522	67,210
NVE Corp.	659	53,643
Onto Innovation, Inc. (a)	6,811	1,263,372
PDF Solutions, Inc. (a)	4,280	128,742
Photronics, Inc. (a)	8,477	232,355
Power Integrations, Inc.	7,876	525,487
Rambus, Inc. (a)	14,982	821,313
Semtech Corp. (a)	8,876	333,915
Silicon Laboratories, Inc. (a)	4,412	536,014
SiTime Corp. (a)	2,469	220,037
SkyWater Technology, Inc. (a)	2,662	27,312
SMART Global Holdings, Inc. (a)	7,195	131,453
Synaptics, Inc. (a)	5,473	492,351
Transphorm, Inc. (a)	4,394	21,091
Ultra Clean Holdings, Inc. (a)	6,200	259,346
Veeco Instruments, Inc. (a)	7,097	250,808
		10,570,093
Software - 6.0%
8x8, Inc. (a)	17,134	37,866
A10 Networks, Inc.	9,832	128,406
ACI Worldwide, Inc. (a)	15,081	514,262
Adeia, Inc.	14,974	147,344
Agilysys, Inc. (a)	2,817	233,952
Alarm.com Holdings, Inc. (a)	6,661	442,957
Alkami Technology, Inc. (a)	5,673	136,549
Altair Engineering, Inc. Class A (a)	7,636	614,316
American Software, Inc. Class A	4,476	45,252
Amplitude, Inc. (a)	9,601	93,994
AppFolio, Inc. (a)	2,669	605,276
Appian Corp. Class A (a)	5,683	212,772
Asana, Inc. (a)	11,492	170,886
Aurora Innovation, Inc. (a)	49,742	138,034
AvePoint, Inc. (a)	20,791	161,546
Bit Digital, Inc. (a)(b)	12,995	26,445
Blackbaud, Inc. (a)	6,051	471,494
BlackLine, Inc. (a)	7,905	458,885
Box, Inc. Class A (a)	19,567	509,133
Braze, Inc. (a)	7,460	312,574
C3.ai, Inc. (a)(b)	11,509	259,298
Cerence, Inc. (a)	5,644	51,417
Cipher Mining, Inc. (a)	5,844	21,740
Cleanspark, Inc. (a)	26,793	438,869
Clear Secure, Inc.	11,530	201,429
CommVault Systems, Inc. (a)	6,135	628,653
Consensus Cloud Solutions, Inc. (a)	2,629	30,602
CoreCard Corp. (a)	942	11,285
CS Disco, Inc. (a)	3,298	24,900
CXApp, Inc. Class A (a)	264	887
Daily Journal Corp. (a)	193	64,694
Digimarc Corp. (a)	1,963	41,498
Digital Turbine, Inc. (a)	12,861	24,565
Domo, Inc. Class B (a)	4,610	34,713
E2open Parent Holdings, Inc. (a)	23,617	114,542
eGain Communications Corp. (a)	2,823	17,531
Enfusion, Inc. Class A (a)	5,457	50,805
Envestnet, Inc. (a)	6,957	431,821
Everbridge, Inc. (a)	5,734	199,257
EverCommerce, Inc. (a)	3,370	30,330
Expensify, Inc. (a)	7,446	11,914
Freshworks, Inc. (a)	22,530	402,161
Instructure Holdings, Inc. (a)	2,689	51,441
Intapp, Inc. (a)	5,553	171,699
InterDigital, Inc.	3,576	353,058
Jamf Holding Corp. (a)	9,848	191,741
Kaltura, Inc. (a)	11,240	13,825
LivePerson, Inc. (a)	10,411	5,215
Liveramp Holdings, Inc. (a)	8,985	288,508
Marathon Digital Holdings, Inc. (a)(b)	31,137	500,060
Matterport, Inc. (a)	36,082	165,977
MeridianLink, Inc. (a)	3,494	58,280
MicroStrategy, Inc. Class A (a)(b)	2,063	2,197,157
Mitek Systems, Inc. (a)	6,088	76,891
Model N, Inc. (a)	5,331	158,064
N-able, Inc. (a)	9,699	118,910
Nextnav, Inc. (a)	7,766	70,748
Olo, Inc. (a)	14,597	70,066
ON24, Inc.	4,149	27,342
Onespan, Inc. (a)	5,526	59,791
Pagerduty, Inc. (a)	12,423	247,963
PowerSchool Holdings, Inc. (a)	7,929	137,330
Progress Software Corp.	6,113	304,550
PROS Holdings, Inc. (a)	6,228	203,967
Q2 Holdings, Inc. (a)	7,931	407,574
Qualys, Inc. (a)	5,167	846,923
Rapid7, Inc. (a)	8,423	377,350
Red Violet, Inc. (a)	1,512	25,371
Rimini Street, Inc. (a)	7,077	18,825
Riot Platforms, Inc. (a)(b)	27,500	278,025
Sapiens International Corp. NV	4,257	131,116
Semrush Holdings, Inc. (a)	4,426	54,174
SolarWinds, Inc.	7,172	79,035
SoundHound AI, Inc. (a)(b)	19,409	82,294
SoundThinking, Inc. (a)	1,314	17,555
Sprinklr, Inc. (a)	14,755	172,486
Sprout Social, Inc. (a)	6,757	340,891
SPS Commerce, Inc. (a)	5,104	887,432
Tenable Holdings, Inc. (a)	16,168	727,075
TeraWulf, Inc. (a)	21,342	46,312
Varonis Systems, Inc. (a)	15,107	660,931
Verint Systems, Inc. (a)	8,533	258,379
Veritone, Inc. (a)	3,589	11,736
Viant Technology, Inc. (a)	2,172	19,092
Weave Communications, Inc. (a)	4,762	50,906
Workiva, Inc. (a)	6,891	543,011
Xperi, Inc. (a)	6,148	64,615
Yext, Inc. (a)	15,035	82,542
Zeta Global Holdings Corp. (a)	19,592	242,157
Zuora, Inc. (a)	18,895	186,305
		20,639,549
Technology Hardware, Storage & Peripherals - 1.9%
CompoSecure, Inc. (a)	2,165	15,047
Corsair Gaming, Inc. (a)	5,044	55,988
CPI Card Group (a)	544	9,384
Eastman Kodak Co. (a)	7,973	35,879
Immersion Corp.	4,383	31,864
Intevac, Inc. (a)	3,258	13,781
IonQ, Inc. (a)(b)	22,946	196,188
Super Micro Computer, Inc. (a)	7,067	6,069,120
Turtle Beach Corp. (a)	2,233	31,485
Xerox Holdings Corp.	16,284	216,414
		6,675,150
TOTAL INFORMATION TECHNOLOGY		50,392,951
MATERIALS - 4.7%
Chemicals - 2.0%
AdvanSix, Inc.	3,583	90,507
American Vanguard Corp.	3,648	41,551
Arcadium Lithium PLC	142,248	625,891
Aspen Aerogels, Inc. (a)	7,162	112,157
Avient Corp.	12,560	532,795
Balchem Corp.	4,441	627,869
Cabot Corp.	7,568	690,429
Core Molding Technologies, Inc. (a)	969	17,461
Danimer Scientific, Inc. (a)	11,771	8,828
Ecovyst, Inc. (a)	12,695	119,714
H.B. Fuller Co.	7,500	560,325
Hawkins, Inc.	2,703	204,806
Ingevity Corp. (a)	5,043	257,899
Innospec, Inc.	3,470	416,400
Intrepid Potash, Inc. (a)	1,460	29,375
Koppers Holdings, Inc.	2,779	142,507
Kronos Worldwide, Inc.	3,173	36,331
LSB Industries, Inc. (a)	7,342	68,281
Mativ, Inc.	7,443	135,909
Minerals Technologies, Inc.	4,509	328,661
Origin Materials, Inc. Class A (a)	16,051	12,993
Orion SA	7,680	181,709
Perimeter Solutions SA (a)	20,898	146,286
PureCycle Technologies, Inc. (a)(b)	16,046	74,935
Quaker Houghton	1,928	359,630
Rayonier Advanced Materials, Inc. (a)	8,836	32,958
Sensient Technologies Corp.	5,838	427,458
Stepan Co.	2,957	245,401
Trinseo PLC	4,534	11,834
Tronox Holdings PLC	16,265	276,342
Valhi, Inc.	308	4,549
		6,821,791
Construction Materials - 0.4%
Knife River Holding Co.	7,864	614,886
Summit Materials, Inc. (a)	16,588	645,273
United States Lime & Minerals, Inc.	289	89,590
		1,349,749
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	3,508	214,970
Class B	605	37,800
Myers Industries, Inc.	5,081	111,274
O-I Glass, Inc. (a)	21,594	323,046
Pactiv Evergreen, Inc.	5,617	85,603
Ranpak Holdings Corp. (A Shares) (a)	5,986	43,339
TriMas Corp.	5,744	149,287
		965,319
Metals & Mining - 1.9%
5E Advanced Materials, Inc. (a)(b)	5,312	6,109
Alpha Metallurgical Resources	1,606	525,355
Arch Resources, Inc.	2,500	396,950
ATI, Inc. (a)	17,910	1,069,227
Caledonia Mining Corp. PLC	2,182	21,405
Carpenter Technology Corp.	6,800	582,760
Century Aluminum Co. (a)	7,370	127,870
Coeur d'Alene Mines Corp. (a)	50,054	226,244
Commercial Metals Co.	16,258	873,705
Compass Minerals International, Inc.	4,807	59,847
Constellium NV (a)	17,885	352,156
Contango ORE, Inc. (a)(b)	1,099	22,936
Dakota Gold Corp. (a)	8,716	23,185
Haynes International, Inc.	1,760	105,864
Hecla Mining Co.	84,782	401,019
i-80 Gold Corp. (a)(b)	27,515	32,468
Ivanhoe Electric, Inc. (a)	8,861	89,496
Kaiser Aluminum Corp.	2,224	201,250
Materion Corp.	2,854	328,039
Metallus, Inc. (a)	5,937	122,065
Novagold Resources, Inc. (a)	33,490	97,121
Olympic Steel, Inc.	1,366	86,837
Perpetua Resources Corp. (a)	5,384	29,397
Piedmont Lithium, Inc. (a)(b)	2,414	29,572
Radius Recycling, Inc. Class A	3,672	63,966
Ramaco Resources, Inc.	3,211	50,348
Ramaco Resources, Inc. Class B	434	4,822
Ryerson Holding Corp.	3,917	111,830
SunCoke Energy, Inc.	11,571	119,297
Tredegar Corp.	3,721	23,740
Warrior Metropolitan Coal, Inc.	7,190	491,437
Worthington Steel, Inc.	4,272	131,535
		6,807,852
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	2,277	102,556
Glatfelter Corp. (a)	5,671	8,110
Sylvamo Corp.	4,978	311,125
		421,791
TOTAL MATERIALS		16,366,502
REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.0%
Acadia Realty Trust (SBI)	14,265	246,499
Alexander & Baldwin, Inc.	10,399	171,272
Alexanders, Inc.	323	68,334
Alpine Income Property Trust, Inc.	1,991	29,726
American Assets Trust, Inc.	7,071	150,966
Apartment Investment & Management Co. Class A (a)	19,962	159,696
Apple Hospitality (REIT), Inc.	30,374	448,320
Armada Hoffler Properties, Inc.	9,697	102,012
Braemar Hotels & Resorts, Inc.	9,207	25,135
Brandywine Realty Trust (SBI)	24,294	110,295
Broadstone Net Lease, Inc.	26,667	388,272
BRT Apartments Corp.	2,153	38,625
CareTrust (REIT), Inc.	16,821	415,815
CBL & Associates Properties, Inc.	3,873	84,238
Centerspace	2,145	144,251
Chatham Lodging Trust	6,991	64,107
City Office REIT, Inc.	5,672	26,432
Clipper Realty, Inc.	1,723	7,237
Community Healthcare Trust, Inc.	3,834	101,716
COPT Defense Properties (SBI)	15,854	380,020
CTO Realty Growth, Inc.	3,342	57,984
DiamondRock Hospitality Co.	29,707	264,392
Diversified Healthcare Trust (SBI)	33,232	78,428
Douglas Emmett, Inc.	22,637	310,353
Easterly Government Properties, Inc.	13,894	162,421
Elme Communities (SBI)	12,465	188,969
Empire State Realty Trust, Inc.	18,575	169,033
Equity Commonwealth (a)	14,245	266,666
Essential Properties Realty Trust, Inc.	22,028	580,218
Farmland Partners, Inc.	6,367	68,509
Four Corners Property Trust, Inc.	12,890	302,271
Getty Realty Corp.	6,878	186,394
Gladstone Commercial Corp.	5,868	78,455
Gladstone Land Corp.	4,983	63,184
Global Medical REIT, Inc.	9,192	74,547
Global Net Lease, Inc.	27,857	193,606
Hudson Pacific Properties, Inc.	19,299	111,934
Independence Realty Trust, Inc.	31,703	499,956
InvenTrust Properties Corp.	9,619	243,745
JBG SMITH Properties	13,192	198,012
Kite Realty Group Trust	30,586	666,775
LTC Properties, Inc.	5,886	194,827
LXP Industrial Trust (REIT)	40,821	340,855
National Health Investors, Inc.	5,875	370,478
NETSTREIT Corp.	10,003	168,551
NexPoint Diversified Real Estate Trust (b)	4,726	28,261
NexPoint Residential Trust, Inc.	3,201	109,602
Office Properties Income Trust	7,517	15,184
One Liberty Properties, Inc.	2,489	57,023
Orion Office (REIT), Inc.	8,435	26,317
Outfront Media, Inc.	20,639	327,335
Paramount Group, Inc.	25,710	119,294
Peakstone Realty Trust	5,098	71,219
Pebblebrook Hotel Trust	16,708	242,767
Phillips Edison & Co., Inc.	16,974	555,050
Piedmont Office Realty Trust, Inc. Class A	17,638	121,526
Plymouth Industrial REIT, Inc.	6,668	139,228
Postal Realty Trust, Inc.	3,379	46,799
Potlatch Corp.	11,101	444,151
Retail Opportunity Investments Corp.	17,418	213,719
RLJ Lodging Trust	21,799	239,789
Ryman Hospitality Properties, Inc.	8,142	858,818
Sabra Health Care REIT, Inc.	32,489	452,247
Safehold, Inc.	6,813	124,269
Saul Centers, Inc.	1,747	63,608
Service Properties Trust	23,271	142,651
SITE Centers Corp.	26,884	362,665
SL Green Realty Corp. (b)	9,071	452,008
Summit Hotel Properties, Inc.	14,939	89,783
Sunstone Hotel Investors, Inc.	29,006	295,861
Tanger, Inc.	14,697	416,660
Terreno Realty Corp.	12,589	684,212
The Macerich Co.	30,250	416,240
UMH Properties, Inc.	8,750	139,300
Uniti Group, Inc.	33,292	191,429
Universal Health Realty Income Trust (SBI)	1,932	69,610
Urban Edge Properties	16,290	272,532
Veris Residential, Inc.	11,138	160,499
Whitestone REIT Class B	7,171	82,467
Xenia Hotels & Resorts, Inc.	14,917	206,899
		17,242,553
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)	193	2,660
Anywhere Real Estate, Inc. (a)	14,815	72,001
Compass, Inc. (a)	39,625	124,819
Cushman & Wakefield PLC (a)	23,218	224,054
Digitalbridge Group, Inc.	22,560	370,886
Douglas Elliman, Inc.	10,798	14,685
eXp World Holdings, Inc. (b)	9,890	98,504
Forestar Group, Inc. (a)	2,547	78,932
FRP Holdings, Inc. (a)	1,814	54,982
Kennedy-Wilson Holdings, Inc.	16,699	143,444
Marcus & Millichap, Inc.	3,284	104,004
Maui Land & Pineapple, Inc. (a)	1,123	21,876
Newmark Group, Inc.	18,880	180,682
Opendoor Technologies, Inc. (a)	79,054	157,317
RE/MAX Holdings, Inc.	2,329	16,350
Redfin Corp. (a)	15,432	86,574
Star Holdings (a)	1,730	20,570
Stratus Properties, Inc. (a)	737	16,715
Tejon Ranch Co. (a)	2,909	48,813
The RMR Group, Inc.	2,199	52,160
The St. Joe Co.	4,824	275,933
Transcontinental Realty Investors, Inc. (a)	162	4,641
		2,170,602
TOTAL REAL ESTATE		19,413,155
UTILITIES - 2.6%
Electric Utilities - 0.7%
Allete, Inc.	8,032	475,655
Genie Energy Ltd. Class B	2,760	42,200
MGE Energy, Inc.	5,064	396,612
Otter Tail Corp.	5,744	490,308
PNM Resources, Inc.	11,873	440,013
Portland General Electric Co.	14,107	609,846
		2,454,634
Gas Utilities - 0.9%
Brookfield Infrastructure Corp. A Shares (b)	16,701	508,879
Chesapeake Utilities Corp.	3,049	322,798
New Jersey Resources Corp.	13,503	589,946
Northwest Natural Holding Co.	5,143	196,205
ONE Gas, Inc.	7,692	496,288
RGC Resources, Inc.	1,108	22,847
Southwest Gas Holdings, Inc.	8,681	647,776
Spire, Inc.	7,274	449,460
		3,234,199
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc. Class A (a)	8,888	32,619
Montauk Renewables, Inc. (a)	9,485	34,146
Ormat Technologies, Inc.	7,495	478,406
Sunnova Energy International, Inc. (a)(b)	14,982	63,074
		608,245
Multi-Utilities - 0.4%
Avista Corp.	10,794	388,368
Black Hills Corp.	9,506	521,879
NorthWestern Energy Corp.	8,578	432,674
Unitil Corp.	2,245	114,360
		1,457,281
Water Utilities - 0.4%
American States Water Co.	5,161	365,605
Artesian Resources Corp. Class A	1,300	45,474
Cadiz, Inc. (a)(b)	5,325	12,141
California Water Service Group	8,061	395,956
Consolidated Water Co., Inc.	2,094	53,292
Global Water Resources, Inc.	1,571	19,229
Middlesex Water Co.	2,428	123,148
Pure Cycle Corp. (a)	2,747	26,206
SJW Group	4,415	240,397
York Water Co.	2,061	73,186
		1,354,634
TOTAL UTILITIES		9,108,993
TOTAL COMMON STOCKS (Cost $309,490,025)		343,432,753

U.S. Treasury Obligations - 0.1%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.3% 5/23/24 (e) (Cost $199,360)	200,000	199,355

Money Market Funds - 4.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	2,545,850	2,546,359
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	11,839,157	11,840,341
TOTAL MONEY MARKET FUNDS (Cost $14,386,700)		14,386,700

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $324,076,085)	358,018,808
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(11,476,671)
NET ASSETS - 100.0%	346,542,137

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	31	Jun 2024	3,077,680	4,698	4,698

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $199,355.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $5,404 and all restrictions are set to expire on or before  September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,615,398	81,035,548	84,104,545	102,823	(42)	-	2,546,359	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	11,363,985	67,492,750	67,016,394	397,018	-	-	11,840,341	0.0%
Total	16,979,383	148,528,298	151,120,939	499,841	(42)	-	14,386,700

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	7,395,098	7,395,098	-	-
Consumer Discretionary	36,169,254	36,169,254	-	-
Consumer Staples	11,508,177	11,508,177	-	-
Energy	25,908,052	25,908,052	-	-
Financials	55,242,531	55,242,531	-	-
Health Care	51,416,147	51,403,732	5,404	7,011
Industrials	60,511,893	60,511,893	-	-
Information Technology	50,392,951	50,392,951	-	-
Materials	16,366,502	16,366,502	-	-
Real Estate	19,413,155	19,413,155	-	-
Utilities	9,108,993	9,108,993	-	-

U.S. Government and Government Agency Obligations	199,355	-	199,355	-

Money Market Funds	14,386,700	14,386,700	-	-
Total Investments in Securities:	358,018,808	357,807,038	204,759	7,011
Derivative Instruments: Assets
Futures Contracts	4,698	4,698	-	-
Total Assets	4,698	4,698	-	-
Total Derivative Instruments:	4,698	4,698	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	4,698	0
Total Equity Risk	4,698	0
Total Value of Derivatives	4,698	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including securities loaned of $10,583,024) - See accompanying schedule:
Unaffiliated issuers (cost $309,689,385)	$343,632,108
Fidelity Central Funds (cost $14,386,700)	14,386,700

Total Investment in Securities (cost $324,076,085)		$358,018,808
Cash		1,008
Receivable for fund shares sold		642,106
Dividends receivable		102,456
Distributions receivable from Fidelity Central Funds		38,764
Total assets		358,803,142
Liabilities
Payable for investments purchased	$38,536
Payable for fund shares redeemed	323,117
Payable for daily variation margin on futures contracts	58,152
Other payables and accrued expenses	877
Collateral on securities loaned	11,840,323
Total liabilities		12,261,005
Net Assets		$346,542,137
Net Assets consist of:
Paid in capital		$324,225,330
Total accumulated earnings (loss)		22,316,807
Net Assets		$346,542,137
Net Asset Value, offering price and redemption price per share ($346,542,137 ÷ 24,429,602 shares)		$14.19
Statement of Operations
		Year ended April 30, 2024
Investment Income
Dividends		$4,456,678
Interest		11,243
Income from Fidelity Central Funds (including $397,018 from security lending)		499,841
Total income		4,967,762
Expenses
Independent trustees' fees and expenses	$989
Proxy	132,706
Total expenses before reductions	133,695
Expense reductions	(124,883)
Total expenses after reductions		8,812
Net Investment income (loss)		4,958,950
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,270,365)
Fidelity Central Funds	(42)
Futures contracts	(31,569)
Total net realized gain (loss)		(3,301,976)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	36,713,238
Futures contracts	(16,815)
Total change in net unrealized appreciation (depreciation)		36,696,423
Net gain (loss)		33,394,447
Net increase (decrease) in net assets resulting from operations		$38,353,397
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,958,950	$4,291,098
Net realized gain (loss)	(3,301,976)	(3,677,136)
Change in net unrealized appreciation (depreciation)	36,696,423	(8,101,548)
Net increase (decrease) in net assets resulting from operations	38,353,397	(7,487,586)
Distributions to shareholders	(4,955,699)	(3,089,661)

Share transactions
Proceeds from sales of shares	153,091,221	124,512,167
Reinvestment of distributions	3,626,735	2,144,309
Cost of shares redeemed	(126,338,692)	(76,140,306)

Net increase (decrease) in net assets resulting from share transactions	30,379,264	50,516,170
Total increase (decrease) in net assets	63,776,962	39,938,923

Net Assets
Beginning of period	282,765,175	242,826,252
End of period	$346,542,137	$282,765,175

Other Information
Shares
Sold	11,216,014	9,634,149
Issued in reinvestment of distributions	259,895	170,455
Redeemed	(9,310,316)	(5,765,531)
Net increase (decrease)	2,165,593	4,039,073

Financial Highlights
Fidelity Flex® Small Cap Index Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.70	$13.32	$16.47	$9.52	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.21	.22	.18	.14	.15
Net realized and unrealized gain (loss)	1.50	(.68)	(2.89)	6.96	(1.98)
Total from investment operations	1.71	(.46)	(2.71)	7.10	(1.83)
Distributions from net investment income	(.22)	(.16)	(.18)	(.15)	(.16)
Distributions from net realized gain	-	-	(.26)	-	(.19)
Total distributions	(.22)	(.16)	(.44)	(.15)	(.35)
Net asset value, end of period	$14.19	$12.70	$13.32	$16.47	$9.52
Total Return C	13.47%	(3.46)%	(16.88)%	75.01%	(16.23)%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.04%	-% F	-% F	-% F	-% F
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	1.55%	1.66%	1.14%	1.09%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$346,542	$282,765	$242,826	$178,073	$104,119
Portfolio turnover rate G	21%	16%	18%	47%	18%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Flex Small Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$88,956,374
Gross unrealized depreciation	(60,695,847)
Net unrealized appreciation (depreciation)	$28,260,527
Tax Cost	$329,758,281

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,114,631
Capital loss carryforward	$(7,058,350)
Net unrealized appreciation (depreciation) on securities and other investments	$28,260,527

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,549,550)
Long-term	(2,508,800)
Total capital loss carryforward	$(7,058,350)

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$4,955,699	$3,089,661
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Small Cap Index Fund	110,341,974	67,924,774
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Small Cap Index Fund	6,253	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2025. During the period this reimbursement reduced the Fund's expenses as follows:

Reimbursement ($)
Fidelity Flex Small Cap Index Fund	123,085

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,798.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Small Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Small Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 12, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity Flex® Small Cap Index Fund	-%-D
Actual		$ 1,000	$ 1,197.00	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $115,768 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 2% and 57% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 1.84% and 64.85% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.61% and 21.37% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9881631.107
ZAP-ANN-0624
Fidelity Flex® Funds

Fidelity Flex® Mid Cap Index Fund

Annual Report
April 30, 2024

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended April 30, 2024	Past 1 year	Past 5 years	Life of Fund A
Fidelity Flex® Mid Cap Index Fund	16.36%	9.12%	9.72%

A   From March 9, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Flex® Mid Cap Index Fund, on March 9, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. equities gained 22.66% for the 12 months ending April 30, 2024, according to the S&P 500® index, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year. Amid this favorable backdrop for higher-risk assets, the S&P 500® continued its late-2023 momentum and ended March at its all-time high before snapping a five-month uptrend in April (-4.08%). Growth stocks led the broad rally, mostly driven by a narrow set of firms in the communication services (+41%) and information technology (+37%) sectors, largely due to excitement for AI. In particular, semiconductor-related stocks (+104%) were a standout. Following the Fed's November 1 meeting, when the central bank hinted it might be done raising rates, the S&P 500® reversed a three-month decline and gained 14.09% in the final two months of 2023 and 10.56% the first quarter. Risk assets were further aided on March 20, when the central bank held steady its benchmark federal funds rate and affirmed its projection to cut in 2024. The index then slipped in April, as inflation remained stickier than expected, spurring doubts of a soft economic landing. For the full 12 months, the financials, industrials and consumer discretionary sectors each gained about 24%. In sharp contrast, real estate and the defensive-oriented utilities sector each roughly broke even. Other notable "laggards" included consumer staples (+3%) and health care (+7%).
Comments from the Geode Capital Management, LLC, passive equity index team:
For the fiscal year ending April 30, 2024, the fund gained 16.36%, versus 16.35% for the benchmark Russell MidCap Index. By sector, industrials gained 31% and contributed most, driven by the capital goods industry (+39%). Financials stocks also helped (+27%). Information technology rose about 28%, consumer discretionary gained 15%, and energy advanced 24%. Other notable contributors included the materials (+9%), utilities (+6%), real estate (+4%) and communication services (+2%) sectors. Conversely, health care returned approximately -4% and detracted most. Consumer staples (-5%) also hurt, hampered by the food, beverage & tobacco industry (-7%). Turning to individual stocks, the biggest contributor was CrowdStrike Holdings (+144%), from the software & services group. Constellation Energy, within the utilities group, gained roughly 143% and lifted the fund. Lastly, Trane Technologies (+73%), Parker Hannifin (+70%) and TransDigm (+69%), within the capital goods industry, also contributed. In contrast, the biggest individual detractor was Warner Bros. Discovery (-46%), from the media & entertainment group. In pharmaceuticals, biotechnology & life sciences, Biogen (-29%) and Illumina (-39%) detracted. In health care equipment & services, Insulet returned -46% and detracted. Lastly, in consumer staples distribution & retail, Walgreens Boots Alliance returned roughly -40% and hurt.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary April 30, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Trane Technologies PLC	0.7
Amphenol Corp. Class A	0.6
Parker Hannifin Corp.	0.6
TransDigm Group, Inc.	0.6
Phillips 66 Co.	0.6
Crowdstrike Holdings, Inc.	0.6
KKR & Co. LP	0.6
Constellation Energy Corp.	0.6
Cintas Corp.	0.5
Apollo Global Management, Inc.	0.5
5.9

Market Sectors (% of Fund's net assets)

Industrials	20.3
Financials	15.8
Information Technology	13.1
Consumer Discretionary	10.4
Health Care	9.8
Real Estate	7.4
Materials	5.6
Utilities	5.4
Energy	5.2
Consumer Staples	3.4
Communication Services	3.3

Asset Allocation (% of Fund's net assets)

Futures - 0.3%

Schedule of Investments April 30, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.1%
Frontier Communications Parent, Inc. (a)	9,155	211,847
GCI Liberty, Inc. Class A (Escrow) (b)	1,527	0
Iridium Communications, Inc.	4,615	142,096
		353,943
Entertainment - 1.6%
AMC Entertainment Holdings, Inc. Class A (c)	9,230	27,044
Electronic Arts, Inc.	10,093	1,279,994
Liberty Media Corp. Liberty Formula One:
Class A	887	55,233
Class C	7,254	507,562
Liberty Media Corp. Liberty Live:
Class C	1,765	65,870
Series A	745	26,716
Live Nation Entertainment, Inc. (a)	5,845	519,679
Madison Square Garden Sports Corp. (a)	693	128,843
Playtika Holding Corp.	944	6,844
Roblox Corp. (a)	17,649	627,598
Roku, Inc. Class A (a)	4,622	266,505
Spotify Technology SA (a)	5,222	1,464,458
Take-Two Interactive Software, Inc. (a)	6,165	880,424
TKO Group Holdings, Inc.	2,315	219,161
Warner Bros Discovery, Inc. (a)	75,669	556,924
		6,632,855
Interactive Media & Services - 0.4%
IAC, Inc. (a)	2,815	133,881
Match Group, Inc. (a)	10,034	309,248
Pinterest, Inc. Class A (a)	21,804	729,344
TripAdvisor, Inc. (a)	3,972	104,583
Zoominfo Technologies, Inc. (a)	11,258	178,552
		1,455,608
Media - 1.2%
Cable One, Inc.	224	88,222
Fox Corp.:
Class A	9,219	285,881
Class B	4,993	143,199
Interpublic Group of Companies, Inc.	14,457	440,071
Liberty Broadband Corp.:
Class A (a)	765	38,349
Class C (a)	4,321	214,883
Liberty Media Corp. Liberty SiriusXM	5,762	138,634
Liberty Media Corp. Liberty SiriusXM Class A	2,762	66,454
News Corp.:
Class A	14,064	334,723
Class B	4,489	110,160
Nexstar Media Group, Inc. Class A	1,237	197,994
Omnicom Group, Inc.	7,362	683,488
Paramount Global:
Class A (c)	932	19,283
Class B (c)	20,912	238,188
Sirius XM Holdings, Inc. (c)	24,026	70,636
The New York Times Co. Class A	6,038	259,815
The Trade Desk, Inc. (a)	16,455	1,363,297
		4,693,277
TOTAL COMMUNICATION SERVICES		13,135,683
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.4%
Aptiv PLC (a)	10,111	717,881
BorgWarner, Inc.	8,838	289,621
Gentex Corp.	8,695	298,239
Lear Corp.	2,156	271,376
Phinia, Inc.	1,740	67,860
QuantumScape Corp. Class A (a)(c)	12,693	68,796
		1,713,773
Automobiles - 0.2%
Harley-Davidson, Inc.	4,902	168,580
Lucid Group, Inc. Class A (a)(c)	29,007	73,968
Rivian Automotive, Inc. (a)(c)	21,640	192,596
Thor Industries, Inc.	1,987	197,548
		632,692
Broadline Retail - 0.7%
Coupang, Inc. Class A (a)	40,828	918,630
eBay, Inc.	19,312	995,340
Etsy, Inc. (a)	4,451	305,650
Kohl's Corp.	4,411	105,599
Macy's, Inc.	10,101	186,161
Nordstrom, Inc.	4,253	80,850
Ollie's Bargain Outlet Holdings, Inc. (a)	2,295	167,856
		2,760,086
Distributors - 0.4%
Genuine Parts Co.	5,222	820,951
LKQ Corp.	9,895	426,771
Pool Corp.	1,440	522,043
		1,769,765
Diversified Consumer Services - 0.3%
ADT, Inc.	9,576	62,244
Bright Horizons Family Solutions, Inc. (a)	2,133	221,213
Grand Canyon Education, Inc. (a)	1,106	143,802
H&R Block, Inc.	5,323	251,405
Mister Car Wash, Inc. (a)	2,832	18,946
Service Corp. International	5,317	381,282
		1,078,892
Hotels, Restaurants & Leisure - 3.4%
Aramark	9,655	304,229
Boyd Gaming Corp.	2,612	139,768
Caesars Entertainment, Inc. (a)	7,668	274,668
Carnival Corp. (a)	37,073	549,422
Cava Group, Inc.	1,793	128,988
Choice Hotels International, Inc. (c)	1,098	129,849
Churchill Downs, Inc.	2,662	343,398
Darden Restaurants, Inc.	4,434	680,220
Domino's Pizza, Inc.	1,299	687,522
Doordash, Inc. (a)	11,549	1,492,824
Draftkings Holdings, Inc. (a)	15,584	647,671
Expedia Group, Inc. (a)	4,960	667,765
Hilton Worldwide Holdings, Inc.	9,268	1,828,391
Hyatt Hotels Corp. Class A	1,608	239,254
Marriott Vacations Worldwide Corp.	1,309	125,808
MGM Resorts International (a)	10,276	405,285
Norwegian Cruise Line Holdings Ltd. (a)	15,755	298,085
Penn Entertainment, Inc. (a)	5,630	93,120
Planet Fitness, Inc. (a)	3,183	190,471
Royal Caribbean Cruises Ltd. (a)	8,719	1,217,434
Texas Roadhouse, Inc. Class A	2,478	398,413
Travel+Leisure Co.	2,607	113,509
Vail Resorts, Inc.	1,416	268,148
Wendy's Co.	6,416	128,256
Wingstop, Inc.	1,095	421,345
Wyndham Hotels & Resorts, Inc.	3,009	221,192
Wynn Resorts Ltd.	3,895	356,977
Yum! Brands, Inc.	10,430	1,473,238
		13,825,250
Household Durables - 1.8%
D.R. Horton, Inc.	11,273	1,606,290
Garmin Ltd.	5,711	825,068
Leggett & Platt, Inc.	5,005	90,440
Lennar Corp.:
Class A	8,962	1,358,818
Class B	546	76,653
Mohawk Industries, Inc. (a)	1,974	227,642
Newell Brands, Inc.	15,163	120,394
NVR, Inc. (a)	108	803,396
PulteGroup, Inc.	7,949	885,678
Tempur Sealy International, Inc.	6,200	310,372
Toll Brothers, Inc.	3,847	458,216
TopBuild Corp. (a)	1,176	475,892
Whirlpool Corp.	1,994	189,151
		7,428,010
Leisure Products - 0.3%
Brunswick Corp.	2,613	210,712
Hasbro, Inc.	4,862	298,041
Mattel, Inc. (a)	13,056	239,186
Peloton Interactive, Inc. Class A (a)	12,903	40,128
Polaris, Inc.	2,069	176,196
YETI Holdings, Inc. (a)	3,222	115,090
		1,079,353
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	2,231	162,818
AutoNation, Inc. (a)	1,059	170,658
Bath & Body Works, Inc.	8,435	383,118
Best Buy Co., Inc.	7,173	528,220
Burlington Stores, Inc. (a)	2,441	439,234
CarMax, Inc. (a)	5,901	401,091
Dick's Sporting Goods, Inc.	2,101	422,175
Five Below, Inc. (a)	2,049	299,851
Floor & Decor Holdings, Inc. Class A (a)(c)	3,953	436,134
GameStop Corp. Class A (a)(c)	6,758	74,946
Gap, Inc.	7,233	148,421
Lithia Motors, Inc. Class A (sub. vtg.)	1,008	256,415
Murphy U.S.A., Inc.	723	299,192
Penske Automotive Group, Inc.	729	111,471
Petco Health & Wellness Co., Inc. (a)	3,748	5,622
RH (a)	584	144,277
Ross Stores, Inc.	12,311	1,594,890
Tractor Supply Co.	4,031	1,100,785
Ulta Beauty, Inc. (a)	1,811	733,165
Valvoline, Inc. (a)	4,845	206,009
Victoria's Secret & Co. (a)	2,935	51,715
Wayfair LLC Class A (a)	3,145	157,722
Williams-Sonoma, Inc.	2,372	680,242
		8,808,171
Textiles, Apparel & Luxury Goods - 0.7%
Birkenstock Holding PLC (c)	966	43,248
Capri Holdings Ltd. (a)	4,205	149,193
Carter's, Inc.	1,357	92,832
Columbia Sportswear Co.	1,310	104,315
Crocs, Inc. (a)	2,222	276,350
Deckers Outdoor Corp. (a)	954	780,820
PVH Corp.	2,261	245,997
Ralph Lauren Corp.	1,472	240,878
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,095	336,525
Tapestry, Inc.	8,734	348,661
Under Armour, Inc.:
Class A (sub. vtg.) (a)	7,014	47,204
Class C (non-vtg.) (a)	8,949	58,347
VF Corp.	8,315	103,605
		2,827,975
TOTAL CONSUMER DISCRETIONARY		41,923,967
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	350	97,444
Brown-Forman Corp.:
Class A	1,940	95,196
Class B (non-vtg.)	6,787	324,758
Celsius Holdings, Inc. (a)	5,347	381,081
Molson Coors Beverage Co. Class B	6,480	371,045
		1,269,524
Consumer Staples Distribution & Retail - 1.2%
Albertsons Companies, Inc.	15,144	308,938
BJ's Wholesale Club Holdings, Inc. (a)	4,965	370,786
Casey's General Stores, Inc.	1,383	441,979
Dollar Tree, Inc. (a)	7,720	912,890
Grocery Outlet Holding Corp. (a)	3,566	92,609
Kroger Co.	24,309	1,346,232
Maplebear, Inc. (NASDAQ)	830	28,328
Performance Food Group Co. (a)	5,686	385,966
U.S. Foods Holding Corp. (a)	8,417	422,954
Walgreens Boots Alliance, Inc.	26,848	476,015
		4,786,697
Food Products - 1.4%
Bunge Global SA	5,381	547,571
Campbell Soup Co.	7,137	326,232
Conagra Brands, Inc.	17,693	544,591
Darling Ingredients, Inc. (a)	5,907	250,280
Flowers Foods, Inc.	6,958	173,533
Freshpet, Inc. (a)	1,602	169,924
Hormel Foods Corp.	10,772	383,052
Ingredion, Inc.	2,413	276,506
Kellanova	9,672	559,622
Lamb Weston Holdings, Inc.	5,420	451,703
McCormick & Co., Inc. (non-vtg.)	9,366	712,378
Pilgrim's Pride Corp. (a)	1,513	54,498
Post Holdings, Inc. (a)	1,888	200,411
Seaboard Corp.	8	26,481
The J.M. Smucker Co.	3,882	445,848
Tyson Foods, Inc. Class A	10,360	628,334
WK Kellogg Co.	2,427	56,646
		5,807,610
Household Products - 0.5%
Church & Dwight Co., Inc.	9,089	980,612
Reynolds Consumer Products, Inc.	2,010	57,546
Spectrum Brands Holdings, Inc.	1,129	92,431
The Clorox Co.	4,612	681,976
		1,812,565
Personal Care Products - 0.0%
Coty, Inc. Class A (a)	14,355	164,221
Olaplex Holdings, Inc. (a)	5,475	7,610
		171,831
TOTAL CONSUMER STAPLES		13,848,227
ENERGY - 5.2%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	37,196	1,213,334
Halliburton Co.	33,422	1,252,322
NOV, Inc.	14,594	269,843
TechnipFMC PLC	16,108	412,687
		3,148,186
Oil, Gas & Consumable Fuels - 4.4%
Antero Midstream GP LP	12,537	173,512
Antero Resources Corp. (a)	10,561	359,180
APA Corp.	13,591	427,301
Cheniere Energy, Inc.	8,920	1,407,754
Chesapeake Energy Corp. (c)	4,602	413,628
Coterra Energy, Inc.	27,823	761,237
Devon Energy Corp.	23,897	1,223,048
Diamondback Energy, Inc.	6,640	1,335,503
DT Midstream, Inc.	3,592	223,422
EQT Corp.	13,469	539,972
Hess Corp.	10,369	1,633,014
HF Sinclair Corp.	5,946	322,571
Marathon Oil Corp.	21,796	585,223
New Fortress Energy, Inc. (c)	2,419	63,378
ONEOK, Inc.	21,659	1,713,660
Ovintiv, Inc.	9,525	488,823
Phillips 66 Co.	16,387	2,346,782
Range Resources Corp.	8,740	313,853
Southwestern Energy Co. (a)	40,721	305,000
Targa Resources Corp.	8,227	938,372
Texas Pacific Land Corp.	689	397,071
The Williams Companies, Inc.	45,320	1,738,475
		17,710,779
TOTAL ENERGY		20,858,965
FINANCIALS - 15.8%
Banks - 2.5%
Bank OZK	3,940	175,921
BOK Financial Corp.	1,020	90,505
Citizens Financial Group, Inc.	17,469	595,868
Columbia Banking Systems, Inc.	7,770	146,154
Comerica, Inc.	4,878	244,729
Commerce Bancshares, Inc.	4,457	243,709
Cullen/Frost Bankers, Inc.	2,192	228,713
East West Bancorp, Inc.	5,201	387,422
Fifth Third Bancorp	25,237	920,141
First Citizens Bancshares, Inc.	404	681,451
First Hawaiian, Inc.	4,718	99,503
First Horizon National Corp.	20,692	308,725
FNB Corp., Pennsylvania	13,323	177,729
Huntington Bancshares, Inc.	53,427	719,662
KeyCorp	34,668	502,339
M&T Bank Corp.	6,164	890,020
New York Community Bancorp, Inc.	26,978	71,492
Nu Holdings Ltd. (a)	87,072	945,602
Pinnacle Financial Partners, Inc.	2,783	213,456
Popular, Inc.	2,607	221,569
Prosperity Bancshares, Inc.	3,232	200,287
Regions Financial Corp.	34,382	662,541
Synovus Financial Corp.	5,360	191,834
TFS Financial Corp.	1,818	21,834
Webster Financial Corp.	6,328	277,356
Western Alliance Bancorp.	4,009	227,831
Wintrust Financial Corp.	2,254	217,827
Zions Bancorporation NA	5,415	220,824
		9,885,044
Capital Markets - 5.0%
Affiliated Managers Group, Inc.	1,239	193,408
Ameriprise Financial, Inc.	3,722	1,532,682
Ares Management Corp.	6,233	829,550
Bank of New York Mellon Corp.	28,271	1,597,029
Blue Owl Capital, Inc. Class A	16,891	319,071
Carlyle Group LP	7,849	351,635
Cboe Global Markets, Inc.	3,926	711,195
Coinbase Global, Inc. (a)	6,383	1,301,685
Evercore, Inc. Class A	1,303	236,495
FactSet Research Systems, Inc.	1,431	596,570
Franklin Resources, Inc.	11,443	261,358
Houlihan Lokey	1,874	238,916
Interactive Brokers Group, Inc.	3,861	444,478
Invesco Ltd.	14,094	199,712
Janus Henderson Group PLC	4,964	154,976
Jefferies Financial Group, Inc.	6,704	288,674
KKR & Co. LP	24,714	2,300,132
Lazard, Inc. Class A	4,095	157,658
LPL Financial	2,812	756,794
MarketAxess Holdings, Inc.	1,383	276,724
Morningstar, Inc.	953	269,365
MSCI, Inc.	2,865	1,334,488
NASDAQ, Inc.	13,764	823,775
Northern Trust Corp.	7,536	620,891
Raymond James Financial, Inc.	7,038	858,636
Robinhood Markets, Inc. (a)	23,590	388,999
SEI Investments Co.	3,725	245,664
State Street Corp.	11,239	814,715
Stifel Financial Corp.	3,618	289,151
T. Rowe Price Group, Inc.	8,217	900,337
TPG, Inc.	2,649	114,172
Tradeweb Markets, Inc. Class A	4,282	435,522
Virtu Financial, Inc. Class A	3,161	68,594
XP, Inc. Class A	12,040	246,459
		20,159,510
Consumer Finance - 0.7%
Ally Financial, Inc.	10,185	390,595
Credit Acceptance Corp. (a)	233	119,697
Discover Financial Services	9,313	1,180,236
OneMain Holdings, Inc.	4,160	216,778
SLM Corp.	8,107	171,787
SoFi Technologies, Inc. (a)(c)	36,200	245,436
Synchrony Financial	15,066	662,603
		2,987,132
Financial Services - 2.5%
Affirm Holdings, Inc. (a)	8,389	267,441
Apollo Global Management, Inc.	19,430	2,105,823
Block, Inc. Class A (a)	20,597	1,503,581
Corebridge Financial, Inc. (c)	8,388	222,785
Corpay, Inc. (a)	2,619	791,305
Equitable Holdings, Inc.	12,504	461,523
Euronet Worldwide, Inc. (a)	1,628	167,163
Fidelity National Information Services, Inc.	22,100	1,501,032
Global Payments, Inc.	9,626	1,181,784
Jack Henry & Associates, Inc.	2,703	439,751
MGIC Investment Corp.	10,203	206,917
NCR Atleos Corp.	2,402	47,872
Rocket Companies, Inc. (a)	4,426	54,351
Shift4 Payments, Inc. (a)	2,009	116,241
The Western Union Co.	13,533	181,884
Toast, Inc. (a)	13,684	323,353
UWM Holdings Corp. Class A	3,513	22,132
Voya Financial, Inc.	3,591	244,763
WEX, Inc. (a)	1,588	335,481
		10,175,182
Insurance - 4.9%
AFLAC, Inc.	21,619	1,808,429
Allstate Corp.	9,777	1,662,677
American Financial Group, Inc.	2,657	339,432
Arch Capital Group Ltd. (a)	13,337	1,247,543
Arthur J. Gallagher & Co.	8,004	1,878,459
Assurant, Inc.	1,963	342,347
Assured Guaranty Ltd.	2,030	155,701
Axis Capital Holdings Ltd.	2,874	176,262
Brighthouse Financial, Inc. (a)	2,584	124,678
Brown & Brown, Inc.	8,836	720,487
Cincinnati Financial Corp.	5,705	660,011
CNA Financial Corp.	970	42,622
Everest Re Group Ltd.	1,597	585,157
Fidelity National Financial, Inc.	9,640	477,180
First American Financial Corp.	3,793	203,191
Globe Life, Inc.	3,250	247,553
Hanover Insurance Group, Inc.	1,317	170,973
Hartford Financial Services Group, Inc.	10,958	1,061,721
Kemper Corp.	2,268	132,247
Kinsale Capital Group, Inc.	814	295,686
Lincoln National Corp.	6,329	172,592
Loews Corp.	6,797	510,795
Markel Group, Inc. (a)	490	714,616
Old Republic International Corp.	9,519	284,237
Primerica, Inc.	1,293	273,935
Principal Financial Group, Inc.	8,800	696,432
Prudential Financial, Inc.	13,483	1,489,602
Reinsurance Group of America, Inc.	2,470	461,865
RenaissanceRe Holdings Ltd.	1,928	422,714
RLI Corp.	1,491	210,753
Ryan Specialty Group Holdings, Inc.	3,598	177,525
Unum Group	7,128	361,390
W.R. Berkley Corp.	7,448	573,273
White Mountains Insurance Group Ltd.	92	163,589
Willis Towers Watson PLC	3,853	967,642
		19,813,316
Mortgage Real Estate Investment Trusts - 0.2%
AGNC Investment Corp. (c)	25,948	237,424
Annaly Capital Management, Inc.	18,695	350,344
Rithm Capital Corp.	16,637	185,003
Starwood Property Trust, Inc.	11,041	209,448
		982,219
TOTAL FINANCIALS		64,002,403
HEALTH CARE - 9.8%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	4,712	678,292
Apellis Pharmaceuticals, Inc. (a)	3,788	167,392
Biogen, Inc. (a)	5,378	1,155,302
BioMarin Pharmaceutical, Inc. (a)	6,979	563,624
Exact Sciences Corp. (a)	6,663	395,449
Exelixis, Inc. (a)	11,467	269,016
Incyte Corp. (a)	6,251	325,365
Ionis Pharmaceuticals, Inc. (a)	5,344	220,493
Natera, Inc. (a)	4,056	376,721
Neurocrine Biosciences, Inc. (a)	3,601	495,282
Repligen Corp. (a)	2,096	344,163
Roivant Sciences Ltd. (a)(c)	13,509	147,248
Sarepta Therapeutics, Inc. (a)	3,337	422,664
Ultragenyx Pharmaceutical, Inc. (a)	2,972	126,429
United Therapeutics Corp. (a)	1,681	393,909
		6,081,349
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. (a)	2,862	808,172
Baxter International, Inc.	18,868	761,701
Dentsply Sirona, Inc.	7,943	238,369
DexCom, Inc. (a)	14,417	1,836,582
Enovis Corp. (a)	1,959	108,196
Envista Holdings Corp. (a)	6,518	128,274
Globus Medical, Inc. (a)	4,513	224,702
Hologic, Inc. (a)	8,621	653,213
ICU Medical, Inc. (a)	838	82,057
IDEXX Laboratories, Inc. (a)	3,069	1,512,280
Inspire Medical Systems, Inc. (a)	1,088	262,926
Insulet Corp. (a)	2,587	444,809
Integra LifeSciences Holdings Corp. (a)	2,736	79,809
Masimo Corp. (a)	1,616	217,207
Novocure Ltd. (a)	899	11,004
Penumbra, Inc. (a)	1,378	270,736
QuidelOrtho Corp. (a)	1,074	43,551
ResMed, Inc.	5,431	1,162,180
Shockwave Medical, Inc. (a)	1,352	446,417
STERIS PLC	3,697	756,258
Tandem Diabetes Care, Inc. (a)	2,410	88,423
Teleflex, Inc.	1,774	370,323
The Cooper Companies, Inc.	7,250	645,685
Zimmer Biomet Holdings, Inc.	7,824	941,071
		12,093,945
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc. (a)	3,356	248,143
agilon health, Inc. (a)	7,015	38,583
Amedisys, Inc. (a)	1,151	105,950
Cardinal Health, Inc.	9,197	947,659
Cencora, Inc.	6,264	1,497,409
Chemed Corp.	547	310,696
DaVita, Inc. (a)	2,015	280,105
Encompass Health Corp.	3,676	306,505
Henry Schein, Inc. (a)	4,870	337,394
Laboratory Corp. of America Holdings	3,163	636,933
Molina Healthcare, Inc. (a)	2,154	736,883
Premier, Inc.	4,459	93,104
Quest Diagnostics, Inc.	4,178	577,316
R1 RCM, Inc. (a)	5,780	71,036
Tenet Healthcare Corp. (a)	3,769	423,221
Universal Health Services, Inc. Class B	2,192	373,583
		6,984,520
Health Care Technology - 0.4%
Certara, Inc. (a)	4,417	75,575
Doximity, Inc. (a)	4,388	106,585
Teladoc Health, Inc. (a)	6,958	88,715
Veeva Systems, Inc. Class A (a)	5,385	1,069,246
		1,340,121
Life Sciences Tools & Services - 2.7%
10X Genomics, Inc. (a)	3,744	109,624
Agilent Technologies, Inc.	10,872	1,489,899
Avantor, Inc. (a)	25,080	607,688
Azenta, Inc. (a)	2,041	107,071
Bio-Rad Laboratories, Inc. Class A (a)	766	206,629
Bio-Techne Corp.	5,874	371,296
Bruker Corp.	3,707	289,183
Charles River Laboratories International, Inc. (a)	1,900	435,100
Fortrea Holdings, Inc.	3,299	120,710
ICON PLC (a)	3,030	902,576
Illumina, Inc. (a)	5,905	726,610
IQVIA Holdings, Inc. (a)	6,767	1,568,388
Maravai LifeSciences Holdings, Inc. (a)	4,094	33,571
Medpace Holdings, Inc. (a)	863	335,146
Mettler-Toledo International, Inc. (a)	799	982,530
QIAGEN NV	8,203	347,233
Revvity, Inc.	4,615	472,899
Sotera Health Co. (a)	4,590	51,408
Waters Corp. (a)	2,177	672,780
West Pharmaceutical Services, Inc.	2,755	984,857
		10,815,198
Pharmaceuticals - 0.5%
Catalent, Inc. (a)	6,703	374,363
Elanco Animal Health, Inc. (a)	18,231	239,920
Jazz Pharmaceuticals PLC (a)	2,303	255,057
Organon & Co.	9,508	176,944
Perrigo Co. PLC	5,242	171,204
Royalty Pharma PLC	13,787	381,900
Viatris, Inc.	44,481	514,645
		2,114,033
TOTAL HEALTH CARE		39,429,166
INDUSTRIALS - 20.3%
Aerospace & Defense - 1.9%
Axon Enterprise, Inc. (a)	2,622	822,417
BWX Technologies, Inc.	3,390	324,660
Curtiss-Wright Corp.	1,416	358,843
HEICO Corp.	1,696	351,750
HEICO Corp. Class A	3,008	498,877
Hexcel Corp.	3,151	202,326
Howmet Aerospace, Inc.	14,129	943,111
Huntington Ingalls Industries, Inc.	1,452	402,102
Mercury Systems, Inc. (a)	2,041	57,556
Spirit AeroSystems Holdings, Inc. Class A (a)	4,308	137,856
Textron, Inc.	7,270	614,969
TransDigm Group, Inc.	1,974	2,463,611
Woodward, Inc.	2,218	360,114
		7,538,192
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	4,280	303,880
Expeditors International of Washington, Inc.	5,371	597,846
GXO Logistics, Inc. (a)	4,422	219,597
		1,121,323
Building Products - 2.5%
A.O. Smith Corp.	4,486	371,620
Advanced Drain Systems, Inc.	2,488	390,616
Allegion PLC	3,257	395,921
Armstrong World Industries, Inc.	1,626	186,795
Builders FirstSource, Inc. (a)	4,520	826,346
Carlisle Companies, Inc.	1,798	698,074
Carrier Global Corp.	31,056	1,909,633
Fortune Brands Innovations, Inc.	4,702	343,716
Hayward Holdings, Inc. (a)	4,999	67,886
Lennox International, Inc.	1,187	550,080
Masco Corp.	8,339	570,805
Owens Corning	3,289	553,243
The AZEK Co., Inc. (a)	5,323	242,942
Trane Technologies PLC	8,477	2,690,085
Trex Co., Inc. (a)	4,034	357,211
		10,154,973
Commercial Services & Supplies - 1.8%
Cintas Corp.	3,226	2,123,805
Clean Harbors, Inc. (a)	1,882	356,545
Copart, Inc.	31,982	1,736,942
Driven Brands Holdings, Inc. (a)	3,019	43,262
MSA Safety, Inc.	1,364	246,066
RB Global, Inc.	6,757	483,666
Republic Services, Inc.	7,675	1,471,298
Rollins, Inc.	9,500	423,320
Stericycle, Inc. (a)	3,430	153,424
Tetra Tech, Inc.	1,969	383,404
Vestis Corp.	4,355	80,219
		7,501,951
Construction & Engineering - 0.8%
AECOM	5,034	464,940
EMCOR Group, Inc.	1,721	614,690
MasTec, Inc. (a)	2,331	206,736
MDU Resources Group, Inc.	7,487	184,929
Quanta Services, Inc.	5,357	1,385,106
Valmont Industries, Inc.	774	158,515
Willscot Mobile Mini Holdings (a)	6,947	256,761
		3,271,677
Electrical Equipment - 1.6%
Acuity Brands, Inc.	1,145	284,304
AMETEK, Inc.	8,540	1,491,596
ChargePoint Holdings, Inc. Class A (a)(c)	18,670	24,831
Generac Holdings, Inc. (a)	2,230	303,191
Hubbell, Inc. Class B	1,993	738,446
nVent Electric PLC	6,094	439,195
Plug Power, Inc. (a)(c)	19,976	46,145
Regal Rexnord Corp.	2,464	397,616
Rockwell Automation, Inc.	4,291	1,162,689
Sensata Technologies, Inc. PLC	5,627	215,570
Sunrun, Inc. (a)	7,785	80,108
Vertiv Holdings Co.	12,782	1,188,726
		6,372,417
Ground Transportation - 1.0%
Avis Budget Group, Inc.	689	65,765
Hertz Global Holdings, Inc. (a)(c)	5,075	23,091
J.B. Hunt Transport Services, Inc.	3,064	498,114
Knight-Swift Transportation Holdings, Inc. Class A	5,885	272,064
Landstar System, Inc.	1,323	230,744
Lyft, Inc. (a)	13,022	203,664
Old Dominion Freight Lines, Inc.	7,351	1,335,750
Ryder System, Inc.	1,626	198,128
Saia, Inc. (a)	987	391,671
Schneider National, Inc. Class B	1,976	40,864
U-Haul Holding Co. (a)	485	30,667
U-Haul Holding Co. (non-vtg.)	3,506	214,988
XPO, Inc. (a)	4,231	454,663
		3,960,173
Machinery - 5.1%
AGCO Corp.	2,331	266,177
Allison Transmission Holdings, Inc.	3,306	243,156
CNH Industrial NV	36,600	417,240
Crane Co.	1,784	249,778
Cummins, Inc.	5,082	1,435,614
Donaldson Co., Inc.	4,492	324,322
Dover Corp.	5,191	930,746
ESAB Corp.	2,090	221,289
Flowserve Corp.	4,844	228,443
Fortive Corp.	13,165	990,930
Gates Industrial Corp. PLC (a)	6,128	107,975
Graco, Inc.	6,201	497,320
IDEX Corp.	2,813	620,154
Ingersoll Rand, Inc.	15,073	1,406,612
ITT, Inc.	3,060	395,780
Lincoln Electric Holdings, Inc.	2,071	454,647
Middleby Corp. (a)	1,986	275,994
Nordson Corp.	2,121	547,621
Oshkosh Corp.	2,418	271,469
Otis Worldwide Corp.	15,385	1,403,112
PACCAR, Inc.	19,078	2,024,367
Parker Hannifin Corp.	4,756	2,591,592
Pentair PLC	6,102	482,607
RBC Bearings, Inc. (a)	1,054	257,756
Snap-On, Inc.	1,932	517,699
Stanley Black & Decker, Inc.	5,716	522,442
Timken Co.	2,271	202,619
Toro Co.	3,884	340,200
Westinghouse Air Brake Tech Co.	6,628	1,067,638
Xylem, Inc.	8,831	1,154,212
		20,449,511
Marine Transportation - 0.0%
Kirby Corp. (a)	2,193	239,322
Passenger Airlines - 0.7%
Alaska Air Group, Inc. (a)	4,702	202,280
American Airlines Group, Inc. (a)	24,525	331,333
Delta Air Lines, Inc.	23,820	1,192,667
Southwest Airlines Co.	22,150	574,571
United Airlines Holdings, Inc. (a)	12,185	627,040
		2,927,891
Professional Services - 2.6%
Booz Allen Hamilton Holding Corp. Class A	4,761	703,057
Broadridge Financial Solutions, Inc.	4,346	840,560
CACI International, Inc. Class A (a)	817	328,622
Clarivate PLC (a)	17,317	117,063
Concentrix Corp.	1,647	90,041
Dayforce, Inc. (a)	5,667	347,784
Dun & Bradstreet Holdings, Inc.	10,660	97,006
Equifax, Inc.	4,554	1,002,745
FTI Consulting, Inc. (a)	1,239	264,935
Genpact Ltd.	6,561	201,685
Jacobs Solutions, Inc.	4,681	671,864
KBR, Inc.	4,983	323,596
Leidos Holdings, Inc.	5,063	709,934
ManpowerGroup, Inc.	1,790	135,056
Paychex, Inc.	11,991	1,424,651
Paycom Software, Inc.	1,932	363,177
Paycor HCM, Inc. (a)	2,758	47,906
Paylocity Holding Corp. (a)	1,592	247,015
Robert Half, Inc.	3,834	265,083
Science Applications International Corp.	1,919	246,975
SS&C Technologies Holdings, Inc.	8,068	499,329
TransUnion	7,223	527,279
Verisk Analytics, Inc.	5,315	1,158,457
		10,613,820
Trading Companies & Distributors - 2.0%
Air Lease Corp. Class A	3,846	193,223
Core & Main, Inc. (a)	6,449	364,175
Fastenal Co.	21,271	1,445,152
Ferguson PLC	7,604	1,596,080
MSC Industrial Direct Co., Inc. Class A	1,712	156,203
SiteOne Landscape Supply, Inc. (a)	1,661	260,594
United Rentals, Inc.	2,521	1,684,003
W.W. Grainger, Inc.	1,645	1,515,621
Watsco, Inc.	1,254	561,441
WESCO International, Inc.	1,647	251,579
		8,028,071
TOTAL INDUSTRIALS		82,179,321
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 0.3%
Ciena Corp. (a)	5,372	248,348
F5, Inc. (a)	2,195	362,855
Juniper Networks, Inc.	11,806	411,085
Lumentum Holdings, Inc. (a)	2,517	110,144
Ubiquiti, Inc.	160	17,213
ViaSat, Inc. (a)	4,472	71,150
		1,220,795
Electronic Equipment, Instruments & Components - 2.5%
Amphenol Corp. Class A	21,699	2,620,588
Arrow Electronics, Inc. (a)	1,999	255,212
Avnet, Inc.	3,364	164,399
CDW Corp.	5,023	1,214,863
Cognex Corp.	6,470	268,764
Coherent Corp. (a)	4,832	263,972
Corning, Inc.	28,345	946,156
Crane NXT Co.	1,792	108,972
IPG Photonics Corp. (a)	1,177	98,844
Jabil, Inc.	4,638	544,316
Keysight Technologies, Inc. (a)	6,500	961,610
Littelfuse, Inc.	898	207,115
TD SYNNEX Corp.	2,514	296,250
Teledyne Technologies, Inc. (a)	1,737	662,631
Trimble, Inc. (a)	9,187	551,863
Vontier Corp.	5,773	234,557
Zebra Technologies Corp. Class A (a)	1,909	600,495
		10,000,607
IT Services - 2.1%
Akamai Technologies, Inc. (a)	5,553	560,464
Amdocs Ltd.	4,264	358,133
Cloudflare, Inc. (a)	10,970	958,778
Cognizant Technology Solutions Corp. Class A	18,689	1,227,494
DXC Technology Co. (a)	7,460	145,395
EPAM Systems, Inc. (a)	2,070	486,988
Gartner, Inc. (a)	2,812	1,160,203
Globant SA (a)	1,552	277,172
GoDaddy, Inc. (a)	5,231	640,170
Kyndryl Holdings, Inc. (a)	8,455	166,225
MongoDB, Inc. Class A (a)	2,534	925,366
Okta, Inc. (a)	5,705	530,451
Twilio, Inc. Class A (a)	6,327	378,861
VeriSign, Inc. (a)	3,301	559,453
		8,375,153
Semiconductors & Semiconductor Equipment - 2.8%
Allegro MicroSystems LLC (a)	2,944	87,407
Cirrus Logic, Inc. (a)	1,990	176,254
Enphase Energy, Inc. (a)	4,968	540,320
Entegris, Inc.	5,560	739,035
First Solar, Inc. (a)	3,969	699,735
GlobalFoundries, Inc. (a)(c)	2,939	143,658
Lattice Semiconductor Corp. (a)	5,124	351,506
Marvell Technology, Inc.	31,855	2,099,563
Microchip Technology, Inc.	19,795	1,820,744
MKS Instruments, Inc.	2,548	303,161
Monolithic Power Systems, Inc.	1,712	1,145,893
ON Semiconductor Corp. (a)	16,118	1,130,839
Qorvo, Inc. (a)	3,651	426,583
Skyworks Solutions, Inc.	5,917	630,693
Teradyne, Inc.	5,743	668,026
Universal Display Corp.	1,734	273,937
Wolfspeed, Inc. (a)(c)	3,637	98,308
		11,335,662
Software - 4.5%
ANSYS, Inc. (a)	3,244	1,053,911
AppLovin Corp. (a)	7,480	527,864
Aspen Technology, Inc. (a)	1,029	202,579
Bentley Systems, Inc. Class B	7,315	384,257
Bill Holdings, Inc. (a)	3,845	239,774
CCC Intelligent Solutions Holdings, Inc. Class A (a)	12,654	141,978
Confluent, Inc. (a)	7,173	201,705
Crowdstrike Holdings, Inc. (a)	7,958	2,328,033
Datadog, Inc. Class A (a)	10,390	1,303,945
DocuSign, Inc. (a)	7,484	423,594
Dolby Laboratories, Inc. Class A	2,173	168,755
DoubleVerify Holdings, Inc. (a)	5,276	154,587
Dropbox, Inc. Class A (a)	9,632	223,077
Dynatrace, Inc. (a)	9,724	440,594
Elastic NV (a)	3,001	306,762
Fair Isaac Corp. (a)	904	1,024,530
Five9, Inc. (a)	2,713	156,187
Gen Digital, Inc.	20,667	416,233
GitLab, Inc. (a)	3,398	178,293
Guidewire Software, Inc. (a)	3,044	336,058
HashiCorp, Inc. (a)	3,656	118,674
HubSpot, Inc. (a)	1,733	1,048,240
Informatica, Inc. (a)	1,621	50,202
Manhattan Associates, Inc. (a)	2,298	473,526
nCino, Inc. (a)	2,665	77,711
NCR Voyix Corp. (a)	5,545	67,926
Nutanix, Inc. Class A (a)	9,057	549,760
Palantir Technologies, Inc. (a)	71,755	1,576,457
Pegasystems, Inc.	1,570	93,289
Procore Technologies, Inc. (a)	3,039	207,928
PTC, Inc. (a)	4,276	758,733
RingCentral, Inc. (a)	3,146	93,185
SentinelOne, Inc. (a)	9,003	190,233
Smartsheet, Inc. (a)	4,965	187,826
Teradata Corp. (a)	3,639	135,007
Tyler Technologies, Inc. (a)	1,553	716,787
UiPath, Inc. Class A (a)	14,500	275,065
Unity Software, Inc. (a)	8,471	205,591
Zoom Video Communications, Inc. Class A (a)	8,731	533,464
Zscaler, Inc. (a)	3,317	573,642
		18,145,962
Technology Hardware, Storage & Peripherals - 0.9%
Hewlett Packard Enterprise Co.	48,388	822,596
HP, Inc.	32,195	904,358
NetApp, Inc.	7,665	783,440
Pure Storage, Inc. Class A (a)	10,743	541,447
Western Digital Corp. (a)	12,096	856,760
		3,908,601
TOTAL INFORMATION TECHNOLOGY		52,986,780
MATERIALS - 5.6%
Chemicals - 2.6%
Albemarle Corp.	4,375	526,356
Ashland, Inc.	1,854	176,742
Axalta Coating Systems Ltd. (a)	8,196	257,682
Celanese Corp. Class A	3,668	563,441
CF Industries Holdings, Inc.	7,170	566,215
Corteva, Inc.	26,300	1,423,619
DuPont de Nemours, Inc.	16,017	1,161,233
Eastman Chemical Co.	4,400	415,536
Element Solutions, Inc.	8,274	191,378
FMC Corp.	4,667	275,400
Ginkgo Bioworks Holdings, Inc. Class A (a)(c)	60,071	53,529
Huntsman Corp.	6,322	150,843
International Flavors & Fragrances, Inc.	9,521	805,953
LyondellBasell Industries NV Class A	9,607	960,412
NewMarket Corp.	232	122,245
Olin Corp.	4,463	233,326
PPG Industries, Inc.	8,730	1,126,170
RPM International, Inc.	4,718	504,401
The Chemours Co. LLC	5,549	148,436
The Mosaic Co.	12,253	384,622
The Scotts Miracle-Gro Co. Class A	1,640	112,406
Westlake Corp.	1,197	176,390
		10,336,335
Construction Materials - 0.7%
Eagle Materials, Inc.	1,265	317,148
Martin Marietta Materials, Inc.	2,299	1,349,674
Vulcan Materials Co.	4,941	1,272,950
		2,939,772
Containers & Packaging - 1.3%
Amcor PLC	53,502	478,308
Aptargroup, Inc.	2,427	350,410
Ardagh Metal Packaging SA	5,462	21,575
Avery Dennison Corp.	2,996	650,971
Ball Corp.	11,469	797,898
Berry Global Group, Inc.	4,301	243,609
Crown Holdings, Inc.	3,947	323,930
Graphic Packaging Holding Co.	11,298	292,053
International Paper Co.	12,928	451,704
Packaging Corp. of America	3,283	567,893
Sealed Air Corp.	5,529	174,053
Silgan Holdings, Inc.	2,996	139,793
Sonoco Products Co.	3,625	203,181
WestRock Co.	9,465	453,941
		5,149,319
Metals & Mining - 1.0%
Alcoa Corp.	6,813	239,409
Cleveland-Cliffs, Inc. (a)	18,546	313,427
MP Materials Corp. (a)	3,911	62,576
Nucor Corp.	9,142	1,540,701
Reliance, Inc.	2,118	603,037
Royal Gold, Inc.	2,447	293,958
SSR Mining, Inc.	7,778	41,690
Steel Dynamics, Inc.	5,665	737,130
United States Steel Corp.	8,209	299,629
		4,131,557
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	2,388	174,778
TOTAL MATERIALS		22,731,761
REAL ESTATE - 7.4%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Agree Realty Corp.	3,697	211,542
Alexandria Real Estate Equities, Inc.	6,472	749,911
American Homes 4 Rent Class A	12,375	443,025
Americold Realty Trust	10,626	233,453
Apartment Income (REIT) Corp.	5,583	214,276
AvalonBay Communities, Inc.	5,277	1,000,361
Boston Properties, Inc.	5,857	362,490
Brixmor Property Group, Inc.	11,082	244,912
Camden Property Trust (SBI)	3,934	392,141
Cousins Properties, Inc.	6,053	138,856
CubeSmart	8,317	336,339
Digital Realty Trust, Inc.	11,252	1,561,553
EastGroup Properties, Inc.	1,699	263,957
EPR Properties	2,743	111,338
Equity Lifestyle Properties, Inc.	6,610	398,517
Equity Residential (SBI)	13,909	895,740
Essex Property Trust, Inc.	2,378	585,583
Extra Space Storage, Inc.	7,811	1,048,861
Federal Realty Investment Trust (SBI)	2,999	312,406
First Industrial Realty Trust, Inc.	4,896	222,376
Gaming & Leisure Properties	9,482	405,166
Healthcare Realty Trust, Inc.	14,290	203,347
Healthpeak Properties, Inc.	26,867	499,995
Highwoods Properties, Inc. (SBI)	4,214	110,407
Host Hotels & Resorts, Inc.	25,966	489,978
Invitation Homes, Inc.	22,740	777,708
Iron Mountain, Inc.	10,771	834,968
Kilroy Realty Corp.	4,354	147,165
Kimco Realty Corp.	24,485	456,156
Lamar Advertising Co. Class A	3,223	373,385
Medical Properties Trust, Inc. (c)	22,356	102,838
Mid-America Apartment Communities, Inc.	4,350	565,500
National Storage Affiliates Trust	2,945	103,193
Net Lease Office Properties	579	13,236
NNN (REIT), Inc.	6,738	273,091
Omega Healthcare Investors, Inc.	9,088	276,366
Park Hotels & Resorts, Inc.	7,730	124,685
Rayonier, Inc.	5,427	160,965
Realty Income Corp.	31,045	1,662,149
Regency Centers Corp.	6,709	397,307
Rexford Industrial Realty, Inc.	7,993	342,180
SBA Communications Corp. Class A	3,702	689,016
Simon Property Group, Inc.	12,071	1,696,338
STAG Industrial, Inc.	6,741	231,823
Sun Communities, Inc.	4,579	509,734
UDR, Inc.	12,367	470,935
Ventas, Inc.	15,005	664,421
VICI Properties, Inc.	38,477	1,098,518
Vornado Realty Trust	6,588	171,486
Welltower, Inc.	20,639	1,966,484
Weyerhaeuser Co.	27,242	821,891
WP Carey, Inc.	8,083	443,272
		26,811,340
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	11,263	978,642
CoStar Group, Inc. (a)	15,055	1,377,984
Howard Hughes Holdings, Inc.	1,386	90,312
Jones Lang LaSalle, Inc. (a)	1,761	318,213
Zillow Group, Inc.:
Class A (a)	2,216	93,072
Class C (a)	5,734	244,096
		3,102,319
TOTAL REAL ESTATE		29,913,659
UTILITIES - 5.4%
Electric Utilities - 2.8%
Alliant Energy Corp.	9,465	471,357
Avangrid, Inc.	2,635	96,257
Constellation Energy Corp.	11,986	2,228,677
Edison International	14,072	999,956
Entergy Corp.	7,851	837,466
Evergy, Inc.	8,290	434,811
Eversource Energy	13,046	790,849
FirstEnergy Corp.	20,228	775,542
Hawaiian Electric Industries, Inc.	4,108	40,464
IDACORP, Inc.	1,874	177,618
NRG Energy, Inc.	8,351	606,867
OGE Energy Corp.	7,423	257,207
PG&E Corp.	76,060	1,301,387
Pinnacle West Capital Corp.	4,224	311,098
PPL Corp.	27,418	752,898
Xcel Energy, Inc.	20,613	1,107,536
		11,189,990
Gas Utilities - 0.2%
Atmos Energy Corp.	5,590	659,061
National Fuel Gas Co.	3,290	174,699
UGI Corp.	7,986	204,122
		1,037,882
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	5,179	120,360
Clearway Energy, Inc.:
Class A	1,536	33,347
Class C	3,054	71,403
The AES Corp.	25,228	451,581
Vistra Corp.	13,116	994,717
		1,671,408
Multi-Utilities - 1.7%
Ameren Corp.	9,767	721,488
CenterPoint Energy, Inc.	23,407	682,080
CMS Energy Corp.	10,803	654,770
Consolidated Edison, Inc.	12,912	1,218,893
DTE Energy Co.	7,671	846,265
NiSource, Inc.	15,327	427,010
Public Service Enterprise Group, Inc.	18,500	1,277,980
WEC Energy Group, Inc.	11,799	975,069
		6,803,555
Water Utilities - 0.3%
American Water Works Co., Inc.	7,259	887,921
Essential Utilities, Inc.	9,291	339,865
		1,227,786
TOTAL UTILITIES		21,930,621
TOTAL COMMON STOCKS (Cost $331,211,343)		402,940,553

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Property Preferred LP 6.25% (Cost $74)	3	44

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d)	1,143,973	1,144,201
Fidelity Securities Lending Cash Central Fund 5.39% (d)(e)	2,938,286	2,938,580
TOTAL MONEY MARKET FUNDS (Cost $4,082,781)		4,082,781

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $335,294,198)	407,023,378
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,906,548)
NET ASSETS - 100.0%	404,116,830

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	4	Jun 2024	1,150,880	(42,244)	(42,244)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	736,400	39,998,854	39,591,087	38,081	34	-	1,144,201	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	3,218,228	31,813,042	32,092,690	87,407	-	-	2,938,580	0.0%
Total	3,954,628	71,811,896	71,683,777	125,488	34	-	4,082,781

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	13,135,683	13,135,683	-	-
Consumer Discretionary	41,923,967	41,923,967	-	-
Consumer Staples	13,848,227	13,848,227	-	-
Energy	20,858,965	20,858,965	-	-
Financials	64,002,403	64,002,403	-	-
Health Care	39,429,166	39,429,166	-	-
Industrials	82,179,321	82,179,321	-	-
Information Technology	52,986,780	52,986,780	-	-
Materials	22,731,761	22,731,761	-	-
Real Estate	29,913,703	29,913,703	-	-
Utilities	21,930,621	21,930,621	-	-

Money Market Funds	4,082,781	4,082,781	-	-
Total Investments in Securities:	407,023,378	407,023,378	-	-
Derivative Instruments: Liabilities
Futures Contracts	(42,244)	(42,244)	-	-
Total Liabilities	(42,244)	(42,244)	-	-
Total Derivative Instruments:	(42,244)	(42,244)	-	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	0	(42,244)
Total Equity Risk	0	(42,244)
Total Value of Derivatives	0	(42,244)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		April 30, 2024

Assets
Investment in securities, at value (including securities loaned of $2,751,547) - See accompanying schedule:
Unaffiliated issuers (cost $331,211,417)	$402,940,597
Fidelity Central Funds (cost $4,082,781)	4,082,781

Total Investment in Securities (cost $335,294,198)		$407,023,378
Segregated cash with brokers for derivative instruments		60,400
Receivable for investments sold		32,060
Receivable for fund shares sold		722,882
Dividends receivable		176,943
Distributions receivable from Fidelity Central Funds		7,178
Other receivables		3,215
Total assets		408,026,056
Liabilities
Payable to custodian bank	$30,998
Payable for investments purchased	510,885
Payable for fund shares redeemed	406,761
Payable for daily variation margin on futures contracts	21,000
Other payables and accrued expenses	1,032
Collateral on securities loaned	2,938,550
Total liabilities		3,909,226
Net Assets		$404,116,830
Net Assets consist of:
Paid in capital		$338,823,469
Total accumulated earnings (loss)		65,293,361
Net Assets		$404,116,830
Net Asset Value, offering price and redemption price per share ($404,116,830 ÷ 23,895,527 shares)		$16.91
Statement of Operations
		Year ended April 30, 2024
Investment Income
Dividends		$5,698,460
Income from Fidelity Central Funds (including $87,407 from security lending)		125,488
Total income		5,823,948
Expenses
Independent trustees' fees and expenses	$1,049
Proxy	132,781
Total expenses before reductions	133,830
Expense reductions	(123,547)
Total expenses after reductions		10,283
Net Investment income (loss)		5,813,665
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,496,536
Redemptions in-kind	610,106
Fidelity Central Funds	34
Futures contracts	106,537
Total net realized gain (loss)		2,213,213
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,216,419
Futures contracts	(64,162)
Total change in net unrealized appreciation (depreciation)		45,152,257
Net gain (loss)		47,365,470
Net increase (decrease) in net assets resulting from operations		$53,179,135
Statement of Changes in Net Assets

	Year ended April 30, 2024	Year ended April 30, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,813,665	$4,589,947
Net realized gain (loss)	2,213,213	(2,768,507)
Change in net unrealized appreciation (depreciation)	45,152,257	(4,263,358)
Net increase (decrease) in net assets resulting from operations	53,179,135	(2,441,918)
Distributions to shareholders	(7,149,688)	(4,597,577)

Share transactions
Proceeds from sales of shares	158,415,832	118,927,737
Reinvestment of distributions	5,252,514	3,203,047
Cost of shares redeemed	(99,543,480)	(72,465,560)

Net increase (decrease) in net assets resulting from share transactions	64,124,866	49,665,224
Total increase (decrease) in net assets	110,154,313	42,625,729

Net Assets
Beginning of period	293,962,517	251,336,788
End of period	$404,116,830	$293,962,517

Other Information
Shares
Sold	9,997,096	8,137,991
Issued in reinvestment of distributions	328,034	224,077
Redeemed	(6,255,170)	(4,909,134)
Net increase (decrease)	4,069,960	3,452,934

Financial Highlights
Fidelity Flex® Mid Cap Index Fund

Years ended April 30,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.83	$15.35	$16.82	$10.78	$12.23
Income from Investment Operations
Net investment income (loss) A,B	.26	.26	.21	.19	.22
Net realized and unrealized gain (loss)	2.15	(.52)	(1.18)	6.17	(1.39)
Total from investment operations	2.41	(.26)	(.97)	6.36	(1.17)
Distributions from net investment income	(.24)	(.23)	(.19)	(.20)	(.18)
Distributions from net realized gain	(.08)	(.03)	(.31)	(.12)	(.10)
Total distributions	(.33) C	(.26)	(.50)	(.32)	(.28)
Net asset value, end of period	$16.91	$14.83	$15.35	$16.82	$10.78
Total Return D	16.36%	(1.62)%	(6.09)%	59.64%	(9.88)%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.04%	-% G	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions G	-%	-%	-%	-%	-%
Net investment income (loss)	1.67%	1.75%	1.27%	1.35%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$404,117	$293,963	$251,337	$189,335	$88,365
Portfolio turnover rate H	10 % I	13%	13%	26%	38%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal distributions per share do not sum due to rounding.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount represents less than .005%.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended April 30, 2024

1. Organization.
Fidelity Flex Mid Cap Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or ETFs but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of April 30, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$98,894,076
Gross unrealized depreciation	(33,865,192)
Net unrealized appreciation (depreciation)	$65,028,884
Tax Cost	$341,994,494

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,339,312
Net unrealized appreciation (depreciation) on securities and other investments	$65,028,884

The Fund intends to elect to defer to its next fiscal year $1,074,834 of capital losses recognized during the period November 1, 2023 to April 30, 2024.

The tax character of distributions paid was as follows:

	April 30, 2024	April 30, 2023
Ordinary Income	$5,320,320	$ 4,117,732
Long-term Capital Gains	1,829,368	479,845
Total	$7,149,688	$ 4,597,577
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Mid Cap Index Fund	102,739,625	34,992,318

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Flex Mid Cap Index Fund	57,372	610,106	988,525

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.
Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Flex Mid Cap Index Fund	194	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent proxy and shareholder meeting expenses exceeded .003% of average net assets. This reimbursement will remain in place through August 31, 2025. During the period this reimbursement reduced the Fund's expenses as follows:
Reimbursement ($)
Fidelity Flex Mid Cap Index Fund	122,372

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,175.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Flex Mid Cap Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Flex Mid Cap Index Fund (the "Fund"), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of April 30, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 13, 2024
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Jonathan Chiel, each of the Trustees oversees 314 funds. Mr. Chiel oversees 192 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants).
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Jonathan Chiel (1957)
Year of Election or Appointment: 2016
Trustee
Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Senior Counsel at Fidelity Investments (diversified financial services company, 2024-present). Previously, Mr. Chiel served as General Counsel (2012-2024) and Head of Legal, Risk and Compliance (2022-2024) for Fidelity Investments; Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-2024); Director and President of OH Company LLC (holding company, 2018-2024); General Counsel (2004-2012) and Senior Vice President and Deputy General Counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (law firm, 1996-2000); and an Assistant United States Attorney for the United States Attorney's Office of the District of Massachusetts (1986-1995), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Harvard Law School Center on the Legal Profession and the U.S. Chamber Litigation Center.
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016) and as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-2024).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray serves as Vice Chairman of the Board (2020-present) of Meijer, Inc. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Lead Independent Director (2023-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of The Thompson Foundation, The Thompson Schools Foundation and many other community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Veradigm Healthcare Solutions, Inc. (healthcare technology, 2020-present). Previously, Ms. Zierhoffer served as member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-2022) as well as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations+
Lester Owens (1957)
Year of Election or Appointment: 2024
Member of the Advisory Board
Mr. Owens also serves as a Member of the Advisory Board of other Fidelity® funds. Prior to his retirement, Mr. Owens served as Senior Executive Vice President, Head of Operations, and member of the Operating Committee of Wells Fargo & Company (financial services, 2020-2023). Mr. Owens currently serves as Chairman of the Board of Directors of Robert Wood Johnson Barnabas Health, Inc. (academic healthcare system, 2022-present). Previously, Mr. Owens served as Senior Executive Vice President and Head of Operations at Bank of New York Mellon (financial services, 2019-2020) and held various roles at JPMorgan Chase & Co. (financial services, 2007-2019), including Managing Director for Wholesale Banking Operations. Mr. Owens also previously served as a member of the Board of Directors of the Depository Trust & Clearing Corporation (financial services, 2016) and as Chairman of the Board of Directors of the Clearing House Interbank Payments System (private clearing system, 2015-2016).
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner is a Senior Vice President (2022-present) and is an employee of Fidelity Investments (2022-present). Ms. Bonner serves as Senior Vice President, Vice President, Treasurer, or Director of certain Fidelity entities. Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown is a Vice President (2015-present) and is an employee of Fidelity Investments. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke is Head of Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments. Mr. Burke serves as President, Executive Vice President, or Director of certain Fidelity entities. Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain Fidelity entities. Ms. Carey is a Senior Vice President, Deputy General Counsel (2019-present) and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter is a Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments. Mr. Carter serves as Chief Legal Officer of Fidelity Investments Institutional Operations Company LLC - Shareholder Division (transfer agent, 2020-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis is a Vice President (2006-present) and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer or Director of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is a Senior Vice President (2017-present) and is an employee of Fidelity Investments. Ms. Del Prato serves as Senior Vice President, Vice President, Assistant Treasurer, or Director of certain Fidelity entities. Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia is a Senior Vice President of Asset Management Compliance (2019-present) and is an employee of Fidelity Investments. Mr. Gouveia serves as Compliance Officer of Fidelity Management Trust Company (2023-present). Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Hogan serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher is a Vice President (2008-present) and is an employee of Fidelity Investments. Mr. Maher serves as Assistant Treasurer of certain Fidelity entities. Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as AML Officer of other funds. Mr. Segaloff is a Vice President (2022-present) and is an employee of Fidelity Investments. Mr. Segaloff serves as Anti Money Laundering Compliance Officer or Anti Money Laundering/Bank Secrecy Act Compliance Officer of certain Fidelity entities.
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith is a Senior Vice President (2016-present) and is an employee of Fidelity Investments. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann is a Vice President (2016-present) and is an employee of Fidelity Investments. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
+ The information includes principal occupation during the last five years.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Expenses Paid During Period- C November 1, 2023 to April 30, 2024

Fidelity Flex® Mid Cap Index Fund	-%-D
Actual		$ 1,000	$ 1,220.20	$-E
Hypothetical-B		$ 1,000	$ 1,024.86	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended April 30, 2024, $2,202,726, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $35,937 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 86% and 73% of the dividends distributed in June and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 91.19% and 79.11% of the dividends distributed in June and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 8.73% and 18.45% of the dividends distributed in June and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Liquidity Risk Management Program
The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.
The Fund has adopted and implemented a liquidity risk management program (the Program) reasonably designed to assess and manage the Fund's liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund's Board of Trustees (the Board) has designated the Fund's investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund's liquidity risk based on a variety of factors including (1) the Fund's investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) certain factors specific to ETFs including the effect of the Fund's prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund's portfolio, as applicable.
In accordance with the Program, each of the Fund's portfolio investments is classified into one of four defined liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.
  Highly liquid investments - cash or convertible to cash within three business days or less
  Moderately liquid investments - convertible to cash in three to seven calendar days
  Less liquid investments - can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments - cannot be sold or disposed of within seven calendar days
Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.
The Liquidity Rule places a 15% limit on a fund's illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM).  The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.
At a recent meeting of the Fund's Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of the Program for the period December 1, 2022 through November 30, 2023.  The report concluded that the Program is operating effectively and is reasonably designed to assess and manage the Fund's liquidity risk.
Proxy Voting Results
A special meeting of shareholders was held on October 18, 2023. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	378,729,502,260.01	97.58
Withheld	9,407,876,478.96	2.42
TOTAL	388,137,378,738.97	100.00
Jennifer Toolin McAuliffe
Affirmative	378,454,868,010.95	97.51
Withheld	9,682,510,728.02	2.49
TOTAL	388,137,378,738.97	100.00
Christine J. Thompson
Affirmative	378,837,121,274.52	97.60
Withheld	9,300,257,464.45	2.40
TOTAL	388,137,378,738.97	100.00
Elizabeth S. Acton
Affirmative	378,262,110,794.85	97.46
Withheld	9,875,267,944.12	2.54
TOTAL	388,137,378,738.97	100.00
Laura M. Bishop
Affirmative	380,482,113,171.06	98.03
Withheld	7,655,265,567.91	1.97
TOTAL	388,137,378,738.97	100.00
Ann E. Dunwoody
Affirmative	380,016,034,008.12	97.91
Withheld	8,121,344,730.85	2.09
TOTAL	388,137,378,738.97	100.00
John Engler
Affirmative	379,432,488,394.20	97.76
Withheld	8,704,890,344.77	2.24
TOTAL	388,137,378,738.97	100.00
Robert F. Gartland
Affirmative	378,741,819,600.60	97.58
Withheld	9,395,559,138.37	2.42
TOTAL	388,137,378,738.97	100.00
Robert W. Helm
Affirmative	380,389,324,755.07	98.00
Withheld	7,748,053,983.90	2.00
TOTAL	388,137,378,738.97	100.00
Arthur E. Johnson
Affirmative	378,427,694,151.67	97.50
Withheld	9,709,684,587.30	2.50
TOTAL	388,137,378,738.97	100.00
Michael E. Kenneally
Affirmative	377,842,228,145.18	97.35
Withheld	10,295,150,593.79	2.65
TOTAL	388,137,378,738.97	100.00
Mark A. Murray
Affirmative	380,158,432,703.37	97.94
Withheld	7,978,946,035.60	2.06
TOTAL	388,137,378,738.97	100.00
Carol J. Zierhoffer
Affirmative	380,522,113,360.24	98.04
Withheld	7,615,265,378.73	1.96
TOTAL	388,137,378,738.97	100.00

Proposal 1 reflects trust-wide proposal and voting results.

1.9881627.107
ZMP-ANN-0624

Item 2.

Code of Ethics

As of the end of the period, April 30, 2024, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Flex Mid Cap Index Fund, Fidelity Flex Small Cap Index Fund, Fidelity Large Cap Growth Index Fund, Fidelity Large Cap Value Index Fund, Fidelity Mid Cap Index Fund, Fidelity Series Large Cap Growth Index Fund, and Fidelity Small Cap Index Fund (the “Funds”):

Services Billed by Deloitte Entities

April 30, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$39,900	$-	$7,700	$1,000
Fidelity Flex Small Cap Index Fund	$49,800	$-	$7,700	$1,200
Fidelity Large Cap Growth Index Fund	$39,400	$-	$9,400	$1,000
Fidelity Large Cap Value Index Fund	$39,200	$-	$9,400	$1,000
Fidelity Mid Cap Index Fund	$43,400	$-	$9,400	$1,000
Fidelity Series Large Cap Growth Index Fund	$39,000	$-	$7,900	$1,000
Fidelity Small Cap Index Fund	$50,700	$-	$9,500	$1,200

April 30, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Flex Mid Cap Index Fund	$40,100	$-	$7,700	$1,000
Fidelity Flex Small Cap Index Fund	$50,000	$-	$7,200	$1,200
Fidelity Large Cap Growth Index Fund	$39,300	$-	$7,400	$1,000
Fidelity Large Cap Value Index Fund	$39,200	$-	$7,700	$1,000
Fidelity Mid Cap Index Fund	$45,800	$-	$9,400	$1,000
Fidelity Series Large Cap Growth Index Fund	$39,200	$-	$7,900	$1,000
Fidelity Small Cap Index Fund	$61,700	$-	$9,200	$1,200

A Amounts may reflect rounding

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	April 30, 2024A	April 30, 2023A
Audit-Related Fees	$75,000	$80,000
Tax Fees	$-	$-
All Other Fees	$935,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	April 30, 2024A	April 30, 2023A
Deloitte Entities	$5,102,900	$2,111,900

A Amounts may reflect rounding

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	June 21, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	June 21, 2024